UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2023

Date of reporting period: 10/31/2023

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2023

2023 Annual Report

BlackRock FundsSM

• iShares U.S. Intermediate Credit Bond Index Fund

• iShares U.S. Intermediate Government Bond Index Fund

• iShares U.S. Long Credit Bond Index Fund

• iShares U.S. Long Government Bond Index Fund

• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2023
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.39%	10.14%

U.S. small cap equities (Russell 2000® Index)	(5.29)	(8.56)

International equities (MSCI Europe, Australasia, Far East Index)	(7.88)	14.40

Emerging market equities (MSCI Emerging Markets Index)	(4.78)	10.80

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.63	4.77

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.70)	(3.25)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.13)	0.36

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.65)	2.64

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	0.02	6.23

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund

Investment Objective

iShares U.S. Intermediate Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Credit Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended October 31, 2023, the Fund returned 3.53%. The Fund’s benchmark, the Bloomberg U.S. Intermediate Credit Bond Index, returned 3.52% for the same period.

Describe the market environment.

U.S. Treasury yields rose (as prices fell) over the past 12 months, dampening returns across the bond market. In the early part of the reporting period, the market performed well as moderating inflation raised hopes that the Fed could be nearing the end of its long series of interest rate hikes. As 2023 progressed, however, the combination of persistent inflation and communications from Fed officials made it clear that although rate hikes were indeed winding down, interest rates were likely to remain “higher for longer.” The Fed ultimately raised rates six times over the course of the 12-month period, bringing the benchmark fed funds rate from a range of 3.0-3.25% to 5.25%-5.50%. More important was the fact that the markets continued to push out expectations for the central bank’s first rate cut. At the beginning of the reporting period, the futures markets were indicating the initial rate reduction would occur in the second half of 2023. In contrast, the expected timing had shifted to late 2024 by the end of October.

Despite the headwind from rising Treasury yields, intermediate-term corporate issues delivered gains thanks to the contribution from income and a decline in yield spreads relative to government debt. The compression in spreads reflected the backdrop of positive economic growth, better-than-expected corporate earnings, and investors’ generally healthy appetite for risk.

Describe recent portfolio activity.

The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

The Fund commenced operations on May 20, 2022.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Intermediate Credit Bond Index, which, for the Fund, are considered bonds.

(c)

An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity.

4	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	iShares U.S. Intermediate Credit Bond Index Fund

Performance

	Average Annual Total Returns

	1 Year	Since Inception (a)

Fund	3.53%	(0.77)%

Bloomberg U.S. Intermediate Credit Bond Index	3.52	(0.83)

(a)	The Fund commenced operations on May 20, 2022.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 973.90	$ 0.00		$ 1,000.00	$ 1,025.21	$ 0.00		0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

Corporate Bonds	89.4%
Foreign Agency Obligations	9.9
Other*	0.7

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Schedule of Investments for details.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2023	iShares U.S. Intermediate Government Bond Index Fund

Investment Objective

iShares U.S. Intermediate Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Intermediate Government Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended October 31, 2023, the Fund returned 1.59%. The Fund’s benchmark, the Bloomberg U.S. Intermediate Government Bond Index, returned 1.46% for the same period.

Describe the market environment.

U.S. Treasury yields rose (as prices fell) over the past 12 months, but the benefit of income outweighed the effects of falling prices and helped intermediate-term Treasuries register a positive total return.

In the early part of the reporting period, the market performed well as moderating inflation raised hopes that the Fed could be nearing the end of its long series of interest rate hikes. As 2023 progressed, however, the combination of persistent inflation and communications from Fed officials made it clear that although rate hikes were indeed winding down, interest rates were likely to remain “higher for longer.” The Fed ultimately raised rates six times over the course of the 12-month period, bringing the benchmark fed funds rate from a range of 3.0-3.25% to 5.25%-5.50%. More important, however, was the fact that the markets continued to push out expectations for the central bank’s first rate cut. At the beginning of the period, the futures markets were indicating the initial rate reduction would occur in the second half of 2023. In contrast, the expected timing had shifted to late 2024 by the end of October.

These developments led to negative price performance for intermediate-term Treasuries. The yield on the five-year note climbed from 4.27% to 4.82% over the course of the period, while the 10-year yield rose from 4.10% to 4.88%.

The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

The Fund commenced operations on May 20, 2022.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Intermediate Government Bond Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(c)

An index that includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity greater than 1 year and less than 10 years.

6	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	iShares U.S. Intermediate Government Bond Index Fund

Performance

	Average Annual Total Returns

	1 Year	Since Inception (a)

Fund	1.59%	(1.85)%
Bloomberg U.S. Intermediate Government Bond Index	1.46	(1.94)

(a)	The Fund commenced operations on May 20, 2022.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 972.50	$ 0.00		$ 1,000.00	$ 1,025.21	$ 0.00		0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	97.9%

U.S. Government Sponsored Agency Securities	2.1

(a)	Excludes short-term securities.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2023	iShares U.S. Long Credit Bond Index Fund

Investment Objective

iShares U.S. Long Credit Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Credit Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended October 31, 2023, the Fund returned 0.80%. The Fund’s benchmark, the Bloomberg U.S. Long Credit Bond Index, returned 0.62% for the same period.

Describe the market environment.

U.S. Treasury yields rose (as prices fell) over the past 12 months, pressuring returns across the bond market. In the early part of the reporting period, the market performed well as moderating inflation raised hopes that the Fed could be nearing the end of its long series of interest rate hikes. As 2023 progressed, however, the combination of persistent inflation and communications from Fed officials made it clear that although rate hikes were indeed winding down, interest rates were likely to remain “higher for longer.” The Fed ultimately raised rates six times over the course of the 12-month period, bringing the benchmark fed funds rate from a range of 3.0-3.25% to 5.25%-5.50%. More important, however, was the fact that the markets continued to push out expectations for the central bank’s first rate cut. At the beginning of the period, the futures markets were indicating the initial rate reduction would occur in the second half of 2023. In contrast, the expected timing had shifted to late 2024 by the end of October.

Despite the headwind from rising Treasury yields, long-term corporate issues delivered gains thanks to the contribution from income and a decline in yield spreads relative to government debt. The compression in spreads reflected the backdrop of positive economic growth, better-than-expected corporate earnings, and investors’ generally healthy appetite for risk. However, longer-term corporates underperformed short- and intermediate-term issues due to their higher sensitivity to interest rate movements.

The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

The Fund commenced operations on May 20, 2022.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Long Credit Bond Index, which, for the Fund, are considered bonds.

(c)

An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the U.S. Corporate Index and a non-corporate component that includes non-U.S. agencies, sovereigns, supranationals and local authorities constrained by maturity.

8	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	iShares U.S. Long Credit Bond Index Fund

Performance

	Average Annual Total Returns

	1 Year	Since Inception (a)

Fund	0.80%	(8.55)%

Bloomberg U.S. Long Credit Bond Index	0.62	(8.59)

(a)	The Fund commenced operations on May 20, 2022.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 878.30	$ 0.00		$ 1,000.00	$ 1,025.20	$ 0.00		0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

Corporate Bonds	89.3%
Foreign Agency Obligations	5.4
Municipal Bonds	5.2
Capital Trust	0.1

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2023	iShares U.S. Long Government Bond Index Fund

Investment Objective

iShares U.S. Long Government Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Long Government Bond Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended October 31, 2023, the Fund returned (8.17)%. The Fund’s benchmark, the Bloomberg Long U.S. Government Bond Index, returned (8.45)% for the same period.

Describe the market environment.

U.S. Treasury yields rose (as prices fell) over the past 12 months, pressuring returns across the bond market. In the early part of the reporting period, the market performed well as moderating inflation raised hopes that the Fed could be nearing the end of its long series of interest rate hikes. As 2023 progressed, however, the combination of persistent inflation and communications from Fed officials made it clear that although rate hikes were indeed winding down, interest rates were likely to remain “higher for longer.” The Fed ultimately raised rates six times over the course of the 12-month period, bringing the benchmark fed funds rate from a range of 3.0-3.25% to 5.25%-5.50%. More important, however, was the fact that the markets continued to push out expectations for the central bank’s first rate cut. At the beginning of the period, the futures markets were indicating the initial rate reduction would occur in the second half of 2023. In contrast, the expected timing had shifted to late 2024 by the end of October.

These developments weighed on long-term U.S. Treasuries and caused the category to finish as one of the worst-performing segments in the fixed-income market. The yield on the 10-year note climbed from 4.10% to 4.88% over the course of the period, while the 30-year yield rose from 4.22% to 5.04%.

The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

The Fund commenced operations on May 20, 2022.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Long Government Bond Index, which, for the Fund, are considered bonds issued or guaranteed by the U.S. Government and its agencies or instrumentalities.

(c)

An index that includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government owned or government sponsored entities, and debt explicitly guaranteed by the U.S. government) with a maturity greater than 10 years.

10	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	iShares U.S. Long Government Bond Index Fund

Performance

	Average Annual Total Returns

	1 Year	Since Inception (a)

Fund	(8.17)%	(17.13)%

Bloomberg U.S. Long Government Bond Index	(8.45)	(17.38)

(a)	The Fund commenced operations on May 20, 2022.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 816.30	$ 0.00		$ 1,000.00	$ 1,025.21	$ 0.00		0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)	Percent of Total Investments

U.S. Treasury Obligations	98.9%
U.S. Government Sponsored Agency Securities	1.1

(a)	Excludes short-term securities.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2023	iShares U.S. Securitized Bond Index Fund

Investment Objective

iShares U.S. Securitized Bond Index Fund’s (the “Fund”) investment objective is to seek to provide investment results that correspond to the total return performance of fixed-income securities, in aggregate, as represented by the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index (the “Index”).

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended October 31, 2023, the Fund returned (0.53)%. The Fund’s benchmark, the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index, returned (0.59)% for the same period.

Describe the market environment.

U.S. Treasury yields rose (as prices fell) over the past 12 months, pressuring returns across the bond market. In the early part of the reporting period, the market performed well as moderating inflation raised hopes that the Fed could be nearing the end of its long series of interest rate hikes. As 2023 progressed, however, the combination of persistent inflation and communications from Fed officials made it clear that although rate hikes were indeed winding down, interest rates were likely to remain “higher for longer.” The Fed ultimately raised rates six times over the course of the 12-month period, bringing the benchmark fed funds rate from a range of 3.0-3.25% to 5.25%-5.50%. More important, however, was the fact that the markets continued to push out expectations for the central bank’s first rate cut. At the beginning of the period, the futures markets were indicating the initial rate reduction would occur in the second half of 2023. In contrast, the expected timing had shifted to late 2024 by the end of October.

Securitized assets produced a return in line with the broader investment-grade market. Asset-backed securities performed well, largely due to the ongoing strength in the U.S. consumer sector. Commercial mortgage-backed securities (“CMBS”) posted a modest gain, with a broad range of returns across property types. Sentiment around CMBS collateralized by office properties continued to suffer from remote or hybrid work policies and higher vacancy rates relative to pre-pandemic levels. By contrast, hotel- and multifamily-backed CMBS benefited from strong consumer spending and high housing rental rates, respectively. Mortgage-backed securities lagged, however. The category was pressured by volatile market conditions and the increased interest-rate sensitivity brought about by lower prepayments.

The Fund’s cash position had no material impact on performance.

Describe recent portfolio activity.

The Fund maintained its objective of seeking to provide investment results that correspond to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

The Fund remained positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

GROWTH OF $10,000 INVESTMENT

The	Fund commenced operations on May 20, 2022.
(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)

Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in securities comprising the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index, which, for the Fund, are considered bonds.

(c)	An index that measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

12	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023 (continued)	iShares U.S. Securitized Bond Index Fund

Performance

	Average Annual Total Returns

	1 Year	Since Inception (a)

Fund	(0.53)%	(5.73)%

Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index	(0.59)	(5.84)

(a)	The Fund commenced operations on May 20, 2022.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 933.10	$ 0.00		$ 1,000.00	$ 1,025.21	$ 0.00		0.00%

(a)	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type(a)(b)	Percent of Total Investments

U.S. Government Sponsored Agency Securities	96.3%
Non-Agency Mortgage-Backed Securities	2.9
Asset-Backed Securities	0.8

(a)	Excludes short-term securities.

(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (the “Manager”), each Fund’s investment adviser, and BlackRock Advisors, LLC (the “Administrator”), each Fund’s administrator, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s) each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

14	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.1%
Omnicom Group, Inc. 2.45%, 04/30/30	$579	$459,455
4.20%, 06/01/30	350	308,268
2.60%, 08/01/31(a)	317	243,575
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/24	450	438,953
3.60%, 04/15/26	813	770,067

		2,220,318

Aerospace & Defense — 1.6%
3M Co. 2.00%, 02/14/25(a)	829	787,925
3.00%, 08/07/25	163	155,306
2.25%, 09/19/26(a)	400	362,421
2.88%, 10/15/27(a)	620	558,698
3.38%, 03/01/29	289	254,119
2.38%, 08/26/29(a)	816	666,013
3.05%, 04/15/30	350	295,561
Boeing Co. 4.88%, 05/01/25	1,659	1,629,796
2.75%, 02/01/26	829	771,514
2.20%, 02/04/26	3,073	2,823,568
3.10%, 05/01/26	829	772,949
2.70%, 02/01/27(a)	550	495,215
2.80%, 03/01/27	129	116,064
5.04%, 05/01/27	1,159	1,122,255
3.25%, 02/01/28	400	357,469
3.20%, 03/01/29	359	310,204
2.95%, 02/01/30	470	388,134
5.15%, 05/01/30	2,489	2,332,068
3.63%, 02/01/31	509	429,019
6.13%, 02/15/33	200	196,844
Eaton Corp., 3.10%, 09/15/27	572	524,576
General Dynamics Corp. 3.25%, 04/01/25	413	400,028
3.50%, 05/15/25	829	804,406
1.15%, 06/01/26	362	324,675
2.13%, 08/15/26	413	378,945
3.50%, 04/01/27	500	468,794
2.63%, 11/15/27	350	313,162
3.75%, 05/15/28(a)	413	384,770
3.63%, 04/01/30	450	400,194
2.25%, 06/01/31(a)	279	220,497
HEICO Corp., 5.35%, 08/01/33	230	211,106
Huntington Ingalls Industries, Inc. 3.48%, 12/01/27	350	317,096
2.04%, 08/16/28	329	273,966
4.20%, 05/01/30	450	398,437
Illinois Tool Works, Inc., 2.65%, 11/15/26	389	359,028
L3Harris Technologies, Inc. 3.83%, 04/27/25	413	399,606
5.40%, 01/15/27	500	491,043
4.40%, 06/15/28	1,163	1,086,141
2.90%, 12/15/29	579	486,978
1.80%, 01/15/31	762	567,727
5.40%, 07/31/33(a)	520	485,902
Lockheed Martin Corp. 4.95%, 10/15/25	40	39,709
3.55%, 01/15/26	931	895,066
5.10%, 11/15/27	420	415,165
4.45%, 05/15/28	100	95,848

Security	Par (000)	Value

Aerospace & Defense (continued)
Lockheed Martin Corp. (continued) 3.90%, 06/15/32	$272	$238,085
5.25%, 01/15/33	800	770,814
Northrop Grumman Corp. 2.93%, 01/15/25	829	800,692
3.20%, 02/01/27	400	370,500
3.25%, 01/15/28	1,259	1,147,323
4.40%, 05/01/30	829	764,238
4.70%, 03/15/33(a)	500	455,390
Parker-Hannifin Corp. 4.25%, 09/15/27	450	426,743
3.25%, 06/14/29	859	754,693
4.50%, 09/15/29	500	464,702
RTX Corp. 3.95%, 08/16/25	829	801,870
5.00%, 02/27/26	215	211,282
2.65%, 11/01/26	500	457,323
3.50%, 03/15/27	829	766,525
3.13%, 05/04/27	409	372,548
4.13%, 11/16/28	1,989	1,826,443
2.25%, 07/01/30	419	328,770
1.90%, 09/01/31	829	607,925
2.38%, 03/15/32	405	304,132
5.15%, 02/27/33	820	756,508
Textron, Inc. 3.00%, 06/01/30	829	683,443
2.45%, 03/15/31(a)	177	138,040

		39,015,996

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	829	795,600

Automobile Components — 0.1%
Aptiv PLC/Aptiv Corp. 2.40%, 02/18/25	300	286,141
3.25%, 03/01/32(a)	488	391,097
BorgWarner, Inc., 2.65%, 07/01/27	749	665,856
Lear Corp. 3.80%, 09/15/27	350	320,625
4.25%, 05/15/29	129	115,334
2.60%, 01/15/32	329	242,555
Magna International, Inc. 4.15%, 10/01/25	400	388,505
5.98%, 03/21/26	200	200,063
2.45%, 06/15/30	455	367,221
5.50%, 03/21/33(a)	400	381,551

		3,358,948

Automobiles — 1.9%
American Honda Finance Corp. 1.50%, 01/13/25(a)	413	393,064
5.00%, 05/23/25	250	247,797
1.20%, 07/08/25	450	417,893
1.00%, 09/10/25	450	413,405
5.80%, 10/03/25	250	250,743
4.75%, 01/12/26	60	58,955
5.25%, 07/07/26(a)	550	545,533
1.30%, 09/09/26	329	292,145
2.35%, 01/08/27	413	372,791
4.70%, 01/12/28	100	96,115
2.00%, 03/24/28	447	382,976
5.13%, 07/07/28	400	389,816
2.25%, 01/12/29	413	350,202
4.60%, 04/17/30	320	297,592

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
American Honda Finance Corp. (continued) 5.85%, 10/04/30(a)	$250	$248,234
1.80%, 01/13/31	300	227,535
Series A, 4.60%, 04/17/25	340	335,056
AutoNation, Inc. 1.95%, 08/01/28	136	109,325
4.75%, 06/01/30(a)	179	156,782
2.40%, 08/01/31	362	257,848
3.85%, 03/01/32	400	313,561
AutoZone, Inc. 3.25%, 04/15/25	107	103,078
3.75%, 06/01/27(a)	400	373,808
4.50%, 02/01/28	340	321,475
3.75%, 04/18/29	179	159,900
4.00%, 04/15/30	300	264,247
1.65%, 01/15/31	300	219,859
4.75%, 08/01/32	300	266,390
4.75%, 02/01/33	350	308,736
5.20%, 08/01/33	160	145,120
Cummins, Inc. 0.75%, 09/01/25	413	379,479
1.50%, 09/01/30	350	267,370
General Motors Co. 4.00%, 04/01/25	209	202,608
6.13%, 10/01/25	1,106	1,104,036
4.20%, 10/01/27	829	767,733
6.80%, 10/01/27(a)	496	503,739
5.40%, 10/15/29	665	624,429
5.60%, 10/15/32(a)	650	593,538
General Motors Financial Co., Inc. 4.00%, 01/15/25	163	158,484
2.90%, 02/26/25	546	521,316
3.80%, 04/07/25	700	675,594
4.35%, 04/09/25	600	583,376
2.75%, 06/20/25	811	765,333
4.30%, 07/13/25	829	800,608
6.05%, 10/10/25	500	497,943
1.25%, 01/08/26	900	806,568
5.25%, 03/01/26	476	463,913
5.40%, 04/06/26	860	841,642
1.50%, 06/10/26	829	731,812
4.35%, 01/17/27	413	387,953
2.35%, 02/26/27	829	728,771
5.00%, 04/09/27	800	764,933
2.70%, 08/20/27	829	724,261
6.00%, 01/09/28	300	294,622
2.40%, 04/10/28	416	350,702
5.80%, 06/23/28	765	741,140
2.40%, 10/15/28	802	661,212
5.65%, 01/17/29	163	156,452
4.30%, 04/06/29	650	577,560
5.85%, 04/06/30	765	723,022
3.60%, 06/21/30	457	377,099
2.35%, 01/08/31	550	409,528
2.70%, 06/10/31	588	442,191
3.10%, 01/12/32	350	266,150
6.40%, 01/09/33(a)	450	431,132
Genuine Parts Co., 1.88%, 11/01/30	200	147,908
Honda Motor Co. Ltd. 2.27%, 03/10/25	600	573,541
2.53%, 03/10/27	450	406,811

Security	Par (000)	Value

Automobiles (continued)
Honda Motor Co. Ltd. (continued) 2.97%, 03/10/32(a)	$637	$524,351
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	996	1,151,644
PACCAR Financial Corp. 3.55%, 08/11/25	200	193,618
4.95%, 10/03/25	235	233,208
4.45%, 03/30/26	395	387,040
1.10%, 05/11/26	530	477,219
2.00%, 02/04/27	225	201,061
4.60%, 01/10/28	200	193,556
Toyota Motor Corp. 1.34%, 03/25/26	413	374,896
5.28%, 07/13/26(a)	160	159,476
5.12%, 07/13/28	200	197,353
2.76%, 07/02/29(a)	120	104,493
2.36%, 03/25/31	413	330,422
5.12%, 07/13/33(a)	175	168,318
Toyota Motor Credit Corp. 4.80%, 01/10/25	750	743,550
1.45%, 01/13/25	829	789,130
1.80%, 02/13/25(a)	600	571,780
3.00%, 04/01/25	500	482,318
3.95%, 06/30/25	565	550,617
3.65%, 08/18/25	450	435,386
5.60%, 09/11/25	150	150,197
0.80%, 10/16/25	900	821,800
5.40%, 11/10/25	400	399,402
0.80%, 01/09/26	450	406,694
4.45%, 05/18/26	880	859,553
1.13%, 06/18/26	390	348,779
5.00%, 08/14/26	400	395,037
3.20%, 01/11/27	500	465,892
1.90%, 01/13/27	829	739,287
3.05%, 03/22/27	829	764,422
1.15%, 08/13/27(a)	350	298,763
4.55%, 09/20/27(a)	500	483,017
5.45%, 11/10/27	450	448,744
4.63%, 01/12/28(a)	600	580,816
1.90%, 04/06/28	311	267,998
5.25%, 09/11/28	150	147,629
3.65%, 01/08/29	179	163,840
4.45%, 06/29/29(a)	200	189,193
2.15%, 02/13/30	413	334,885
3.38%, 04/01/30	829	722,445
4.55%, 05/17/30	380	355,506
1.90%, 09/12/31	579	437,240

		46,825,065

Banks — 9.2%
African Development Bank, 4.38%, 03/14/28	2,000	1,949,813
Asian Development Bank 3.75%, 04/25/28	1,500	1,425,271
4.50%, 08/25/28	2,000	1,958,112
3.88%, 06/14/33	1,000	909,304
Asian Infrastructure Investment Bank, 3.38%, 06/29/25	1,500	1,450,315
Australia & New Zealand Banking Group Ltd. 5.38%, 07/03/25	435	432,982
5.67%, 10/03/25	500	500,751
3.70%, 11/16/25	450	433,362
5.09%, 12/08/25	750	741,734

16	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25	$600	$545,845
(1-year CMT + 2.30%), 5.86%, 09/14/26(b)	400	394,056
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)	400	390,533
Banco Santander SA(c) 6.53%, 11/07/27	400	400,649
6.61%, 11/07/28	400	400,378

Bank of America N.A. 5.65%, 08/18/25	750	747,786
5.53%, 08/18/26	750	744,202
Bank of Montreal 5.20%, 12/12/24	400	396,471
1.50%, 01/10/25	700	663,770
1.85%, 05/01/25(a)	1,000	939,810
3.70%, 06/07/25	700	674,730
5.92%, 09/25/25	250	249,362
5.30%, 06/05/26	800	787,088
1.25%, 09/15/26	459	402,304
2.65%, 03/08/27	637	569,836
5.20%, 02/01/28	400	385,863
5.72%, 09/25/28	500	489,585
(1-day SOFR + 0.60%), 0.95%, 01/22/27(b)	500	445,863
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	659	476,008
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	413	357,929
Series H, 4.70%, 09/14/27	700	666,354
Bank of New York Mellon(b)
(1-day SOFR + 0.80%), 5.22%, 11/21/25	250	248,009
(1-day SOFR + 1.07%), 5.15%, 05/22/26	250	246,776
Bank of Nova Scotia 5.45%, 06/12/25	260	257,321
5.25%, 06/12/28	1,060	1,015,826
BPCE SA, 3.38%, 12/02/26	400	368,531
Canadian Imperial Bank of Commerce 2.25%, 01/28/25	500	477,510
3.30%, 04/07/25	1,000	962,204
5.14%, 04/28/25	700	690,679
3.95%, 08/04/25	700	675,273
0.95%, 10/23/25	596	540,913
1.25%, 06/22/26	259	229,381
5.62%, 07/17/26	150	148,628
5.93%, 10/02/26	250	249,509
3.45%, 04/07/27	500	457,404
5.00%, 04/28/28	300	285,623
5.99%, 10/03/28	250	246,900
3.60%, 04/07/32(a)	400	328,816
6.09%, 10/03/33	650	626,107
Citibank N.A. 5.86%, 09/29/25(a)	750	750,905
5.80%, 09/29/28	750	740,669
Citizens Bank NA/Providence RI 2.25%, 04/28/25	550	509,364
3.75%, 02/18/26	400	366,449
(1-day SOFR + 1.45%), 6.06%, 10/24/25(b)	500	478,136
(1-day SOFR + 2.00%), 4.58%, 08/09/28(b)	350	310,412
Citizens Financial Group, Inc. 2.85%, 07/27/26	193	171,486
2.50%, 02/06/30	279	207,684
3.25%, 04/30/30(a)	450	347,084
2.64%, 09/30/32(a)	300	199,059
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)	200	159,532
Comerica, Inc., 4.00%, 02/01/29	829	678,236
Commonwealth Bank of Australia 5.08%, 01/10/25	750	746,334

Security	Par (000)	Value

Banks (continued)
Commonwealth Bank of Australia (continued) 5.50%, 09/12/25	$250	$249,739
5.32%, 03/13/26	650	646,435
Cooperatieve Rabobank UA 1.38%, 01/10/25	261	247,663
5.00%, 01/13/25	500	495,396
3.38%, 05/21/25	500	481,426
5.50%, 07/18/25	250	248,375
4.38%, 08/04/25	600	576,228
3.75%, 07/21/26	1,037	963,452
5.50%, 10/05/26	250	248,083
Council Of Europe Development Bank, 3.00%, 06/16/25	800	770,670
Credit Suisse AG 7.95%, 01/09/25	500	507,131
2.95%, 04/09/25	261	247,825
1.25%, 08/07/26	1,050	915,986
5.00%, 07/09/27	650	620,242
Credit Suisse AG/New York 3.70%, 02/21/25	1,650	1,589,062
7.50%, 02/15/28	1,550	1,609,378
Discover Bank 3.45%, 07/27/26	400	362,036
4.65%, 09/13/28	350	307,602
2.70%, 02/06/30	300	226,155
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,100	1,073,613
Fifth Third Bancorp 2.38%, 01/28/25	450	427,425
2.55%, 05/05/27	259	223,697
3.95%, 03/14/28	400	357,595
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	829	706,576
(1-day SOFR + 1.36%), 4.06%, 04/25/28(b)	279	251,818
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)	279	227,274
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	680	658,647
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	400	354,488
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	200	194,658
Fifth Third Bank NA 3.95%, 07/28/25	600	575,910
3.85%, 03/15/26	300	276,392
2.25%, 02/01/27(a)	350	305,015
First Horizon Corp., 4.00%, 05/26/25	200	186,040
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	218,163
HSBC USA, Inc., 5.63%, 03/17/25	290	288,114
Huntington Bancshares, Inc. 4.00%, 05/15/25	829	794,305
2.55%, 02/04/30	660	507,937
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)	450	411,012
(1-day SOFR + 2.02%), 6.21%, 08/21/29(b)	600	576,775
(1-day SOFR + 2.05%), 5.02%, 05/17/33(a)(b)	200	171,453
Huntington National Bank 5.65%, 01/10/30	400	366,466
(1-day SOFR + 1.22%), 5.70%, 11/18/25(b)	450	436,913
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	750	689,339
ING Groep NV 3.95%, 03/29/27	1,000	925,830
4.55%, 10/02/28	478	441,214
4.05%, 04/09/29	478	427,152
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	700	625,246
(1-day SOFR + 1.32%), 2.73%, 04/01/32(b)	450	343,181
(1-day SOFR + 1.56%), 6.08%, 09/11/27(b)	200	198,092
(1-day SOFR + 1.64%), 3.87%, 03/28/26(b)	800	771,254
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	1,489	1,369,945

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV (continued)
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	$400	$334,660
(1-day SOFR + 2.09%), 6.11%, 09/11/34(b)	600	562,226
Inter-American Development Bank 4.00%, 01/12/28	2,100	2,020,009
3.50%, 04/12/33	1,100	970,649
International Bank for Reconstruction & Development 4.50%, 06/26/28	700	681,176
3.50%, 07/12/28(a)	2,500	2,346,702
4.63%, 08/01/28	2,000	1,969,322
3.88%, 02/14/30(a)	4,000	3,743,758
4.00%, 07/25/30	1,500	1,409,280
KeyBank NA 3.30%, 06/01/25	450	417,378
4.15%, 08/08/25	800	744,007
3.40%, 05/20/26	450	396,049
6.95%, 02/01/28	550	510,736
3.90%, 04/13/29	261	203,635
4.90%, 08/08/32	300	223,272
KeyBank NA/Cleveland OH 4.70%, 01/26/26	350	325,062
5.85%, 11/15/27	500	463,052
5.00%, 01/26/33	700	563,571
KeyCorp. 2.25%, 04/06/27	163	135,282
2.55%, 10/01/29	413	308,546
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)	200	157,715
Kreditanstalt fuer Wiederaufbau 4.63%, 08/07/26	3,000	2,969,929
4.75%, 10/29/30	1,500	1,472,394
4.13%, 07/15/33	2,200	2,037,872
M&T Bank Corp.(b)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	600	502,250
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28(a)	450	409,826
Manufacturers & Traders Trust Co. 2.90%, 02/06/25	300	284,460
5.40%, 11/21/25	300	290,301
4.65%, 01/27/26	700	661,134
4.70%, 01/27/28	700	634,324
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 1.70%), 5.24%, 04/19/29(b)	335	322,303
Morgan Stanley Bank NA 5.48%, 07/16/25	490	487,852
4.75%, 04/21/26	280	272,732
5.88%, 10/30/26	750	749,267
National Australia Bank Ltd. 5.13%, 11/22/24	400	397,805
5.20%, 05/13/25	250	248,404
3.50%, 06/09/25	300	290,652
4.97%, 01/12/26	750	741,139
3.38%, 01/14/26	500	476,393
2.50%, 07/12/26	597	551,036
3.91%, 06/09/27	500	469,650
4.94%, 01/12/28	700	677,349
4.90%, 06/13/28	650	625,729
National Bank of Canada, 5.25%, 01/17/25	500	495,832
PNC Bank NA 2.95%, 02/23/25	500	479,342
3.88%, 04/10/25	500	482,772
3.25%, 06/01/25	500	477,762
3.10%, 10/25/27	800	712,913

Security	Par (000)	Value

Banks (continued)
PNC Bank NA (continued) 4.05%, 07/26/28	$900	$801,506
PNC Financial Services Group, Inc. 2.20%, 11/01/24(a)	225	216,326
2.60%, 07/23/26	500	459,585
1.15%, 08/13/26(a)	829	727,990
3.15%, 05/19/27	450	406,825
3.45%, 04/23/29	559	482,804
2.55%, 01/22/30(a)	829	658,576
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	829	620,099
(1-day SOFR + 1.32%), 5.81%, 06/12/26(b)	370	365,094
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	644,886
(1-day SOFR + 1.73%), 6.62%, 10/20/27(b)	500	501,243
(1-day SOFR + 1.84%), 5.58%, 06/12/29(b)	1,370	1,311,718
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	875	769,950
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	500	466,066
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	1,025	1,024,381
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(b)	370	356,095
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(a)(b)	450	375,439
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b)	700	659,200
Regions Financial Corp. 2.25%, 05/18/25	259	237,816
1.80%, 08/12/28	209	163,315
Royal Bank of Canada 2.25%, 11/01/24	1,243	1,198,822
1.60%, 01/21/25	500	475,288
3.38%, 04/14/25	631	608,900
4.95%, 04/25/25	900	886,561
1.15%, 06/10/25	800	743,084
4.88%, 01/12/26(a)	300	293,585
0.88%, 01/20/26	1,659	1,487,000
4.65%, 01/27/26	579	561,336
1.20%, 04/27/26	619	552,011
1.15%, 07/14/26	829	730,616
5.20%, 07/20/26	400	393,479
1.40%, 11/02/26	324	284,509
3.63%, 05/04/27	231	213,967
4.24%, 08/03/27	650	610,460
6.00%, 11/01/27	1,100	1,099,758
4.90%, 01/12/28	300	287,866
5.20%, 08/01/28	400	385,752
2.30%, 11/03/31	800	602,348
3.88%, 05/04/32	700	588,850
5.00%, 02/01/33	550	497,263
5.00%, 05/02/33	300	270,132
Series FXD, 2.05%, 01/21/27	413	365,521
Santander Holdings USA, Inc. 3.45%, 06/02/25	500	473,044
4.50%, 07/17/25(a)	1,000	960,494
3.24%, 10/05/26	359	322,418
4.40%, 07/13/27	500	460,016
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	675	581,122
(1-day SOFR + 2.33%), 5.81%, 09/09/26(b)	300	293,776
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	300	290,152
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	138	133,200
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,027,594
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	561,497
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	188,967
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	782,659
(1-day SOFR + 2.75%), 6.83%, 11/21/26	600	599,033

18	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Santander U.K. Group Holdings PLC(b) (continued)
(1-year CMT + 1.25%), 1.53%, 08/21/26	$478	$432,969
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	400	351,966
Sumitomo Mitsui Financial Group, Inc. 5.88%, 07/13/26	200	199,050
5.80%, 07/13/28	1,300	1,275,865
5.72%, 09/14/28	800	782,913
5.85%, 07/13/30	200	193,924
5.78%, 07/13/33	200	189,926
5.81%, 09/14/33	600	567,921
Synchrony Bank 5.40%, 08/22/25	500	477,498
5.63%, 08/23/27	500	456,874
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	222,034
Toronto-Dominion Bank 1.25%, 12/13/24	829	788,014
3.77%, 06/06/25	400	386,543
0.75%, 09/11/25	550	500,967
0.75%, 01/06/26(a)	1,493	1,335,140
1.20%, 06/03/26	493	437,088
5.53%, 07/17/26	1,025	1,014,392
1.25%, 09/10/26	911	801,344
2.80%, 03/10/27	637	574,603
4.11%, 06/08/27	400	375,013
4.69%, 09/15/27	800	761,882
5.16%, 01/10/28	750	723,061
5.52%, 07/17/28	425	414,349
2.00%, 09/10/31	911	672,915
2.45%, 01/12/32	413	310,785
3.20%, 03/10/32	637	506,294
4.46%, 06/08/32	1,010	880,717
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	413	379,571
Series FXD, 1.45%, 01/10/25	413	392,464
Series FXD, 1.95%, 01/12/27	413	364,724
Truist Bank 2.15%, 12/06/24	261	249,231
1.50%, 03/10/25	600	561,393
3.63%, 09/16/25	600	566,051
2.25%, 03/11/30	261	192,739
(5-year CMT + 1.15%), 2.64%, 09/17/29(b)	261	240,803
Truist Financial Corp. 4.00%, 05/01/25	1,000	960,847
3.70%, 06/05/25	550	527,706
1.13%, 08/03/27	745	614,298
3.88%, 03/19/29(a)	330	282,041
1.95%, 06/05/30(a)	659	491,196
(1-day SOFR + 0.61%), 1.27%, 03/02/27(b)	600	525,985
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	829	664,508
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	255	231,998
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	750	692,273
(1-day SOFR + 1.46%), 4.26%, 07/28/26(b)	2,000	1,915,507
(1-day SOFR + 1.63%), 5.90%, 10/28/26(a)(b)	400	393,226
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	665	570,584
(1-day SOFR + 2.05%), 6.05%, 06/08/27(b)	785	768,919
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	400	326,636
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	462,976
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	885	805,085
(1-day SOFR + 2.45%), 7.16%, 10/30/29(b)	1,035	1,041,103
U.S. Bancorp 1.45%, 05/12/25	1,300	1,211,833
3.10%, 04/27/26(a)	800	737,432
3.90%, 04/26/28	1,659	1,508,367
1.38%, 07/22/30	509	361,652

Security	Par (000)	Value

Banks (continued)
U.S. Bancorp (continued)
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	$413	$359,554
(1-day SOFR + 1.02%), 2.68%, 01/27/33(a)(b)	413	302,759
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	550	507,688
(1-day SOFR + 1.43%), 5.73%, 10/21/26(b)	600	591,392
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	1,300	1,110,785
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	1,160	1,076,769
(1-day SOFR + 1.88%), 6.79%, 10/26/27(b)	200	201,496
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	1,045	1,004,832
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	700	643,108
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	475	397,507
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	1,013	933,041
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	579	395,630
Series V, 2.38%, 07/22/26	413	373,977
Series X, 3.15%, 04/27/27	520	469,372
U.S. Bank NA 2.05%, 01/21/25	650	618,718
2.80%, 01/27/25	650	623,614
UBS AG 5.80%, 09/11/25	400	397,836
5.65%, 09/11/28	400	391,448
Wells Fargo & Co. 3.00%, 02/19/25	1,038	998,462
3.55%, 09/29/25	829	791,533
3.00%, 04/22/26	3,100	2,880,303
4.10%, 06/03/26	925	873,523
3.00%, 10/23/26	1,450	1,328,288
4.30%, 07/22/27	1,243	1,158,564
4.15%, 01/24/29(a)	829	752,960
(1-day SOFR + 1.32%), 3.91%, 04/25/26(b)	1,331	1,283,356
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,363	1,860,547
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	1,777	1,620,224
(1-day SOFR + 1.56%), 4.54%, 08/15/26(b)	1,000	969,102
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	2,325	2,241,960
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	610	604,956
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	1,545	1,461,552
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	1,855	1,698,050
(1-day SOFR + 2.00%), 2.19%, 04/30/26(b)	1,189	1,118,491
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	2,235	2,023,246
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	1,305	1,282,295
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	1,945	1,695,393
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	2,530	2,223,752
(3-mo. CME Term SOFR + 1.01%), 2.16%, 02/11/26(b)	1,243	1,175,754
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1,243	984,217
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(b)	1,106	1,022,396
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	1,659	1,356,644
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	2,143	1,950,641
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	1,859	1,651,747
Wells Fargo Bank NA 5.55%, 08/01/25	1,500	1,494,650
5.45%, 08/07/26	1,500	1,485,905
Westpac Banking Corp. 1.02%, 11/18/24	416	396,075
2.35%, 02/19/25	413	396,131
3.74%, 08/26/25	500	484,292
2.85%, 05/13/26	863	808,619
1.15%, 06/03/26	829	740,781

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. (continued) 2.70%, 08/19/26	$300	$277,498
3.35%, 03/08/27	700	649,157
4.04%, 08/26/27	600	569,558
5.46%, 11/18/27	800	793,967
3.40%, 01/25/28	413	378,762
1.95%, 11/20/28	829	693,340
2.65%, 01/16/30	657	550,717
2.15%, 06/03/31	360	279,165
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	483,296
(5-year CMT + 1.35%), 2.89%, 02/04/30(b)	1,036	980,496
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	374	269,017
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	913	663,541
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	700	594,191
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	620	572,257
Zions Bancorp NA, 3.25%, 10/29/29	261	194,374

		223,951,218

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc., 3.65%, 02/01/26	1,866	1,793,957
Anheuser-Busch InBev Worldwide, Inc. 4.00%, 04/13/28	1,679	1,578,952
4.75%, 01/23/29	2,153	2,077,817
3.50%, 06/01/30	703	617,840
4.90%, 01/23/31(a)	500	478,803
Brown-Forman Corp., 4.75%, 04/15/33(a)	200	185,460
Coca-Cola Co. 3.38%, 03/25/27	400	377,481
2.90%, 05/25/27	163	150,341
1.45%, 06/01/27(a)	1,000	878,746
1.50%, 03/05/28	829	712,146
1.00%, 03/15/28(a)	500	419,774
2.13%, 09/06/29	829	698,246
3.45%, 03/25/30	413	367,888
1.65%, 06/01/30	600	473,889
2.00%, 03/05/31	312	245,277
1.38%, 03/15/31	500	375,162
2.25%, 01/05/32	1,059	837,503
Coca-Cola Femsa SAB de CV 2.75%, 01/22/30(a)	655	545,707
1.85%, 09/01/32	482	346,717
Constellation Brands, Inc. 4.75%, 12/01/25	129	126,124
5.00%, 02/02/26	150	147,369
3.70%, 12/06/26	620	582,133
3.50%, 05/09/27	179	165,523
4.35%, 05/09/27	400	381,553
3.60%, 02/15/28	350	320,119
4.65%, 11/15/28	250	236,581
3.15%, 08/01/29	829	715,790
2.88%, 05/01/30	229	188,573
2.25%, 08/01/31	334	253,810
4.75%, 05/09/32	330	296,840
4.90%, 05/01/33	340	306,981
Diageo Capital PLC 1.38%, 09/29/25	500	462,890
5.20%, 10/24/25	200	199,074
5.30%, 10/24/27	500	495,678
3.88%, 05/18/28	478	446,864
2.38%, 10/24/29	566	472,156
2.00%, 04/29/30	478	380,038
2.13%, 04/29/32	478	359,010

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC (continued) 5.50%, 01/24/33	$500	$487,472
Keurig Dr. Pepper, Inc. 4.42%, 05/25/25	350	342,383
3.40%, 11/15/25	300	286,355
4.60%, 05/25/28	450	428,188
3.95%, 04/15/29	300	273,106
3.20%, 05/01/30	413	348,448
2.25%, 03/15/31	413	317,610
4.05%, 04/15/32	329	283,014
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	970,657
PepsiCo, Inc. 2.25%, 03/19/25	540	517,314
2.75%, 04/30/25	829	797,198
3.50%, 07/17/25	163	157,970
4.55%, 02/13/26	200	197,154
2.85%, 02/24/26	413	391,439
2.38%, 10/06/26(a)	829	767,784
3.00%, 10/15/27	813	749,711
3.60%, 02/18/28	445	416,687
4.45%, 05/15/28(a)	200	194,927
7.00%, 03/01/29	250	266,739
2.63%, 07/29/29	829	717,511
2.75%, 03/19/30	509	433,520
1.63%, 05/01/30	496	390,098
1.40%, 02/25/31	244	183,291
1.95%, 10/21/31	816	626,687
3.90%, 07/18/32	585	518,480
4.45%, 02/15/33(a)	550	515,139

		31,277,694

Biotechnology — 0.9%
Amgen, Inc. 5.25%, 03/02/25	1,420	1,408,543
3.13%, 05/01/25	620	596,182
5.51%, 03/02/26	850	845,520
2.60%, 08/19/26	591	544,479
2.20%, 02/21/27	650	582,526
3.20%, 11/02/27	359	327,618
5.15%, 03/02/28	2,085	2,034,920
1.65%, 08/15/28	800	664,463
3.00%, 02/22/29	300	263,445
4.05%, 08/18/29(a)	600	548,805
2.45%, 02/21/30	550	449,048
5.25%, 03/02/30	1,470	1,411,194
2.30%, 02/25/31	550	429,987
2.00%, 01/15/32	460	340,377
3.35%, 02/22/32	342	281,655
4.20%, 03/01/33	600	517,261
5.25%, 03/02/33	2,170	2,023,748
Baxalta, Inc., 4.00%, 06/23/25	308	298,804
Biogen, Inc. 4.05%, 09/15/25	892	860,807
2.25%, 05/01/30	657	515,989
Bio-Rad Laboratories, Inc. 3.30%, 03/15/27(a)	250	227,922
3.70%, 03/15/32	313	251,276
Gilead Sciences, Inc. 3.50%, 02/01/25	970	942,575
3.65%, 03/01/26	1,898	1,811,987
2.95%, 03/01/27	863	791,090
1.20%, 10/01/27	293	247,647
1.65%, 10/01/30(a)	527	402,506
5.25%, 10/15/33	275	260,500

20	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Illumina, Inc.
5.80%, 12/12/25	$200	$197,985
5.75%, 12/13/27	200	195,419
2.55%, 03/23/31	195	148,475
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	504,926
Royalty Pharma PLC
1.20%, 09/02/25	829	755,927
1.75%, 09/02/27	343	292,058
2.20%, 09/02/30	359	274,005
2.15%, 09/02/31	286	209,999

		22,459,668

Broadline Retail — 0.9%
Alibaba Group Holding Ltd.
3.60%, 11/28/24(a)	1,432	1,396,816
3.40%, 12/06/27	1,628	1,485,721
2.13%, 02/09/31(a)	600	459,948
Amazon.com, Inc.
4.70%, 11/29/24	500	496,415
3.80%, 12/05/24	800	786,050
3.00%, 04/13/25	1,500	1,450,864
0.80%, 06/03/25	800	744,851
4.60%, 12/01/25	500	493,603
1.00%, 05/12/26	1,409	1,267,297
3.30%, 04/13/27	1,210	1,133,547
1.20%, 06/03/27	509	441,159
3.15%, 08/22/27	2,231	2,064,124
4.55%, 12/01/27	500	486,553
1.65%, 05/12/28	1,409	1,203,147
3.45%, 04/13/29	552	503,912
4.65%, 12/01/29	500	482,053
1.50%, 06/03/30	839	653,916
2.10%, 05/12/31	1,159	913,607
3.60%, 04/13/32	1,726	1,498,638
4.70%, 12/01/32	1,450	1,359,761
O’Reilly Automotive, Inc.
4.35%, 06/01/28(a)	179	169,035
3.90%, 06/01/29	179	162,104
4.20%, 04/01/30	250	223,857
1.75%, 03/15/31	362	268,248
4.70%, 06/15/32	400	358,252
TJX Cos., Inc.
2.25%, 09/15/26	343	314,913
1.15%, 05/15/28	350	289,540
3.88%, 04/15/30	250	224,939
1.60%, 05/15/31	350	263,136
Tractor Supply Co., 1.75%, 11/01/30	201	148,903

		21,744,909

Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25	476	453,208
2.49%, 02/15/27	542	485,012
2.72%, 02/15/30	1,073	874,013
2.70%, 02/15/31	350	276,426
Eagle Materials, Inc., 2.50%, 07/01/31	313	238,640
Fortune Brands Innovations, Inc.
4.00%, 06/15/25(a)	179	172,977
3.25%, 09/15/29	413	351,688
4.00%, 03/25/32	413	342,297
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	325	246,853

Security	Par (000)	Value

Building Materials (continued)
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA (continued)
2.00%, 09/16/31	$579	$430,555
4.90%, 12/01/32(a)	185	170,863
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	150,580
3.50%, 12/15/27	300	273,708
2.40%, 07/15/31	457	350,460
Series CB, 2.50%, 03/15/30	179	143,910
Masco Corp.
1.50%, 02/15/28	300	249,291
2.00%, 10/01/30	109	81,723
2.00%, 02/15/31(a)	413	309,635
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	225	193,012
Owens Corning
4.20%, 12/01/24	163	159,603
3.88%, 06/01/30	225	194,104
Trane Technologies Financing Ltd.
3.50%, 03/21/26(a)	200	189,980
5.25%, 03/03/33	400	374,444
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	400	367,714
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24	413	403,363
3.80%, 03/21/29	300	273,790
Vulcan Materials Co.
5.80%, 03/01/26	350	346,991
3.90%, 04/01/27	129	120,405
3.50%, 06/01/30	400	341,319

		8,566,564

Building Products — 0.7%
Allegion PLC, 3.50%, 10/01/29	413	354,401
Carlisle Cos., Inc.
3.75%, 12/01/27	400	367,032
2.75%, 03/01/30	311	251,356
2.20%, 03/01/32	225	164,743
Fortune Brands Innovations, Inc., 5.88%, 06/01/33	186	173,444
Home Depot, Inc.
2.70%, 04/15/25(a)	159	152,946
3.35%, 09/15/25	993	956,502
4.00%, 09/15/25	450	438,945
3.00%, 04/01/26	550	520,108
2.13%, 09/15/26	413	378,112
2.50%, 04/15/27	660	599,084
2.88%, 04/15/27	231	212,234
2.80%, 09/14/27(a)	413	375,525
0.90%, 03/15/28(a)	558	463,800
1.50%, 09/15/28	413	343,270
3.90%, 12/06/28	362	337,007
2.95%, 06/15/29	938	823,007
2.70%, 04/15/30	725	607,042
1.38%, 03/15/31(a)	475	351,245
1.88%, 09/15/31	413	311,735
3.25%, 04/15/32	734	611,108
4.50%, 09/15/32(a)	600	550,408
Lowe’s Cos., Inc.
4.00%, 04/15/25	829	808,019
4.40%, 09/08/25	650	635,419
3.38%, 09/15/25	413	394,927
4.80%, 04/01/26	170	166,506
2.50%, 04/15/26	791	734,876
3.35%, 04/01/27(a)	350	324,102

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Lowe’s Cos., Inc. (continued)
3.10%, 05/03/27	$1,000	$916,426
1.30%, 04/15/28	699	577,837
1.70%, 09/15/28	458	378,889
3.65%, 04/05/29	1,013	908,716
4.50%, 04/15/30	829	758,304
1.70%, 10/15/30	371	278,696
3.75%, 04/01/32	617	517,595
5.00%, 04/15/33(a)	850	773,286
5.15%, 07/01/33	370	338,632

		17,855,284

Capital Markets — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 01/15/27	170	167,212
6.15%, 09/30/30	150	143,461
Ameriprise Financial, Inc.
3.00%, 04/02/25	250	240,082
2.88%, 09/15/26(a)	413	384,335
4.50%, 05/13/32	313	281,596
5.15%, 05/15/33	210	193,831
Ares Capital Corp.
4.25%, 03/01/25	250	240,649
3.25%, 07/15/25	724	678,931
3.88%, 01/15/26	829	775,281
2.15%, 07/15/26(a)	450	395,232
2.88%, 06/15/27	179	155,242
2.88%, 06/15/28	402	332,720
3.20%, 11/15/31	413	307,876
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	111,706
Bank of New York Mellon Corp.
1.60%, 04/24/25	509	477,509
2.45%, 08/17/26	500	459,006
1.05%, 10/15/26	829	726,359
2.05%, 01/26/27	829	734,302
3.25%, 05/16/27	620	567,444
3.85%, 04/28/28	343	317,927
1.65%, 07/14/28	225	186,642
3.85%, 04/26/29	572	521,610
3.30%, 08/23/29	829	703,337
1.80%, 07/28/31	829	609,224
2.50%, 01/26/32(a)	413	315,506
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	840	816,389
(1-day SOFR + 1.15%), 3.99%, 06/13/28(a)(b)	100	93,177
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	300	281,475
(1-day SOFR + 1.35%), 4.41%, 07/24/26(b)	1,155	1,121,498
(1-day SOFR + 1.42%), 4.29%, 06/13/33(a)(b)	500	430,327
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	300	263,450
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	375	377,901
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	375	376,253
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b) .	590	582,391
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b) .	770	737,528
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	409	377,205
Series G, 3.00%, 02/24/25	27	25,999
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	440	394,828
Blackstone Private Credit Fund
2.35%, 11/22/24(a)	200	190,287
2.70%, 01/15/25	130	123,370
4.70%, 03/24/25	413	400,036

Security	Par (000)	Value

Capital Markets (continued)
Blackstone Private Credit Fund (continued)
7.05%, 09/29/25	$450	$448,281
2.63%, 12/15/26	675	577,876
3.25%, 03/15/27	394	339,862
4.00%, 01/15/29	243	203,297
Blackstone Secured Lending Fund
3.63%, 01/15/26	450	415,688
2.75%, 09/16/26	300	263,251
2.13%, 02/15/27	400	337,792
2.85%, 09/30/28	240	194,510
Blue Owl Capital Corp.
4.00%, 03/30/25(a)	286	272,059
3.75%, 07/22/25	198	185,022
4.25%, 01/15/26	250	233,018
3.40%, 07/15/26	829	739,686
2.63%, 01/15/27	225	192,321
2.88%, 06/11/28	274	223,310
Blue Owl Capital Corp. III, 3.13%, 04/13/27	130	110,742
Blue Owl Credit Income Corp.
5.50%, 03/21/25	200	193,509
7.75%, 09/16/27	300	295,392
Brookfield Capital Finance LLC, 6.09%, 06/14/33	250	235,869
Brookfield Corp., 4.00%, 01/15/25	166	161,809
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	290,486
Brookfield Finance, Inc.
4.25%, 06/02/26	179	170,783
3.90%, 01/25/28	869	792,142
4.85%, 03/29/29	400	372,179
4.35%, 04/15/30	413	365,036
2.72%, 04/15/31(a)	193	149,307
Charles Schwab Corp.
3.63%, 04/01/25	179	172,642
3.85%, 05/21/25	829	799,651
0.90%, 03/11/26	501	441,888
1.15%, 05/13/26	409	359,473
5.88%, 08/24/26	160	158,893
2.45%, 03/03/27	1,243	1,095,890
3.30%, 04/01/27(a)	350	317,881
3.20%, 01/25/28	829	732,650
2.00%, 03/20/28	660	551,105
3.25%, 05/22/29	130	110,672
2.75%, 10/01/29	179	147,462
4.63%, 03/22/30	179	163,339
1.65%, 03/11/31	413	294,183
2.30%, 05/13/31	829	619,332
1.95%, 12/01/31	500	355,842
2.90%, 03/03/32	660	504,229
6.14%, 08/24/34	775	725,867
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	500	481,324
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	500	458,587
CI Financial Corp., 3.20%, 12/17/30	496	362,936
Credit Suisse USA, Inc., 7.13%, 07/15/32	300	310,836
European Investment Bank, 3.88%, 03/15/28(a)	4,000	3,831,542
Franklin Resources, Inc., 1.60%, 10/30/30	400	296,504
FS KKR Capital Corp.
4.13%, 02/01/25	26	25,053
3.40%, 01/15/26	579	529,663
2.63%, 01/15/27	329	280,479
3.25%, 07/15/27	413	354,981
3.13%, 10/12/28	213	171,225
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	250	230,175

22	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Golub Capital BDC, Inc.
2.50%, 08/24/26	$130	$113,672
2.05%, 02/15/27	145	122,016
Invesco Finance PLC, 3.75%, 01/15/26	250	238,917
Jefferies Financial Group, Inc.
4.85%, 01/15/27	829	787,863
5.88%, 07/21/28	335	323,378
4.15%, 01/23/30	329	280,727
2.63%, 10/15/31	329	242,557
2.75%, 10/15/32	459	332,391
Kreditanstalt fuer Wiederaufbau
2.50%, 11/20/24	1,659	1,607,390
1.25%, 01/31/25	1,000	949,938
2.00%, 05/02/25(a)	1,659	1,579,791
3.13%, 06/10/25	3,000	2,900,450
0.38%, 07/18/25	3,319	3,056,460
0.63%, 01/22/26	1,659	1,503,800
3.63%, 04/01/26	1,000	967,386
3.00%, 05/20/27	3,700	3,465,138
3.75%, 02/15/28	1,650	1,571,451
2.88%, 04/03/28(a)	1,150	1,054,147
3.88%, 06/15/28	3,000	2,863,873
1.75%, 09/14/29	1,243	1,043,680
0.75%, 09/30/30	789	595,078
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	829	795,007
2.38%, 06/10/25	1,659	1,582,922
0.88%, 09/03/30(a)	1,659	1,256,832
Series 40, 0.50%, 05/27/25	1,659	1,538,025
Lazard Group LLC
4.50%, 09/19/28	200	184,156
4.38%, 03/11/29	179	162,497
Main Street Capital Corp., 3.00%, 07/14/26	130	115,059
Morgan Stanley
6.41%, 11/01/29	380	379,825
6.63%, 11/01/34	640	639,040
Nasdaq, Inc.
5.65%, 06/28/25	70	69,746
5.35%, 06/28/28	565	550,194
Nomura Holdings, Inc.
2.65%, 01/16/25	585	558,705
5.10%, 07/03/25	400	392,312
1.85%, 07/16/25	600	555,805
5.71%, 01/09/26	200	197,135
1.65%, 07/14/26	500	441,014
2.33%, 01/22/27	478	419,061
5.39%, 07/06/27	400	384,694
5.84%, 01/18/28(a)	200	194,599
6.07%, 07/12/28	450	440,517
2.17%, 07/14/28	400	329,131
2.71%, 01/22/29	478	394,689
5.61%, 07/06/29	400	381,238
3.10%, 01/16/30	635	515,658
2.68%, 07/16/30	310	239,730
2.61%, 07/14/31	450	334,849
3.00%, 01/22/32	450	340,276
6.18%, 01/18/33(a)	600	575,227
6.09%, 07/12/33(a)	300	286,198
Northern Trust Corp.
3.95%, 10/30/25	300	289,575
4.00%, 05/10/27	483	453,991
3.65%, 08/03/28(a)	163	148,921

Security	Par (000)	Value

Capital Markets (continued)
Northern Trust Corp. (continued)
3.15%, 05/03/29	$413	$361,726
1.95%, 05/01/30	550	426,222
6.13%, 11/02/32	610	587,995
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	95,351
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	829	787,746
0.38%, 09/17/25	700	639,644
4.63%, 11/03/25	500	494,315
4.13%, 01/20/26	500	488,565
0.50%, 02/02/26	600	540,527
4.25%, 03/01/28(a)	1,000	969,105
Prospect Capital Corp.
3.36%, 11/15/26	393	337,633
3.44%, 10/15/28(a)	225	173,428
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24	413	400,925
State Street Corp.
3.30%, 12/16/24	333	323,482
3.55%, 08/18/25	700	672,160
2.65%, 05/19/26(a)	829	770,288
2.40%, 01/24/30	225	183,249
2.20%, 03/03/31	450	336,719
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	745	662,321
(1-day SOFR + 0.60%), 4.86%, 01/26/26(b)	210	206,418
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	246,576
(1-day SOFR + 0.94%), 2.35%, 11/01/25(b)	351	336,817
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	123	93,369
(1-day SOFR + 1.13%), 5.10%, 05/18/26(b)	340	335,167
(1-day SOFR + 1.35%), 5.75%, 11/04/26(b)	220	218,754
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	130	107,314
(1-day SOFR + 1.57%), 4.82%, 01/26/34(a)(b)	240	212,800
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	350	305,635
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	113,671
(1-day SOFR + 1.73%), 4.16%, 08/04/33(a)(b)	500	423,531
(1-day SOFR + 1.89%), 5.16%, 05/18/34(b)	340	307,477
(1-day SOFR + 2.60%), 2.90%, 03/30/26(b)	829	790,056
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	829	691,820
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	350	323,318
Stifel Financial Corp., 4.00%, 05/15/30	300	251,139
UBS Group AG, 4.55%, 04/17/26	1,474	1,409,178
Voya Financial, Inc., 3.65%, 06/15/26	288	271,313

		95,909,150

Chemicals — 1.1%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	483	447,270
1.85%, 05/15/27	342	302,199
2.05%, 05/15/30	355	285,642
4.80%, 03/03/33(a)	400	374,095
Albemarle Corp.(a)
4.65%, 06/01/27	400	377,740
5.05%, 06/01/32	300	261,840
Cabot Corp.
4.00%, 07/01/29	93	83,201
5.00%, 06/30/32	100	89,063
Celanese U.S. Holdings LLC
6.05%, 03/15/25	638	636,033
1.40%, 08/05/26	130	113,216
6.17%, 07/15/27	950	927,246
6.35%, 11/15/28(a)	445	434,465
6.33%, 07/15/29	410	395,214

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC (continued)
6.55%, 11/15/30	$500	$480,926
6.38%, 07/15/32	420	394,218
6.70%, 11/15/33(a)	265	251,695
Dow Chemical Co.
4.80%, 11/30/28(a)	475	454,529
7.38%, 11/01/29	500	528,564
2.10%, 11/15/30(a)	450	348,722
6.30%, 03/15/33(a)	600	602,706
DuPont de Nemours, Inc.
4.49%, 11/15/25	750	730,869
4.73%, 11/15/28	1,243	1,187,834
Eastman Chemical Co.
3.80%, 03/15/25	869	840,206
4.50%, 12/01/28	179	166,403
5.75%, 03/08/33	160	148,191
Ecolab, Inc.
2.70%, 11/01/26	500	463,179
3.25%, 12/01/27	179	164,650
5.25%, 01/15/28(a)	150	148,652
4.80%, 03/24/30	413	391,305
1.30%, 01/30/31	660	485,676
2.13%, 02/01/32	329	250,615
EIDP, Inc.
1.70%, 07/15/25	660	614,233
4.50%, 05/15/26	350	339,834
2.30%, 07/15/30(a)	660	526,525
4.80%, 05/15/33(a)	350	318,213
Emerson Electric Co.
3.15%, 06/01/25	250	241,214
0.88%, 10/15/26	350	307,512
1.80%, 10/15/27	400	349,437
2.00%, 12/21/28	413	349,944
2.20%, 12/21/31	225	174,666
FMC Corp.
5.15%, 05/18/26	220	212,406
3.20%, 10/01/26	100	91,175
3.45%, 10/01/29	305	252,501
5.65%, 05/18/33(a)	220	193,947
Huntsman International LLC
4.50%, 05/01/29	300	268,330
2.95%, 06/15/31	120	91,097
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	413	377,717
Linde, Inc.
2.65%, 02/05/25	107	103,178
4.70%, 12/05/25	200	197,609
3.20%, 01/30/26	163	155,400
1.10%, 08/10/30	745	567,271
Linde, Inc./CT, 4.80%, 12/05/24	100	99,328
LYB International Finance III LLC
1.25%, 10/01/25	136	124,071
2.25%, 10/01/30	558	431,303
5.63%, 05/15/33(a)	220	206,146
Mosaic Co., 4.05%, 11/15/27(a)	829	773,651
Nutrien Ltd.
3.00%, 04/01/25	163	156,087
5.95%, 11/07/25	350	350,001
4.00%, 12/15/26	163	154,205
4.90%, 03/27/28	460	440,658
4.20%, 04/01/29	300	275,275

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd. (continued)
2.95%, 05/13/30	$179	$147,335
PPG Industries, Inc.
1.20%, 03/15/26	346	310,448
3.75%, 03/15/28	500	461,231
2.80%, 08/15/29	129	110,198
RPM International, Inc., 2.95%, 01/15/32	159	120,836
Sherwin-Williams Co.
4.25%, 08/08/25	150	145,799
3.95%, 01/15/26	413	397,073
3.45%, 06/01/27	963	891,956
2.95%, 08/15/29	512	436,332
2.30%, 05/15/30	350	278,936
2.20%, 03/15/32	211	156,912
Westlake Corp.
3.60%, 08/15/26	413	387,806
3.38%, 06/15/30	225	187,028

		25,540,988

Commercial Services & Supplies — 0.2%
GATX Corp.
3.25%, 09/15/26(a)	620	573,870
3.85%, 03/30/27	413	381,104
4.70%, 04/01/29	179	164,949
4.00%, 06/30/30	250	215,076
1.90%, 06/01/31	159	114,385
3.50%, 06/01/32	350	276,662
4.90%, 03/15/33	215	189,154
5.45%, 09/15/33	300	272,519
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	250	180,620
UL Solutions, Inc., 6.50%, 10/20/28	150	148,724
Veralto Corp.
5.50%, 09/18/26	325	321,731
5.35%, 09/18/28	325	314,408
5.45%, 09/18/33	325	303,686
Waste Management, Inc., 4.88%, 02/15/29	375	361,404

		3,818,292

Communications Equipment — 0.2%
Cisco Systems, Inc.
3.50%, 06/15/25	250	242,271
2.95%, 02/28/26	293	278,151
2.50%, 09/20/26	829	769,781
Juniper Networks, Inc.
3.75%, 08/15/29	413	362,525
2.00%, 12/10/30	250	183,669
Motorola Solutions, Inc.
4.60%, 02/23/28	413	390,689
4.60%, 05/23/29	799	744,522
2.30%, 11/15/30	694	530,446
2.75%, 05/24/31	550	426,368
Nokia OYJ, 4.38%, 06/12/27	350	323,817

		4,252,239

Construction & Engineering — 0.1%
Asian Development Bank, 4.00%, 01/12/33	1,700	1,565,932
Jacobs Engineering Group, Inc., 5.90%, 03/01/33	265	245,439

		1,811,371

Construction Materials — 0.0%
WW Grainger, Inc., 1.85%, 02/15/25	250	237,954

24	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Discretionary — 0.1%
Cintas Corp. No. 2
3.45%, 05/01/25	$159	$153,878
3.70%, 04/01/27	413	389,277
4.00%, 05/01/32	350	305,630
Quanta Services, Inc.
2.90%, 10/01/30	443	348,836
2.35%, 01/15/32	150	107,979
RELX Capital, Inc.
4.00%, 03/18/29	400	368,294
3.00%, 05/22/30	450	376,525
4.75%, 05/20/32	210	192,408

		2,242,827

Consumer Finance — 2.2%
American Express Co.
3.63%, 12/05/24	225	219,340
2.25%, 03/04/25	1,009	959,631
3.95%, 08/01/25	1,700	1,642,490
4.20%, 11/06/25	450	435,475
4.90%, 02/13/26	1,000	979,817
3.13%, 05/20/26	989	927,977
6.34%, 10/30/26	375	376,063
1.65%, 11/04/26	829	730,118
2.55%, 03/04/27	983	880,123
3.30%, 05/03/27	963	881,353
5.85%, 11/05/27(a)	1,190	1,191,222
4.05%, 05/03/29	399	364,953
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)	175	171,388
(1-day SOFR + 1.00%), 4.99%, 05/01/26(b)	500	490,407
(1-day SOFR + 1.28%), 5.28%, 07/27/29(b)	525	503,950
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	700	611,103
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	800	718,169
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	50	45,569
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	370	370,556
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	300	267,359
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	24,636
Automatic Data Processing, Inc.
3.38%, 09/15/25	600	578,699
1.70%, 05/15/28	480	412,035
1.25%, 09/01/30	409	311,002
Block Financial LLC
2.50%, 07/15/28	421	355,088
3.88%, 08/15/30(a)	229	194,503
Capital One Financial Corp.
3.20%, 02/05/25	163	155,844
4.25%, 04/30/25(a)	309	298,394
4.20%, 10/29/25	929	880,927
3.75%, 07/28/26	900	826,299
3.75%, 03/09/27	413	372,943
3.65%, 05/11/27	409	368,924
7.15%, 10/29/27	250	250,037
3.80%, 01/31/28	829	730,830
7.62%, 10/30/31	90	89,956
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	829	711,264
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	413	291,467
(1-day SOFR + 1.29%), 2.64%, 03/03/26(b)	362	339,516
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	829	546,841
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	562	460,845
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	620	573,564
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	325	302,161
(1-day SOFR + 2.16%), 4.99%, 07/24/26(b)	750	723,085
(1-day SOFR + 2.37%), 5.27%, 05/10/33(a)(b)	650	555,951

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	$300	$269,556
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	285	249,253
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	1,065	1,019,709
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	1,055	962,086
Discover Financial Services
3.95%, 11/06/24	288	280,133
3.75%, 03/04/25	350	335,701
4.50%, 01/30/26(a)	400	379,816
4.10%, 02/09/27	400	359,050
6.70%, 11/29/32	300	277,923
7.96%, 11/02/34	375	372,389
Equifax, Inc.
2.60%, 12/01/24(a)	829	798,695
5.10%, 12/15/27	400	385,273
2.35%, 09/15/31	829	616,623
Global Payments, Inc.
2.65%, 02/15/25	600	572,055
1.20%, 03/01/26	400	356,641
4.80%, 04/01/26(a)	413	398,928
2.15%, 01/15/27	404	355,025
4.95%, 08/15/27	275	261,092
4.45%, 06/01/28	350	322,235
3.20%, 08/15/29	563	472,534
5.30%, 08/15/29	520	488,428
2.90%, 05/15/30	504	403,706
2.90%, 11/15/31	321	245,452
5.40%, 08/15/32	335	303,534
International Finance Corp., 4.50%, 07/13/28	1,100	1,078,887
Mastercard, Inc.
2.00%, 03/03/25(a)	294	280,985
2.95%, 11/21/26	400	373,040
3.30%, 03/26/27	653	609,776
3.50%, 02/26/28	179	166,289
4.88%, 03/09/28	410	403,340
2.95%, 06/01/29	393	344,773
3.35%, 03/26/30	686	602,727
1.90%, 03/15/31(a)	425	329,911
2.00%, 11/18/31	274	209,071
4.85%, 03/09/33	200	188,142
Moody’s Corp.
3.75%, 03/24/25	300	291,239
3.25%, 01/15/28(a)	620	563,284
4.25%, 02/01/29	129	120,133
2.00%, 08/19/31(a)	222	167,381
4.25%, 08/08/32(a)	350	308,792
PayPal Holdings, Inc.
1.65%, 06/01/25	362	339,702
2.65%, 10/01/26	829	763,510
3.90%, 06/01/27	350	332,541
2.85%, 10/01/29	856	728,032
2.30%, 06/01/30	384	307,859
4.40%, 06/01/32(a)	430	385,346
S&P Global, Inc.
2.45%, 03/01/27	700	633,449
4.75%, 08/01/28	329	317,652
2.70%, 03/01/29	630	546,309
4.25%, 05/01/29	829	771,611
2.50%, 12/01/29	239	199,964
1.25%, 08/15/30	355	263,952
2.90%, 03/01/32	800	641,889
5.25%, 09/15/33(d)	45	42,457

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Synchrony Financial
4.88%, 06/13/25	$485	$459,969
4.50%, 07/23/25	473	444,344
3.70%, 08/04/26	200	177,403
3.95%, 12/01/27	479	410,023
5.15%, 03/19/29	413	356,717
2.88%, 10/28/31	236	159,926
Visa, Inc.
3.15%, 12/14/25	2,144	2,045,779
1.90%, 04/15/27	559	497,771
0.75%, 08/15/27(a)	350	297,025
2.75%, 09/15/27	303	275,194
2.05%, 04/15/30	829	670,627
1.10%, 02/15/31(a)	360	266,678
Western Union Co.
1.35%, 03/15/26	745	662,944
2.75%, 03/15/31	95	72,187

		52,716,341

Consumer Staples Distribution & Retail — 1.4%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	179	186,625
Campbell Soup Co.
3.95%, 03/15/25	450	437,451
3.30%, 03/19/25	413	396,897
4.15%, 03/15/28(a)	500	465,800
2.38%, 04/24/30(a)	159	126,046
Conagra Brands, Inc.
4.60%, 11/01/25	829	804,943
1.38%, 11/01/27	323	268,694
7.00%, 10/01/28	200	207,552
4.85%, 11/01/28	500	469,801
Costco Wholesale Corp.
3.00%, 05/18/27	393	364,115
1.38%, 06/20/27	700	609,244
1.60%, 04/20/30(a)	1,243	982,627
1.75%, 04/20/32	413	309,101
Dollar General Corp.
3.88%, 04/15/27	350	326,546
4.63%, 11/01/27	270	256,331
4.13%, 05/01/28	300	277,369
5.20%, 07/05/28(a)	140	134,499
3.50%, 04/03/30	400	337,529
5.00%, 11/01/32(a)	355	316,383
5.45%, 07/05/33(a)	630	575,315
Dollar Tree, Inc.
4.00%, 05/15/25	400	387,356
4.20%, 05/15/28	829	763,323
2.65%, 12/01/31	413	313,182
General Mills, Inc.
4.00%, 04/17/25	500	486,588
3.20%, 02/10/27	163	150,360
4.20%, 04/17/28	829	776,912
2.25%, 10/14/31	279	210,884
Ingredion, Inc.
3.20%, 10/01/26	350	327,334
2.90%, 06/01/30	250	205,270
Kellogg Co.
3.25%, 04/01/26	300	283,038
3.40%, 11/15/27	450	408,260
4.30%, 05/15/28	179	167,214
2.10%, 06/01/30	159	123,954
5.25%, 03/01/33(a)	200	183,680
Series B, 7.45%, 04/01/31	400	424,149

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26	$994	$928,855
3.88%, 05/15/27	702	658,098
4.63%, 01/30/29(a)	163	153,881
3.75%, 04/01/30	371	324,849
4.25%, 03/01/31	163	144,039
6.75%, 03/15/32	130	134,145
Kroger Co.
3.50%, 02/01/26	408	387,963
2.65%, 10/15/26	829	759,582
3.70%, 08/01/27	413	382,425
4.50%, 01/15/29(a)	229	215,009
2.20%, 05/01/30	193	151,340
1.70%, 01/15/31(a)	183	135,047
McCormick & Co., Inc.
0.90%, 02/15/26	308	275,482
3.40%, 08/15/27(a)	350	320,453
2.50%, 04/15/30	209	167,462
1.85%, 02/15/31(a)	314	232,747
Sysco Corp.
3.75%, 10/01/25	476	456,084
3.30%, 07/15/26	520	486,112
3.25%, 07/15/27	829	755,232
5.95%, 04/01/30	529	525,161
2.45%, 12/14/31	413	315,101
Target Corp.
2.25%, 04/15/25	527	503,155
2.50%, 04/15/26	613	576,091
1.95%, 01/15/27	346	311,496
3.38%, 04/15/29	829	748,153
2.35%, 02/15/30	811	666,310
2.65%, 09/15/30	161	132,317
4.50%, 09/15/32(a)	400	362,870
4.40%, 01/15/33(a)	250	225,434
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	450	437,185
3.45%, 06/01/26	778	709,076
3.20%, 04/15/30(a)	159	123,817
Walmart, Inc.
3.55%, 06/26/25	350	339,885
3.90%, 09/09/25	1,300	1,269,950
4.00%, 04/15/26	270	262,748
3.05%, 07/08/26	350	331,680
1.05%, 09/17/26	656	584,705
5.88%, 04/05/27	800	818,848
3.95%, 09/09/27	550	526,477
3.90%, 04/15/28	320	303,358
3.70%, 06/26/28	550	517,421
1.50%, 09/22/28	453	381,342
3.25%, 07/08/29(a)	400	360,271
4.00%, 04/15/30	500	461,855
1.80%, 09/22/31	734	564,460
4.15%, 09/09/32(a)	500	455,728
4.10%, 04/15/33	1,000	895,155

		33,843,226

Containers & Packaging — 0.4%
Amcor Finance USA, Inc.
3.63%, 04/28/26(a)	350	329,729
4.50%, 05/15/28(a)	250	233,992
5.63%, 05/26/33	220	204,897
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	303,055

26	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Amcor Flexibles North America, Inc. (continued)
2.63%, 06/19/30	$205	$161,808
2.69%, 05/25/31	213	164,733
Avery Dennison Corp.
4.88%, 12/06/28	350	333,437
2.65%, 04/30/30	350	281,108
2.25%, 02/15/32	413	304,339
5.75%, 03/15/33	270	257,519
Berry Global, Inc.
1.57%, 01/15/26	829	748,976
1.65%, 01/15/27	413	355,887
5.50%, 04/15/28(d)	350	334,939
Georgia-Pacific LLC, 8.88%, 05/15/31	433	504,280
Packaging Corp. of America
3.40%, 12/15/27	350	319,960
3.00%, 12/15/29(a)	130	109,701
Sonoco Products Co.
1.80%, 02/01/25	159	150,486
2.25%, 02/01/27	88	77,562
3.13%, 05/01/30	227	187,900
2.85%, 02/01/32	179	139,047
Suzano Austria GmbH
2.50%, 09/15/28	250	207,063
6.00%, 01/15/29(a)	878	842,924
5.00%, 01/15/30(a)	400	359,900
3.75%, 01/15/31	809	652,135
3.13%, 01/15/32(a)	400	300,625
WestRock MWV LLC, 8.20%, 01/15/30	26	28,177
WRKCo, Inc.
3.75%, 03/15/25	350	339,022
4.65%, 03/15/26	320	310,053
3.38%, 09/15/27	413	373,619
4.00%, 03/15/28	829	761,634
4.90%, 03/15/29(a)	829	784,128
3.00%, 06/15/33(a)	450	343,795

		10,806,430

Distributors — 0.1%
Genuine Parts Co.
1.75%, 02/01/25	250	236,308
6.50%, 11/01/28(c)	200	199,987
2.75%, 02/01/32(a)	250	188,527
6.88%, 11/01/33(c)	200	199,496
LKQ Corp.
5.75%, 06/15/28	400	387,639
6.25%, 06/15/33	350	326,842

		1,538,799

Diversified — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27	300	278,146

Diversified Consumer Services — 0.0%
Johns Hopkins University, Series A, 4.71%, 07/01/32(a)	125	118,378

Diversified REITs — 3.4%
Agree LP, 4.80%, 10/01/32	200	173,628
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	450	432,857
4.30%, 01/15/26(a)	620	597,245
3.95%, 01/15/27	413	386,043
4.90%, 12/15/30	450	410,128
3.38%, 08/15/31	679	550,960
2.00%, 05/18/32	600	422,212

Security	Par (000)	Value

Diversified REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
1.88%, 02/01/33	$683	$465,366
American Homes 4 Rent LP
4.25%, 02/15/28	200	184,019
4.90%, 02/15/29	129	120,038
2.38%, 07/15/31(a)	200	148,669
3.63%, 04/15/32(a)	300	242,276
American Tower Corp.
2.95%, 01/15/25	413	397,601
2.40%, 03/15/25	483	458,673
4.00%, 06/01/25	500	483,391
1.60%, 04/15/26	421	376,846
1.45%, 09/15/26	191	167,640
3.38%, 10/15/26	413	382,313
2.75%, 01/15/27	359	322,302
3.65%, 03/15/27	201	185,069
1.50%, 01/31/28	243	199,983
5.50%, 03/15/28	290	280,908
5.25%, 07/15/28	200	190,784
5.80%, 11/15/28	420	410,319
3.95%, 03/15/29	413	367,913
3.80%, 08/15/29	1,063	930,707
2.90%, 01/15/30	447	364,529
2.10%, 06/15/30	309	235,356
1.88%, 10/15/30	399	295,342
2.70%, 04/15/31	496	383,506
2.30%, 09/15/31	591	435,846
4.05%, 03/15/32(a)	366	307,067
5.55%, 07/15/33	220	202,617
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	25,070
3.20%, 01/15/28	159	143,871
1.90%, 12/01/28(a)	496	414,561
3.30%, 06/01/29	191	166,822
2.30%, 03/01/30	450	361,365
2.45%, 01/15/31	691	546,124
2.05%, 01/15/32(a)	625	471,717
5.00%, 02/15/33	75	69,683
Boston Properties LP
3.20%, 01/15/25	829	793,283
3.65%, 02/01/26	123	114,501
2.75%, 10/01/26	450	397,889
4.50%, 12/01/28	829	729,178
2.90%, 03/15/30	397	304,465
3.25%, 01/30/31	829	628,823
2.55%, 04/01/32	615	426,641
Brixmor Operating Partnership LP
3.85%, 02/01/25	300	288,950
4.13%, 06/15/26	163	153,388
4.13%, 05/15/29	286	250,434
4.05%, 07/01/30(a)	400	341,503
2.50%, 08/16/31	495	363,980
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	152,579
Camden Property Trust
3.15%, 07/01/29	400	347,976
2.80%, 05/15/30	293	242,314
Corporate Office Properties LP
2.00%, 01/15/29	130	98,772
2.75%, 04/15/31	179	131,197
Crown Castle, Inc.
4.45%, 02/15/26	350	337,174
3.70%, 06/15/26	209	196,449

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Crown Castle, Inc. (continued)
1.05%, 07/15/26	$409	$357,575
4.00%, 03/01/27	829	772,056
2.90%, 03/15/27	430	385,934
3.65%, 09/01/27	600	545,455
5.00%, 01/11/28	645	612,322
3.80%, 02/15/28	409	368,864
3.10%, 11/15/29	400	332,592
3.30%, 07/01/30	300	246,604
2.25%, 01/15/31	829	624,756
2.10%, 04/01/31(a)	393	290,894
2.50%, 07/15/31	500	377,614
CubeSmart LP
2.25%, 12/15/28	207	171,002
3.00%, 02/15/30	93	76,084
2.00%, 02/15/31	413	305,523
2.50%, 02/15/32(a)	350	259,482
Digital Realty Trust LP
3.70%, 08/15/27	829	757,564
5.55%, 01/15/28	685	664,067
4.45%, 07/15/28	350	323,613
3.60%, 07/01/29(a)	620	537,975
EPR Properties
4.50%, 04/01/25(a)	130	125,348
4.75%, 12/15/26	225	205,233
4.50%, 06/01/27	225	198,583
4.95%, 04/15/28	225	196,062
3.75%, 08/15/29	225	177,517
3.60%, 11/15/31	250	179,952
Equinix, Inc.
2.63%, 11/18/24	691	667,197
1.25%, 07/15/25	393	362,510
1.00%, 09/15/25	829	754,875
1.45%, 05/15/26	325	290,273
2.90%, 11/18/26	64	58,386
1.55%, 03/15/28	691	573,105
2.00%, 05/15/28	308	256,903
3.20%, 11/18/29	374	316,024
2.15%, 07/15/30	413	317,130
2.50%, 05/15/31	533	406,916
3.90%, 04/15/32	800	665,776
ERP Operating LP
3.25%, 08/01/27	413	375,574
3.50%, 03/01/28	179	162,392
3.00%, 07/01/29	607	521,190
2.50%, 02/15/30	333	270,495
1.85%, 08/01/31	229	170,249
Essex Portfolio LP
3.50%, 04/01/25	350	337,183
3.38%, 04/15/26	200	188,296
3.63%, 05/01/27	150	137,664
1.70%, 03/01/28(a)	210	174,102
4.00%, 03/01/29	179	160,429
3.00%, 01/15/30	130	106,095
2.55%, 06/15/31	410	312,693
2.65%, 03/15/32(a)	300	226,181
Extra Space Storage LP
5.70%, 04/01/28	50	48,724
4.00%, 06/15/29	129	114,839
5.50%, 07/01/30	540	510,776
2.20%, 10/15/30	61	46,539
2.55%, 06/01/31	413	313,340
2.40%, 10/15/31	355	265,462

Security	Par (000)	Value

Diversified REITs (continued)
Extra Space Storage LP (continued)
2.35%, 03/15/32	$205	$150,248
Federal Realty OP LP
3.25%, 07/15/27	413	372,742
5.38%, 05/01/28	160	154,224
3.50%, 06/01/30	660	551,066
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	829	757,220
4.00%, 01/15/30	311	259,544
4.00%, 01/15/31	400	325,316
3.25%, 01/15/32	450	340,360
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	370,194
3.75%, 07/01/27	500	456,557
3.10%, 02/15/30	229	186,329
2.00%, 03/15/31	500	364,474
Healthpeak OP LLC
4.00%, 06/01/25	163	157,910
3.25%, 07/15/26	400	374,076
1.35%, 02/01/27	113	97,345
2.13%, 12/01/28	350	288,566
3.50%, 07/15/29	243	209,800
3.00%, 01/15/30	438	360,606
2.88%, 01/15/31	400	315,439
5.25%, 12/15/32	430	389,423
Highwoods Realty LP
4.13%, 03/15/28	163	140,531
3.05%, 02/15/30	413	309,584
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	123	118,051
Series H, 3.38%, 12/15/29	629	518,307
Series I, 3.50%, 09/15/30	450	363,757
Series J, 2.90%, 12/15/31(a)	329	245,588
Hudson Pacific Properties LP
3.95%, 11/01/27	300	230,462
4.65%, 04/01/29(a)	179	127,820
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	231	191,120
5.45%, 08/15/30	300	279,723
2.00%, 08/15/31	330	237,609
4.15%, 04/15/32(a)	296	246,923
5.50%, 08/15/33(a)	530	480,500
Kilroy Realty LP
4.25%, 08/15/29	160	133,103
3.05%, 02/15/30(a)	179	137,515
2.50%, 11/15/32(a)	308	203,791
Kimco Realty OP LLC
3.30%, 02/01/25	288	277,522
2.80%, 10/01/26	413	377,026
3.80%, 04/01/27	250	230,194
2.70%, 10/01/30	350	275,485
2.25%, 12/01/31	163	119,264
3.20%, 04/01/32(a)	500	391,570
4.60%, 02/01/33(a)	260	224,679
6.40%, 03/01/34	125	122,709
Kite Realty Group Trust, 4.75%, 09/15/30	200	173,665
Mid-America Apartments LP
4.00%, 11/15/25	250	240,935
1.10%, 09/15/26	198	174,126
3.60%, 06/01/27	413	383,776
3.95%, 03/15/29	413	375,781
2.75%, 03/15/30	163	133,932
1.70%, 02/15/31	126	93,937

28	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
National Health Investors, Inc., 3.00%, 02/01/31	$200	$144,204
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	150	145,449
4.50%, 04/01/27	163	150,117
4.75%, 01/15/28	413	376,687
3.63%, 10/01/29	496	404,078
3.38%, 02/01/31	300	230,637
3.25%, 04/15/33(a)	400	285,095
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	95	68,235
Physicians Realty LP, 2.63%, 11/01/31	413	303,350
Piedmont Operating Partnership LP, 3.15%, 08/15/30	413	287,708
Prologis LP
3.25%, 06/30/26	413	388,284
2.13%, 04/15/27	350	310,490
4.88%, 06/15/28	185	177,956
3.88%, 09/15/28	250	229,380
4.00%, 09/15/28	200	183,808
2.88%, 11/15/29	447	376,457
2.25%, 04/15/30	427	341,336
1.75%, 07/01/30	243	185,254
1.25%, 10/15/30	300	219,410
1.75%, 02/01/31	191	142,819
2.25%, 01/15/32	210	158,077
4.63%, 01/15/33(a)	465	416,615
4.75%, 06/15/33	505	452,203
Public Storage
1.50%, 11/09/26	657	585,961
1.85%, 05/01/28	198	167,672
1.95%, 11/09/28	642	537,800
2.30%, 05/01/31	219	169,988
2.25%, 11/09/31	408	311,164
Rayonier LP, 2.75%, 05/17/31	241	184,104
Realty Income Corp., 3.25%, 01/15/31	554	453,957
Regency Centers LP
3.60%, 02/01/27	350	325,578
2.95%, 09/15/29	179	149,549
3.70%, 06/15/30	413	350,700
Rexford Industrial Realty LP
5.00%, 06/15/28	120	113,407
2.13%, 12/01/30	329	244,943
2.15%, 09/01/31	366	265,200
Sabra Health Care LP
5.13%, 08/15/26	350	331,876
3.90%, 10/15/29(a)	129	106,215
3.20%, 12/01/31	413	303,104
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	129	95,072
Simon Property Group LP
3.50%, 09/01/25	500	478,995
3.30%, 01/15/26	293	277,087
3.25%, 11/30/26	450	416,227
1.38%, 01/15/27	279	241,978
3.38%, 06/15/27	620	567,218
3.38%, 12/01/27(a)	450	407,581
1.75%, 02/01/28	450	377,758
2.45%, 09/13/29	413	337,158
2.65%, 07/15/30	829	668,332
2.25%, 01/15/32	579	424,575
2.65%, 02/01/32(a)	229	174,177
5.50%, 03/08/33(a)	500	464,641

Security	Par (000)	Value

Diversified REITs (continued)
SITE Centers Corp.
3.63%, 02/01/25	$350	$335,978
4.25%, 02/01/26	163	152,486
4.70%, 06/01/27	350	322,296
Spirit Realty LP
3.20%, 01/15/27	79	71,499
4.00%, 07/15/29	350	305,120
3.40%, 01/15/30	413	339,989
3.20%, 02/15/31	350	275,562
STORE Capital Corp.
4.50%, 03/15/28(a)	300	258,837
2.70%, 12/01/31	413	276,817
Sun Communities Operating LP
2.30%, 11/01/28	231	189,609
2.70%, 07/15/31	307	229,123
4.20%, 04/15/32(a)	201	165,906
5.70%, 01/15/33	250	228,121
Tanger Properties LP
3.88%, 07/15/27	79	69,277
2.75%, 09/01/31	200	141,484
UDR, Inc.
4.40%, 01/26/29	129	117,595
3.20%, 01/15/30	413	347,125
3.00%, 08/15/31	413	327,114
1.90%, 03/15/33	350	238,346
2.10%, 06/15/33	300	206,162
Ventas Realty LP
2.65%, 01/15/25(a)	538	514,606
4.13%, 01/15/26	186	177,747
3.25%, 10/15/26	413	379,007
4.00%, 03/01/28	243	221,216
4.40%, 01/15/29	500	457,224
3.00%, 01/15/30	229	187,040
4.75%, 11/15/30(a)	179	160,064
2.50%, 09/01/31	579	435,497
VICI Properties LP
4.38%, 05/15/25	64	61,924
4.75%, 02/15/28	558	513,862
4.95%, 02/15/30(a)	500	445,740
Vornado Realty LP
3.50%, 01/15/25	163	154,097
2.15%, 06/01/26	200	168,502
Welltower OP LLC
4.00%, 06/01/25	1,036	1,001,370
4.25%, 04/01/26	288	275,902
4.25%, 04/15/28	400	368,825
2.05%, 01/15/29	162	131,949
4.13%, 03/15/29	229	206,712
3.10%, 01/15/30	829	688,328
2.75%, 01/15/31	209	164,068
2.80%, 06/01/31	282	220,806
2.75%, 01/15/32	413	314,930
3.85%, 06/15/32(a)	231	191,695
Weyerhaeuser Co.
4.00%, 11/15/29	829	734,875
4.00%, 04/15/30	500	437,219
7.38%, 03/15/32	145	152,964
3.38%, 03/09/33	250	198,391

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
WP Carey, Inc.
3.85%, 07/15/29	$393	$343,079
2.45%, 02/01/32	572	420,650

		82,091,676

Diversified Telecommunication Services — 1.6%
AT&T, Inc.
5.54%, 02/20/26	700	694,368
1.70%, 03/25/26	2,654	2,408,931
3.80%, 02/15/27	450	419,989
4.25%, 03/01/27	2,000	1,898,020
2.30%, 06/01/27	900	795,137
1.65%, 02/01/28	1,150	961,428
4.10%, 02/15/28	650	601,545
4.35%, 03/01/29	1,450	1,334,850
4.30%, 02/15/30	1,500	1,345,221
2.75%, 06/01/31	1,159	911,746
2.25%, 02/01/32	1,400	1,034,584
British Telecommunications PLC
5.13%, 12/04/28	478	453,947
9.63%, 12/15/30	1,476	1,702,142
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,149	2,407,825
Koninklijke KPN NV, 8.38%, 10/01/30	350	383,010
KT Corp., 4.00%, 08/08/25(d)	400	388,106
Sprint Capital Corp.
6.88%, 11/15/28	1,000	1,025,576
8.75%, 03/15/32	1,000	1,125,646
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	655	613,077
Telefonica Europe BV, 8.25%, 09/15/30	525	570,834
Verizon Communications, Inc.
3.50%, 11/01/24	613	599,105
3.38%, 02/15/25	539	522,645
0.85%, 11/20/25	551	499,087
1.45%, 03/20/26	583	527,360
2.63%, 08/15/26	745	685,918
4.13%, 03/16/27	1,331	1,260,783
3.00%, 03/22/27	700	639,392
2.10%, 03/22/28	1,170	998,008
4.33%, 09/21/28(a)	2,545	2,369,590
3.88%, 02/08/29	409	371,324
4.02%, 12/03/29	2,589	2,312,153
3.15%, 03/22/30	829	695,472
1.50%, 09/18/30	450	336,466
1.68%, 10/30/30	459	342,268
1.75%, 01/20/31	889	657,343
2.55%, 03/21/31(a)	2,121	1,657,059
2.36%, 03/15/32	3,006	2,247,738
5.05%, 05/09/33(a)	1,245	1,139,520

		38,937,213

Education — 0.0%
Emory University, Series 2020, 2.14%, 09/01/30	250	200,847
Yale University, Series 2020, 1.48%, 04/15/30	98	77,057

		277,904

Electric Utilities — 4.9%
AEP Texas, Inc.
3.95%, 06/01/28	413	379,018
4.70%, 05/15/32	130	115,386
5.40%, 06/01/33	445	413,049
Series I, 2.10%, 07/01/30	600	464,210
AEP Transmission Co. LLC, 3.10%, 12/01/26	413	384,339

Security	Par (000)	Value

Electric Utilities (continued)
AES Corp.
1.38%, 01/15/26	$829	$736,807
5.45%, 06/01/28	320	305,587
2.45%, 01/15/31	413	310,338
Alabama Power Co.
3.75%, 09/01/27	300	281,703
3.05%, 03/15/32	600	487,060
3.94%, 09/01/32(a)	300	258,673
Series 20-A, 1.45%, 09/15/30	179	133,921
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	457,008
Ameren Corp.
1.95%, 03/15/27	637	563,802
3.50%, 01/15/31	829	694,942
Ameren Illinois Co.
3.85%, 09/01/32	200	170,358
4.95%, 06/01/33	250	230,254
American Electric Power Co., Inc.
5.70%, 08/15/25	450	446,303
5.75%, 11/01/27	400	397,414
2.30%, 03/01/30	225	176,804
5.95%, 11/01/32(a)	200	193,254
5.63%, 03/01/33	678	636,387
Series J, 4.30%, 12/01/28	413	384,058
Series N, 1.00%, 11/01/25	413	374,768
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	250	196,856
Series BB, 4.50%, 08/01/32	200	174,583
Arizona Public Service Co.
3.15%, 05/15/25	163	156,353
2.60%, 08/15/29	413	350,141
2.20%, 12/15/31	129	95,364
6.35%, 12/15/32	300	299,109
5.55%, 08/01/33	175	164,401
Avangrid, Inc.
3.20%, 04/15/25	300	287,114
3.80%, 06/01/29	400	351,581
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	118,627
2.25%, 06/15/31	239	185,959
Berkshire Hathaway Energy Co.
3.50%, 02/01/25	28	27,220
4.05%, 04/15/25	1,009	985,516
3.25%, 04/15/28	413	370,339
3.70%, 07/15/30	413	359,303
1.65%, 05/15/31(a)	699	509,876
Black Hills Corp.
3.95%, 01/15/26	130	124,004
5.95%, 03/15/28(a)	200	197,608
3.05%, 10/15/29	342	283,255
4.35%, 05/01/33	220	182,523
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	105	102,659
4.95%, 04/01/33	560	517,168
Series AI, 4.45%, 10/01/32	100	89,432
CenterPoint Energy, Inc.
1.45%, 06/01/26	156	140,086
2.95%, 03/01/30	129	105,935
2.65%, 06/01/31	670	522,431
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	386,528
CMS Energy Corp.
3.45%, 08/15/27	129	118,067
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	300	248,779

30	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Commonwealth Edison Co.
2.55%, 06/15/26	$163	$151,544
3.70%, 08/15/28	413	379,216
4.90%, 02/01/33(a)	120	111,268
Connecticut Light and Power Co.
4.90%, 07/01/33	150	138,092
Series A, 3.20%, 03/15/27	413	381,796
Series A, 2.05%, 07/01/31	660	503,255
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	413	381,667
2.40%, 06/15/31(a)	829	651,539
5.20%, 03/01/33(a)	200	188,029
Series 20A, 3.35%, 04/01/30	193	166,082
Series D, 4.00%, 12/01/28	413	381,323
Constellation Energy Generation LLC
3.25%, 06/01/25	350	334,921
5.60%, 03/01/28	200	196,341
5.80%, 03/01/33	200	189,680
6.13%, 01/15/34	175	169,158
Consumers Energy Co.
4.65%, 03/01/28(a)	250	241,081
4.90%, 02/15/29	290	280,210
3.60%, 08/15/32	255	214,584
4.63%, 05/15/33	350	316,965
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	200	188,822
Series A, 2.30%, 12/01/31	130	99,192
Dominion Energy, Inc.
3.90%, 10/01/25	259	249,697
4.25%, 06/01/28	250	233,236
5.38%, 11/15/32	500	462,995
Series A, 1.45%, 04/15/26	130	116,904
Series A, 4.35%, 08/15/32	500	432,634
Series C, 3.38%, 04/01/30	1,093	919,170
Series C, 2.25%, 08/15/31	388	289,333
Series F, 5.25%, 08/01/33	300	273,468
DTE Electric Co.
5.20%, 04/01/33	300	282,629
Series A, 1.90%, 04/01/28	413	354,289
Series A, 3.00%, 03/01/32	279	224,654
Series C, 2.63%, 03/01/31	300	241,752
DTE Energy Co.
4.22%, 11/01/24(e)	200	196,098
4.88%, 06/01/28	500	475,591
2.95%, 03/01/30	79	64,770
Series C, 3.40%, 06/15/29	581	504,070
Series F, 1.05%, 06/01/25	741	684,529
Duke Energy Carolinas LLC
3.95%, 11/15/28	450	416,212
2.45%, 08/15/29	400	333,981
2.45%, 02/01/30	329	269,918
2.55%, 04/15/31	225	179,915
2.85%, 03/15/32	458	363,781
4.95%, 01/15/33	1,335	1,232,945
Series A, 6.00%, 12/01/28(a)	413	419,465
Duke Energy Corp.
0.90%, 09/15/25	222	202,440
5.00%, 12/08/25	65	63,954
2.65%, 09/01/26	863	790,885
3.15%, 08/15/27	413	373,996
5.00%, 12/08/27	210	202,919
4.30%, 03/15/28	180	168,928
2.45%, 06/01/30	306	243,853

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp. (continued)
2.55%, 06/15/31	$829	$639,083
4.50%, 08/15/32	200	174,693
5.75%, 09/15/33(a)	375	356,200
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	516	370,703
Duke Energy Florida LLC
3.20%, 01/15/27	400	372,571
2.50%, 12/01/29	286	238,049
1.75%, 06/15/30	388	298,546
2.40%, 12/15/31	679	522,213
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	122,155
Duke Energy Progress LLC
3.70%, 09/01/28	300	274,951
3.45%, 03/15/29	413	369,596
2.00%, 08/15/31	426	320,293
3.40%, 04/01/32	313	258,661
5.25%, 03/15/33	120	113,092
Edison International
3.55%, 11/15/24	113	109,779
4.70%, 08/15/25	300	291,477
5.75%, 06/15/27	201	197,587
4.13%, 03/15/28	179	162,824
5.25%, 11/15/28	130	123,348
6.95%, 11/15/29	245	249,074
Emera U.S. Finance LP
3.55%, 06/15/26	240	224,926
2.64%, 06/15/31(a)	145	109,615
Enel Chile SA, 4.88%, 06/12/28	400	371,710
Entergy Arkansas LLC
3.50%, 04/01/26	350	332,634
5.15%, 01/15/33	300	279,243
5.30%, 09/15/33	200	186,851
Entergy Corp.
0.90%, 09/15/25	549	499,640
2.95%, 09/01/26	829	764,737
1.90%, 06/15/28	329	275,014
2.80%, 06/15/30	231	187,514
2.40%, 06/15/31	496	376,868
Entergy Louisiana LLC
5.59%, 10/01/24	500	498,849
5.40%, 11/01/24	139	138,479
1.60%, 12/15/30	243	178,876
2.35%, 06/15/32	250	187,122
4.00%, 03/15/33	600	504,098
Entergy Mississippi LLC
2.85%, 06/01/28	413	364,282
5.00%, 09/01/33	40	36,602
Entergy Texas, Inc., 1.75%, 03/15/31	350	258,762
Evergy Kansas Central, Inc., 2.55%, 07/01/26	288	266,208
Evergy Metro, Inc.
3.65%, 08/15/25	97	93,166
4.95%, 04/15/33	115	104,976
Evergy, Inc., 2.90%, 09/15/29	413	346,828
Eversource Energy
4.75%, 05/15/26	70	68,061
2.90%, 03/01/27	313	283,617
4.60%, 07/01/27	400	380,928
5.45%, 03/01/28	765	746,808
2.55%, 03/15/31	413	320,023
3.38%, 03/01/32	313	251,669
5.13%, 05/15/33	400	361,551
Series H, 3.15%, 01/15/25	59	57,058
Series M, 3.30%, 01/15/28(a)	143	128,867

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Eversource Energy (continued)
Series O, 4.25%, 04/01/29	$193	$177,144
Series Q, 0.80%, 08/15/25	660	602,752
Series R, 1.65%, 08/15/30(a)	400	299,445
Series U, 1.40%, 08/15/26	413	365,864
Exelon Corp.
3.95%, 06/15/25	620	599,751
3.40%, 04/15/26	620	587,824
5.15%, 03/15/28	550	533,539
4.05%, 04/15/30	829	732,289
3.35%, 03/15/32	650	525,538
5.30%, 03/15/33	300	278,311
Series WI, 2.75%, 03/15/27	347	313,927
Florida Power & Light Co.
2.85%, 04/01/25	557	535,734
3.13%, 12/01/25(a)	413	393,705
4.45%, 05/15/26	115	112,496
5.05%, 04/01/28	1,305	1,276,826
4.40%, 05/15/28	470	447,187
4.63%, 05/15/30	180	168,231
2.45%, 02/03/32	919	716,666
5.10%, 04/01/33	290	271,611
4.80%, 05/15/33(a)	315	288,706
Fortis, Inc., 3.06%, 10/04/26	829	760,430
Georgia Power Co.
3.25%, 03/30/27	250	229,798
4.65%, 05/16/28	400	382,126
4.70%, 05/15/32	430	389,297
4.95%, 05/17/33	400	365,104
Series B, 2.65%, 09/15/29	229	192,299
Interstate Power and Light Co.
3.25%, 12/01/24	163	158,335
4.10%, 09/26/28	225	208,410
2.30%, 06/01/30	400	314,500
5.70%, 10/15/33	150	143,414
IPALCO Enterprises, Inc., 4.25%, 05/01/30	179	154,147
ITC Holdings Corp.
3.25%, 06/30/26	129	120,994
3.35%, 11/15/27(a)	350	317,811
Kentucky Utilities Co., 5.45%, 04/15/33	175	166,793
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	90,791
MidAmerican Energy Co.
3.65%, 04/15/29	763	687,923
5.35%, 01/15/34(a)	175	168,238
Mississippi Power Co., 3.95%, 03/30/28	300	277,013
National Grid PLC
5.60%, 06/12/28	500	488,149
5.81%, 06/12/33(a)	550	518,476
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25	163	157,442
1.88%, 02/07/25	413	392,988
3.45%, 06/15/25	130	125,340
5.45%, 10/30/25	100	99,846
4.45%, 03/13/26	100	97,464
1.00%, 06/15/26	600	532,806
3.40%, 02/07/28	259	235,994
4.80%, 03/15/28	215	208,037
2.40%, 03/15/30	686	552,256
1.35%, 03/15/31	200	143,174
2.75%, 04/15/32	413	322,167
4.02%, 11/01/32	600	512,681
4.15%, 12/15/32	200	172,411
5.80%, 01/15/33	175	169,260

Security	Par (000)	Value

Electric Utilities (continued)
Nevada Power Co., Series DD, 2.40%, 05/01/30	$329	$264,094
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	1,180	1,179,324
4.45%, 06/20/25	300	292,507
1.88%, 01/15/27	736	646,428
3.55%, 05/01/27	829	762,733
4.63%, 07/15/27	1,000	952,957
4.90%, 02/28/28	500	477,827
1.90%, 06/15/28	566	472,364
3.50%, 04/01/29	1,000	881,081
2.75%, 11/01/29	609	505,205
5.00%, 02/28/30	500	467,023
2.25%, 06/01/30	1,058	824,429
2.44%, 01/15/32	849	636,502
5.00%, 07/15/32	670	608,848
5.05%, 02/28/33(a)	500	453,828
Northern States Power Co., 2.25%, 04/01/31	100	78,486
Ohio Power Co.
5.00%, 06/01/33(a)	70	63,716
Series Q, 1.63%, 01/15/31	359	266,442
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	79	66,702
5.40%, 01/15/33	200	188,838
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	436,139
3.70%, 11/15/28	293	268,228
2.75%, 05/15/30	829	684,711
7.00%, 05/01/32	800	844,543
4.55%, 09/15/32	145	129,393
Pacific Gas and Electric Co.
4.95%, 06/08/25	500	488,336
3.45%, 07/01/25(a)	800	758,490
3.15%, 01/01/26	1,109	1,026,537
5.45%, 06/15/27	500	477,739
2.10%, 08/01/27(a)	483	408,972
3.30%, 12/01/27	655	570,425
3.00%, 06/15/28	516	436,711
3.75%, 07/01/28	550	482,292
6.10%, 01/15/29	165	158,753
4.20%, 03/01/29	620	540,160
4.55%, 07/01/30	1,659	1,435,873
2.50%, 02/01/31	1,243	921,455
3.25%, 06/01/31	550	426,971
4.40%, 03/01/32	143	117,503
5.90%, 06/15/32	350	319,226
6.15%, 01/15/33	170	156,461
6.40%, 06/15/33	590	553,681
PacifiCorp, 7.70%, 11/15/31(a)	400	439,927
PECO Energy Co., 4.90%, 06/15/33(a)	264	244,268
PPL Capital Funding, Inc., 3.10%, 05/15/26	400	373,905
PPL Electric Utilities Corp., 5.00%, 05/15/33	500	463,727
Public Service Co. of Colorado
3.70%, 06/15/28	129	117,796
1.88%, 06/15/31	450	337,644
Series 35, 1.90%, 01/15/31	160	121,408
Series 38, 4.10%, 06/01/32	150	129,780
Public Service Co. of New Hampshire, 5.35%, 10/01/33	200	190,761
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	184,109
Series J, 2.20%, 08/15/31	413	310,581
Public Service Electric and Gas Co.
3.20%, 05/15/29	413	363,703

32	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
2.45%, 01/15/30	$329	$270,335
1.90%, 08/15/31	679	513,144
3.10%, 03/15/32	400	327,424
4.90%, 12/15/32	480	445,851
4.65%, 03/15/33	135	122,993
Public Service Enterprise Group, Inc.
0.80%, 08/15/25	209	191,168
5.85%, 11/15/27	400	397,877
2.45%, 11/15/31	350	264,527
Puget Energy, Inc.
3.65%, 05/15/25	163	156,453
2.38%, 06/15/28	329	278,581
4.10%, 06/15/30	413	352,768
4.22%, 03/15/32	279	232,190
San Diego Gas & Electric Co.
2.50%, 05/15/26(a)	350	323,781
4.95%, 08/15/28	695	670,026
Series VVV, 1.70%, 10/01/30	413	312,229
Series XXX, 3.00%, 03/15/32	350	282,013
Sempra
3.30%, 04/01/25	610	586,607
3.25%, 06/15/27	500	453,004
3.40%, 02/01/28	359	323,509
3.70%, 04/01/29	159	140,928
5.50%, 08/01/33	225	209,246
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	413	318,123
Sierra Pacific Power Co., 2.60%, 05/01/26	136	126,361
Southern California Edison Co.
4.90%, 06/01/26	140	136,612
5.85%, 11/01/27	500	499,276
5.30%, 03/01/28	495	483,944
5.65%, 10/01/28	45	44,558
6.65%, 04/01/29	300	303,525
2.85%, 08/01/29	184	156,352
2.25%, 06/01/30	179	141,104
2.75%, 02/01/32	413	321,419
5.95%, 11/01/32	525	512,716
Series A, 4.20%, 03/01/29	400	367,961
Series C, 4.20%, 06/01/25	276	268,754
Series D, 4.70%, 06/01/27	300	288,590
Series E, 3.70%, 08/01/25	309	296,724
Series G, 2.50%, 06/01/31	149	115,938
Southern Co.
5.15%, 10/06/25	200	197,625
3.25%, 07/01/26	913	853,387
5.11%, 08/01/27	500	482,264
4.85%, 06/15/28	280	267,524
5.50%, 03/15/29	175	171,486
5.70%, 10/15/32	350	335,319
5.20%, 06/15/33	280	257,370
Series 21-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(b)	500	427,546
Series A, 3.70%, 04/30/30	450	390,174
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(b)	829	756,367
Southern Power Co., 4.15%, 12/01/25	650	627,583
Southwestern Electric Power Co.
5.30%, 04/01/33	75	69,078
Series M, 4.10%, 09/15/28	179	164,002
Tucson Electric Power Co., 1.50%, 08/01/30	116	86,457

Security	Par (000)	Value

Electric Utilities (continued)
Union Electric Co.
2.95%, 06/15/27	$129	$117,861
2.15%, 03/15/32	179	134,127
Virginia Electric and Power Co.
2.30%, 11/15/31	413	315,383
2.40%, 03/30/32	530	402,226
5.00%, 04/01/33	275	250,589
5.30%, 08/15/33	250	231,588
Series A, 3.15%, 01/15/26(a)	458	434,283
Series A, 3.50%, 03/15/27(a)	620	576,119
Series A, 3.80%, 04/01/28	413	381,581
Series A, 2.88%, 07/15/29	55	47,259
Series B, 3.75%, 05/15/27	400	375,013
WEC Energy Group, Inc.
5.00%, 09/27/25	260	256,169
4.75%, 01/09/26	390	380,501
5.15%, 10/01/27	500	487,839
1.38%, 10/15/27(a)	350	295,127
4.75%, 01/15/28	250	239,030
2.20%, 12/15/28	350	291,651
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	159	134,433
4.75%, 09/30/32	305	280,790
5.63%, 05/15/33(a)	200	195,821
Wisconsin Power and Light Co.
3.00%, 07/01/29(a)	129	111,272
1.95%, 09/16/31	194	143,916
3.95%, 09/01/32	400	344,144
4.95%, 04/01/33	40	36,624
Wisconsin Public Service Corp., 5.35%, 11/10/25	250	249,183
Xcel Energy, Inc.
3.30%, 06/01/25	218	209,140
3.35%, 12/01/26	413	383,221
1.75%, 03/15/27	413	359,977
4.00%, 06/15/28	229	211,626
2.60%, 12/01/29	130	107,363
3.40%, 06/01/30	350	296,423
2.35%, 11/15/31	329	244,764
4.60%, 06/01/32	397	350,949
5.45%, 08/15/33(a)	500	465,880

		118,088,180

Electrical Equipment — 0.1%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	189,136
Eaton Corp.
4.35%, 05/18/28	90	85,821
4.00%, 11/02/32	324	283,099
4.15%, 03/15/33	700	615,861
Regal Rexnord Corp.(d)
6.05%, 02/15/26	450	442,622
6.05%, 04/15/28	500	478,296
6.30%, 02/15/30	500	470,493
6.40%, 04/15/33	700	642,177
Tyco Electronics Group SA, 2.50%, 02/04/32	405	317,231

		3,524,736

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
4.75%, 03/30/26	25	24,424
4.35%, 06/01/29	350	326,789
2.80%, 02/15/30	829	689,422
2.20%, 09/15/31	243	185,520
Arrow Electronics, Inc.
4.00%, 04/01/25	413	398,913

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc. (continued)
3.88%, 01/12/28	$350	$316,442
2.95%, 02/15/32	329	249,405
Avnet, Inc.
6.25%, 03/15/28	160	157,880
3.00%, 05/15/31	413	312,610
5.50%, 06/01/32	130	116,076
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	620	613,589
4.13%, 05/01/25	350	337,698
2.67%, 12/01/26	660	590,363
4.25%, 04/01/28	329	299,068
3.28%, 12/01/28	660	563,864
3.25%, 02/15/29	371	313,221
3.57%, 12/01/31	300	240,558
Keysight Technologies, Inc.
4.60%, 04/06/27	450	429,178
3.00%, 10/30/29	260	218,265
Rockwell Automation, Inc., 1.75%, 08/15/31	159	119,906
TD SYNNEX Corp.
1.75%, 08/09/26	279	244,263
2.38%, 08/09/28	179	146,925
2.65%, 08/09/31	413	301,280
Teledyne Technologies, Inc.
2.25%, 04/01/28	350	298,815
2.75%, 04/01/31	829	653,895
Trimble, Inc.(a)
4.90%, 06/15/28	350	331,298
6.10%, 03/15/33	400	381,811
Tyco Electronics Group SA
4.50%, 02/13/26(a)	300	292,866
3.13%, 08/15/27	250	229,295
Vontier Corp.
1.80%, 04/01/26	496	441,810
2.40%, 04/01/28	200	164,810
2.95%, 04/01/31(a)	350	263,501

		10,253,760

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	566	507,461
3.34%, 12/15/27	721	656,827
3.14%, 11/07/29	243	207,597
4.49%, 05/01/30	350	321,418
Halliburton Co.
3.80%, 11/15/25	151	145,903
2.92%, 03/01/30	329	276,046
NOV, Inc., 3.60%, 12/01/29	179	154,774
Patterson-UTI Energy, Inc., 3.95%, 02/01/28	250	221,418
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	300	278,149
Schlumberger Investment SA
4.50%, 05/15/28	300	287,266
2.65%, 06/26/30(a)	550	455,250
4.85%, 05/15/33	300	276,098

		3,788,207

Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc.
3.20%, 03/15/25	163	157,298
3.38%, 11/15/27	400	368,148
3.95%, 05/15/28	300	279,783

Security	Par (000)	Value

Environmental, Maintenance & Security Service (continued)
Republic Services, Inc. (continued)
4.88%, 04/01/29	$55	$52,752
1.45%, 02/15/31	727	534,502
1.75%, 02/15/32(a)	829	603,446
2.38%, 03/15/33(a)	450	336,185
Waste Connections, Inc.
4.25%, 12/01/28	200	187,297
2.20%, 01/15/32	229	172,391
3.20%, 06/01/32	342	276,843
4.20%, 01/15/33	800	694,228
Waste Management, Inc.
0.75%, 11/15/25	179	163,080
3.15%, 11/15/27(a)	829	758,379
2.00%, 06/01/29	159	131,176
4.63%, 02/15/30	400	375,916
1.50%, 03/15/31	829	615,233
4.15%, 04/15/32(a)	500	442,496
4.63%, 02/15/33(a)	270	244,870

		6,394,023

Financial Services — 18.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25	300	289,281
6.50%, 07/15/25	655	653,487
4.45%, 10/01/25	400	383,747
1.75%, 01/30/26	655	588,993
2.45%, 10/29/26	1,864	1,658,257
3.65%, 07/21/27	655	587,994
5.75%, 06/06/28(a)	910	873,624
3.00%, 10/29/28	1,823	1,535,412
3.30%, 01/30/32	2,300	1,780,634
3.40%, 10/29/33	900	673,021
Air Lease Corp.
2.30%, 02/01/25	308	292,382
3.25%, 03/01/25	259	248,027
3.38%, 07/01/25	829	786,862
2.88%, 01/15/26(a)	829	769,439
3.75%, 06/01/26	450	423,180
1.88%, 08/15/26	550	486,618
2.20%, 01/15/27	450	394,443
3.63%, 04/01/27	1,000	895,953
3.63%, 12/01/27(a)	130	116,474
5.30%, 02/01/28(a)	300	286,945
2.10%, 09/01/28	413	338,926
3.25%, 10/01/29	413	347,649
3.00%, 02/01/30	329	267,226
3.13%, 12/01/30	309	246,000
2.88%, 01/15/32(a)	450	342,418
Aircastle Ltd., 4.25%, 06/15/26	413	387,286
Ally Financial, Inc.
4.63%, 03/30/25	193	186,216
5.80%, 05/01/25(a)	293	286,784
4.75%, 06/09/27(a)	500	452,715
7.10%, 11/15/27	300	293,929
2.20%, 11/02/28	285	218,819
8.00%, 11/01/31	929	906,744
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)	500	477,922
Banco Santander SA
3.50%, 03/24/25	1,200	1,154,104
2.75%, 05/28/25	600	565,395
5.15%, 08/18/25	1,000	974,129
1.85%, 03/25/26	1,600	1,429,429

34	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Banco Santander SA (continued)
4.25%, 04/11/27	$1,000	$926,710
5.29%, 08/18/27	1,000	954,253
3.80%, 02/23/28	400	355,696
4.38%, 04/12/28	400	363,761
5.59%, 08/08/28	800	770,626
3.31%, 06/27/29	200	170,749
3.49%, 05/28/30	600	491,692
2.75%, 12/03/30	800	583,500
2.96%, 03/25/31	400	308,371
6.92%, 08/08/33	800	743,023
6.94%, 11/07/33(c)	400	401,079
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	800	693,426
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	600	440,324
(1-year CMT + 2.00%), 4.18%, 03/24/28(a)(b)	800	732,539
Bank of America Corp.
4.00%, 01/22/25	620	603,412
3.88%, 08/01/25	716	693,119
4.45%, 03/03/26	1,111	1,063,871
3.50%, 04/19/26	1,484	1,400,866
4.25%, 10/22/26(a)	1,069	1,008,812
3.25%, 10/21/27	1,139	1,029,211
(1-day SOFR + 0.65%), 1.53%, 12/06/25(b)	829	782,882
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	3,468	3,060,546
(1-day SOFR + 1.01%), 1.20%, 10/24/26(b)	911	822,952
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	908	802,421
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	1,659	1,369,746
(1-day SOFR + 1.15%), 1.32%, 06/19/26(b)	1,409	1,294,900
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	1,828	1,369,068
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,550	1,881,299
(1-day SOFR + 1.29%), 5.08%, 01/20/27(b)	1,600	1,557,544
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	1,859	1,425,386
(1-day SOFR + 1.33%), 3.38%, 04/02/26(b)	994	952,403
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,218	1,699,950
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,409	1,039,043
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,009	750,670
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	1,400	1,363,220
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,000	933,484
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	2,240	2,129,712
(1-day SOFR + 1.75%), 4.83%, 07/22/26(b)	1,240	1,208,333
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	1,807	1,558,373
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	1,800	1,695,011
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	2,680	2,420,551
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	515	511,526
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	2,055	1,952,950
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	2,000	1,576,729
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	2,430	2,172,607
(3-mo. CME Term SOFR + 0.90%), 2.02%, 02/13/26(b)	1,160	1,093,922
(3-mo. CME Term SOFR + 1.07%), 3.37%, 01/23/26(b)	1,659	1,594,594
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	1,953	1,539,353
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	4,051	3,605,917
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(b)	1,879	1,755,041
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	829	750,110
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	1,214	1,018,065

Security	Par (000)	Value

Financial Services (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	$829	$678,384
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	1,249	1,104,585
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	1,201	1,092,930
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	413	373,745
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	829	757,283
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	1,659	1,531,037
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	829	590,824
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	800	631,110
Series L, 3.95%, 04/21/25	1,037	1,002,275
Series L, 4.18%, 11/25/27	829	762,537
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(b)	1,409	1,260,680
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,079,817
Bank of Nova Scotia
5.25%, 12/06/24	600	594,810
1.45%, 01/10/25	413	391,463
2.20%, 02/03/25	459	437,847
3.45%, 04/11/25	1,172	1,129,417
4.50%, 12/16/25	163	157,195
4.75%, 02/02/26	1,900	1,851,566
1.35%, 06/24/26	259	229,673
2.70%, 08/03/26	413	379,238
1.30%, 09/15/26	1,160	1,017,415
1.95%, 02/02/27	829	731,527
4.85%, 02/01/30	600	551,733
2.15%, 08/01/31	829	616,448
2.45%, 02/02/32	829	621,540
Barclays PLC
3.65%, 03/16/25	1,150	1,105,902
4.38%, 01/12/26	1,310	1,250,430
5.20%, 05/12/26	1,178	1,125,059
4.34%, 01/10/28	700	639,802
4.84%, 05/09/28	1,178	1,058,654
(1-day SOFR + 1.88%), 6.50%, 09/13/27(b)	200	198,126
(1-day SOFR + 2.21%), 5.83%, 05/09/27(b)	800	781,721
(1-day SOFR + 2.22%), 6.49%, 09/13/29(b)	650	633,697
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	800	756,584
(1-day SOFR + 2.71%), 2.85%, 05/07/26(b)	1,000	943,320
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	1,300	1,191,652
(1-day SOFR + 3.57%), 7.12%, 06/27/34(b)	600	557,211
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	878	768,563
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	1,310	968,862
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	500	365,086
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	300	227,674
(1-year CMT + 2.30%), 5.30%, 08/09/26(b)	800	780,599
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	700	663,835
(1-year CMT + 3.00%), 5.75%, 08/09/33(b)	200	179,493
(1-year CMT + 3.05%), 7.33%, 11/02/26(a)(b)	1,700	1,719,776
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	500	505,477
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	1,200	1,197,331
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	845	777,861
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	478	414,215
(5-year CMT + 2.90%), 3.56%, 09/23/35(b)	478	359,965

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Cboe Global Markets, Inc.
1.63%, 12/15/30	$159	$119,913
3.00%, 03/16/32(a)	579	464,839
Citigroup, Inc.
3.88%, 03/26/25	413	398,360
3.30%, 04/27/25	800	769,761
4.40%, 06/10/25	1,813	1,754,636
5.50%, 09/13/25	829	817,351
3.70%, 01/12/26	829	788,897
4.60%, 03/09/26	620	594,233
3.40%, 05/01/26	1,113	1,047,074
3.20%, 10/21/26	1,173	1,081,346
4.30%, 11/20/26	97	91,151
4.45%, 09/29/27	1,989	1,837,322
4.13%, 07/25/28	620	556,535
6.63%, 06/15/32	526	521,011
(1-day SOFR + 0.53%), 1.28%, 11/03/25(b)	366	346,375
(1-day SOFR + 0.69%), 2.01%, 01/25/26(b)	1,190	1,123,599
(1-day SOFR + 0.77%), 1.12%, 01/28/27(b)	974	866,186
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	1,059	932,136
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	829	660,503
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	1,398	1,060,812
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	900	669,548
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	1,329	1,196,232
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,243	956,996
(1-day SOFR + 1.42%), 2.98%, 11/05/30(a)(b)	829	680,533
(1-day SOFR + 1.53%), 3.29%, 03/17/26(b)	572	547,768
(1-day SOFR + 1.55%), 5.61%, 09/29/26(b)	840	829,214
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	1,700	1,610,071
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	2,977	2,416,788
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,150	1,019,166
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	2,243	1,756,390
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(b)	1,500	1,456,438
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	1,735	1,612,742
(1-day SOFR + 2.84%), 3.11%, 04/08/26(b)	1,660	1,584,270
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	1,990	1,760,562
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	859	772,142
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)	2,000	1,819,059
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	1,873	1,657,080
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	829	751,010
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	829	768,549
Clorox Co.
3.10%, 10/01/27	413	374,642
4.40%, 05/01/29	500	463,649
1.80%, 05/15/30	250	192,317
4.60%, 05/01/32(a)	250	225,657
CME Group, Inc.
3.00%, 03/15/25	286	276,858
3.75%, 06/15/28	179	167,260
2.65%, 03/15/32	321	256,239
Corebridge Financial, Inc., 6.05%, 09/15/33	250	234,674
Deutsche Bank AG
4.50%, 04/01/25(a)	700	669,192
4.10%, 01/13/26	288	273,713
1.69%, 03/19/26	400	360,588
(1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	667	576,908
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	1,348	1,166,768
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	455	338,933

Security	Par (000)	Value

Financial Services (continued)
Deutsche Bank AG (continued)
(1-day SOFR + 1.87%), 2.13%, 11/24/26(b)	$919	$829,823
(1-day SOFR + 2.26%), 3.74%, 01/07/33(a)(b)	950	664,393
(1-day SOFR + 2.52%), 7.15%, 07/13/27(b)	400	399,724
(1-day SOFR + 2.58%), 3.96%, 11/26/25(b)	1,181	1,138,856
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	650	470,624
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	1,159	910,274
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	950	932,467
(1-day SOFR + 3.19%), 6.12%, 07/14/26(b)	500	492,230
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	650	572,595
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(b)	350	294,709
European Investment Bank
4.50%, 10/16/28	2,400	2,354,238
3.63%, 07/15/30	2,100	1,933,602
3.75%, 02/14/33	4,000	3,624,319
Fiserv, Inc., 5.38%, 08/21/28	300	293,411
GE Capital Funding LLC, 4.55%, 05/15/32	250	224,572
Goldman Sachs Group, Inc.
5.70%, 11/01/24	800	796,986
3.50%, 01/23/25	1,012	979,910
3.50%, 04/01/25	1,588	1,528,347
3.75%, 05/22/25	916	882,827
4.25%, 10/21/25	869	832,873
3.75%, 02/25/26	1,613	1,530,227
3.50%, 11/16/26	1,659	1,538,573
5.95%, 01/15/27	163	160,806
3.85%, 01/26/27	1,659	1,545,106
2.60%, 02/07/30	809	649,528
3.80%, 03/15/30	1,006	869,172
(1-day SOFR + 0.79%), 1.09%, 12/09/26(b)	889	793,661
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	1,223	1,086,178
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,443,388
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)(b)	2,767	2,426,702
(1-day SOFR + 1.08%), 5.80%, 08/10/26(b)	1,300	1,286,670
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,210	887,666
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	1,693	1,499,740
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	2,423	1,798,469
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	1,981	1,489,422
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	2,118	1,613,703
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	1,894	1,472,383
(1-day SOFR + 1.51%), 4.39%, 06/15/27(b)	620	592,357
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,000	936,254
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	650	649,847
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	1,270	1,162,794
(1-day SOFR + 1.95%), 6.79%, 10/24/34(b)	700	695,819
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	1,659	1,490,248
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	2,279	2,080,239
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	1,023	933,643
Hercules Capital, Inc., 3.38%, 01/20/27	130	113,254
HSBC Holdings PLC
4.30%, 03/08/26	1,878	1,799,732
3.90%, 05/25/26	2,489	2,348,500
4.38%, 11/23/26(a)	1,310	1,236,038
4.95%, 03/31/30	886	815,001
(1-day SOFR + 1.10%), 2.25%, 11/22/27(b)	818	717,189
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	2,264	1,704,500
(1-day SOFR + 1.29%), 1.59%, 05/24/27(b)	1,300	1,145,059
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	800	650,896
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	976,623

36	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 1.43%), 3.00%, 03/10/26(b)	$1,000	$953,562
(1-day SOFR + 1.54%), 1.65%, 04/18/26(b)	1,140	1,059,944
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)	1,000	982,422
(1-day SOFR + 1.73%), 2.01%, 09/22/28(b)	478	401,191
(1-day SOFR + 1.93%), 2.10%, 06/04/26(b)	1,350	1,257,944
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	550	538,767
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	500	468,138
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,310	1,028,002
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	1,700	1,613,598
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	535	442,620
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	900	858,431
(1-day SOFR + 2.87%), 5.40%, 08/11/33(b)	1,000	899,175
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	1,000	929,347
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	500	517,417
(3-mo. CME Term SOFR + 1.40%), 2.63%, 11/07/25(b)	1,678	1,608,949
(3-mo. CME Term SOFR + 1.61%), 4.29%, 09/12/26(b)	2,489	2,388,253
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(b)	1,189	1,083,466
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	989	908,370
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	2,039	1,761,658
(1-day SOFR + 3.03%), 7.34%, 11/03/26(b)	1,500	1,525,888
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)(b)	1,805	1,851,569
Inter-American Development Bank, 4.50%, 05/15/26 .	1,200	1,183,799
Inter-American Investment Corp., 4.75%, 09/19/28	300	295,403
Intercontinental Exchange, Inc.
3.65%, 05/23/25	693	670,020
3.75%, 12/01/25(a)	923	885,822
4.00%, 09/15/27	1,145	1,070,493
4.35%, 06/15/29	953	878,663
2.10%, 06/15/30	637	500,000
1.85%, 09/15/32	610	431,784
4.60%, 03/15/33(a)	800	714,214
JPMorgan Chase & Co.
3.13%, 01/23/25	1,036	1,002,255
3.90%, 07/15/25	1,866	1,807,310
3.30%, 04/01/26	413	389,183
3.20%, 06/15/26	829	777,219
2.95%, 10/01/26	1,239	1,146,292
7.63%, 10/15/26	413	431,485
4.13%, 12/15/26	163	154,001
4.25%, 10/01/27	413	389,446
3.63%, 12/01/27	829	757,484
(1-day SOFR + 0.61%), 1.56%, 12/10/25(b)	829	784,505
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	829	722,171
(1-day SOFR + 0.80%), 1.05%, 11/19/26(b)	1,850	1,663,834
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	2,375	2,118,820
(1-day SOFR + 0.92%), 2.60%, 02/24/26(b)	572	545,180
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,160	964,204
(1-day SOFR + 1.07%), 5.55%, 12/15/25(b)	2,500	2,481,218
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	1,659	1,232,466
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	534	480,659
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,244	942,528
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	1,957	1,524,688
(1-day SOFR + 1.32%), 4.08%, 04/26/26(b)	2,194	2,126,469
(1-day SOFR + 1.33%), 6.07%, 10/22/27(b)	970	967,950
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	1,245	1,198,630
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	2,298	2,158,607

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	$925	$919,514
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	1,300	1,193,097
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	898	789,270
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)(b)	1,570	1,548,837
(1-day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,422	1,336,431
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	2,415	2,227,400
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	3,000	2,866,520
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,325	1,053,820
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	3,050	2,739,601
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(b)	1,650	1,545,145
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(b)	1,650	1,467,219
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	613,249
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	829	743,806
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	1,900	1,467,434
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	919	836,962
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)	1,229	1,078,267
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(a)(b)	1,539	1,264,388
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(a)(b)	973	892,342
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(b)	1,077	1,016,318
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)	1,023	940,952
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	1,659	1,539,224
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	1,450	1,327,238
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	859	692,682
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	2,759	2,488,912
Kimberly-Clark Corp.
2.75%, 02/15/26	413	389,531
1.05%, 09/15/27	350	297,412
3.95%, 11/01/28	400	376,699
3.20%, 04/25/29	350	313,333
3.10%, 03/26/30	400	344,968
2.00%, 11/02/31	225	172,887
4.50%, 02/16/33	400	367,935
Lloyds Banking Group PLC
4.50%, 11/04/24(a)	1,310	1,279,574
4.45%, 05/08/25	600	582,773
4.65%, 03/24/26	1,200	1,136,460
3.75%, 01/11/27	800	735,538
4.38%, 03/22/28	478	438,530
4.55%, 08/16/28	1,310	1,208,255
(1-year CMT + 0.85%), 1.63%, 05/11/27(b)	800	708,569
(1-year CMT + 1.48%), 5.99%, 08/07/27(b)	1,500	1,478,200
(1-year CMT + 1.60%), 3.51%, 03/18/26(b)	1,235	1,183,931
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	500	484,193
(1-year CMT + 1.75%), 4.72%, 08/11/26(b)	600	581,575
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	478	435,648
(1-year CMT + 2.30%), 4.98%, 08/11/33(a)(b)	500	434,030
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	450	456,301

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Lloyds Banking Group PLC (continued)
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	$500	$443,937
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	1,350	1,282,809
1.41%, 07/17/25	900	831,620
3.85%, 03/01/26	1,000	952,826
3.29%, 07/25/27(a)	829	756,154
3.96%, 03/02/28	829	767,753
3.74%, 03/07/29	1,659	1,487,171
3.20%, 07/18/29	900	766,873
2.56%, 02/25/30	1,310	1,052,023
2.05%, 07/17/30	1,310	998,252
(1-year CMT + 0.67%), 1.64%, 10/13/27(b)	750	657,910
(1-year CMT + 0.75%), 1.54%, 07/20/27(b)	1,500	1,325,042
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	750	662,822
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	976,949
(1-year CMT + 1.08%), 5.72%, 02/20/26(b)	400	397,490
(1-year CMT + 1.38%), 5.42%, 02/22/29(b)	480	464,821
(1-year CMT + 1.50%), 5.54%, 04/17/26(b)	215	212,732
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	418,300
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)	755	703,647
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	455	440,458
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	500	478,903
(1-year CMT + 1.97%), 5.41%, 04/19/34(a)(b)	400	371,686
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	500	456,901
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	450	420,250
Mizuho Financial Group, Inc.
2.84%, 09/13/26(a)	800	731,978
3.17%, 09/11/27(a)	478	430,175
4.02%, 03/05/28	600	554,317
2.56%, 09/13/31	1,310	962,599
(1-year CMT + 0.67%), 1.23%, 05/22/27(b)	1,310	1,154,643
(1-year CMT + 0.75%), 1.55%, 07/09/27(b)	500	441,724
(1-year CMT + 0.90%), 2.65%, 05/22/26(a)(b)	400	377,644
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	300	291,870
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	600	585,992
(1-year CMT + 1.65%), 5.74%, 05/27/31(a)(b)	300	287,216
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)	600	560,270
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	600	557,742
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	400	388,128
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	300	280,374
(3-mo. CME Term SOFR + 1.09%), 2.23%, 05/25/26(b)	450	422,091
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(b)	478	401,462
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(b)	600	545,133
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(b)	300	222,615
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(b)	420	345,622
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(b)	478	363,000
Morgan Stanley
4.00%, 07/23/25	1,662	1,608,493
5.00%, 11/24/25	1,036	1,012,336
3.88%, 01/27/26	1,450	1,383,056
3.13%, 07/27/26	1,763	1,631,037
4.35%, 09/08/26	1,243	1,176,008
3.63%, 01/20/27(a)	1,659	1,541,881
3.95%, 04/23/27	1,063	978,871
3.59%, 07/22/28(b)	1,866	1,692,298
7.25%, 04/01/32	400	426,850

Security	Par (000)	Value

Financial Services (continued)
Morgan Stanley (continued)
(1-day SOFR + 0.72%), 0.99%, 12/10/26(b)	$1,493	$1,328,696
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,584	1,390,499
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	1,809	1,607,433
(1-day SOFR + 0.94%), 2.63%, 02/18/26(b)	676	643,620
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,046,641
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	972	704,076
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,642	1,187,927
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	1,659	1,332,967
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,063	1,521,555
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,364	1,020,223
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,662	1,275,416
(1-day SOFR + 1.30%), 5.05%, 01/28/27(b)	480	468,778
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,031	729,344
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	1,710	1,626,942
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	1,554	1,449,261
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	1,680	1,615,723
(1-day SOFR + 1.67%), 4.68%, 07/17/26(b)	1,715	1,666,395
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	1,195	1,137,749
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	2,190	1,973,211
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	1,295	1,181,923
(1-day SOFR + 1.99%), 2.19%, 04/28/26(b)	2,196	2,065,542
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	1,165	1,031,672
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,800	1,796,764
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	1,400	1,372,530
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	546	473,525
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	1,186	1,004,158
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	1,189	1,072,399
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(a)(b)	1,020	928,735
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	910	825,164
Nasdaq, Inc.
3.85%, 06/30/26	496	473,307
1.65%, 01/15/31	243	179,473
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	150	149,941
5.05%, 09/15/28	175	169,970
(5-year CMT + 3.53%), 7.13%, 09/15/53(b)	200	198,290
NatWest Group PLC
4.80%, 04/05/26	478	460,559
(1-year CMT + 0.90%), 1.64%, 06/14/27(b)	1,100	968,905
(1-year CMT + 1.35%), 5.85%, 03/02/27(b)	650	639,118
(1-year CMT + 1.95%), 5.81%, 09/13/29(b)	400	383,409
(1-year CMT + 2.10%), 6.02%, 03/02/34(a)(b)	500	465,559
(1-year CMT + 2.27%), 5.52%, 09/30/28(b)	525	502,335
(1-year CMT + 2.55%), 3.07%, 05/22/28(b)	650	574,957
(1-year CMT + 2.85%), 7.47%, 11/10/26(b)	800	814,068
(3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	728	673,551
(3-mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	478	423,705
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	1,178	1,081,253
(5-year CMT + 2.10%), 3.75%, 11/01/29(b)	1,725	1,646,175
ORIX Corp.
3.70%, 07/18/27(a)	350	323,797
5.00%, 09/13/27(a)	200	194,353
2.25%, 03/09/31	413	318,628
4.00%, 04/13/32	313	269,697
5.20%, 09/13/32(a)	200	187,350
Radian Group, Inc., 6.63%, 03/15/25	400	396,000
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	1,310	1,252,572
1.47%, 07/08/25	1,310	1,213,373
0.95%, 01/12/26	550	491,816

38	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.46%, 01/13/26	$500	$493,406
3.78%, 03/09/26	2,489	2,363,374
2.63%, 07/14/26	829	759,824
1.40%, 09/17/26	982	861,936
3.01%, 10/19/26(a)	863	792,080
3.45%, 01/11/27	700	646,192
3.36%, 07/12/27(a)	829	753,781
3.35%, 10/18/27	413	372,379
5.52%, 01/13/28	500	486,932
3.54%, 01/17/28	309	278,556
1.90%, 09/17/28	982	803,061
3.04%, 07/16/29	1,440	1,214,062
3.20%, 09/17/29(a)	413	349,971
2.72%, 09/27/29	478	393,446
5.71%, 01/13/30	1,000	963,333
2.75%, 01/15/30	750	608,615
2.13%, 07/08/30	1,310	1,003,175
1.71%, 01/12/31	235	170,702
2.22%, 09/17/31	400	296,312
5.77%, 01/13/33	650	616,336
UBS Group AG, 3.75%, 03/26/25	1,637	1,576,415

		437,228,103

Food Products — 0.7%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	350	324,647
3.25%, 03/27/30	500	433,129
2.90%, 03/01/32	523	424,343
4.50%, 08/15/33	310	279,411
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	350	324,051
3.25%, 08/15/26	400	372,535
3.75%, 09/25/27	179	165,557
2.75%, 05/14/31	579	458,351
Conagra Brands, Inc., 5.30%, 10/01/26	250	245,724
Diageo Capital PLC
5.38%, 10/05/26	200	200,129
5.63%, 10/05/33	200	196,331
Flowers Foods, Inc., 2.40%, 03/15/31	350	267,969
General Mills, Inc.
5.50%, 10/17/28	165	162,011
2.88%, 04/15/30	229	189,302
4.95%, 03/29/33(a)	670	608,484
Hershey Co.
2.05%, 11/15/24	413	397,841
2.30%, 08/15/26	350	324,385
4.25%, 05/04/28	35	33,592
2.45%, 11/15/29	413	350,754
4.50%, 05/04/33(a)	50	45,946
Hormel Foods Corp.
1.70%, 06/03/28	277	234,931
1.80%, 06/11/30	400	313,073
J M Smucker Co.
3.50%, 03/15/25	336	325,220
3.38%, 12/15/27	250	228,177
5.90%, 11/15/28	375	372,041
2.13%, 03/15/32	179	131,026
6.20%, 11/15/33	375	364,507
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27	400	351,304
5.13%, 02/01/28	500	469,548

Security	Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (continued)
3.00%, 02/02/29	$350	$288,160
5.50%, 01/15/30	700	639,712
3.63%, 01/15/32(a)	550	422,784
3.00%, 05/15/32	900	654,543
5.75%, 04/01/33(a)	880	777,233
JM Smucker Co., 2.38%, 03/15/30	250	199,870
McCormick & Co., Inc., 4.95%, 04/15/33(a)	300	270,366
Mondelez International, Inc.
1.50%, 05/04/25	288	269,708
2.63%, 03/17/27	259	234,374
2.75%, 04/13/30	459	377,987
1.50%, 02/04/31	480	352,279
3.00%, 03/17/32	400	321,152
1.88%, 10/15/32	413	296,643
Pilgrim’s Pride Corp.
4.25%, 04/15/31	450	370,692
3.50%, 03/01/32	360	274,248
6.25%, 07/01/33(a)	550	505,448
Tyson Foods, Inc.
4.00%, 03/01/26	300	287,662
3.55%, 06/02/27(a)	829	763,035
4.35%, 03/01/29	500	459,578
Unilever Capital Corp.
4.88%, 09/08/28(a)	300	293,037
5.00%, 12/08/33	300	282,483

		16,935,313

Gas Utilities — 0.2%
Atmos Energy Corp., 5.90%, 11/15/33(a)	200	197,064
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	515	503,484
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	950	945,396
5.13%, 06/30/27	593	572,154
3.70%, 11/15/29	763	664,813
National Fuel Gas Co., 5.50%, 10/01/26	140	136,892
NiSource, Inc.
5.25%, 03/30/28	555	538,841
5.40%, 06/30/33	60	55,831
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33(a)	160	148,583
Southern California Gas Co., 5.20%, 06/01/33	220	203,257
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	300	285,551
Series 20-A, 1.75%, 01/15/31	413	304,858
Southwest Gas Corp., 4.05%, 03/15/32(a)	225	190,556

		4,747,280

Ground Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	350	338,808
3.65%, 09/01/25	620	600,444
7.00%, 12/15/25(a)	163	168,503
3.25%, 06/15/27(a)	1,450	1,347,894
Canadian National Railway Co.
2.95%, 11/21/24	229	222,184
2.75%, 03/01/26	463	434,802
6.90%, 07/15/28	250	264,221
3.85%, 08/05/32	400	346,245
5.85%, 11/01/33	80	79,715
Canadian Pacific Railway Co.
1.35%, 12/02/24	950	904,656
2.90%, 02/01/25	829	799,154

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Canadian Pacific Railway Co. (continued)
1.75%, 12/02/26	$613	$545,090
4.00%, 06/01/28	400	371,791
2.88%, 11/15/29	57	48,044
2.05%, 03/05/30	179	142,071
7.13%, 10/15/31	163	172,274
2.45%, 12/02/31	916	798,605
CSX Corp.
3.35%, 11/01/25	163	155,912
2.60%, 11/01/26	400	366,355
3.25%, 06/01/27	309	284,477
3.80%, 03/01/28	1,023	950,124
4.25%, 03/15/29	500	466,586
2.40%, 02/15/30	413	337,527
4.10%, 11/15/32	300	262,224
5.20%, 11/15/33	300	281,558
Kirby Corp., 4.20%, 03/01/28	250	230,290
Norfolk Southern Corp.
2.90%, 06/15/26	400	373,678
3.15%, 06/01/27(a)	727	666,791
2.55%, 11/01/29	107	88,786
5.05%, 08/01/30	440	415,975
3.00%, 03/15/32(a)	374	300,623
4.45%, 03/01/33(a)	500	443,604
Ryder System, Inc.
6.30%, 12/01/28	200	199,243
6.60%, 12/01/33	170	168,737
Union Pacific Corp.
3.75%, 07/15/25	400	388,293
3.25%, 08/15/25	163	156,669
4.75%, 02/21/26	500	492,821
2.75%, 03/01/26	829	777,253
2.15%, 02/05/27	103	92,470
3.95%, 09/10/28(a)	829	775,702
3.70%, 03/01/29	829	760,648
2.40%, 02/05/30	312	256,328
2.38%, 05/20/31	419	330,573
2.80%, 02/14/32	741	593,230
4.50%, 01/20/33(a)	500	452,669

		18,653,647

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
2.95%, 03/15/25(a)	400	386,839
3.75%, 11/30/26	1,174	1,123,391
1.15%, 01/30/28	438	370,982
1.40%, 06/30/30(a)	366	284,106
Baxter International, Inc.
1.32%, 11/29/24	600	570,192
2.60%, 08/15/26	603	550,037
1.92%, 02/01/27	502	440,232
2.27%, 12/01/28(a)	446	369,072
3.95%, 04/01/30	413	358,944
1.73%, 04/01/31	400	290,555
2.54%, 02/01/32(a)	600	449,959
Becton Dickinson & Co.
3.73%, 12/15/24	282	275,076
3.70%, 06/06/27	1,051	977,947
4.69%, 02/13/28	410	392,459
2.82%, 05/20/30	388	319,572
1.96%, 02/11/31(a)	390	296,854
4.30%, 08/22/32	190	166,882
Boston Scientific Corp., 2.65%, 06/01/30	829	681,859
Danaher Corp., 3.35%, 09/15/25	225	216,099

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	$450	$366,300
DH Europe Finance II SARL
2.20%, 11/15/24	829	798,967
2.60%, 11/15/29	366	309,769
Edwards Lifesciences Corp., 4.30%, 06/15/28(a)	400	374,786
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	260	258,753
5.60%, 11/15/25	620	616,601
5.65%, 11/15/27	1,000	989,744
5.86%, 03/15/30	500	488,388
5.91%, 11/22/32	1,100	1,064,781
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	619,174
4.50%, 03/30/33(a)	645	586,098
Revvity, Inc.
1.90%, 09/15/28	430	352,502
3.30%, 09/15/29	429	365,422
2.25%, 09/15/31	156	116,073
Smith & Nephew PLC, 2.03%, 10/14/30	560	421,283
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	264,360
Stryker Corp.
1.15%, 06/15/25	400	371,834
3.38%, 11/01/25	480	459,601
3.50%, 03/15/26	413	392,748
3.65%, 03/07/28	350	323,074
1.95%, 06/15/30	400	312,828
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	700	693,019
4.80%, 11/21/27(a)	125	122,560
1.75%, 10/15/28(a)	313	261,738
2.60%, 10/01/29	402	340,939
4.98%, 08/10/30	520	496,020
2.00%, 10/15/31	763	575,736
4.95%, 11/21/32	230	214,064
5.09%, 08/10/33	605	565,891
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	350	333,289
3.55%, 04/01/25	700	676,252
3.05%, 01/15/26	400	376,251
2.60%, 11/24/31	261	200,057

		23,229,959

Health Care Providers & Services — 2.0%
Adventist Health System, 5.43%, 03/01/32	500	473,439
Aetna, Inc., 3.50%, 11/15/24	239	232,975
Ascension Health, Series B, 2.53%, 11/15/29	97	81,645
Banner Health, 2.34%, 01/01/30	500	406,086
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	43,652
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	112,432
Cardinal Health, Inc.
3.50%, 11/15/24	163	158,764
3.75%, 09/15/25	413	396,262
3.41%, 06/15/27	829	759,519
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	100,203
Cencora, Inc.
3.45%, 12/15/27(a)	620	571,152
2.80%, 05/15/30	329	270,466
2.70%, 03/15/31	413	327,266
Centene Corp.
4.25%, 12/15/27	1,100	1,012,330
2.45%, 07/15/28	1,700	1,430,023
4.63%, 12/15/29	1,750	1,563,206

40	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Centene Corp. (continued)
3.38%, 02/15/30	$1,050	$868,192
3.00%, 10/15/30(a)	900	712,236
2.50%, 03/01/31	1,000	756,489
2.63%, 08/01/31	550	413,050
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	93,950
CommonSpirit Health
1.55%, 10/01/25	120	109,914
3.35%, 10/01/29	338	290,059
2.78%, 10/01/30	430	344,824
Elevance Health, Inc.
3.35%, 12/01/24	350	340,686
2.38%, 01/15/25	603	578,581
5.35%, 10/15/25	220	218,294
4.90%, 02/08/26	250	245,340
1.50%, 03/15/26	820	742,782
3.65%, 12/01/27	829	763,692
4.10%, 03/01/28	600	560,489
2.88%, 09/15/29	550	467,259
2.25%, 05/15/30	649	517,392
2.55%, 03/15/31	579	457,945
5.50%, 10/15/32	600	573,966
4.75%, 02/15/33	700	634,747
HCA, Inc.
5.38%, 02/01/25	1,500	1,484,083
5.25%, 04/15/25	829	817,341
5.88%, 02/15/26	550	545,161
5.25%, 06/15/26	829	809,401
5.38%, 09/01/26	400	391,214
4.50%, 02/15/27	400	378,321
3.13%, 03/15/27	942	850,041
5.20%, 06/01/28	245	233,268
5.63%, 09/01/28	550	532,101
5.88%, 02/01/29	600	581,291
4.13%, 06/15/29	1,170	1,038,459
3.50%, 09/01/30	1,650	1,365,612
2.38%, 07/15/31	829	616,395
3.63%, 03/15/32	775	622,532
5.50%, 06/01/33	500	456,159
Humana, Inc.
4.50%, 04/01/25	350	343,816
1.35%, 02/03/27	633	548,753
3.95%, 03/15/27	350	330,009
5.75%, 03/01/28	115	114,556
3.70%, 03/23/29	288	260,477
3.13%, 08/15/29(a)	413	358,111
2.15%, 02/03/32	384	283,605
5.88%, 03/01/33	500	484,773
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	629,178
McKesson Corp.
0.90%, 12/03/25	250	226,638
1.30%, 08/15/26	745	661,296
3.95%, 02/16/28	129	121,190
4.90%, 07/15/28	110	106,810
5.10%, 07/15/33	90	83,676
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	200	182,375
Providence St Joseph Health Obligated Group,
Series 19A, 2.53%, 10/01/29	743	610,239
Quest Diagnostics, Inc., 6.40%, 11/30/33	100	99,699
SSM Health Care Corp., 4.89%, 06/01/28	250	241,539

Security	Par (000)	Value

Health Care Providers & Services (continued)
Stanford Health Care, Series 2020, 3.31%, 08/15/30	$250	$214,628
Sutter Health
Series 20A, 2.29%, 08/15/30(a)	267	210,836
Series 20-A, 1.32%, 08/15/25	63	57,816
UnitedHealth Group, Inc.
3.75%, 07/15/25	829	807,324
5.15%, 10/15/25	500	498,074
1.25%, 01/15/26	136	124,124
3.10%, 03/15/26	413	391,999
1.15%, 05/15/26	824	743,934
3.45%, 01/15/27	413	388,562
3.38%, 04/15/27	829	774,174
3.70%, 05/15/27	400	376,858
2.95%, 10/15/27	350	318,504
5.25%, 02/15/28(a)	625	620,868
3.85%, 06/15/28	829	773,302
3.88%, 12/15/28	500	465,024
4.25%, 01/15/29(a)	590	554,675
4.00%, 05/15/29	350	323,845
2.88%, 08/15/29	416	360,846
5.30%, 02/15/30	800	785,311
2.00%, 05/15/30	736	584,839
2.30%, 05/15/31	948	745,938
4.20%, 05/15/32	950	842,289
5.35%, 02/15/33(a)	900	865,055
4.50%, 04/15/33	590	531,238
Universal Health Services, Inc.
1.65%, 09/01/26	745	657,092
2.65%, 10/15/30	350	267,563
2.65%, 01/15/32	195	143,156
UPMC, 5.04%, 05/15/33	614	569,556

		48,034,856

Health Care Technology — 0.2%
IQVIA, Inc., 5.70%, 05/15/28(d)	350	336,000
Laboratory Corp. of America Holdings
2.30%, 12/01/24	829	796,479
3.60%, 02/01/25	450	436,975
1.55%, 06/01/26	425	380,533
3.60%, 09/01/27	413	384,315
2.95%, 12/01/29	400	337,573
2.70%, 06/01/31	156	122,993
Quest Diagnostics, Inc.
3.50%, 03/30/25	305	294,272
3.45%, 06/01/26	250	235,721
4.20%, 06/30/29	163	149,935
2.95%, 06/30/30	350	287,396
2.80%, 06/30/31	329	260,425

		4,022,617

Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	130	106,468
3.70%, 01/15/31	300	235,957
Darden Restaurants, Inc.
3.85%, 05/01/27	250	231,858
6.30%, 10/10/33	250	242,831
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	329	320,905
5.38%, 04/15/26	450	431,281
Hyatt Hotels Corp.
5.38%, 04/23/25	500	493,568
4.38%, 09/15/28	229	209,641

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. (continued)
5.75%, 04/23/30(a)	$413	$391,548
Marriott International, Inc.
5.45%, 09/15/26	75	74,047
5.00%, 10/15/27(a)	210	202,857
5.55%, 10/15/28	250	243,624
4.90%, 04/15/29	490	459,579
Series EE, 5.75%, 05/01/25	502	500,439
Series FF, 4.63%, 06/15/30	829	747,955
Series GG, 3.50%, 10/15/32	400	317,560
Series HH, 2.85%, 04/15/31	550	432,211
Series R, 3.13%, 06/15/26	829	773,688
Series X, 4.00%, 04/15/28	829	761,772
McDonald’s Corp.
3.38%, 05/26/25	413	398,809
3.30%, 07/01/25	455	438,066
3.70%, 01/30/26	829	796,888
3.50%, 03/01/27	829	774,709
3.50%, 07/01/27	360	334,480
3.80%, 04/01/28	829	769,127
4.80%, 08/14/28	250	241,106
2.63%, 09/01/29	400	340,628
2.13%, 03/01/30	450	361,704
3.60%, 07/01/30	315	275,885
4.60%, 09/09/32(a)	400	367,065
4.95%, 08/14/33(a)	375	347,896
Sands China Ltd.
5.38%, 08/08/25	800	770,792
5.65%, 08/08/28	850	783,913
3.10%, 03/08/29	400	320,828
4.88%, 06/18/30	400	334,300
3.50%, 08/08/31	400	300,900
Starbucks Corp.
3.80%, 08/15/25	829	801,984
4.75%, 02/15/26	200	196,439
2.00%, 03/12/27	500	444,377
3.50%, 03/01/28	350	321,446
4.00%, 11/15/28	413	383,852
3.55%, 08/15/29	336	300,622
2.25%, 03/12/30	179	144,423
2.55%, 11/15/30	660	532,378
3.00%, 02/14/32	628	507,370
4.80%, 02/15/33(a)	300	274,748

		19,042,524

Household Durables — 0.2%
DR Horton, Inc.
2.60%, 10/15/25	350	328,247
1.30%, 10/15/26	241	211,350
1.40%, 10/15/27	179	150,880
Leggett & Platt, Inc.
3.80%, 11/15/24	130	127,475
3.50%, 11/15/27	250	224,889
4.40%, 03/15/29	179	162,272
Lennar Corp.
4.75%, 05/30/25	159	155,667
4.75%, 11/29/27	309	293,990
MDC Holdings, Inc., 2.50%, 01/15/31	130	95,168
Mohawk Industries, Inc., 5.85%, 09/18/28(a)	250	245,630
NVR, Inc., 3.00%, 05/15/30	350	287,262
PulteGroup, Inc.
5.50%, 03/01/26	250	246,927
5.00%, 01/15/27(a)	250	242,951

Security	Par (000)	Value

Household Durables (continued)
PulteGroup, Inc. (continued)
7.88%, 06/15/32	$200	$214,581
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	25,262
4.88%, 03/15/27	225	214,352
4.35%, 02/15/28	225	206,648
3.80%, 11/01/29	225	193,817
Whirlpool Corp.
4.75%, 02/26/29(a)	250	233,399
2.40%, 05/15/31	159	121,479
4.70%, 05/14/32(a)	130	114,759
5.50%, 03/01/33	150	136,931

		4,233,936

Household Products — 0.0%
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	229,550
2.30%, 12/15/31	129	99,916
5.60%, 11/15/32	50	48,923

		378,389

Industrial Conglomerates — 0.0%
General Electric Co., Series A, 6.75%, 03/15/32	750	794,641
Pentair Finance SARL, 5.90%, 07/15/32(a)	400	380,310

		1,174,951

Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31	300	214,537

Insurance — 1.9%
Aegon NV, (6-mo. LIBOR US + 3.54%), 5.50%, 04/11/48(b)	300	271,124
Aflac, Inc.
1.13%, 03/15/26	129	115,827
2.88%, 10/15/26	620	573,239
3.60%, 04/01/30	450	391,995
Alleghany Corp., 3.63%, 05/15/30	579	508,426
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	350	335,766
Allstate Corp.
0.75%, 12/15/25	350	315,413
3.28%, 12/15/26	620	576,530
1.45%, 12/15/30	193	140,267
5.25%, 03/30/33(a)	600	554,080
American Equity Investment Life Holding Co.,
5.00%, 06/15/27	200	185,380
American International Group, Inc.
2.50%, 06/30/25	553	521,902
3.90%, 04/01/26	287	273,444
4.20%, 04/01/28	500	463,734
5.13%, 03/27/33	590	536,521
Aon Corp.
4.50%, 12/15/28	129	120,772
3.75%, 05/02/29	279	249,443
2.80%, 05/15/30	393	320,691
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	406,955
2.05%, 08/23/31	413	305,735
2.60%, 12/02/31	286	219,060
5.00%, 09/12/32	200	181,389
5.35%, 02/28/33(a)	400	372,797
Aon Global Ltd., 3.88%, 12/15/25	496	475,104
Arch Capital Finance LLC, 4.01%, 12/15/26	179	168,779
Arthur J Gallagher & Co.
2.40%, 11/09/31	413	311,112

42	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arthur J Gallagher & Co. (continued)
5.50%, 03/02/33(a)	$35	$32,602
6.50%, 02/15/34	75	74,439
Assurant, Inc.
3.70%, 02/22/30	150	124,316
2.65%, 01/15/32	143	103,033
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	250	202,276
Athene Holding Ltd.
4.13%, 01/12/28(a)	400	361,865
6.15%, 04/03/30(a)	659	640,589
6.65%, 02/01/33	200	192,735
AXA SA, 8.60%, 12/15/30	500	573,662
AXIS Specialty Finance PLC, 4.00%, 12/06/27(a)	200	183,469
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	637	580,868
1.85%, 03/12/30	413	331,249
1.45%, 10/15/30	745	570,169
2.88%, 03/15/32	500	407,589
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,160	1,106,233
Brighthouse Financial, Inc.(a)
3.70%, 06/22/27	400	360,761
5.63%, 05/15/30	229	209,848
Brown & Brown, Inc.
2.38%, 03/15/31(a)	829	621,790
4.20%, 03/17/32	156	130,762
Chubb INA Holdings, Inc.
3.15%, 03/15/25	829	799,986
3.35%, 05/03/26	657	622,203
1.38%, 09/15/30(a)	354	265,455
CNA Financial Corp.
4.50%, 03/01/26	288	278,537
3.90%, 05/01/29	413	369,469
5.50%, 06/15/33	400	366,998
CNO Financial Group, Inc.
5.25%, 05/30/25	250	244,142
5.25%, 05/30/29	300	276,826
Corebridge Financial, Inc.
3.50%, 04/04/25	425	408,618
3.65%, 04/05/27	475	435,011
3.85%, 04/05/29	925	817,489
3.90%, 04/05/32	825	674,867
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	350	323,352
Enstar Group Ltd., 3.10%, 09/01/31	591	436,903
Equitable Holdings, Inc.
4.35%, 04/20/28	829	758,825
5.59%, 01/11/33	350	322,276
F&G Annuities & Life, Inc., 7.40%, 01/13/28	100	98,790
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	283,102
4.63%, 04/29/30	229	203,275
3.38%, 03/03/31(a)	300	241,545
5.63%, 08/16/32	300	277,180
Fidelity National Financial, Inc.
3.40%, 06/15/30	413	339,996
2.45%, 03/15/31	500	375,127
First American Financial Corp.
4.60%, 11/15/24	130	128,134
4.00%, 05/15/30	430	358,636
2.40%, 08/15/31	142	102,568
Globe Life, Inc.
4.55%, 09/15/28	350	327,936
2.15%, 08/15/30	129	98,465

Security	Par (000)	Value

Insurance (continued)
Globe Life, Inc. (continued)
4.80%, 06/15/32	$160	$143,489
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	476,535
2.50%, 09/01/30	413	310,196
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	349,409
Jackson Financial, Inc.(a)
5.17%, 06/08/27	200	190,750
3.13%, 11/23/31	179	133,596
5.67%, 06/08/32	200	183,955
Kemper Corp., 3.80%, 02/23/32	226	171,755
Lincoln National Corp., 3.80%, 03/01/28(a)	1,243	1,107,865
Loews Corp.
3.75%, 04/01/26	413	394,996
3.20%, 05/15/30	541	459,525
Manulife Financial Corp.
4.15%, 03/04/26	413	397,324
2.48%, 05/19/27	179	159,646
3.70%, 03/16/32(a)	373	317,928
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	413	372,718
Markel Group, Inc., 3.35%, 09/17/29	393	341,793
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25	413	400,331
3.75%, 03/14/26	829	793,222
4.38%, 03/15/29	829	775,531
2.25%, 11/15/30	286	224,963
2.38%, 12/15/31	250	191,324
5.75%, 11/01/32(a)	100	97,499
5.88%, 08/01/33	300	295,222
5.40%, 09/15/33	300	285,147
MetLife, Inc.
3.00%, 03/01/25	167	160,655
4.55%, 03/23/30(a)	829	770,847
6.50%, 12/15/32(a)	400	409,158
5.38%, 07/15/33	300	280,534
Old Republic International Corp., 3.88%, 08/26/26	250	235,391
PartnerRe Finance B LLC, 3.70%, 07/02/29	600	530,496
Primerica, Inc., 2.80%, 11/19/31	136	104,865
Principal Financial Group, Inc.
3.40%, 05/15/25	163	156,505
3.10%, 11/15/26	129	118,941
3.70%, 05/15/29	189	167,924
2.13%, 06/15/30	229	177,863
5.38%, 03/15/33(a)	200	186,892
Progressive Corp.
2.45%, 01/15/27	413	374,331
2.50%, 03/15/27	194	175,147
4.00%, 03/01/29	225	209,152
3.20%, 03/26/30	350	298,228
3.00%, 03/15/32(a)	190	154,438
6.25%, 12/01/32	400	404,186
4.95%, 06/15/33	160	147,549
Prudential Financial, Inc.
1.50%, 03/10/26	179	161,779
3.88%, 03/27/28	577	535,594
(3-mo. LIBOR US + 2.38%), 4.50%, 09/15/47(b)	450	394,386
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)	829	742,773
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	300	282,537
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	329	259,207
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	393	334,145
(5-year CMT + 3.23%), 6.00%, 09/01/52(b)	500	447,282

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/30	$529	$441,313
3.63%, 03/24/32(a)	413	340,713
Reinsurance Group of America, Inc.
3.90%, 05/15/29	393	346,731
3.15%, 06/15/30	350	283,801
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	261,565
5.75%, 06/05/33	340	312,788
Stewart Information Services Corp., 3.60%, 11/15/31	180	128,137
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	259,928
Trinity Acquisition PLC, 4.40%, 03/15/26	413	396,154
Unum Group, 4.00%, 06/15/29	129	114,930
Willis North America, Inc.
4.65%, 06/15/27	339	322,645
4.50%, 09/15/28(a)	193	179,405
2.95%, 09/15/29	450	377,293
5.35%, 05/15/33	460	419,224

		46,919,602

Interactive Media & Services — 0.7%
Alphabet, Inc.
0.45%, 08/15/25	663	610,468
2.00%, 08/15/26	1,323	1,216,330
0.80%, 08/15/27	447	382,710
1.10%, 08/15/30	1,488	1,140,512
Baidu, Inc.
3.08%, 04/07/25(a)	560	537,718
4.13%, 06/30/25	478	463,646
1.72%, 04/09/26	350	316,925
3.63%, 07/06/27	400	369,260
4.38%, 03/29/28(a)	350	327,985
2.38%, 08/23/31	350	264,541
eBay, Inc.
1.90%, 03/11/25	829	785,549
1.40%, 05/10/26	325	291,143
3.60%, 06/05/27	829	765,914
2.70%, 03/11/30	829	673,199
2.60%, 05/10/31	254	198,120
JD.com, Inc., 3.38%, 01/14/30(a)	478	403,819
Meta Platforms, Inc.
3.50%, 08/15/27	1,500	1,410,254
4.60%, 05/15/28	940	911,177
4.80%, 05/15/30	340	327,842
3.85%, 08/15/32	1,590	1,381,915
4.95%, 05/15/33	1,040	974,930
Netflix, Inc.
5.88%, 02/15/25	550	549,913
4.38%, 11/15/26	700	673,298
4.88%, 04/15/28	750	722,577
5.88%, 11/15/28	1,500	1,500,561
6.38%, 05/15/29(a)	500	513,544
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	186,739
Weibo Corp., 3.38%, 07/08/30(a)	300	231,033

		18,131,622

Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.65%, 03/15/25	350	340,835
3.60%, 06/01/26	343	326,646
3.55%, 03/15/28	350	323,656

Security	Par (000)	Value

Internet Software & Services (continued)
Booking Holdings, Inc. (continued)
4.63%, 04/13/30	$829	$772,362
Expedia Group, Inc.
5.00%, 02/15/26	413	403,692
4.63%, 08/01/27	500	473,234
3.80%, 02/15/28	620	561,155
3.25%, 02/15/30	683	565,600
2.95%, 03/15/31	252	197,955
VeriSign, Inc.
5.25%, 04/01/25	179	176,875
4.75%, 07/15/27	179	170,616
2.70%, 06/15/31	244	188,432

		4,501,058

IT Services — 1.0%
Amdocs Ltd., 2.54%, 06/15/30	400	314,787
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	330	313,641
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	188,030
2.90%, 12/01/29	413	343,479
2.60%, 05/01/31	381	295,559
CGI, Inc.
1.45%, 09/14/26	413	364,227
2.30%, 09/14/31(a)	213	156,646
DXC Technology Co.
1.80%, 09/15/26	496	434,723
2.38%, 09/15/28(a)	329	265,929
Fidelity National Information Services, Inc.
4.50%, 07/15/25	300	292,968
1.15%, 03/01/26	492	440,758
4.70%, 07/15/27	85	81,358
1.65%, 03/01/28(a)	562	470,509
3.75%, 05/21/29(a)	400	359,475
2.25%, 03/01/31(a)	484	368,865
5.10%, 07/15/32(a)	280	258,342
Fiserv, Inc.
3.85%, 06/01/25	350	339,202
3.20%, 07/01/26	1,250	1,167,830
2.25%, 06/01/27	393	347,272
5.45%, 03/02/28	400	392,101
4.20%, 10/01/28	829	765,168
3.50%, 07/01/29	1,864	1,635,117
2.65%, 06/01/30	291	234,504
5.60%, 03/02/33(a)	250	235,246
5.63%, 08/21/33	750	703,492
Genpact Luxembourg SARL, 3.38%, 12/01/24	129	124,356
International Business Machines Corp.
4.00%, 07/27/25	450	438,024
7.00%, 10/30/25	350	360,147
4.50%, 02/06/26	300	292,725
3.45%, 02/19/26	700	667,022
3.30%, 05/15/26	1,593	1,506,610
3.30%, 01/27/27	655	608,920
2.20%, 02/09/27	400	358,580
1.70%, 05/15/27	881	769,064
4.15%, 07/27/27	1,000	947,645
6.22%, 08/01/27	250	256,438
4.50%, 02/06/28	300	286,997
3.50%, 05/15/29	1,619	1,442,819
1.95%, 05/15/30	459	362,021
2.72%, 02/09/32(a)	250	199,037
4.40%, 07/27/32(a)	350	313,963

44	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp. (continued)
5.88%, 11/29/32(a)	$163	$163,922
4.75%, 02/06/33	300	275,331
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	261,465
2.70%, 10/15/28(a)	200	161,714
3.15%, 10/15/31(a)	260	189,507
Leidos, Inc.
3.63%, 05/15/25	200	191,676
4.38%, 05/15/30	500	439,617
2.30%, 02/15/31	620	466,298
5.75%, 03/15/33	350	325,302
Verisk Analytics, Inc.
4.00%, 06/15/25	563	545,394
5.75%, 04/01/33	285	273,131

		22,996,953

Leisure Products — 0.0%
Hasbro, Inc.
3.00%, 11/19/24	413	399,772
3.55%, 11/19/26	225	207,398
3.50%, 09/15/27	163	148,465
3.90%, 11/19/29	225	193,319

		948,954

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
2.75%, 09/15/29	534	450,479
2.30%, 03/12/31	572	443,148

		893,627

Machinery — 1.2%
Brunswick Corp.
2.40%, 08/18/31	194	136,782
4.40%, 09/15/32	329	258,796
Caterpillar Financial Services Corp.
2.15%, 11/08/24	374	361,105
4.90%, 01/17/25	500	497,014
3.40%, 05/13/25	1,300	1,259,287
5.15%, 08/11/25	400	397,680
3.65%, 08/12/25	400	387,463
0.80%, 11/13/25	829	754,954
4.80%, 01/06/26	200	197,289
4.35%, 05/15/26	500	487,943
1.15%, 09/14/26	745	661,943
1.70%, 01/08/27(a)	413	368,722
3.60%, 08/12/27(a)	400	375,401
1.10%, 09/14/27	400	341,043
Caterpillar, Inc.
2.60%, 04/09/30	413	346,777
1.90%, 03/12/31(a)	753	593,555
CNH Industrial Capital LLC
3.95%, 05/23/25	201	194,779
5.45%, 10/14/25	200	198,467
1.88%, 01/15/26(a)	179	164,273
1.45%, 07/15/26	142	126,640
4.55%, 04/10/28	200	187,952
5.50%, 01/12/29	200	193,858
CNH Industrial NV, 3.85%, 11/15/27(a)	350	322,550
Deere & Co.
2.75%, 04/15/25	829	797,537
3.10%, 04/15/30	413	356,397
Dover Corp.
3.15%, 11/15/25	163	154,762

Security	Par (000)	Value

Machinery (continued)
Dover Corp. (continued)
2.95%, 11/04/29(a)	$110	$94,097
Flowserve Corp.
3.50%, 10/01/30	200	160,873
2.80%, 01/15/32	130	95,797
Fortive Corp., 3.15%, 06/15/26	413	384,900
IDEX Corp.
3.00%, 05/01/30(a)	400	330,732
2.63%, 06/15/31	123	95,985
Ingersoll Rand, Inc.
5.40%, 08/14/28	50	48,719
5.70%, 08/14/33	590	557,474
John Deere Capital Corp.
2.05%, 01/09/25	179	171,942
1.25%, 01/10/25(a)	413	393,121
3.45%, 03/13/25	500	486,732
3.40%, 06/06/25	635	615,006
4.95%, 06/06/25	150	148,987
4.05%, 09/08/25	85	83,035
5.30%, 09/08/25	175	174,710
3.40%, 09/11/25	500	482,247
4.80%, 01/09/26	650	641,410
0.70%, 01/15/26	745	671,815
4.75%, 06/08/26	260	256,123
1.05%, 06/17/26	209	186,855
5.15%, 09/08/26(a)	115	114,456
2.25%, 09/14/26	413	381,060
1.30%, 10/13/26	425	379,584
1.70%, 01/11/27	193	171,635
4.15%, 09/15/27(a)	950	908,977
3.05%, 01/06/28	225	205,446
4.75%, 01/20/28	600	582,705
4.90%, 03/03/28(a)	450	440,312
1.50%, 03/06/28	163	137,866
4.95%, 07/14/28	845	824,235
3.35%, 04/18/29	279	251,278
2.80%, 07/18/29	520	449,830
2.45%, 01/09/30	225	187,604
4.70%, 06/10/30	260	244,760
1.45%, 01/15/31	745	558,689
2.00%, 06/17/31	209	160,705
4.35%, 09/15/32(a)	450	406,421
5.15%, 09/08/33	70	66,569
Series FXD, 5.05%, 03/03/26	300	298,121
Kennametal, Inc., 2.80%, 03/01/31(a)	100	76,747
Nordson Corp., 5.80%, 09/15/33	125	118,989
NORDSON Corp. SR UNSECURED 09/28 5.6,
5.60%, 09/15/28	85	83,432
nVent Finance SARL
2.75%, 11/15/31(a)	120	89,310
5.65%, 05/15/33	400	363,138
Otis Worldwide Corp.
2.06%, 04/05/25	775	734,430
5.25%, 08/16/28	150	145,908
2.57%, 02/15/30	829	674,503
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	750	749,201
4.25%, 11/15/28	179	165,416
2.30%, 03/15/30	329	258,498
(5-year CMT + 2.66%), 4.00%, 03/15/60(b)	496	407,144
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	413	393,071

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp. (continued)
3.45%, 11/15/26	$400	$371,053
4.70%, 09/15/28	813	758,039
Xylem, Inc.
3.25%, 11/01/26	300	279,132
1.95%, 01/30/28(a)	350	298,851
2.25%, 01/30/31	350	270,510

		29,211,154

Media — 2.0%
Bell Telephone Co. of Canada or Bell Canada(a)
5.10%, 05/11/33	300	273,148
Series US-5, 2.15%, 02/15/32	413	307,901
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	3,000	2,933,336
3.75%, 02/15/28	413	368,755
4.20%, 03/15/28	500	455,044
2.25%, 01/15/29	849	687,482
5.05%, 03/30/29(a)	829	766,840
2.80%, 04/01/31	659	503,960
2.30%, 02/01/32	393	280,769
4.40%, 04/01/33(a)	550	455,067
Comcast Corp.
3.38%, 08/15/25	623	599,664
3.95%, 10/15/25	2,036	1,974,445
5.25%, 11/07/25	835	830,569
3.15%, 03/01/26	1,450	1,375,755
2.35%, 01/15/27	702	634,583
3.30%, 02/01/27	829	771,034
3.30%, 04/01/27	309	286,345
5.35%, 11/15/27	175	173,746
3.15%, 02/15/28	1,036	938,644
3.55%, 05/01/28	829	759,844
4.15%, 10/15/28	2,691	2,513,824
4.55%, 01/15/29	440	417,663
2.65%, 02/01/30	782	648,966
3.40%, 04/01/30	648	560,984
4.25%, 10/15/30	479	433,298
1.95%, 01/15/31(a)	699	536,163
1.50%, 02/15/31	714	528,368
5.50%, 11/15/32	650	626,114
4.25%, 01/15/33	1,150	1,005,849
4.65%, 02/15/33(a)	390	352,929
7.05%, 03/15/33	500	531,616
4.80%, 05/15/33	440	401,314
Discovery Communications LLC
3.90%, 11/15/24	163	158,591
3.45%, 03/15/25	79	75,984
3.95%, 06/15/25	500	481,742
4.90%, 03/11/26	272	265,025
3.95%, 03/20/28	862	778,528
4.13%, 05/15/29	300	264,082
3.63%, 05/15/30	400	333,139
FactSet Research Systems, Inc.
2.90%, 03/01/27(a)	140	126,458
3.45%, 03/01/32	130	105,139
Fox Corp.
3.05%, 04/07/25	300	287,982
4.71%, 01/25/29	829	774,724
3.50%, 04/08/30	350	296,802
6.50%, 10/13/33	250	244,166

Security	Par (000)	Value

Media (continued)
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	$829	$755,993
2.40%, 03/01/31	185	142,455
5.38%, 06/15/33	138	126,852
Paramount Global
4.75%, 05/15/25	250	244,241
4.00%, 01/15/26(a)	293	278,114
2.90%, 01/15/27	400	351,283
3.38%, 02/15/28	413	353,423
3.70%, 06/01/28	413	355,990
4.20%, 06/01/29	250	211,625
7.88%, 07/30/30	350	344,626
4.95%, 01/15/31(a)	829	692,311
4.20%, 05/19/32(a)	400	308,836
TCI Communications, Inc., 7.88%, 02/15/26	163	170,144
TELUS Corp.
2.80%, 02/16/27	400	362,648
3.70%, 09/15/27	400	370,894
3.40%, 05/13/32	360	285,069
Thomson Reuters Corp., 3.35%, 05/15/26	66	61,980
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	500	521,651
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	107	102,437
3.00%, 02/13/26(a)	580	547,719
1.85%, 07/30/26	829	754,297
2.95%, 06/15/27	620	572,211
Series B, 7.00%, 03/01/32	250	266,736
Walt Disney Co.
3.35%, 03/24/25	1,077	1,043,266
3.70%, 10/15/25	686	663,099
1.75%, 01/13/26	496	458,025
3.38%, 11/15/26	143	134,317
3.70%, 03/23/27	250	236,808
2.20%, 01/13/28(a)	829	730,168
2.00%, 09/01/29	863	708,094
3.80%, 03/22/30	829	739,165
2.65%, 01/13/31	1,256	1,019,499
Warnermedia Holdings, Inc.
3.64%, 03/15/25	613	592,464
3.79%, 03/15/25	600	580,195
6.41%, 03/15/26	600	598,774
3.76%, 03/15/27	1,901	1,750,061
4.05%, 03/15/29	802	709,665
4.28%, 03/15/32(a)	2,622	2,173,940

		48,445,456

Metals & Mining — 0.7%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	370,181
3.75%, 10/01/30	478	374,632
ArcelorMittal SA
4.55%, 03/11/26	163	158,748
6.55%, 11/29/27(a)	500	502,356
4.25%, 07/16/29	225	202,633
6.80%, 11/29/32	400	383,128
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	550	541,420
5.25%, 09/08/26(a)	600	594,845
4.75%, 02/28/28	550	530,986
5.10%, 09/08/28	600	584,918
5.25%, 09/08/30	600	577,133
4.90%, 02/28/33	465	430,044

46	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.25%, 09/08/33	$600	$563,946
Freeport-McMoRan, Inc.
4.55%, 11/14/24	413	404,176
5.00%, 09/01/27	329	311,066
4.13%, 03/01/28	413	375,351
4.38%, 08/01/28	329	298,123
5.25%, 09/01/29(a)	329	309,479
4.25%, 03/01/30(a)	329	285,143
4.63%, 08/01/30	140	123,352
Kinross Gold Corp., 6.25%, 07/15/33	350	333,424
Newmont Corp.
2.80%, 10/01/29(a)	245	205,506
2.25%, 10/01/30	413	322,744
2.60%, 07/15/32	550	420,810
Nucor Corp.
3.95%, 05/23/25	355	343,988
2.00%, 06/01/25	250	235,277
4.30%, 05/23/27	366	349,364
3.95%, 05/01/28	179	166,541
2.70%, 06/01/30(a)	179	147,856
3.13%, 04/01/32(a)	209	168,847
Precision Castparts Corp., 3.25%, 06/15/25	350	337,872
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	350	267,925
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	878,447
Rio Tinto Finance USA PLC, 5.00%, 03/09/33(a)	270	253,032
Southern Copper Corp., 3.88%, 04/23/25	620	595,975
Steel Dynamics, Inc.
2.40%, 06/15/25	300	282,514
5.00%, 12/15/26	161	155,449
1.65%, 10/15/27	413	348,876
3.45%, 04/15/30	350	296,057
3.25%, 01/15/31	213	176,110
Teck Resources Ltd., 3.90%, 07/15/30(a)	350	297,667
Timken Co.
4.50%, 12/15/28	413	381,060
4.13%, 04/01/32	225	187,849
Vale Overseas Ltd.
3.75%, 07/08/30(a)	829	700,256
6.13%, 06/12/33	750	705,375
Yamana Gold, Inc., 2.63%, 08/15/31	250	189,436

		16,669,917

Multi-Utilities — 0.3%
Atmos Energy Corp.
3.00%, 06/15/27	350	320,911
2.63%, 09/15/29	136	116,094
1.50%, 01/15/31	179	132,208
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	159	119,721
4.40%, 07/01/32	200	175,452
5.40%, 03/01/33(a)	400	373,493
CenterPoint Energy, Inc., 5.25%, 08/10/26	150	147,717
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24(a)	108	105,028
Series A, 2.50%, 11/15/24	408	393,353
National Fuel Gas Co.
5.20%, 07/15/25	400	393,044
5.50%, 01/15/26	350	343,280
2.95%, 03/01/31(a)	413	313,948
NiSource, Inc.
0.95%, 08/15/25	721	658,753
3.49%, 05/15/27	829	762,779

Security	Par (000)	Value

Multi-Utilities (continued)
NiSource, Inc. (continued)
2.95%, 09/01/29	$529	$450,196
3.60%, 05/01/30	450	385,178
1.70%, 02/15/31	366	268,061
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	413	318,161
Public Service Enterprise Group, Inc.
5.88%, 10/15/28(a)	250	247,406
6.13%, 10/15/33	250	243,980
Sempra, 5.40%, 08/01/26(a)	225	221,812
Southern California Gas Co.
2.95%, 04/15/27	530	483,121
Series TT, 2.60%, 06/15/26	186	172,146
Series XX, 2.55%, 02/01/30	229	186,353
Southwest Gas Corp.
5.80%, 12/01/27	300	297,072
5.45%, 03/23/28	65	63,468
2.20%, 06/15/30	129	99,924
WEC Energy Group, Inc., 5.60%, 09/12/26	175	173,945

		7,966,604

Offshore Drilling & Other Services — 0.2%
Applied Materials, Inc.
3.90%, 10/01/25	503	488,675
3.30%, 04/01/27(a)	829	772,920
1.75%, 06/01/30	213	167,227
KLA Corp.
4.65%, 11/01/24	467	461,778
4.10%, 03/15/29	413	384,860
4.65%, 07/15/32	640	593,246
Lam Research Corp.
3.80%, 03/15/25	150	146,274
3.75%, 03/15/26	450	431,915
4.00%, 03/15/29	650	603,354
1.90%, 06/15/30	679	534,287

		4,584,536

Oil, Gas & Consumable Fuels — 5.0%
Apache Corp., 4.25%, 01/15/30(a)	350	304,748
Boardwalk Pipelines LP
4.95%, 12/15/24	350	344,507
5.95%, 06/01/26	400	396,235
4.45%, 07/15/27	189	177,181
4.80%, 05/03/29	413	380,151
3.40%, 02/15/31	350	285,625
3.60%, 09/01/32	200	158,530
BP Capital Markets America, Inc.
3.80%, 09/21/25	829	805,144
3.41%, 02/11/26	409	389,910
3.12%, 05/04/26	288	271,864
3.02%, 01/16/27	373	344,523
3.54%, 04/06/27	179	167,701
3.94%, 09/21/28	413	383,405
4.23%, 11/06/28	829	778,409
3.63%, 04/06/30	829	732,280
1.75%, 08/10/30	425	329,202
2.72%, 01/12/32	1,263	1,003,055
4.81%, 02/13/33	1,450	1,324,852
4.89%, 09/11/33	280	256,300
BP Capital Markets PLC
3.28%, 09/19/27	413	380,905
3.72%, 11/28/28	829	759,288
Burlington Resources LLC
7.20%, 08/15/31	250	268,150

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Burlington Resources LLC (continued)
7.40%, 12/01/31	$320	$348,909
Canadian Natural Resources Ltd.
3.90%, 02/01/25	163	158,450
2.05%, 07/15/25	400	373,547
3.85%, 06/01/27	613	568,264
2.95%, 07/15/30(a)	413	336,776
7.20%, 01/15/32	350	360,857
Cenovus Energy, Inc., 2.65%, 01/15/32	136	102,785
Cheniere Energy Partners LP
4.50%, 10/01/29	600	537,209
4.00%, 03/01/31	1,000	837,366
3.25%, 01/31/32	500	387,719
5.95%, 06/30/33(d)	930	869,717
Cheniere Energy, Inc., 4.63%, 10/15/28	600	548,217
Chevron Corp.
1.55%, 05/11/25	1,204	1,135,880
3.33%, 11/17/25	413	396,620
2.95%, 05/16/26	1,036	979,540
2.00%, 05/11/27(a)	430	384,040
2.24%, 05/11/30	787	644,370
Chevron USA, Inc.
3.90%, 11/15/24	350	343,883
0.69%, 08/12/25	628	578,842
1.02%, 08/12/27	541	463,262
3.85%, 01/15/28	243	230,035
3.25%, 10/15/29	350	310,961
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,248,594
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	176	195,884
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	563	549,299
Conoco Funding Co., 7.25%, 10/15/31	350	376,566
ConocoPhillips, 5.90%, 10/15/32	250	251,738
ConocoPhillips Co.
2.40%, 03/07/25	61	58,372
6.95%, 04/15/29	450	480,093
5.05%, 09/15/33	340	316,808
Continental Resources, Inc., 4.38%, 01/15/28	579	533,453
Coterra Energy, Inc.
3.90%, 05/15/27(a)	400	372,953
4.38%, 03/15/29	179	163,761
DCP Midstream Operating LP
5.38%, 07/15/25	330	326,036
5.63%, 07/15/27	200	196,340
5.13%, 05/15/29	250	236,051
8.13%, 08/16/30	300	327,147
3.25%, 02/15/32	160	125,818
Devon Energy Corp.
5.85%, 12/15/25	163	161,918
5.25%, 10/15/27	200	193,750
5.88%, 06/15/28	538	528,645
4.50%, 01/15/30	538	478,434
7.88%, 09/30/31	450	481,252
Diamondback Energy, Inc.
3.25%, 12/01/26	500	466,040
3.50%, 12/01/29(a)	829	725,215
3.13%, 03/24/31	470	384,799
6.25%, 03/15/33	720	710,661
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	150,211
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	192,507

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
2.50%, 01/15/25	$163	$156,322
2.50%, 02/14/25	59	56,428
5.97%, 03/08/26	450	446,865
1.60%, 10/04/26	381	338,256
4.25%, 12/01/26	829	787,693
3.70%, 07/15/27	829	765,323
3.13%, 11/15/29	320	270,872
5.70%, 03/08/33	1,090	1,019,187
2.50%, 08/01/33	500	360,729
Energy Transfer LP
4.05%, 03/15/25	829	805,838
2.90%, 05/15/25	457	435,337
4.75%, 01/15/26	829	804,423
3.90%, 07/15/26	350	330,700
6.05%, 12/01/26	375	374,234
4.40%, 03/15/27	500	470,938
4.20%, 04/15/27	829	776,363
5.50%, 06/01/27(a)	650	633,963
4.00%, 10/01/27	300	276,212
5.55%, 02/15/28	290	281,532
4.95%, 05/15/28	829	783,887
4.95%, 06/15/28	393	371,451
6.10%, 12/01/28	90	88,880
5.25%, 04/15/29	593	562,799
3.75%, 05/15/30	1,029	879,464
6.40%, 12/01/30	185	182,999
5.75%, 02/15/33	600	562,469
6.55%, 12/01/33	130	128,285
Enterprise Products Operating LLC
3.75%, 02/15/25	684	665,894
5.05%, 01/10/26	350	345,851
3.70%, 02/15/26	376	359,530
3.95%, 02/15/27	209	197,760
4.15%, 10/16/28	829	770,479
3.13%, 07/31/29	600	520,848
2.80%, 01/31/30	711	593,911
5.35%, 01/31/33	600	571,891
Series D, 6.88%, 03/01/33	400	421,458
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	620	532,098
EOG Resources, Inc.
4.15%, 01/15/26	450	435,928
4.38%, 04/15/30(a)	829	767,649
EQT Corp.
6.13%, 02/01/25	298	297,085
3.90%, 10/01/27(a)	660	607,259
5.70%, 04/01/28	55	53,504
5.00%, 01/15/29	130	121,223
7.00%, 02/01/30	371	375,905
Equinor ASA
3.25%, 11/10/24	413	402,796
2.88%, 04/06/25	409	394,391
3.63%, 09/10/28	600	555,918
3.13%, 04/06/30(a)	829	722,648
2.38%, 05/22/30	829	681,299
Exxon Mobil Corp.
2.71%, 03/06/25	1,036	999,303
2.99%, 03/19/25	1,409	1,362,923
3.04%, 03/01/26	1,412	1,341,763
2.28%, 08/16/26(a)	413	381,567
3.29%, 03/19/27	660	620,042

48	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. (continued)
2.44%, 08/16/29	$663	$566,199
3.48%, 03/19/30	911	807,463
2.61%, 10/15/30	1,010	838,275
Helmerich & Payne, Inc., 2.90%, 09/29/31	350	268,834
Hess Corp.
4.30%, 04/01/27	393	376,047
7.88%, 10/01/29	350	384,433
7.30%, 08/15/31	250	269,841
7.13%, 03/15/33(a)	450	484,322
HF Sinclair Corp., 5.88%, 04/01/26	413	407,267
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	300	308,135
Kinder Morgan, Inc.
4.30%, 06/01/25	739	719,282
1.75%, 11/15/26(a)	215	190,531
4.30%, 03/01/28	493	459,770
2.00%, 02/15/31	745	556,706
7.80%, 08/01/31	350	370,166
7.75%, 01/15/32	829	879,859
4.80%, 02/01/33	200	174,892
5.20%, 06/01/33	950	856,152
Magellan Midstream Partners LP
5.00%, 03/01/26	350	341,467
3.25%, 06/01/30(a)	225	186,780
Marathon Oil Corp.
4.40%, 07/15/27	829	776,829
6.80%, 03/15/32	229	230,421
Marathon Petroleum Corp.
4.70%, 05/01/25	829	811,725
5.13%, 12/15/26	350	342,590
3.80%, 04/01/28	179	163,312
MPLX LP
4.88%, 12/01/24	763	752,700
4.88%, 06/01/25	763	747,984
1.75%, 03/01/26	600	544,382
4.13%, 03/01/27	829	778,541
4.25%, 12/01/27	309	287,436
4.00%, 03/15/28	829	759,458
4.80%, 02/15/29	500	467,691
2.65%, 08/15/30	727	574,329
4.95%, 09/01/32	500	443,878
5.00%, 03/01/33	705	624,300
Occidental Petroleum Corp.
5.55%, 03/15/26	1,200	1,183,884
6.38%, 09/01/28(a)	200	201,272
8.88%, 07/15/30	1,000	1,110,460
6.63%, 09/01/30	750	752,292
6.13%, 01/01/31	500	488,980
7.50%, 05/01/31	500	524,295
ONEOK Partners LP, 4.90%, 03/15/25	163	160,101
ONEOK, Inc.
5.85%, 01/15/26	229	228,773
5.55%, 11/01/26	500	493,961
4.00%, 07/13/27	250	232,399
4.55%, 07/15/28	413	385,033
5.65%, 11/01/28	500	487,901
4.35%, 03/15/29	829	753,283
3.40%, 09/01/29	229	195,947
3.10%, 03/15/30	400	329,984
5.80%, 11/01/30	425	409,078
6.35%, 01/15/31	229	225,884
6.10%, 11/15/32	300	289,094

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
6.05%, 09/01/33	$500	$479,179
Ovintiv Exploration, Inc., 5.38%, 01/01/26(a)	251	246,668
Ovintiv, Inc.
5.65%, 05/15/25	300	298,358
5.65%, 05/15/28	300	291,268
8.13%, 09/15/30	130	138,870
7.20%, 11/01/31	145	146,215
7.38%, 11/01/31	413	423,534
6.25%, 07/15/33	220	209,127
Phillips 66
3.85%, 04/09/25	239	232,254
1.30%, 02/15/26	400	361,261
3.90%, 03/15/28	300	278,029
2.15%, 12/15/30	329	254,162
Phillips 66 Co.
3.55%, 10/01/26	413	388,096
4.95%, 12/01/27(a)	420	408,037
3.15%, 12/15/29(a)	305	260,464
5.30%, 06/30/33	230	214,354
Pioneer Natural Resources Co.
5.10%, 03/29/26	455	449,982
1.90%, 08/15/30	994	776,640
2.15%, 01/15/31	650	510,488
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	620	604,602
4.65%, 10/15/25	450	435,884
4.50%, 12/15/26	413	393,595
3.55%, 12/15/29	329	279,615
3.80%, 09/15/30	200	168,538
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	1,279	1,270,635
5.88%, 06/30/26	829	822,812
5.00%, 03/15/27	829	798,379
4.20%, 03/15/28	829	762,782
4.50%, 05/15/30	1,259	1,129,295
Shell International Finance BV
2.00%, 11/07/24	829	799,958
3.25%, 05/11/25	1,386	1,341,617
2.88%, 05/10/26	593	558,373
2.50%, 09/12/26(a)	829	767,882
3.88%, 11/13/28	829	772,027
2.38%, 11/07/29	829	693,703
2.75%, 04/06/30	589	497,925
Spectra Energy Partners LP
3.50%, 03/15/25	163	157,440
3.38%, 10/15/26	829	771,683
Suncor Energy, Inc., 7.15%, 02/01/32	250	257,954
Targa Resources Corp.
5.20%, 07/01/27	450	435,412
4.20%, 02/01/33	374	309,995
6.13%, 03/15/33(a)	450	430,984
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
6.50%, 07/15/27	329	325,151
5.00%, 01/15/28	329	310,484
6.88%, 01/15/29	329	327,394
5.50%, 03/01/30	496	457,074
4.88%, 02/01/31	496	437,240
4.00%, 01/15/32	496	408,223
TC PipeLines LP
4.38%, 03/13/25	163	159,149
3.90%, 05/25/27	27	25,010

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital International SA
2.43%, 01/10/25	$400	$385,558
3.46%, 02/19/29	489	442,887
2.83%, 01/10/30	500	426,365
TotalEnergies Capital SA, 3.88%, 10/11/28	400	371,367
TransCanada PipeLines Ltd.
4.88%, 01/15/26	702	685,071
6.20%, 03/09/26(a)	400	399,753
4.25%, 05/15/28	620	573,078
4.10%, 04/15/30	443	388,906
2.50%, 10/12/31	413	311,544
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	684,522
4.00%, 03/15/28	220	202,426
3.25%, 05/15/30	450	376,859
Valero Energy Corp.
2.15%, 09/15/27	209	182,687
4.35%, 06/01/28(a)	212	198,460
2.80%, 12/01/31(a)	179	138,544
7.50%, 04/15/32	310	328,941
Valero Energy Partners LP, 4.50%, 03/15/28	413	388,780
Western Midstream Operating LP
3.10%, 02/01/25	400	384,299
4.65%, 07/01/26	200	191,221
4.75%, 08/15/28	200	186,047
6.35%, 01/15/29(a)	560	556,989
4.05%, 02/01/30(a)	500	433,473
6.15%, 04/01/33(a)	400	378,311
Williams Cos., Inc.
3.90%, 01/15/25	163	158,723
4.00%, 09/15/25(a)	163	156,719
5.40%, 03/02/26	220	217,503
3.75%, 06/15/27	620	572,781
5.30%, 08/15/28	700	674,632
3.50%, 11/15/30	829	698,402
2.60%, 03/15/31	539	420,252
8.75%, 03/15/32	400	444,498
4.65%, 08/15/32	600	528,674
5.65%, 03/15/33	600	566,073

		121,960,695

Paper & Forest Products — 0.0%
Suzano International Finance BV, 5.50%, 01/17/27(a)	829	805,456

Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	288	253,858
Series 2019-1, Class AA, 3.15%, 08/15/33	671	559,693
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(a)	251	221,664
Southwest Airlines Co.
5.25%, 05/04/25	543	535,474
5.13%, 06/15/27	1,027	990,958
2.63%, 02/10/30	159	128,421
United Airlines Pass-Through Trust
Class A, 5.80%, 07/15/37	610	571,637
Series 2016-1, Class AA, 3.10%, 01/07/30	282	250,989
Series 2019-1, Class AA, 4.15%, 02/25/33	182	160,893

Security	Par (000)	Value

Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2020-1, Class A, 5.88%, 04/15/29(a)	$963	$947,828
Series A, Class A, 4.30%, 02/15/27	72	68,887

		4,690,302

Personal Care Products — 0.8%
Colgate-Palmolive Co.
4.80%, 03/02/26	80	79,493
4.60%, 03/01/28	480	470,177
4.60%, 03/01/33	480	451,223
Estee Lauder Cos., Inc.
2.00%, 12/01/24	243	233,381
3.15%, 03/15/27	179	165,640
4.38%, 05/15/28	100	95,482
2.38%, 12/01/29	411	339,829
2.60%, 04/15/30	413	340,412
1.95%, 03/15/31	193	147,991
4.65%, 05/15/33(a)	450	409,089
Haleon U.K. Capital PLC, 3.13%, 03/24/25	982	943,920
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,150	1,060,497
3.38%, 03/24/29	400	353,512
3.63%, 03/24/32	1,062	884,685
Kenvue, Inc.
5.50%, 03/22/25	430	429,301
5.35%, 03/22/26	370	368,687
5.05%, 03/22/28(a)	515	505,385
5.00%, 03/22/30	390	375,290
4.90%, 03/22/33	690	646,557
Procter & Gamble Co.
0.55%, 10/29/25	349	318,391
4.10%, 01/26/26(a)	550	537,755
2.70%, 02/02/26	350	331,344
1.00%, 04/23/26	467	422,156
2.45%, 11/03/26	450	416,732
1.90%, 02/01/27	500	451,151
2.80%, 03/25/27	1,000	923,007
2.85%, 08/11/27	413	379,569
3.95%, 01/26/28	250	239,313
3.00%, 03/25/30	829	721,464
1.20%, 10/29/30	425	321,506
1.95%, 04/23/31	829	656,528
2.30%, 02/01/32	480	383,047
4.05%, 01/26/33	450	409,711
Unilever Capital Corp.
3.10%, 07/30/25	400	384,468
2.00%, 07/28/26	490	448,307
2.90%, 05/05/27	490	450,429
3.50%, 03/22/28	500	461,863
2.13%, 09/06/29	655	545,474
1.38%, 09/14/30(a)	527	401,075
1.75%, 08/12/31	450	339,703
5.90%, 11/15/32	450	455,729

		18,299,273

Pharmaceuticals — 3.5%
AbbVie, Inc.
2.60%, 11/21/24	1,534	1,482,243
3.80%, 03/15/25	1,450	1,411,488
3.60%, 05/14/25	1,793	1,734,564
3.20%, 05/14/26	1,190	1,122,188

50	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued)
2.95%, 11/21/26(a)	$2,709	$2,508,979
4.25%, 11/14/28	723	680,648
3.20%, 11/21/29	2,714	2,365,165
Astrazeneca Finance LLC
1.20%, 05/28/26	829	745,611
4.88%, 03/03/28	400	390,399
1.75%, 05/28/28	721	613,624
4.90%, 03/03/30	500	479,423
2.25%, 05/28/31	150	118,001
4.88%, 03/03/33	250	235,075
AstraZeneca PLC
3.38%, 11/16/25	1,141	1,095,333
0.70%, 04/08/26	911	815,467
3.13%, 06/12/27	413	382,020
4.00%, 01/17/29	343	319,411
1.38%, 08/06/30	911	694,249
Bristol-Myers Squibb Co.
0.75%, 11/13/25	450	410,382
3.20%, 06/15/26	626	593,197
1.13%, 11/13/27	450	382,348
3.45%, 11/15/27(a)	800	742,087
3.90%, 02/20/28	829	779,457
3.40%, 07/26/29	1,067	957,284
1.45%, 11/13/30	620	467,228
5.75%, 02/01/31(c)	500	496,964
2.95%, 03/15/32(a)	965	784,444
5.90%, 11/15/33(c)	370	367,631
Cigna Group
3.25%, 04/15/25	225	216,844
4.13%, 11/15/25	1,129	1,093,900
4.50%, 02/25/26	663	643,625
1.25%, 03/15/26	413	371,557
5.69%, 03/15/26	400	398,515
3.40%, 03/01/27	620	574,727
3.05%, 10/15/27	179	161,844
4.38%, 10/15/28	2,153	2,012,275
2.40%, 03/15/30	829	668,768
2.38%, 03/15/31	590	459,503
5.40%, 03/15/33	290	274,429
CVS Health Corp.
4.10%, 03/25/25	568	555,978
3.88%, 07/20/25	1,330	1,286,602
5.00%, 02/20/26	910	892,729
2.88%, 06/01/26	700	650,516
3.00%, 08/15/26	1,000	927,433
3.63%, 04/01/27	113	104,891
1.30%, 08/21/27	1,243	1,048,428
4.30%, 03/25/28	3,275	3,068,304
5.00%, 01/30/29	440	421,204
3.25%, 08/15/29	709	612,598
5.13%, 02/21/30	500	470,695
3.75%, 04/01/30	597	519,397
1.75%, 08/21/30	512	386,902
5.25%, 01/30/31(a)	335	315,289
1.88%, 02/28/31	1,023	760,499
2.13%, 09/15/31	371	276,454
5.25%, 02/21/33	950	876,134
5.30%, 06/01/33(a)	440	406,357
Eli Lilly & Co.
2.75%, 06/01/25	350	336,085
5.00%, 02/27/26(a)	350	349,130

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
3.10%, 05/15/27	$620	$575,996
3.38%, 03/15/29	829	754,462
4.70%, 02/27/33	590	554,063
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	747,072
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	806,761
3.88%, 05/15/28(a)	829	777,434
Johnson & Johnson
2.63%, 01/15/25	300	290,871
0.55%, 09/01/25(a)	339	311,349
2.45%, 03/01/26	1,065	1,000,583
2.95%, 03/03/27	400	372,704
0.95%, 09/01/27	600	513,658
2.90%, 01/15/28(a)	829	759,145
1.30%, 09/01/30(a)	650	502,114
4.95%, 05/15/33(a)	250	243,778
Mead Johnson Nutrition Co., 4.13%, 11/15/25	829	803,708
Merck & Co., Inc.
2.75%, 02/10/25	1,263	1,221,488
0.75%, 02/24/26(a)	400	360,689
1.70%, 06/10/27	775	683,045
4.05%, 05/17/28(a)	200	190,376
1.90%, 12/10/28(a)	795	672,657
3.40%, 03/07/29	750	678,081
4.30%, 05/17/30	400	370,867
1.45%, 06/24/30	793	609,706
2.15%, 12/10/31	1,264	974,294
4.50%, 05/17/33	820	745,441
Mylan, Inc., 4.55%, 04/15/28	660	600,738
Novartis Capital Corp.
1.75%, 02/14/25	413	394,382
3.00%, 11/20/25	911	868,482
2.00%, 02/14/27	413	371,811
3.10%, 05/17/27	373	345,861
2.20%, 08/14/30	829	674,094
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/25	1,680	1,658,717
4.45%, 05/19/26	1,680	1,640,145
4.45%, 05/19/28	1,680	1,605,764
4.65%, 05/19/30	1,550	1,457,542
4.75%, 05/19/33(a)	2,705	2,485,903
Pfizer, Inc.
0.80%, 05/28/25	285	264,970
2.75%, 06/03/26	505	473,131
3.00%, 12/15/26	620	577,384
3.60%, 09/15/28(a)	359	331,734
3.45%, 03/15/29	860	781,128
2.63%, 04/01/30	829	692,847
1.70%, 05/28/30	683	537,949
1.75%, 08/18/31	829	625,465
Pharmacia LLC, 6.60%, 12/01/28	400	417,153
Sanofi SA, 3.63%, 06/19/28	559	522,815
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,576	1,467,543
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,078	1,040,715
2.05%, 03/31/30	1,254	991,002
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	913	855,196
Viatris, Inc.
1.65%, 06/22/25	829	769,968
2.30%, 06/22/27	829	710,709

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris, Inc. (continued)
2.70%, 06/22/30(a)	$493	$378,635
Zoetis, Inc.
4.50%, 11/13/25	300	292,724
5.40%, 11/14/25	400	397,115
3.00%, 09/12/27	350	318,032
3.90%, 08/20/28(a)	179	166,399
2.00%, 05/15/30	329	259,121
5.60%, 11/16/32	300	290,821

		85,102,859

Professional Services — 0.1%
Concentrix Corp.
6.65%, 08/02/26	250	248,463
6.60%, 08/02/28	500	480,025
6.85%, 08/02/33	250	225,843
Equifax, Inc., 5.10%, 06/01/28	220	209,979
Jacobs Engineering Group, Inc., 6.35%, 08/18/28	250	248,610
Verisk Analytics, Inc., 4.13%, 03/15/29	413	378,029

		1,790,949

Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26	163	157,648
2.50%, 04/01/31	193	145,292
Essential Properties LP, 2.95%, 07/15/31	129	92,285
VICI Properties LP, 5.13%, 05/15/32	950	820,950

		1,216,175

Residential REITs — 0.0%
Camden Property Trust, 5.85%, 11/03/26	135	135,006

Retail REITs — 0.3%
NNN REIT, Inc.
3.60%, 12/15/26	500	463,304
4.30%, 10/15/28(a)	129	117,736
2.50%, 04/15/30	200	159,141
5.60%, 10/15/33	200	184,345
Realty Income Corp.
4.63%, 11/01/25	350	341,215
0.75%, 03/15/26	475	420,341
4.88%, 06/01/26	400	389,543
4.13%, 10/15/26	829	788,626
3.00%, 01/15/27	829	756,074
3.95%, 08/15/27	413	383,486
3.40%, 01/15/28	413	371,757
4.70%, 12/15/28	220	206,902
3.25%, 06/15/29	207	180,753
3.10%, 12/15/29	413	348,738
4.85%, 03/15/30	40	36,945
5.63%, 10/13/32(a)	500	471,909
2.85%, 12/15/32	179	135,482
4.90%, 07/15/33	340	302,211

		6,058,508

Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	430	376,437
Analog Devices, Inc.
3.50%, 12/05/26	620	585,917
3.45%, 06/15/27	500	465,583
1.70%, 10/01/28	450	376,463
2.10%, 10/01/31	650	501,179
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,842	1,721,649

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd. (continued)
3.50%, 01/15/28	$413	$372,062
Broadcom, Inc.
3.15%, 11/15/25	294	278,497
3.46%, 09/15/26	309	289,907
1.95%, 02/15/28(d)	198	167,093
4.11%, 09/15/28(a)	700	642,061
4.00%, 04/15/29(d)	450	401,961
4.75%, 04/15/29	800	743,927
4.15%, 11/15/30	1,146	997,528
2.45%, 02/15/31(d)	1,715	1,316,120
4.15%, 04/15/32(d)	512	433,209
4.30%, 11/15/32(a)	1,244	1,058,642
2.60%, 02/15/33(d)	700	507,881
3.42%, 04/15/33(a)(d)	1,000	777,524
Flex Ltd.
4.75%, 06/15/25	250	243,880
3.75%, 02/01/26	250	236,424
6.00%, 01/15/28	300	296,271
4.88%, 06/15/29	413	377,713
4.88%, 05/12/30(a)	243	220,012
Honeywell International, Inc.
4.85%, 11/01/24	100	99,279
1.35%, 06/01/25	472	443,361
2.50%, 11/01/26(a)	600	554,902
1.10%, 03/01/27	829	723,633
4.95%, 02/15/28(a)	100	98,792
4.25%, 01/15/29	160	150,908
2.70%, 08/15/29	293	251,856
1.95%, 06/01/30	829	659,236
1.75%, 09/01/31	829	620,652
5.00%, 02/15/33	600	566,843
Hubbell, Inc., 3.50%, 02/15/28	250	229,699
Intel Corp.
3.40%, 03/25/25	890	863,376
3.70%, 07/29/25	1,379	1,334,961
4.88%, 02/10/26	600	591,815
2.60%, 05/19/26	400	374,268
3.75%, 03/25/27	660	622,766
3.15%, 05/11/27	400	368,690
3.75%, 08/05/27	750	704,164
4.88%, 02/10/28	1,055	1,027,008
1.60%, 08/12/28	297	248,538
4.00%, 08/05/29	350	322,337
2.45%, 11/15/29	829	695,848
5.13%, 02/10/30	600	580,591
3.90%, 03/25/30	550	494,879
2.00%, 08/12/31	413	316,234
4.15%, 08/05/32	810	717,992
4.00%, 12/15/32	500	436,019
5.20%, 02/10/33	1,000	944,070
Jabil, Inc.
1.70%, 04/15/26	694	625,526
4.25%, 05/15/27	145	136,069
3.95%, 01/12/28	250	227,961
5.45%, 02/01/29	75	72,093
3.60%, 01/15/30	250	212,341
3.00%, 01/15/31	219	173,493
Marvell Technology, Inc.
1.65%, 04/15/26	736	665,055
2.45%, 04/15/28	429	367,046

52	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. (continued)
5.75%, 02/15/29	$260	$252,759
2.95%, 04/15/31	393	310,239
5.95%, 09/15/33(a)	260	246,950
Microchip Technology, Inc., 4.25%, 09/01/25	829	799,439
Micron Technology, Inc.
4.98%, 02/06/26	163	158,848
4.19%, 02/15/27	400	374,448
5.38%, 04/15/28	340	326,368
5.33%, 02/06/29	363	344,897
6.75%, 11/01/29	500	502,431
4.66%, 02/15/30	300	268,837
2.70%, 04/15/32	829	615,484
5.88%, 02/09/33	200	186,055
5.88%, 09/15/33	600	553,930
NVIDIA Corp.
3.20%, 09/16/26(a)	829	782,477
1.55%, 06/15/28	600	507,236
2.85%, 04/01/30	946	808,544
2.00%, 06/15/31	579	451,008
NXP BV / NXP Funding LLC, 5.55%, 12/01/28	400	387,940
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25	400	380,020
3.88%, 06/18/26	239	226,326
3.15%, 05/01/27	300	271,233
4.40%, 06/01/27(a)	400	376,640
4.30%, 06/18/29	829	746,705
3.40%, 05/01/30	465	388,847
2.50%, 05/11/31	311	237,268
2.65%, 02/15/32	308	231,822
5.00%, 01/15/33	500	444,571
Qorvo, Inc., 4.38%, 10/15/29	454	394,196
QUALCOMM, Inc.
3.45%, 05/20/25	600	581,466
3.25%, 05/20/27(a)	1,163	1,081,826
1.30%, 05/20/28	366	305,407
2.15%, 05/20/30	500	404,439
1.65%, 05/20/32	700	510,606
4.25%, 05/20/32	93	83,888
5.40%, 05/20/33(a)	500	487,880
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	95,495
3.00%, 06/01/31	123	94,193
Texas Instruments, Inc.
4.70%, 11/18/24	100	99,143
1.38%, 03/12/25	450	426,060
1.13%, 09/15/26	350	313,210
4.60%, 02/15/28	200	194,391
2.25%, 09/04/29	562	472,644
1.75%, 05/04/30	450	358,727
1.90%, 09/15/31	467	359,888
3.65%, 08/16/32	200	171,311
4.90%, 03/14/33	620	583,341
TSMC Arizona Corp.
1.75%, 10/25/26	450	402,529
3.88%, 04/22/27	1,000	945,410
4.13%, 04/22/29	250	232,853
2.50%, 10/25/31	410	322,432

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
TSMC Arizona Corp. (continued)
4.25%, 04/22/32(a)	$400	$359,728
Xilinx, Inc., 2.38%, 06/01/30	260	211,992

		51,584,618

Software — 1.7%
Activision Blizzard, Inc.
3.40%, 09/15/26	350	330,988
3.40%, 06/15/27	129	120,106
1.35%, 09/15/30(a)	61	46,779
Autodesk, Inc.
3.50%, 06/15/27	209	193,254
2.85%, 01/15/30	376	313,725
2.40%, 12/15/31	637	489,358
Electronic Arts, Inc., 1.85%, 02/15/31	213	162,099
Intuit, Inc.
0.95%, 07/15/25	625	578,070
5.25%, 09/15/26	330	329,017
1.35%, 07/15/27	683	589,556
5.13%, 09/15/28	450	442,856
1.65%, 07/15/30	166	128,327
5.20%, 09/15/33	450	428,071
Microsoft Corp.
2.70%, 02/12/25	1,450	1,402,684
3.13%, 11/03/25	1,834	1,759,862
2.40%, 08/08/26	2,553	2,374,287
3.30%, 02/06/27	2,584	2,441,141
Oracle Corp.
2.95%, 11/15/24	2,903	2,815,356
2.50%, 04/01/25	1,479	1,410,882
2.95%, 05/15/25	1,563	1,495,966
5.80%, 11/10/25	920	919,817
1.65%, 03/25/26(a)	1,691	1,533,717
2.65%, 07/15/26	1,315	1,210,489
2.80%, 04/01/27	1,243	1,124,617
3.25%, 11/15/27	1,820	1,647,753
2.30%, 03/25/28	1,148	985,732
4.50%, 05/06/28	130	123,003
6.15%, 11/09/29	205	205,741
2.95%, 04/01/30	1,750	1,450,408
4.65%, 05/06/30	130	119,180
3.25%, 05/15/30	787	661,978
2.88%, 03/25/31	1,643	1,316,962
6.25%, 11/09/32(a)	900	891,560
4.90%, 02/06/33	730	655,538
Roper Technologies, Inc.
1.00%, 09/15/25	512	468,974
3.80%, 12/15/26	413	390,149
1.40%, 09/15/27	305	258,119
4.20%, 09/15/28	450	418,136
2.95%, 09/15/29	359	305,830
2.00%, 06/30/30	313	242,604
1.75%, 02/15/31	404	298,483
Salesforce, Inc.
3.70%, 04/11/28	1,009	945,130
1.50%, 07/15/28	450	378,907
1.95%, 07/15/31	689	531,945
ServiceNow, Inc., 1.40%, 09/01/30	670	505,043
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	388	374,886
5.00%, 03/28/26	300	294,004

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Take-Two Interactive Software, Inc. (continued)
3.70%, 04/14/27	$305	$283,891
4.95%, 03/28/28	300	288,267
4.00%, 04/14/32	359	307,465
VMware, Inc.
4.50%, 05/15/25	500	488,326
1.40%, 08/15/26	909	800,711
4.65%, 05/15/27(a)	400	383,148
3.90%, 08/21/27	600	555,936
1.80%, 08/15/28(a)	500	412,703
4.70%, 05/15/30	309	279,863
2.20%, 08/15/31	750	554,449
Workday, Inc.
3.50%, 04/01/27	639	593,271
3.70%, 04/01/29	279	249,110
3.80%, 04/01/32	821	683,715

		41,991,944

Specialized REITs — 0.1%
American Tower Corp.
5.65%, 03/15/33(a)	290	269,806
5.90%, 11/15/33	500	472,214
Crown Castle, Inc.
4.80%, 09/01/28	220	205,565
5.10%, 05/01/33	225	199,872
Public Storage Operating Co.
5.13%, 01/15/29	145	141,322
5.10%, 08/01/33	460	426,243
Weyerhaeuser Co., 4.75%, 05/15/26	300	292,140

		2,007,162

Specialty Retail — 0.1%
AutoZone, Inc.
5.05%, 07/15/26	160	157,281
6.25%, 11/01/28	200	202,015
6.55%, 11/01/33(a)	200	200,559
Best Buy Co., Inc.(a)
4.45%, 10/01/28	250	233,727
1.95%, 10/01/30	236	179,893
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	248,280
Lowe’s Cos., Inc., 2.63%, 04/01/31	829	654,779
O’Reilly Automotive, Inc., 3.60%, 09/01/27	300	278,272
Ross Stores, Inc.
4.60%, 04/15/25	413	405,234
0.88%, 04/15/26	250	221,346
1.88%, 04/15/31	179	132,857
Tractor Supply Co., 5.25%, 05/15/33(a)	320	292,931

		3,207,174

Technology Hardware, Storage & Peripherals — 1.5%
Adobe, Inc.
1.90%, 02/01/25	103	98,598
3.25%, 02/01/25	500	486,937
2.15%, 02/01/27	306	276,661
2.30%, 02/01/30	994	826,263
Apple, Inc.
2.75%, 01/13/25	829	803,815
2.50%, 02/09/25	966	932,523
1.13%, 05/11/25	1,488	1,396,297
3.20%, 05/13/25(a)	620	600,594
0.55%, 08/20/25	523	481,370
0.70%, 02/08/26	1,613	1,456,947
3.25%, 02/23/26	1,584	1,516,001

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.42%, 05/08/26	$600	$588,736
2.45%, 08/04/26	1,169	1,085,627
2.05%, 09/11/26	900	825,143
3.35%, 02/09/27	909	856,961
3.20%, 05/11/27(a)	1,243	1,162,278
3.00%, 06/20/27(a)	700	649,415
2.90%, 09/12/27	829	762,211
3.00%, 11/13/27	829	762,191
1.20%, 02/08/28	989	839,694
4.00%, 05/10/28	360	343,012
1.40%, 08/05/28	1,530	1,287,862
3.25%, 08/08/29	400	361,200
2.20%, 09/11/29	1,023	865,895
4.15%, 05/10/30	360	338,816
1.65%, 05/11/30	1,160	925,580
1.25%, 08/20/30	523	401,627
1.65%, 02/08/31	1,773	1,379,593
1.70%, 08/05/31	130	100,053
3.35%, 08/08/32	800	686,874
4.30%, 05/10/33(a)	360	332,895
Dell International LLC/EMC Corp.
5.85%, 07/15/25	496	495,071
6.02%, 06/15/26	1,684	1,686,156
4.90%, 10/01/26	829	806,872
5.25%, 02/01/28	550	537,488
5.30%, 10/01/29	1,036	988,309
6.20%, 07/15/30	450	446,068
5.75%, 02/01/33	400	378,226
Dell, Inc., 7.10%, 04/15/28	329	344,780
Fortinet, Inc.
1.00%, 03/15/26	628	559,852
2.20%, 03/15/31	183	139,537
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,036	1,015,368
1.75%, 04/01/26	829	752,393
5.25%, 07/01/28	140	135,183
HP, Inc.
2.20%, 06/17/25	413	389,938
3.00%, 06/17/27	450	405,307
4.75%, 01/15/28	350	333,386
4.00%, 04/15/29(a)	430	388,710
2.65%, 06/17/31	529	403,710
4.20%, 04/15/32	215	181,275
5.50%, 01/15/33(a)	650	596,735
NetApp, Inc.
1.88%, 06/22/25	558	522,239
2.38%, 06/22/27(a)	400	355,067
2.70%, 06/22/30	400	321,071
Western Digital Corp.
4.75%, 02/15/26(a)	1,109	1,039,892
2.85%, 02/01/29	226	176,049
3.10%, 02/01/32(a)	145	102,490

		36,932,841

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.40%, 03/27/25	400	383,867
2.38%, 11/01/26	400	368,016
2.75%, 03/27/27(a)	359	330,659
2.85%, 03/27/30	829	709,102
Ralph Lauren Corp., 2.95%, 06/15/30	350	293,154

54	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc., 3.05%, 03/15/32(a)	$200	$143,497
VF Corp.
2.40%, 04/23/25	350	329,567
2.95%, 04/23/30(a)	413	323,465

		2,881,327

Tobacco — 1.0%
Altria Group, Inc.
2.35%, 05/06/25	656	621,706
4.40%, 02/14/26	500	483,583
2.63%, 09/16/26(a)	209	191,859
6.20%, 11/01/28	175	174,025
4.80%, 02/14/29(a)	1,107	1,036,805
3.40%, 05/06/30	359	300,241
2.45%, 02/04/32	857	625,392
6.88%, 11/01/33	130	128,873
BAT Capital Corp.
3.22%, 09/06/26	829	767,755
4.70%, 04/02/27	413	393,311
3.56%, 08/15/27	1,199	1,086,950
2.26%, 03/25/28(a)	1,196	1,003,693
4.91%, 04/02/30	496	447,212
6.34%, 08/02/30	600	582,308
2.73%, 03/25/31	493	371,532
4.74%, 03/16/32	454	390,045
7.75%, 10/19/32	340	348,894
6.42%, 08/02/33	530	499,434
BAT International Finance PLC
1.67%, 03/25/26	663	597,077
4.45%, 03/16/28	454	418,305
5.93%, 02/02/29	600	583,445
Philip Morris International, Inc.
3.25%, 11/10/24	829	807,414
5.13%, 11/15/24	500	496,578
1.50%, 05/01/25(a)	300	281,823
3.38%, 08/11/25	620	595,049
5.00%, 11/17/25	500	493,747
4.88%, 02/13/26(a)	700	687,555
2.75%, 02/25/26	342	320,346
0.88%, 05/01/26	300	267,017
3.13%, 08/17/27(a)	179	163,727
5.13%, 11/17/27	740	721,325
4.88%, 02/15/28	700	672,681
3.13%, 03/02/28	250	223,871
5.25%, 09/07/28	175	170,299
3.38%, 08/15/29	800	696,291
5.63%, 11/17/29	385	376,761
5.13%, 02/15/30	1,500	1,413,092
2.10%, 05/01/30	259	203,278
5.50%, 09/07/30	175	167,510
1.75%, 11/01/30	259	194,059
5.75%, 11/17/32	615	587,570
5.38%, 02/15/33	1,300	1,201,066
5.63%, 09/07/33	575	539,811
Reynolds American, Inc., 4.45%, 06/12/25	793	773,255

		23,106,570

Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	323,207
FedEx Corp.
3.25%, 04/01/26	450	425,415
3.40%, 02/15/28	250	227,593
3.10%, 08/05/29	829	717,130
4.25%, 05/15/30	309	279,627

Security	Par (000)	Value

Transportation Infrastructure (continued)
FedEx Corp. (continued)
2.40%, 05/15/31(a)	$516	$403,368
GXO Logistics, Inc.
1.65%, 07/15/26	129	113,510
2.65%, 07/15/31(a)	413	306,388
Ryder System, Inc.
1.75%, 09/01/26	404	362,620
2.90%, 12/01/26	161	146,616
2.85%, 03/01/27	103	93,053
4.30%, 06/15/27	110	103,923
5.65%, 03/01/28(a)	200	195,366
5.25%, 06/01/28	200	192,502
United Parcel Service, Inc.
3.90%, 04/01/25	829	809,410
2.40%, 11/15/26	659	606,400
3.05%, 11/15/27	413	377,057
3.40%, 03/15/29	350	316,834
4.45%, 04/01/30	350	328,307
4.88%, 03/03/33	400	374,104

		6,702,430

Water Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	620	600,108
2.95%, 09/01/27	413	373,741
3.75%, 09/01/28	193	177,090
3.45%, 06/01/29	413	366,133
2.30%, 06/01/31	745	579,201
4.45%, 06/01/32(a)	430	386,854
Essential Utilities, Inc.
2.70%, 04/15/30	250	201,898
2.40%, 05/01/31(a)	129	98,887

		2,783,912

Wireless Telecommunication Services — 1.1%
America Movil SAB de C.V.
2.88%, 05/07/30	582	477,240
4.70%, 07/21/32	350	313,194
America Movil SAB de CV, 3.63%, 04/22/29	916	813,866
American Tower Corp.
1.30%, 09/15/25	300	274,157
3.55%, 07/15/27	500	454,721
3.60%, 01/15/28	500	449,476
Crown Castle, Inc., 4.30%, 02/15/29	450	407,310
Orange SA, 9.00%, 03/01/31	1,263	1,446,877
Rogers Communications, Inc.
2.95%, 03/15/25	329	314,689
3.63%, 12/15/25	298	282,661
2.90%, 11/15/26	179	163,136
3.20%, 03/15/27	767	697,253
3.80%, 03/15/32	1,222	990,983
Sprint LLC
7.63%, 02/15/25	750	760,673
7.63%, 03/01/26	600	616,280
T-Mobile U.S., Inc.
3.50%, 04/15/25	1,166	1,126,499
1.50%, 02/15/26	829	751,874
2.25%, 02/15/26	800	735,885
2.63%, 04/15/26	450	415,902
3.75%, 04/15/27	2,153	2,002,216
4.75%, 02/01/28	700	665,955
2.05%, 02/15/28	813	693,245
4.95%, 03/15/28	170	163,577
4.80%, 07/15/28	200	190,292

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
2.63%, 02/15/29	$700	$586,849
3.38%, 04/15/29	1,500	1,305,986
3.88%, 04/15/30	3,564	3,103,186
2.55%, 02/15/31	1,041	811,092
2.88%, 02/15/31	700	557,408
3.50%, 04/15/31	1,200	996,183
2.25%, 11/15/31	286	212,336
2.70%, 03/15/32	625	476,388
5.20%, 01/15/33	320	293,961
5.05%, 07/15/33	1,685	1,522,708
T-Mobile USA, Inc.
2.40%, 03/15/29	250	208,042
5.75%, 01/15/34	305	289,367
Vodafone Group PLC
4.13%, 05/30/25	543	529,455
4.38%, 05/30/28(a)	400	380,389
7.88%, 02/15/30	376	404,008
6.25%, 11/30/32(a)	500	494,489

		27,379,808

Total Corporate Bonds — 88.0% (Cost: $2,337,924,527)		2,132,343,708

Foreign Agency Obligations

Canada — 1.4%
Canada Government International Bond
1.63%, 01/22/25	1,645	1,571,187
2.88%, 04/28/25	1,000	964,816
0.75%, 05/19/26	1,200	1,077,883
3.75%, 04/26/28	2,000	1,903,857
Export Development Canada
3.38%, 08/26/25	1,300	1,258,490
4.38%, 06/29/26	1,100	1,081,191
3.00%, 05/25/27	1,100	1,029,263
3.88%, 02/14/28	1,600	1,529,420
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	358,233
Province of Alberta Canada
1.88%, 11/13/24(a)	829	797,526
1.00%, 05/20/25	1,039	970,145
3.30%, 03/15/28	409	379,157
1.30%, 07/22/30(a)	659	510,764
Province of British Columbia Canada
2.25%, 06/02/26	829	770,723
0.90%, 07/20/26	859	767,480
4.20%, 07/06/33	1,200	1,092,032
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	359	301,964
Province of New Brunswick Canada, 3.63%, 02/24/28	179	167,158
Province of Ontario Canada
0.63%, 01/21/26	1,229	1,111,060
1.05%, 04/14/26	1,050	950,179
2.50%, 04/27/26	2,489	2,331,469
3.10%, 05/19/27	800	748,779
1.05%, 05/21/27(a)	829	721,708
2.00%, 10/02/29	829	699,372
1.13%, 10/07/30	459	349,333
1.60%, 02/25/31	1,659	1,295,927
2.13%, 01/21/32	1,200	950,016
Province of Quebec Canada
0.60%, 07/23/25	1,659	1,529,679

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada (continued)
2.50%, 04/20/26	$881	$826,709
2.75%, 04/12/27(a)	1,659	1,536,788
1.35%, 05/28/30(a)	659	516,826
4.50%, 09/08/33	800	744,681
Series QX, 1.50%, 02/11/25	859	816,058
Province Of Quebec SR, 3.63%, 04/13/28(a)	1,700	1,599,000

		33,258,873

Chile — 0.2%
Chile Government International Bond
3.13%, 01/21/26	400	379,568
2.75%, 01/31/27	600	547,512
3.24%, 02/06/28(a)	982	893,620
2.45%, 01/31/31	783	628,749
2.55%, 01/27/32(a)	478	375,469
2.55%, 07/27/33	1,300	971,750

		3,796,668

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	759,492

Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	568,110
3.50%, 01/11/28	1,310	1,203,995
4.10%, 04/24/28	478	448,082
4.75%, 02/11/29	478	456,982
2.85%, 02/14/30(a)	1,310	1,107,264
3.85%, 10/15/30	1,310	1,163,726
2.15%, 07/28/31	600	462,924
3.55%, 03/31/32(a)	700	592,382
4.65%, 09/20/32	600	548,442
4.85%, 01/11/33(a)	500	466,150

		7,018,057

Israel — 0.1%
Israel Government International Bond
2.88%, 03/16/26	400	370,000
3.25%, 01/17/28(a)	982	879,420
2.75%, 07/03/30(a)	858	704,005
4.50%, 01/17/33	600	525,258
State of Israel, 2.50%, 01/15/30	710	577,097

		3,055,780

Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	2,489	2,242,365
2.88%, 10/17/29	883	748,434

		2,990,799

Japan — 0.7%
Japan Bank for International Cooperation
0.63%, 07/15/25	1,310	1,206,234
4.25%, 01/26/26	1,500	1,463,622
4.25%, 04/27/26	1,000	973,336
1.88%, 07/21/26(a)	800	729,199
2.88%, 06/01/27	476	439,125
2.88%, 07/21/27	900	828,322
2.75%, 11/16/27	1,200	1,091,600
3.25%, 07/20/28(a)	1,310	1,198,267
2.13%, 02/16/29(a)	900	767,554
2.00%, 10/17/29	476	395,670
1.25%, 01/21/31(a)	1,310	985,384
1.88%, 04/15/31	986	772,002
Series DTC, 2.50%, 05/28/25	2,486	2,369,858

56	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation (continued)
Series DTC, 2.38%, 04/20/26	$650	$604,691
Series DTC, 2.25%, 11/04/26	1,500	1,371,889
Japan International Cooperation Agency
2.13%, 10/20/26	300	273,510
2.75%, 04/27/27	800	735,107
3.25%, 05/25/27	500	467,300
4.00%, 05/23/28	1,000	947,328

		17,619,998

Mexico — 0.5%
Mexico Government International Bond
4.13%, 01/21/26	2,489	2,420,652
4.15%, 03/28/27(a)	1,028	984,855
3.75%, 01/11/28	478	440,716
5.40%, 02/09/28	750	735,750
4.50%, 04/22/29(a)	1,053	972,445
3.25%, 04/16/30	1,139	959,038
2.66%, 05/24/31	2,310	1,798,335
4.75%, 04/27/32	1,639	1,450,515
4.88%, 05/19/33	1,600	1,404,000

		11,166,306

Panama — 0.2%
Panama Government International Bond
3.75%, 03/16/25	2,903	2,794,138
3.88%, 03/17/28	633	567,168
9.38%, 04/01/29	400	441,600
3.16%, 01/23/30(a)	1,178	944,756
2.25%, 09/29/32	1,300	878,800
3.30%, 01/19/33	400	293,600

		5,920,062

Peru — 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	360	367,855
2.39%, 01/23/26	251	233,229
4.13%, 08/25/27(a)	580	550,420
2.84%, 06/20/30	170	140,335
2.78%, 01/23/31	1,759	1,408,959
1.86%, 12/01/32(a)	620	436,170

		3,136,968

Philippines — 0.3%
Philippines Government International Bond
10.63%, 03/16/25	700	746,011
3.00%, 02/01/28	978	881,325
4.63%, 07/17/28	800	770,224
3.75%, 01/14/29	489	448,814
9.50%, 02/02/30	600	711,240
2.46%, 05/05/30	710	582,051
7.75%, 01/14/31	1,243	1,383,036
1.65%, 06/10/31	478	357,391
1.95%, 01/06/32	500	373,455
6.38%, 01/15/32	600	620,538
3.56%, 09/29/32	400	336,256
5.61%, 04/13/33	400	391,988
5.00%, 07/17/33	700	658,000

		8,260,329

Poland — 0.2%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	1,036	981,061

Security	Par (000)	Value

Poland (continued)
Republic of Poland Government International Bond (continued)
5.50%, 11/16/27	$700	$702,849
5.75%, 11/16/32	600	593,772
4.88%, 10/04/33	1,500	1,387,305

		3,664,987

South Korea — 0.6%
Export-Import Bank of Korea
1.25%, 01/18/25	500	474,195
2.88%, 01/21/25	478	462,159
1.88%, 02/12/25	478	455,673
4.88%, 01/11/26	1,500	1,476,885
0.63%, 02/09/26	1,000	895,790
2.63%, 05/26/26	478	444,970
1.63%, 01/18/27	1,000	885,130
4.25%, 09/15/27	400	381,648
5.00%, 01/11/28(a)	850	832,235
4.50%, 09/15/32	600	546,720
5.13%, 01/11/33	1,000	952,770
5.13%, 09/18/33	300	284,616
Korea Development Bank
4.00%, 09/08/25	850	824,645
3.38%, 09/16/25	1,000	961,780
3.00%, 01/13/26(a)	1,310	1,240,635
0.80%, 07/19/26	400	352,472
5.38%, 10/23/28	800	794,379
4.25%, 09/08/32	400	357,436
4.38%, 02/15/33	800	719,312
5.63%, 10/23/33	500	491,770
Korea International Bond, 2.50%, 06/19/29	500	433,940

		14,269,160

Supranational — 4.8%
African Development Bank
Series GDIF, 0.88%, 03/23/26	1,659	1,501,271
Series GDIF, 0.88%, 07/22/26	950	849,501
Arab Petroleum Investments Corp., 1.48%, 10/06/26(d)	800	709,872
Asian Development Bank
2.00%, 01/22/25	1,000	959,013
0.63%, 04/29/25	1,500	1,399,261
0.38%, 09/03/25	1,000	915,980
4.25%, 01/09/26	2,000	1,964,179
0.50%, 02/04/26	1,659	1,496,862
1.00%, 04/14/26	1,659	1,504,252
2.00%, 04/24/26	829	769,767
2.63%, 01/12/27	829	771,793
1.50%, 01/20/27	1,400	1,256,225
3.13%, 08/20/27	2,000	1,877,456
2.50%, 11/02/27(a)	1,659	1,511,973
2.75%, 01/19/28	620	567,271
5.82%, 06/16/28	2,519	2,591,617
1.88%, 03/15/29	1,500	1,282,443
1.75%, 09/19/29	1,659	1,392,119
1.88%, 01/24/30	789	654,574
1.50%, 03/04/31	1,500	1,176,411
3.13%, 04/27/32	1,000	865,706
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,450	1,304,836
4.00%, 01/18/28	2,000	1,912,895
Corp. Andina de Fomento
1.63%, 09/23/25(a)	700	646,947

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Corp. Andina de Fomento (continued)
2.25%, 02/08/27	$400	$354,824
Council Of Europe Development Bank, 3.63%, 01/26/28	1,000	947,249
European Bank for Reconstruction & Development
1.50%, 02/13/25	829	788,493
0.50%, 05/19/25	1,659	1,539,384
0.50%, 01/28/26	900	811,866
European Investment Bank
1.88%, 02/10/25	1,000	956,753
1.63%, 03/14/25(a)	3,319	3,155,915
0.63%, 07/25/25	1,659	1,533,952
2.75%, 08/15/25	1,050	1,006,372
0.38%, 12/15/25	1,350	1,222,638
0.38%, 03/26/26	3,000	2,686,338
2.13%, 04/13/26(a)	829	773,260
0.75%, 10/26/26	1,198	1,059,903
2.38%, 05/24/27	2,903	2,663,306
3.25%, 11/15/27	1,000	940,064
1.75%, 03/15/29	1,100	936,550
1.63%, 10/09/29	620	516,155
0.88%, 05/17/30	400	308,509
1.25%, 02/14/31	3,000	2,325,458
Inter-American Development Bank
2.13%, 01/15/25	829	796,864
1.75%, 03/14/25	2,489	2,368,972
0.88%, 04/03/25	2,489	2,335,836
0.63%, 07/15/25	1,350	1,248,715
0.88%, 04/20/26	2,489	2,248,584
2.00%, 06/02/26(a)	413	382,174
2.00%, 07/23/26	1,700	1,568,598
1.50%, 01/13/27	1,500	1,346,217
2.38%, 07/07/27	829	758,289
1.13%, 07/20/28	2,489	2,088,145
2.25%, 06/18/29(a)	934	810,254
3.50%, 09/14/29	2,000	1,854,397
1.13%, 01/13/31(a)	2,073	1,587,471
Inter-American Investment Corp., 4.13%, 02/15/28	500	479,830
International Bank for Reconstruction & Development
1.63%, 01/15/25	2,489	2,378,667
0.75%, 03/11/25	1,200	1,127,392
0.63%, 04/22/25	4,150	3,875,344
0.38%, 07/28/25	2,489	2,288,992
0.50%, 10/28/25	1,659	1,514,394
0.88%, 07/15/26	850	761,310
3.13%, 06/15/27(a)	2,000	1,880,343
0.75%, 11/24/27	1,000	848,190
1.13%, 09/13/28(a)	2,150	1,794,939
3.63%, 09/21/29	1,000	932,992
0.75%, 08/26/30	300	225,833
1.25%, 02/10/31	4,150	3,199,955
2.50%, 03/29/32	4,000	3,311,936
Series GDIF, 2.50%, 11/25/24	2,489	2,411,148
Series GDIF, 2.50%, 07/29/25(a)	829	791,468
Series GDIF, 1.88%, 10/27/26(a)	1,720	1,572,401
Series GDIF, 2.50%, 11/22/27	1,659	1,511,828
Series GDIF, 1.38%, 04/20/28	2,903	2,486,434
Series GDIF, 1.75%, 10/23/29	2,489	2,079,120
International Finance Corp.
0.38%, 07/16/25	1,659	1,528,469

Security	Par (000)	Value

Supranational (continued)
International Finance Corp. (continued)
0.75%, 10/08/26	$1,659	$1,469,337
0.75%, 08/27/30(a)	459	345,715
Nordic Investment Bank
0.38%, 09/11/25	1,100	1,006,894
3.38%, 09/08/27	500	473,259
4.38%, 03/14/28	2,000	1,951,048

		116,050,967

Sweden — 0.2%
Svensk Exportkredit AB
0.63%, 05/14/25	1,310	1,217,064
0.50%, 08/26/25	1,310	1,200,078
4.38%, 02/13/26	1,500	1,469,729
2.25%, 03/22/27	500	455,881

		4,342,752

Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	829	818,778
4.38%, 01/23/31(a)	823	776,192

		1,594,970

Total Foreign Agency Obligations — 9.8% (Cost: $259,054,045)		236,906,168

Municipal Bonds

California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	247,348
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32(a)	540	415,990
Los Angeles Unified School District, GO, BAB, Series KR, 5.76%, 07/01/29	215	214,192
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	177,955
State of California, GO, 5.75%, 10/01/31	150	150,178
State of California, Refunding GO
3.38%, 04/01/25	25	24,302
3.50%, 04/01/28	285	265,371
2.50%, 10/01/29	530	449,695
6.00%, 03/01/33	325	327,482
4.50%, 04/01/33	1,000	905,623
University of California, RB
Series BD, 3.35%, 07/01/29	460	406,919
Series BG, 0.88%, 05/15/25	150	139,484
Series BG, 1.61%, 05/15/30	320	247,812
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	25	23,950

		3,996,301

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	490	490,673

Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	607	565,532
Series A, 1.71%, 07/01/27	371	321,708
Series A, 2.15%, 07/01/30(a)	795	630,790

		1,518,030

58	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33	$4,025	$3,736,592

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
5.08%, 06/01/31	210	206,743
Class A-1, 3.62%, 02/01/29	449	432,185

		638,928

Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, 3.77%, 07/15/29	320	296,481
Massachusetts School Building Authority, Refunding RB, Series B, 1.75%, 08/15/30	425	341,802

		638,283

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,252,520
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	580	578,404

		1,830,924

New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	229,094
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29	125	127,510

		356,604

Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	25	23,986

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	300	299,030
State of Oregon, GO, 5.89%, 06/01/27	610	615,363

		914,393

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	274,863

Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	490	483,123

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	230	213,658

Total Municipal Bonds — 0.6% (Cost: $16,659,488)		15,116,358

Security	Par (000)	Value

Preferred Securities

Capital Trusts — 0.0%(b)

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62	$329	$258,372

Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45	413	392,575

		650,947

Total Preferred Securities — 0.0% (Cost: $741,968)		650,947

Total Long-Term Investments — 98.4% (Cost: $2,614,380,028)		2,385,017,181

	Shares

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	182,799,727	182,872,847

Total Short-Term Securities — 7.5% (Cost: $182,804,902)		182,872,847

Total Investments — 105.9% (Cost: $2,797,184,930)		2,567,890,028

Liabilities in Excess of Other Assets — (5.9)%		(143,881,938)

Net Assets — 100.0%		$2,424,008,090

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$150,880,559	$31,892,334	(a)	$—	$9,892	$90,062	$182,872,847	182,799,727	$1,797,894	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,132,343,708	$—	$2,132,343,708
Foreign Agency Obligations	—	236,906,168	—	236,906,168
Municipal Bonds	—	15,116,358	—	15,116,358
Preferred Securities Capital Trusts	—	650,947	—	650,947
Short-Term Securities
Money Market Funds	182,872,847	—	—	182,872,847

	$182,872,847	$2,385,017,181	$—	$2,567,890,028

See notes to financial statements.

60	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2023	iShares U.S. Intermediate Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.1%
Fannie Mae
2.63%, 09/06/24(a)	$4,979	$4,862,231
0.50%, 06/17/25	16,605	15,401,009
6.25%, 05/15/29	4,441	4,705,369
7.13%, 01/15/30	8,302	9,159,580
7.25%, 05/15/30(a)	17,063	19,039,953
0.88%, 08/05/30	5,819	4,409,155
6.63%, 11/15/30	96	104,100
Federal Farm Credit Banks Funding Corp, 4.75%, 09/01/26	1,000	993,647
Federal Home Loan Banks
2.75%, 12/13/24	4,145	4,024,515
3.13%, 06/13/25	7,930	7,671,760
2.13%, 09/14/29	5,000	4,264,831
Federal Home Loan Mortgage Corp.
0.25%, 12/04/23	5,129	5,103,353
0.38%, 07/21/25	243	224,239
6.75%, 03/15/31	2,323	2,550,363
Tennessee Valley Authority, 1.50%, 09/15/31	130	98,296

		82,612,401

Total U.S. Government Sponsored Agency Securities — 2.1% (Cost: $92,671,645)		82,612,401

U.S. Treasury Obligations
U.S. Treasury Bonds
7.50%, 11/15/24	4,150	4,239,646
7.63%, 02/15/25(a)	308	317,240
6.88%, 08/15/25(a)	6,641	6,836,598
6.00%, 02/15/26	6,359	6,492,142
6.75%, 08/15/26	6,225	6,518,256
6.63%, 02/15/27(a)	2,903	3,051,325
6.38%, 08/15/27	4,000	4,201,875
5.25%, 11/15/28 - 02/15/29(a)	11,621	11,807,508
6.13%, 08/15/29	6,225	6,602,391
6.25%, 05/15/30	1,700	1,826,105
5.38%, 02/15/31	4,979	5,128,370
U.S. Treasury Notes
0.75%, 11/15/24 - 01/31/28(a)	243,100	220,463,474
2.25%, 11/15/24 - 11/15/27(a)	158,611	148,337,096
2.13%, 11/30/24 - 05/31/26	50,962	48,542,351
4.50%, 11/30/24 - 07/15/26(a)	107,900	106,738,300
1.00%, 12/15/24 - 07/31/28(a)	66,428	59,451,763
1.75%, 12/31/24 - 11/15/29(a)	22,605	20,966,492
4.25%, 12/31/24 - 10/15/25(a)	109,700	108,190,113
1.38%, 01/31/25 - 11/15/31(a)	160,450	136,519,711
1.50%, 02/15/25 - 02/15/30(a)	91,952	82,760,447
2.00%, 02/15/25 - 11/15/26	30,706	28,949,094
2.75%, 02/28/25 - 08/15/32(a)	203,814	187,036,663
4.63%, 02/28/25 - 09/30/30	68,900	68,267,328
2.63%, 04/15/25 - 07/31/29	83,389	76,479,897
0.38%, 04/30/25 - 09/30/27(a)	99,098	87,807,320

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.88%, 04/30/25 - 05/15/32(a)	$157,820	$145,216,428
3.88%, 04/30/25 - 08/15/33(a)	239,600	228,708,779
0.25%, 05/31/25 - 10/31/25(a)	133,130	122,226,308
3.00%, 07/15/25 - 10/31/25(a)	61,007	58,718,311
4.75%, 07/31/25	7,000	6,954,336
3.13%, 08/15/25 - 08/31/29(a)	76,804	71,713,287
5.00%, 08/31/25 - 09/30/25(a)	12,900	12,874,539
3.50%, 09/15/25 - 02/15/33(a)	158,500	146,763,563
4.00%, 12/15/25 - 02/28/30(a)	111,900	108,120,406
1.63%, 02/15/26 - 05/15/31(a)	228,635	203,074,892
0.50%, 02/28/26 - 08/31/27(a)	57,521	51,482,957
2.50%, 02/28/26	7,000	6,620,469
3.75%, 04/15/26 - 06/30/30(a)	82,700	78,678,648
2.38%, 04/30/26 - 05/15/29(a)	93,956	84,066,153
3.63%, 05/15/26 - 03/31/30	76,100	72,605,386
4.13%, 06/15/26 - 11/15/32(a)	111,700	106,646,078
0.88%, 06/30/26 - 11/15/30(a)	83,103	69,406,178
1.88%, 06/30/26 - 02/15/32	95,959	80,779,665
0.63%, 07/31/26 - 08/15/30(a)	201,363	164,062,911
4.38%, 08/15/26 - 08/31/28(a)	38,100	37,469,031
1.13%, 10/31/26 - 02/15/31(a)	200,946	169,115,724
1.25%, 11/30/26 - 08/15/31(a)	326,853	277,131,677
3.25%, 06/30/29	25,500	23,411,191
4.88%, 10/31/30	6,000	5,987,813
3.38%, 05/15/33(a)	49,000	43,326,719

Total U.S. Treasury Obligations — 97.2% (Cost: $4,163,614,198)		3,812,692,954

Total Long-Term Investments — 99.3% (Cost: $4,256,285,843)		3,895,305,355

	Shares

Short-Term Securities

Money Market Funds — 41.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(c)(d)	1,621,140,319	1,621,788,775

Total Short-Term Securities — 41.3% (Cost: $1,621,128,767)		1,621,788,775

Total Investments — 140.6% (Cost: $5,877,414,610)		5,517,094,130

Liabilities in Excess of Other Assets — (40.6)%		(1,594,194,709)

Net Assets — 100.0%		$3,922,899,421

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) October 31, 2023	iShares U.S. Intermediate Government Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,242,799,616	$378,299,603	(a)	$—	$(159,708)	$849,264	$1,621,788,775	1,621,140,319	$2,517,092	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$82,612,401	$—	$82,612,401
U.S. Treasury Obligations	—	3,812,692,954	—	3,812,692,954
Short-Term Securities
Money Market Funds	1,621,788,775	—	—	1,621,788,775

	$1,621,788,775	$3,895,305,355	$—	$5,517,094,130

See notes to financial statements.

62	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Aerospace & Defense — 2.7%
3M Co.
5.70%, 03/15/37(a)	$500	$481,204
3.13%, 09/19/46(a)	363	220,879
3.63%, 10/15/47(a)	1,000	643,477
4.00%, 09/14/48(a)	979	687,423
3.25%, 08/26/49(a)	805	472,817
3.70%, 04/15/50	713	471,741
Boeing Co.
3.60%, 05/01/34	800	623,656
3.25%, 02/01/35	725	536,050
3.55%, 03/01/38	650	456,649
3.50%, 03/01/39	350	238,078
6.88%, 03/15/39	450	455,809
5.88%, 02/15/40	400	357,767
5.71%, 05/01/40	2,759	2,440,527
3.38%, 06/15/46(a)	463	279,333
3.65%, 03/01/47	250	155,707
3.63%, 03/01/48	320	198,314
3.85%, 11/01/48	324	209,475
3.90%, 05/01/49	620	403,828
3.75%, 02/01/50	1,697	1,079,344
5.81%, 05/01/50	5,038	4,337,218
3.95%, 08/01/59(a)	900	554,329
5.93%, 05/01/60	3,273	2,753,589
General Dynamics Corp.
4.25%, 04/01/40	829	671,970
2.85%, 06/01/41	397	260,440
3.60%, 11/15/42	450	323,722
4.25%, 04/01/50	713	555,404
General Electric Co.
5.88%, 01/14/38	800	781,454
6.88%, 01/10/39	700	748,882
4.50%, 03/11/44	500	396,729
4.35%, 05/01/50	450	337,000
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	499,263
3.90%, 09/01/42	1,000	769,935
L3Harris Technologies, Inc.
4.85%, 04/27/35	883	772,265
6.15%, 12/15/40	270	256,000
5.60%, 07/31/53	515	455,093
Lockheed Martin Corp.
4.75%, 02/15/34	675	620,451
3.60%, 03/01/35(a)	450	367,276
4.50%, 05/15/36	1,159	1,014,926
5.72%, 06/01/40(a)	300	286,824
4.07%, 12/15/42	1,161	899,614
3.80%, 03/01/45	1,243	904,927
4.70%, 05/15/46	1,170	966,482
2.80%, 06/15/50	650	379,273
4.09%, 09/15/52	1,413	1,042,039
4.15%, 06/15/53	660	490,889
5.70%, 11/15/54(a)	850	795,992
5.20%, 02/15/55	635	553,646
4.30%, 06/15/62	660	482,611
5.90%, 11/15/63	675	645,166
Series B, 6.15%, 09/01/36	550	559,791
Northrop Grumman Corp.
5.15%, 05/01/40	500	438,180
5.05%, 11/15/40	300	257,631

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
4.75%, 06/01/43	$1,024	$838,960
3.85%, 04/15/45	550	389,813
4.03%, 10/15/47	2,243	1,630,422
5.25%, 05/01/50	829	720,770
4.95%, 03/15/53	970	803,477
Parker-Hannifin Corp.
4.20%, 11/21/34	763	643,646
6.25%, 05/15/38	295	285,963
4.45%, 11/21/44	400	309,086
4.10%, 03/01/47	613	447,186
4.00%, 06/14/49	763	546,070
RTX Corp.
5.40%, 05/01/35(a)	800	740,758
6.13%, 07/15/38	550	526,107
4.45%, 11/16/38	413	329,342
5.70%, 04/15/40	600	538,861
4.88%, 10/15/40	163	133,735
4.70%, 12/15/41	426	339,111
4.50%, 06/01/42	3,774	2,928,556
4.80%, 12/15/43	350	277,340
4.15%, 05/15/45	663	475,178
3.75%, 11/01/46	1,220	807,853
4.35%, 04/15/47	829	608,188
4.05%, 05/04/47	413	288,922
4.63%, 11/16/48	1,486	1,143,487
3.13%, 07/01/50	1,103	639,775
2.82%, 09/01/51	1,063	573,092
3.03%, 03/15/52	1,100	614,715
5.38%, 02/27/53	1,290	1,093,493

		54,264,995

Automobile Components — 0.2%
Aptiv PLC
4.40%, 10/01/46(a)	413	280,012
5.40%, 03/15/49(a)	350	272,976
3.10%, 12/01/51	1,479	796,668
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	963	634,141
BorgWarner, Inc., 4.38%, 03/15/45	400	284,783
Lear Corp.
5.25%, 05/15/49	563	433,084
3.55%, 01/15/52	376	211,725

		2,913,389

Automobiles — 0.4%
Cummins, Inc.
4.88%, 10/01/43	400	342,373
2.60%, 09/01/50	613	336,626
General Motors Co.
5.00%, 04/01/35	620	515,943
6.60%, 04/01/36	1,013	952,596
5.15%, 04/01/38	963	774,581
6.25%, 10/02/43	1,413	1,214,407
5.20%, 04/01/45	1,029	764,913
6.75%, 04/01/46	642	575,306
5.40%, 04/01/48	883	661,969
5.95%, 04/01/49(a)	888	717,966

		6,856,680

Banks — 1.6%
Bank of America N.A., 6.00%, 10/15/36	900	867,422
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,299	1,187,913
5.75%, 12/01/43(a)	1,050	929,067

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA (continued) 5.25%, 08/04/45(a)	$997	$821,377
Fifth Third Bancorp, 8.25%, 03/01/38	925	941,070
HSBC Bank USA NA, 7.00%, 01/15/39(a)	261	261,197
Regions Bank, 6.45%, 06/26/37	450	395,604
Sumitomo Mitsui Financial Group, Inc., 6.18%, 07/13/43	950	888,789
UBS AG, 4.50%, 06/26/48	800	634,976
Wachovia Corp., 5.50%, 08/01/35	1,200	1,068,182
Wells Fargo & Co.
5.38%, 11/02/43	1,895	1,554,561
5.61%, 01/15/44	2,292	1,931,697
4.65%, 11/04/44	2,075	1,529,564
3.90%, 05/01/45	2,503	1,739,363
4.90%, 11/17/45	1,993	1,515,810
4.40%, 06/14/46	1,706	1,193,312
4.75%, 12/07/46	1,575	1,159,953
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	2,881	2,124,145
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	3,359	2,146,413
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	4,957	3,931,203
Wells Fargo Bank NA
5.85%, 02/01/37	1,550	1,429,483
6.60%, 01/15/38	1,200	1,177,351
Westpac Banking Corp.
4.42%, 07/24/39	829	605,940
2.96%, 11/16/40	1,000	583,623
3.13%, 11/18/41	926	540,891

		31,158,906

Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	4,754,853
4.90%, 02/01/46	9,988	8,317,771
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	528,024
4.63%, 02/01/44	538	435,624
4.90%, 02/01/46	1,463	1,218,352
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,223,421
8.20%, 01/15/39	1,253	1,464,474
5.45%, 01/23/39	2,029	1,871,863
4.35%, 06/01/40	829	669,342
4.95%, 01/15/42	1,713	1,472,072
4.60%, 04/15/48	1,785	1,446,031
4.44%, 10/06/48(a)	1,023	791,565
5.55%, 01/23/49	3,539	3,210,646
4.50%, 06/01/50	2,000	1,588,066
4.75%, 04/15/58	1,300	1,041,541
5.80%, 01/23/59	1,929	1,781,519
Brown-Forman Corp.
4.00%, 04/15/38	413	329,316
4.50%, 07/15/45	425	339,843
Coca-Cola Co.
2.50%, 06/01/40	829	535,325
2.88%, 05/05/41	613	412,162
4.20%, 03/25/50	450	352,412
2.60%, 06/01/50	1,279	728,041
3.00%, 03/05/51(a)	1,770	1,104,040
2.50%, 03/15/51	1,663	917,288
2.75%, 06/01/60(a)	825	462,891

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	$500	$428,290
Constellation Brands, Inc.
4.50%, 05/09/47	400	300,525
4.10%, 02/15/48	613	433,460
5.25%, 11/15/48	400	334,333
3.75%, 05/01/50	663	442,111
Diageo Capital PLC
5.88%, 09/30/36	500	494,205
3.88%, 04/29/43	931	693,343
Diageo Investment Corp.
7.45%, 04/15/35	350	387,776
4.25%, 05/11/42	163	127,434
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	500	377,372
4.42%, 12/15/46	413	300,949
5.09%, 05/25/48	250	204,641
3.80%, 05/01/50	663	440,056
3.35%, 03/15/51(a)	463	278,605
4.50%, 04/15/52	1,163	860,675
Molson Coors Beverage Co.
5.00%, 05/01/42	1,150	940,999
4.20%, 07/15/46	1,668	1,182,828
PepsiCo, Inc.
5.50%, 01/15/40(a)	450	425,004
3.50%, 03/19/40	250	186,278
4.88%, 11/01/40	250	221,094
2.63%, 10/21/41	563	360,506
4.00%, 03/05/42	500	386,561
3.60%, 08/13/42	800	587,999
4.45%, 04/14/46	800	652,939
3.45%, 10/06/46	1,399	968,233
4.00%, 05/02/47	450	346,610
3.38%, 07/29/49	225	150,593
2.88%, 10/15/49	813	494,313
3.63%, 03/19/50	579	404,349
2.75%, 10/21/51	1,043	606,016
4.20%, 07/18/52	675	520,762
4.65%, 02/15/53	500	419,480
3.88%, 03/19/60	450	315,568

		52,270,389

Biotechnology — 1.9%
Amgen, Inc.
6.38%, 06/01/37	400	394,511
6.40%, 02/01/39	300	297,044
3.15%, 02/21/40	1,829	1,224,919
5.75%, 03/15/40	350	318,229
2.80%, 08/15/41	911	563,515
4.95%, 10/01/41	650	535,372
5.15%, 11/15/41	663	560,255
5.60%, 03/02/43	3,200	2,854,130
4.40%, 05/01/45	2,045	1,535,921
4.56%, 06/15/48	1,263	955,489
3.38%, 02/21/50	2,029	1,253,828
4.66%, 06/15/51	3,628	2,761,003
3.00%, 01/15/52(a)	1,160	659,042
4.20%, 02/22/52	810	569,847
4.88%, 03/01/53	400	312,287
5.65%, 03/02/53	4,050	3,562,027
2.77%, 09/01/53	829	433,110
4.40%, 02/22/62	1,075	743,707
5.75%, 03/02/63	2,670	2,312,539

64	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Baxalta, Inc., 5.25%, 06/23/45	$427	$363,070
Biogen, Inc.
5.20%, 09/15/45	1,000	832,161
3.15%, 05/01/50	1,387	798,758
3.25%, 02/15/51(a)	736	430,440
Gilead Sciences, Inc.
4.60%, 09/01/35	1,119	981,798
4.00%, 09/01/36	750	611,025
2.60%, 10/01/40	1,030	644,204
5.65%, 12/01/41	869	803,592
4.80%, 04/01/44	1,761	1,447,290
4.50%, 02/01/45	1,753	1,371,433
4.75%, 03/01/46	2,393	1,934,238
4.15%, 03/01/47	1,253	922,817
2.80%, 10/01/50(a)	1,294	729,817
5.55%, 10/15/53	1,100	993,645
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	372,082
Royalty Pharma PLC
3.30%, 09/02/40(a)	1,079	681,832
3.55%, 09/02/50(a)	950	554,281
3.35%, 09/02/51	663	365,635

		36,684,893

Broadline Retail — 1.1%
Alibaba Group Holding Ltd.
4.50%, 11/28/34	500	420,680
4.00%, 12/06/37	878	655,295
2.70%, 02/09/41(a)	950	545,376
4.20%, 12/06/47	1,751	1,177,066
3.15%, 02/09/51	1,366	734,375
4.40%, 12/06/57	978	645,969
3.25%, 02/09/61	950	482,743
Amazon.com, Inc.
4.80%, 12/05/34	1,496	1,400,189
3.88%, 08/22/37	2,129	1,743,720
2.88%, 05/12/41	1,660	1,114,376
4.95%, 12/05/44	1,513	1,350,373
4.05%, 08/22/47	3,773	2,876,308
2.50%, 06/03/50	2,279	1,260,377
3.10%, 05/12/51	3,309	2,050,162
3.95%, 04/13/52(a)	1,826	1,334,926
4.25%, 08/22/57	1,959	1,482,487
2.70%, 06/03/60	2,029	1,088,148
3.25%, 05/12/61	1,779	1,065,352
4.10%, 04/13/62	1,129	811,694
TJX Cos., Inc., 4.50%, 04/15/50	413	326,241

		22,565,857

Building Materials — 0.4%
Carrier Global Corp.
3.38%, 04/05/40	1,379	927,873
3.58%, 04/05/50	1,843	1,155,778
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	283,984
Johnson Controls International PLC
6.00%, 01/15/36	300	291,982
4.63%, 07/02/44	620	478,345
5.13%, 09/14/45	238	195,930
4.50%, 02/15/47	453	343,003
4.95%, 07/02/64(c)	365	275,132
Lafarge SA, 7.13%, 07/15/36	400	411,270
Martin Marietta Materials, Inc.
4.25%, 12/15/47	513	371,467
3.20%, 07/15/51	925	549,508

Security	Par (000)	Value

Building Materials (continued)
Masco Corp.
4.50%, 05/15/47	$350	$249,313
3.13%, 02/15/51	222	124,392
Owens Corning
7.00%, 12/01/36	300	301,491
4.30%, 07/15/47	650	463,238
4.40%, 01/30/48	329	236,499
Trane Technologies Global Holding Co. Ltd., 4.30%, 02/21/48(a)	413	301,256
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/44(a)	500	387,803
4.50%, 03/21/49	413	312,968
Vulcan Materials Co.
4.50%, 06/15/47(a)	713	544,063
4.70%, 03/01/48	400	311,055

		8,516,350

Building Products — 1.2%
Home Depot, Inc.
5.88%, 12/16/36	2,776	2,749,116
3.30%, 04/15/40	1,311	926,906
5.40%, 09/15/40	413	377,560
5.95%, 04/01/41	913	885,316
4.20%, 04/01/43	920	714,441
4.88%, 02/15/44	900	757,333
4.40%, 03/15/45	1,036	811,355
4.25%, 04/01/46	1,479	1,124,211
3.90%, 06/15/47	1,069	764,886
4.50%, 12/06/48	1,379	1,086,771
3.13%, 12/15/49	1,146	697,246
3.35%, 04/15/50	1,298	822,572
2.38%, 03/15/51	1,145	584,797
2.75%, 09/15/51	913	508,660
3.63%, 04/15/52	1,358	904,374
4.95%, 09/15/52(a)	930	782,785
3.50%, 09/15/56	900	569,104
Lowe’s Cos., Inc.
5.50%, 10/15/35	900	840,554
5.00%, 04/15/40	329	274,776
4.38%, 09/15/45	829	604,393
3.70%, 04/15/46	1,250	822,075
4.05%, 05/03/47	1,579	1,089,550
5.13%, 04/15/50	750	606,165
3.00%, 10/15/50(a)	1,719	944,807
3.50%, 04/01/51	829	502,071
4.25%, 04/01/52	1,108	767,904
5.63%, 04/15/53	1,145	989,429
5.75%, 07/01/53	130	114,071
4.45%, 04/01/62	900	614,490
5.85%, 04/01/63	1,000	853,167

		24,090,885

Capital Markets — 0.4%
Brookfield Finance LLC, 3.45%, 04/15/50	450	259,734
Brookfield Finance, Inc.
4.70%, 09/20/47	823	607,744
3.50%, 03/30/51	581	339,567
3.63%, 02/15/52	279	165,152
CI Financial Corp., 4.10%, 06/15/51(a)	709	377,153
Franklin Resources, Inc., 2.95%, 08/12/51	225	119,876
Invesco Finance PLC, 5.38%, 11/30/43	413	348,401
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	900,792
Legg Mason, Inc., 5.63%, 01/15/44	516	455,144

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Nasdaq, Inc.
5.55%, 02/15/34	$1,170	$1,085,282
5.95%, 08/15/53	300	267,650
Raymond James Financial, Inc.
4.95%, 07/15/46	663	524,653
3.75%, 04/01/51	650	417,296
S&P Global, Inc., 3.70%, 03/01/52	849	573,648
UBS Group AG, 4.88%, 05/15/45	1,932	1,539,423

		7,981,515

Chemicals — 1.6%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	708	459,361
2.80%, 05/15/50(a)	884	521,019
Albemarle Corp.(a)
5.45%, 12/01/44	350	286,045
5.65%, 06/01/52	400	309,769
CF Industries, Inc.
5.15%, 03/15/34	663	587,518
4.95%, 06/01/43	663	511,824
5.38%, 03/15/44	663	539,158
Dow Chemical Co.
4.25%, 10/01/34	378	318,718
9.40%, 05/15/39	479	584,759
5.25%, 11/15/41	826	693,525
4.38%, 11/15/42	1,063	789,598
4.63%, 10/01/44	400	301,561
5.55%, 11/30/48	829	699,727
4.80%, 05/15/49	829	629,531
3.60%, 11/15/50	963	607,642
6.90%, 05/15/53	850	849,691
DuPont de Nemours, Inc.
5.32%, 11/15/38	1,530	1,367,482
5.42%, 11/15/48	2,043	1,771,949
Eastman Chemical Co.
4.80%, 09/01/42	463	355,024
4.65%, 10/15/44	879	641,071
Ecolab, Inc.
3.95%, 12/01/47	500	363,774
2.13%, 08/15/50	660	320,562
2.70%, 12/15/51(a)	841	461,611
2.75%, 08/18/55(a)	700	372,143
Emerson Electric Co.
5.25%, 11/15/39	250	225,302
2.75%, 10/15/50(a)	829	465,046
2.80%, 12/21/51	807	457,019
FMC Corp.
4.50%, 10/01/49	507	334,807
6.38%, 05/18/53	420	353,587
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	413	268,482
5.00%, 09/26/48	763	548,956
Linde, Inc.
3.55%, 11/07/42	500	357,209
2.00%, 08/10/50(a)	233	112,128
LYB International Finance BV
5.25%, 07/15/43	700	563,323
4.88%, 03/15/44	938	715,139
LYB International Finance III LLC
3.38%, 10/01/40	741	480,021
4.20%, 10/15/49	966	640,502
4.20%, 05/01/50	963	637,090
3.63%, 04/01/51	953	574,318

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance III LLC (continued) 3.80%, 10/01/60(a)	$480	$277,199
LyondellBasell Industries NV, 4.63%, 02/26/55	795	554,665
Mosaic Co.
5.45%, 11/15/33	386	352,772
4.88%, 11/15/41	350	267,827
5.63%, 11/15/43	520	436,212
Nutrien Ltd.
4.13%, 03/15/35	350	281,269
5.88%, 12/01/36	410	380,005
5.63%, 12/01/40	600	527,923
6.13%, 01/15/41	350	322,685
4.90%, 06/01/43(a)	413	327,839
5.25%, 01/15/45	520	425,704
5.00%, 04/01/49	620	482,523
3.95%, 05/13/50	413	278,107
5.80%, 03/27/53(a)	660	576,691
RPM International, Inc.
5.25%, 06/01/45	163	128,940
4.25%, 01/15/48(a)	300	205,110
Sherwin-Williams Co.
4.55%, 08/01/45	400	300,420
4.50%, 06/01/47	1,329	1,002,439
3.80%, 08/15/49	727	480,489
3.30%, 05/15/50	500	300,070
2.90%, 03/15/52	500	270,817
Westlake Corp.
2.88%, 08/15/41	295	173,339
5.00%, 08/15/46	620	471,276
4.38%, 11/15/47	465	321,578
3.13%, 08/15/51(a)	520	280,052
3.38%, 08/15/61	420	216,884

		30,718,826

Commercial Services & Supplies — 0.1%
GATX Corp.
5.20%, 03/15/44(a)	300	237,367
3.10%, 06/01/51	500	268,291
Republic Services, Inc., 5.00%, 04/01/34	710	651,250

		1,156,908

Communications Equipment — 0.2%
Cisco Systems, Inc.
5.90%, 02/15/39	1,859	1,848,770
5.50%, 01/15/40	1,902	1,804,952
Juniper Networks, Inc., 5.95%, 03/15/41	413	358,913
Motorola Solutions, Inc., 5.50%, 09/01/44	300	251,726
Nokia OYJ, 6.63%, 05/15/39(a)	500	434,132

		4,698,493

Construction Materials — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,036	839,109
3.75%, 05/15/46	350	245,472
4.20%, 05/15/47	600	465,779

		1,550,360

Consumer Discretionary — 0.0%
Harley-Davidson, Inc., 4.63%, 07/28/45(a)	246	168,704
Quanta Services, Inc., 3.05%, 10/01/41	451	270,343

		439,047

Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	1,100	829,213

66	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Global Payments, Inc.
4.15%, 08/15/49	$743	$481,786
5.95%, 08/15/52	655	552,981
Mastercard, Inc.
3.80%, 11/21/46	550	403,765
3.95%, 02/26/48	450	339,776
3.65%, 06/01/49	963	681,062
3.85%, 03/26/50	1,419	1,036,808
2.95%, 03/15/51(a)	704	429,587
Moody’s Corp.
2.75%, 08/19/41(a)	547	337,537
5.25%, 07/15/44(a)	500	429,717
4.88%, 12/17/48	350	281,688
3.25%, 05/20/50	64	38,569
3.75%, 02/25/52	766	510,631
3.10%, 11/29/61	384	208,053
PayPal Holdings, Inc.
3.25%, 06/01/50(a)	900	552,559
5.05%, 06/01/52	780	659,552
5.25%, 06/01/62(a)	430	356,038
S&P Global, Inc.
3.25%, 12/01/49	545	339,576
2.30%, 08/15/60	663	308,151
3.90%, 03/01/62	450	302,696
Visa, Inc.
4.15%, 12/14/35	1,413	1,231,204
2.70%, 04/15/40	829	554,573
4.30%, 12/14/45	3,246	2,591,503
3.65%, 09/15/47	676	486,482
2.00%, 08/15/50(a)	1,611	822,660
Western Union Co., 6.20%, 11/17/36(a)	433	407,797

		15,173,964

Consumer Staples Distribution & Retail — 1.8%
Campbell Soup Co.
4.80%, 03/15/48	620	470,527
3.13%, 04/24/50	465	264,789
Conagra Brands, Inc.
5.30%, 11/01/38	829	693,957
5.40%, 11/01/48	973	778,760
Dollar General Corp.
4.13%, 04/03/50	429	280,392
5.50%, 11/01/52(a)	250	199,828
Dollar Tree, Inc., 3.38%, 12/01/51	329	186,930
General Mills, Inc.
5.40%, 06/15/40	450	394,506
4.70%, 04/17/48(a)	400	317,483
3.00%, 02/01/51	571	327,002
Ingredion, Inc., 3.90%, 06/01/50	413	260,752
Kellogg Co., 4.50%, 04/01/46	553	424,660
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	361,604
Kraft Heinz Foods Co.
5.00%, 07/15/35	671	596,517
6.88%, 01/26/39	813	821,562
4.63%, 10/01/39	413	332,768
6.50%, 02/09/40	421	409,667
5.00%, 06/04/42	1,487	1,225,576
5.20%, 07/15/45	1,253	1,035,446
4.38%, 06/01/46	2,700	1,975,471
4.88%, 10/01/49	1,187	929,297
5.50%, 06/01/50	763	654,853
Kroger Co.
6.90%, 04/15/38	350	356,154

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Kroger Co. (continued)
5.40%, 07/15/40	$900	$771,702
5.15%, 08/01/43	309	250,368
3.88%, 10/15/46	413	273,056
4.45%, 02/01/47	829	614,053
4.65%, 01/15/48	413	312,724
5.40%, 01/15/49	613	525,345
3.95%, 01/15/50	575	389,378
Sysco Corp.
5.38%, 09/21/35	350	319,185
6.60%, 04/01/40	350	344,884
4.85%, 10/01/45	397	307,119
4.50%, 04/01/46	428	317,017
4.45%, 03/15/48(a)	413	305,777
3.30%, 02/15/50	400	241,569
6.60%, 04/01/50(a)	1,179	1,163,155
3.15%, 12/14/51(a)	1,000	578,222
Target Corp.
6.50%, 10/15/37	400	410,217
7.00%, 01/15/38	655	709,979
4.00%, 07/01/42	950	736,491
3.63%, 04/15/46	702	486,331
3.90%, 11/15/47	413	294,927
2.95%, 01/15/52(a)	850	489,549
4.80%, 01/15/53(a)	1,000	813,312
Walgreens Boots Alliance, Inc.
4.50%, 11/18/34	300	242,088
4.80%, 11/18/44(a)	750	500,265
4.65%, 06/01/46(a)	450	291,548
4.10%, 04/15/50(a)	829	482,537
Walmart, Inc.
5.25%, 09/01/35	1,200	1,173,651
6.50%, 08/15/37	1,000	1,075,015
6.20%, 04/15/38	650	678,852
3.95%, 06/28/38	500	411,642
5.63%, 04/01/40	1,659	1,608,014
5.00%, 10/25/40	350	320,445
5.63%, 04/15/41	550	536,418
2.50%, 09/22/41	854	539,218
4.30%, 04/22/44	300	247,388
4.05%, 06/29/48	1,493	1,151,662
2.95%, 09/24/49(a)	550	342,478
2.65%, 09/22/51	1,342	770,284
4.50%, 09/09/52	900	730,218
4.50%, 04/15/53	1,300	1,055,550

		36,110,134

Containers & Packaging — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	225,750
International Paper Co.
5.00%, 09/15/35(a)	400	362,996
6.00%, 11/15/41	600	552,079
4.80%, 06/15/44	1,041	812,664
5.15%, 05/15/46	400	323,845
4.40%, 08/15/47	613	447,328
4.35%, 08/15/48(a)	675	495,304
Packaging Corp. of America
4.05%, 12/15/49	538	369,039
3.05%, 10/01/51	620	349,544
Sonoco Products Co., 5.75%, 11/01/40(a)	450	398,747

		4,337,296

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Consumer Services — 0.0%
University of Southern California, 4.98%, 10/01/53	$315	$271,273

Diversified REITs — 1.0%
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/34	843	614,559
4.75%, 04/15/35	510	431,373
4.85%, 04/15/49	163	120,126
4.00%, 02/01/50	629	409,560
3.00%, 05/18/51	880	465,969
3.55%, 03/15/52	1,030	614,284
5.15%, 04/15/53	545	429,171
American Homes 4 Rent LP
3.38%, 07/15/51	450	253,358
4.30%, 04/15/52	150	101,719
American Tower Corp.
3.70%, 10/15/49	600	371,946
3.10%, 06/15/50	1,128	622,025
2.95%, 01/15/51(a)	1,070	569,538
AvalonBay Communities, Inc.
3.90%, 10/15/46	663	447,305
4.15%, 07/01/47	300	213,658
Boston Properties LP, 6.50%, 01/15/34(a)	400	365,251
Camden Property Trust, 3.35%, 11/01/49	300	186,675
Corporate Office Properties LP, 2.90%, 12/01/33(a)	413	280,553
Crown Castle, Inc.
2.90%, 04/01/41(a)	1,159	698,834
4.75%, 05/15/47	350	258,958
5.20%, 02/15/49	400	315,092
4.00%, 11/15/49	200	129,624
3.25%, 01/15/51(a)	900	509,050
Equinix, Inc.
3.00%, 07/15/50(a)	514	279,838
2.95%, 09/15/51	200	107,206
3.40%, 02/15/52	660	391,460
ERP Operating LP
4.50%, 07/01/44	697	524,717
4.50%, 06/01/45(a)	413	300,132
Essex Portfolio LP
4.50%, 03/15/48	300	216,540
2.65%, 09/01/50	329	161,168
Federal Realty OP LP, 4.50%, 12/01/44	500	351,926
Healthpeak OP LLC, 6.75%, 02/01/41(a)	250	238,414
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	413	292,624
Kilroy Realty LP, 2.65%, 11/15/33(a)	329	214,990
Kimco Realty OP LLC
4.25%, 04/01/45(a)	500	347,474
4.13%, 12/01/46	250	164,873
4.45%, 09/01/47	288	202,202
3.70%, 10/01/49(a)	413	255,571
Mid-America Apartments LP, 2.88%, 09/15/51	259	141,010
Prologis LP
5.13%, 01/15/34	425	389,190
4.38%, 09/15/48	496	361,540
3.05%, 03/01/50	200	114,973
3.00%, 04/15/50(a)	700	403,167
2.13%, 10/15/50	400	187,348
5.25%, 06/15/53	1,010	849,341
Regency Centers LP, 4.40%, 02/01/47	413	288,845
Simon Property Group LP
6.75%, 02/01/40	600	589,319
4.75%, 03/15/42	476	366,548
4.25%, 10/01/44	163	114,247
4.25%, 11/30/46	413	286,422

Security	Par (000)	Value

Diversified REITs (continued)
Simon Property Group LP (continued)
3.25%, 09/13/49(a)	$1,341	$776,670
3.80%, 07/15/50(a)	829	526,921
5.85%, 03/08/53	600	521,977
Ventas Realty LP
5.70%, 09/30/43	550	452,333
4.88%, 04/15/49	300	217,981
Welltower OP LLC
6.50%, 03/15/41(a)	350	331,819
4.95%, 09/01/48	450	349,192
Weyerhaeuser Co., 4.00%, 03/09/52	350	238,763

		19,965,369

Diversified Telecommunication Services — 3.6%
AT&T, Inc.
2.55%, 12/01/33	3,580	2,569,368
5.40%, 02/15/34(a)	2,445	2,246,537
4.50%, 05/15/35	2,320	1,934,723
5.25%, 03/01/37	850	742,980
4.90%, 08/15/37	575	483,422
6.30%, 01/15/38	700	673,455
6.55%, 02/15/39	300	290,907
4.85%, 03/01/39	1,100	897,380
5.35%, 09/01/40	1,000	849,874
3.50%, 06/01/41(a)	2,300	1,537,641
5.55%, 08/15/41(a)	500	431,567
4.30%, 12/15/42	1,350	999,625
3.10%, 02/01/43(a)	1,300	824,603
4.65%, 06/01/44	405	306,072
4.35%, 06/15/45	1,250	896,522
4.75%, 05/15/46	2,000	1,511,616
5.15%, 11/15/46	680	542,948
5.65%, 02/15/47(a)	900	794,608
5.45%, 03/01/47(a)	300	252,448
4.50%, 03/09/48	1,850	1,339,553
4.55%, 03/09/49	850	613,546
5.15%, 02/15/50	500	393,979
3.65%, 06/01/51	3,100	1,907,971
3.30%, 02/01/52(a)	800	466,340
3.50%, 09/15/53	6,889	4,056,583
3.55%, 09/15/55	6,833	3,972,008
5.70%, 03/01/57(a)	250	210,956
3.80%, 12/01/57	5,499	3,311,511
3.65%, 09/15/59	5,911	3,419,884
3.85%, 06/01/60(a)	1,400	843,324
3.50%, 02/01/61	750	426,059
Telefonica Emisiones SA
7.05%, 06/20/36	1,840	1,837,024
4.67%, 03/06/38	655	509,282
5.21%, 03/08/47	2,267	1,724,638
4.90%, 03/06/48	1,182	851,639
5.52%, 03/01/49(a)	1,000	788,935
Verizon Communications, Inc.
4.40%, 11/01/34	1,993	1,687,237
4.27%, 01/15/36(a)	1,200	990,287
5.25%, 03/16/37	800	720,535
4.81%, 03/15/39	1,242	1,029,269
2.65%, 11/20/40	3,213	1,942,184
3.40%, 03/22/41(a)	3,586	2,419,855
2.85%, 09/03/41	1,288	795,475
3.85%, 11/01/42	163	115,301
6.55%, 09/15/43	900	896,014
4.13%, 08/15/46	950	679,340
4.86%, 08/21/46(a)	1,959	1,559,223

68	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.52%, 09/15/48	$1,250	$935,388
4.00%, 03/22/50	779	529,684
2.88%, 11/20/50(a)	2,823	1,542,984
3.55%, 03/22/51(a)	4,699	2,952,515
3.88%, 03/01/52(a)	1,322	881,815
5.01%, 08/21/54	800	633,391
4.67%, 03/15/55(a)	750	559,662
2.99%, 10/30/56	3,939	2,072,471
3.00%, 11/20/60(a)	2,025	1,036,625
3.70%, 03/22/61(a)	3,212	1,958,942

		71,397,725

Education — 0.9%
American University, Series 2019, 3.67%, 04/01/49	111	77,547
Brown University, Series A, 2.92%, 09/01/50	610	369,847
California Institute of Technology
4.70%, 11/01/2111	250	183,995
3.65%, 09/01/2119	1,829	1,057,766
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122	279	228,839
Duke University
Series 2020, 2.68%, 10/01/44	225	145,773
Series 2020, 2.83%, 10/01/55	1,330	757,084
Emory University, Series 2020, 2.97%, 09/01/50	288	172,284
Ford Foundation, Series 2020, 2.82%, 06/01/70(a)	2,520	1,282,691
George Washington University
4.87%, 09/15/45	26	21,873
Series 2014, 4.30%, 09/15/44	163	125,067
Series 2018, 4.13%, 09/15/48	606	457,145
Georgetown University, Series 20A, 2.94%, 04/01/50	27	15,798
Howard University, Series 22A, 5.21%, 10/01/52	64	49,826
Leland Stanford Junior University
3.65%, 05/01/48	620	448,024
2.41%, 06/01/50(a)	225	122,762
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,635,356
5.60%, 07/01/2111	413	382,418
4.68%, 07/01/2114	225	173,983
3.89%, 07/01/2116(a)	1,000	643,249
Series F, 2.99%, 07/01/50	216	134,896
Series G, 2.29%, 07/01/51(a)	101	53,202
Northwestern University
3.87%, 12/01/48	26	19,260
Series 2017, 3.66%, 12/01/57	1,000	674,353
President and Fellows of Harvard College
3.15%, 07/15/46	2,113	1,399,367
2.52%, 10/15/50	133	74,653
3.30%, 07/15/56	579	370,107
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	329	180,078
Thomas Jefferson University, 3.85%, 11/01/57	66	41,450
Trustees of Boston College, 3.13%, 07/01/52	413	257,027
Trustees of Princeton University(a)
5.70%, 03/01/39	413	407,718
4.20%, 03/01/52	1,000	791,028
Series 2020, 2.52%, 07/01/50	346	197,998
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	103	61,002
Series 2020, 2.40%, 10/01/50	674	360,456
University of Chicago
3.00%, 10/01/52	2,000	1,237,028

Security	Par (000)	Value

Education (continued)
University of Chicago (continued)
Series C, 2.55%, 04/01/50	$64	$37,065
University of Miami, Series 2022, 4.06%, 04/01/52	500	360,551
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	28	19,117
University of Southern California
3.03%, 10/01/39	130	93,971
2.81%, 10/01/50	63	36,438
Series 2017, 3.84%, 10/01/47	1,000	739,232
Series 21A, 2.95%, 10/01/51	883	526,891
Series A, 3.23%, 10/01/2120	61	31,436
Washington University
4.35%, 04/15/2122	29	20,423
Series 2022, 3.52%, 04/15/54(a)	1,350	915,848
William Marsh Rice University, 3.77%, 05/15/55	215	153,235
Yale University, Series 2020, 2.40%, 04/15/50	113	61,482

		17,606,639

Electric Utilities — 10.1%
AEP Texas, Inc.
3.45%, 05/15/51	829	495,915
5.25%, 05/15/52	880	712,108
Series H, 3.45%, 01/15/50	163	98,797
AEP Transmission Co. LLC
3.75%, 12/01/47	600	406,566
3.80%, 06/15/49	829	562,185
3.15%, 09/15/49	64	38,208
5.40%, 03/15/53	500	436,739
Series M, 3.65%, 04/01/50	413	271,890
Series N, 2.75%, 08/15/51	329	176,754
Series O, 4.50%, 06/15/52	2,000	1,518,686
Alabama Power Co.
6.13%, 05/15/38	829	807,175
6.00%, 03/01/39	450	427,234
3.85%, 12/01/42	500	358,808
3.75%, 03/01/45	618	425,934
4.30%, 01/02/46	163	119,980
3.45%, 10/01/49	120	75,477
3.13%, 07/15/51	496	287,409
3.00%, 03/15/52	550	310,181
Series B, 3.70%, 12/01/47	277	184,778
Ameren Illinois Co.
4.15%, 03/15/46	413	301,787
3.70%, 12/01/47	500	342,000
4.50%, 03/15/49	250	195,482
3.25%, 03/15/50	197	121,597
5.90%, 12/01/52	400	379,676
American Electric Power Co., Inc., 3.25%, 03/01/50(a)	829	485,725
Appalachian Power Co.
7.00%, 04/01/38	400	411,161
4.40%, 05/15/44	163	117,904
4.45%, 06/01/45	250	183,864
Series Z, 3.70%, 05/01/50	650	410,034
Arizona Public Service Co.
5.05%, 09/01/41(a)	163	131,916
4.50%, 04/01/42	829	627,192
3.75%, 05/15/46	750	483,881
4.20%, 08/15/48	163	111,511
3.50%, 12/01/49	911	547,188
3.35%, 05/15/50(a)	500	293,885
2.65%, 09/15/50	300	153,411

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Avista Corp.
4.35%, 06/01/48	$496	$358,133
4.00%, 04/01/52(a)	300	198,681
Baltimore Gas and Electric Co.
6.35%, 10/01/36	413	412,879
3.50%, 08/15/46	579	374,005
3.75%, 08/15/47	800	543,843
3.20%, 09/15/49	145	88,283
2.90%, 06/15/50	371	208,388
4.55%, 06/01/52	630	478,975
5.40%, 06/01/53	710	615,820
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,563	1,520,760
5.95%, 05/15/37	829	791,737
5.15%, 11/15/43	563	474,078
4.50%, 02/01/45	679	522,096
3.80%, 07/15/48	763	502,712
4.45%, 01/15/49	963	705,400
4.25%, 10/15/50	829	580,298
2.85%, 05/15/51	1,429	787,126
4.60%, 05/01/53	1,029	762,383
Black Hills Corp.
4.20%, 09/15/46(a)	250	170,818
3.88%, 10/15/49	288	182,863
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	26	18,041
4.50%, 04/01/44	800	624,927
3.95%, 03/01/48	163	116,234
5.30%, 04/01/53	60	52,929
Sereis AJ, 4.85%, 10/01/52	500	408,889
Series AC, 4.25%, 02/01/49	950	710,893
Series AD, 2.90%, 07/01/50	250	142,755
Series AF, 3.35%, 04/01/51	613	383,605
Series AH, 3.60%, 03/01/52	800	525,315
CenterPoint Energy, Inc., 3.70%, 09/01/49	163	103,159
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	217,229
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	257,662
Commonwealth Edison Co.
5.90%, 03/15/36	800	776,214
6.45%, 01/15/38	350	349,425
3.80%, 10/01/42	320	229,780
4.60%, 08/15/43	300	239,788
3.70%, 03/01/45	163	112,099
4.35%, 11/15/45	800	603,630
3.65%, 06/15/46	620	415,379
4.00%, 03/01/48	829	592,369
4.00%, 03/01/49	829	589,173
3.00%, 03/01/50	413	238,505
5.30%, 02/01/53	440	379,687
Series 123, 3.75%, 08/15/47	900	614,341
Series 127, 3.20%, 11/15/49	505	301,847
Series 130, 3.13%, 03/15/51	329	193,429
Series 131, 2.75%, 09/01/51	413	223,203
Series 133, 3.85%, 03/15/52	659	447,368
Connecticut Light and Power Co.
4.30%, 04/15/44	450	340,700
4.00%, 04/01/48	1,200	856,787
5.25%, 01/15/53(a)	500	430,067
Series A, 4.15%, 06/01/45	600	447,703
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	358,907
3.95%, 03/01/43	547	392,319
4.45%, 03/15/44	663	504,864

Security	Par (000)	Value

Electric Utilities (continued)
Consolidated Edison Co. of New York, Inc. (continued)
4.50%, 12/01/45	$563	$426,102
3.85%, 06/15/46	829	562,106
3.20%, 12/01/51	450	263,022
6.15%, 11/15/52	700	665,720
4.63%, 12/01/54	600	445,689
4.50%, 05/15/58	829	593,239
3.70%, 11/15/59	480	292,282
3.60%, 06/15/61	620	377,744
Series 06-A, 5.85%, 03/15/36	1,000	952,081
Series 07-A, 6.30%, 08/15/37	393	383,971
Series 09-C, 5.50%, 12/01/39	867	766,771
Series 12-A, 4.20%, 03/15/42	329	245,335
Series 2017, 3.88%, 06/15/47	400	272,215
Series 20B, 3.95%, 04/01/50(a)	829	578,488
Series A, 4.13%, 05/15/49	913	645,766
Series C, 4.30%, 12/01/56	413	287,036
Series C, 4.00%, 11/15/57	620	415,603
Series C, 3.00%, 12/01/60	660	348,015
Series E, 4.65%, 12/01/48	413	317,737
Constellation Energy Generation LLC
6.25%, 10/01/39	847	785,119
5.75%, 10/01/41(a)	413	359,476
5.60%, 06/15/42	869	746,817
6.50%, 10/01/53	840	788,964
Consumers Energy Co.
3.25%, 08/15/46	1,000	634,405
4.05%, 05/15/48	450	327,895
4.35%, 04/15/49	829	629,468
3.10%, 08/15/50	440	268,486
3.50%, 08/01/51	829	543,662
2.65%, 08/15/52(a)	34	18,442
4.20%, 09/01/52	510	374,386
2.50%, 05/01/60	874	423,308
Dayton Power & Light Co., 3.95%, 06/15/49(a)	350	232,332
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	829	738,495
4.60%, 06/15/43	163	128,884
5.10%, 06/01/65	413	333,053
Dominion Energy, Inc.
7.00%, 06/15/38	163	163,215
4.70%, 12/01/44(a)	829	626,582
Series A, 4.60%, 03/15/49	413	303,888
Series B, 5.95%, 06/15/35	290	271,751
Series B, 4.85%, 08/15/52	400	303,996
Series C, 3.30%, 04/15/41	225	147,042
Series C, 4.90%, 08/01/41	409	326,654
DTE Electric Co.
4.30%, 07/01/44	300	228,477
3.70%, 03/15/45	534	369,007
3.70%, 06/01/46	163	111,257
3.75%, 08/15/47	630	431,479
3.95%, 03/01/49	750	526,440
2.95%, 03/01/50	829	478,753
5.40%, 04/01/53	400	351,219
Series A, 4.00%, 04/01/43	97	71,022
Series A, 4.05%, 05/15/48	463	331,966
Series B, 3.25%, 04/01/51	579	350,120
Series B, 3.65%, 03/01/52	117	76,421
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	401,116
6.00%, 01/15/38	900	874,293

70	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC (continued)
6.05%, 04/15/38	$511	$492,513
5.30%, 02/15/40	963	851,938
4.25%, 12/15/41	829	631,943
4.00%, 09/30/42	1,113	814,061
3.88%, 03/15/46	800	549,709
3.70%, 12/01/47	413	277,555
3.95%, 03/15/48	329	228,862
3.20%, 08/15/49	769	460,605
3.45%, 04/15/51	225	140,262
3.55%, 03/15/52	892	566,091
5.35%, 01/15/53	750	642,945
5.40%, 01/15/54	382	329,621
Duke Energy Corp.
3.30%, 06/15/41	279	182,440
4.80%, 12/15/45	463	359,132
3.75%, 09/01/46	1,243	809,883
3.95%, 08/15/47	413	275,582
4.20%, 06/15/49	413	284,013
3.50%, 06/15/51	829	502,663
5.00%, 08/15/52(a)	800	621,103
6.10%, 09/15/53	675	614,907
Duke Energy Florida LLC
6.35%, 09/15/37	450	445,344
6.40%, 06/15/38	1,100	1,092,007
5.65%, 04/01/40	300	273,633
3.40%, 10/01/46	863	544,472
3.00%, 12/15/51	300	169,832
5.95%, 11/15/52	525	485,841
Duke Energy Indiana LLC
6.12%, 10/15/35	500	484,266
6.35%, 08/15/38	450	444,917
6.45%, 04/01/39	200	199,601
3.75%, 05/15/46	413	277,458
2.75%, 04/01/50	500	268,636
5.40%, 04/01/53	450	385,878
Series WWW, 4.90%, 07/15/43	163	133,874
Series YYY, 3.25%, 10/01/49	800	478,328
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	106,587
5.65%, 04/01/53	125	110,839
Duke Energy Progress LLC
6.30%, 04/01/38	300	294,263
4.10%, 05/15/42	797	593,678
4.10%, 03/15/43	863	630,464
4.38%, 03/30/44	326	247,168
4.15%, 12/01/44	413	301,712
4.20%, 08/15/45	963	700,374
3.70%, 10/15/46	413	272,961
3.60%, 09/15/47	829	540,204
2.50%, 08/15/50	413	211,875
2.90%, 08/15/51	1,026	570,743
4.00%, 04/01/52	100	68,504
5.35%, 03/15/53	300	255,418
El Paso Electric Co., 6.00%, 05/15/35	413	383,992
Emera U.S. Finance LP, 4.75%, 06/15/46	988	690,533
Entergy Arkansas LLC
4.20%, 04/01/49	450	321,159
2.65%, 06/15/51	975	508,559
3.35%, 06/15/52	413	248,114
Entergy Corp., 3.75%, 06/15/50(a)	464	292,394

Security	Par (000)	Value

Electric Utilities (continued)
Entergy Louisiana LLC
3.10%, 06/15/41	$400	$259,538
4.95%, 01/15/45	350	277,816
4.20%, 09/01/48	913	650,869
4.20%, 04/01/50	829	589,958
2.90%, 03/15/51	493	271,819
4.75%, 09/15/52	500	383,299
Entergy Mississippi LLC
3.85%, 06/01/49	413	277,235
3.50%, 06/01/51	350	215,127
Entergy Texas, Inc.
4.50%, 03/30/39	400	319,897
3.55%, 09/30/49	130	82,179
5.00%, 09/15/52	200	158,901
5.80%, 09/01/53(a)	325	290,626
Evergy Kansas Central, Inc.
4.13%, 03/01/42	400	293,992
4.10%, 04/01/43	350	253,178
4.25%, 12/01/45	829	602,370
3.25%, 09/01/49	413	246,519
3.45%, 04/15/50	413	256,393
5.70%, 03/15/53	345	303,366
Evergy Metro, Inc.
5.30%, 10/01/41	340	297,024
Series 2019, 4.13%, 04/01/49	550	380,500
Eversource Energy, 3.45%, 01/15/50	629	382,939
Exelon Corp.
4.95%, 06/15/35	700	606,538
5.63%, 06/15/35	300	278,779
5.10%, 06/15/45	763	619,568
4.45%, 04/15/46	600	440,357
4.70%, 04/15/50	713	537,596
5.60%, 03/15/53	670	574,781
Series WI, 4.10%, 03/15/52(a)	959	652,074
Florida Power & Light Co.
5.63%, 04/01/34	450	437,844
4.95%, 06/01/35	1,055	953,779
5.95%, 02/01/38	800	776,598
5.96%, 04/01/39	250	242,573
5.69%, 03/01/40	413	392,561
5.25%, 02/01/41	413	370,151
4.13%, 02/01/42	413	320,321
4.05%, 06/01/42	700	532,006
3.80%, 12/15/42	400	293,781
4.05%, 10/01/44	620	461,970
3.70%, 12/01/47	829	567,362
3.95%, 03/01/48	1,013	722,942
4.13%, 06/01/48	413	302,626
3.99%, 03/01/49	413	295,742
3.15%, 10/01/49	733	446,413
2.88%, 12/04/51	1,200	680,456
5.30%, 04/01/53	445	387,932
Georgia Power Co.
4.30%, 03/15/42	829	634,301
4.30%, 03/15/43	340	255,629
5.13%, 05/15/52	930	770,233
Series A, 3.25%, 03/15/51	600	357,773
Series B, 3.70%, 01/30/50	829	544,781
Iberdrola International BV, 6.75%, 07/15/36	400	411,010
Idaho Power Co.
5.50%, 03/15/53	220	192,314
5.80%, 04/01/54	521	471,492

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Idaho Power Co. (continued)
Series K, 4.20%, 03/01/48	$400	$291,298
Indiana Michigan Power Co.
6.05%, 03/15/37	513	493,274
4.25%, 08/15/48	163	116,579
5.63%, 04/01/53	305	270,011
Series K, 4.55%, 03/15/46	96	74,002
Series L, 3.75%, 07/01/47	829	543,732
Interstate Power and Light Co.
6.25%, 07/15/39	260	244,792
3.70%, 09/15/46	413	264,685
3.50%, 09/30/49	477	296,520
3.10%, 11/30/51	355	197,226
ITC Holdings Corp., 5.30%, 07/01/43	200	167,422
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	650	566,802
Kentucky Utilities Co.
5.13%, 11/01/40	850	718,079
4.38%, 10/01/45	829	614,522
3.30%, 06/01/50	225	136,812
Louisville Gas and Electric Co., 4.25%, 04/01/49	829	597,403
MidAmerican Energy Co.
5.80%, 10/15/36	300	290,671
4.80%, 09/15/43	163	133,521
4.40%, 10/15/44	829	640,218
4.25%, 05/01/46	300	223,601
3.95%, 08/01/47	400	284,511
3.65%, 08/01/48	413	279,192
4.25%, 07/15/49	1,243	917,979
3.15%, 04/15/50	513	307,185
2.70%, 08/01/52	225	120,438
5.85%, 09/15/54	800	749,121
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	413	303,361
Series B, 3.10%, 07/30/51	413	228,773
National Grid USA, 5.80%, 04/01/35	300	276,666
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	200,853
4.30%, 03/15/49	413	302,121
Nevada Power Co.
6.00%, 03/15/54	450	413,636
Series EE, 3.13%, 08/01/50	329	188,096
Series GG, 5.90%, 05/01/53	100	91,002
Series N, 6.65%, 04/01/36	600	603,259
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52(a)	454	248,904
5.25%, 02/28/53	950	771,117
Northern States Power Co.
6.20%, 07/01/37	400	396,017
5.35%, 11/01/39	350	316,452
3.40%, 08/15/42	130	88,754
4.13%, 05/15/44	250	185,315
4.00%, 08/15/45	250	178,991
3.60%, 05/15/46	500	333,597
3.60%, 09/15/47	953	640,058
2.90%, 03/01/50	366	210,496
2.60%, 06/01/51	700	371,505
3.20%, 04/01/52	145	86,463
4.50%, 06/01/52	626	480,015
5.10%, 05/15/53	600	507,996
NorthWestern Corp., 4.18%, 11/15/44	350	251,296
NSTAR Electric Co.
3.10%, 06/01/51	250	145,999

Security	Par (000)	Value

Electric Utilities (continued)
NSTAR Electric Co. (continued)
4.55%, 06/01/52	$381	$290,938
4.95%, 09/15/52	300	244,045
Oglethorpe Power Corp.
5.95%, 11/01/39	350	318,414
5.38%, 11/01/40	300	247,029
4.50%, 04/01/47	479	343,768
5.05%, 10/01/48	829	642,590
3.75%, 08/01/50(a)	163	102,864
Ohio Edison Co., 6.88%, 07/15/36	300	306,540
Ohio Power Co.
4.15%, 04/01/48	829	587,965
Series R, 2.90%, 10/01/51(a)	609	340,118
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	500	354,575
3.85%, 08/15/47	150	100,842
5.60%, 04/01/53	320	281,477
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	163	146,081
4.55%, 12/01/41	350	282,229
5.30%, 06/01/42	295	267,308
3.75%, 04/01/45	163	114,751
3.80%, 09/30/47	279	191,397
4.10%, 11/15/48	413	296,994
3.80%, 06/01/49	829	563,561
3.10%, 09/15/49	809	480,069
3.70%, 05/15/50	370	246,205
2.70%, 11/15/51	626	332,877
4.60%, 06/01/52	500	386,333
4.95%, 09/15/52	500	410,585
4.95%, 09/15/52(d)	300	246,351
5.35%, 10/01/52	300	261,867
Pacific Gas and Electric Co.
4.50%, 07/01/40	1,659	1,177,509
3.30%, 08/01/40	741	449,607
4.20%, 06/01/41	712	474,293
4.45%, 04/15/42	450	303,991
4.60%, 06/15/43	350	239,654
4.75%, 02/15/44	613	427,063
4.30%, 03/15/45	476	308,011
4.25%, 03/15/46	700	441,057
4.00%, 12/01/46	510	308,480
3.95%, 12/01/47	655	390,808
4.95%, 07/01/50	2,946	2,056,392
3.50%, 08/01/50	1,745	971,113
5.25%, 03/01/52	543	393,123
6.75%, 01/15/53	1,205	1,066,482
6.70%, 04/01/53	665	589,018
PacifiCorp.
5.25%, 06/15/35	163	144,588
5.75%, 04/01/37	500	458,531
6.25%, 10/15/37	700	664,433
6.35%, 07/15/38	243	235,455
6.00%, 01/15/39	500	458,417
4.10%, 02/01/42	163	115,237
4.13%, 01/15/49	829	554,887
4.15%, 02/15/50	663	444,510
3.30%, 03/15/51	1,000	570,763
2.90%, 06/15/52	926	482,678
5.35%, 12/01/53	950	755,630
5.50%, 05/15/54(a)	1,135	924,419
PECO Energy Co.
5.95%, 10/01/36	260	252,881

72	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
PECO Energy Co. (continued)
3.90%, 03/01/48	$829	$588,867
3.00%, 09/15/49	126	73,323
3.05%, 03/15/51	57	33,068
2.85%, 09/15/51	243	133,879
4.60%, 05/15/52	300	232,668
4.38%, 08/15/52	200	150,194
Potomac Electric Power Co.
6.50%, 11/15/37	450	456,728
4.15%, 03/15/43	563	426,182
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	245,691
4.75%, 07/15/43	163	132,610
4.15%, 10/01/45	300	220,676
3.95%, 06/01/47	400	284,551
4.15%, 06/15/48	400	292,502
3.00%, 10/01/49	110	65,124
5.25%, 05/15/53	500	430,315
Progress Energy, Inc., 6.00%, 12/01/39	800	742,744
Public Service Co. of Colorado
3.60%, 09/15/42	163	110,997
3.80%, 06/15/47	829	557,530
4.05%, 09/15/49	829	569,315
5.25%, 04/01/53	1,000	836,187
Series 34, 3.20%, 03/01/50	650	383,272
Series 36, 2.70%, 01/15/51	660	346,626
Series 39, 4.50%, 06/01/52	500	368,679
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	152,763
5.15%, 01/15/53	350	298,380
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51(a)	130	73,520
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	274,078
3.95%, 05/01/42	385	287,938
3.80%, 01/01/43	260	188,532
3.80%, 03/01/46	1,036	730,167
3.60%, 12/01/47	250	169,179
4.05%, 05/01/48	350	256,850
3.85%, 05/01/49	413	288,145
3.20%, 08/01/49	300	184,994
3.15%, 01/01/50	329	200,852
2.70%, 05/01/50	300	167,090
2.05%, 08/01/50	300	143,452
3.00%, 03/01/51(a)	829	488,487
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	386,969
5.76%, 10/01/39	300	272,859
5.80%, 03/15/40	413	375,413
5.64%, 04/15/41	250	223,539
4.30%, 05/20/45	400	291,503
4.22%, 06/15/48	413	296,456
3.25%, 09/15/49	620	371,656
2.89%, 09/15/51	300	163,638
5.45%, 06/01/53	320	277,036
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	382,335
4.15%, 05/15/48	829	598,547
3.70%, 03/15/52	400	260,325
5.35%, 04/01/53	870	744,173
Series RRR, 3.75%, 06/01/47	300	200,942
Series TTT, 4.10%, 06/15/49	700	484,558
Series UUU, 3.32%, 04/15/50(a)	300	179,751

Security	Par (000)	Value

Electric Utilities (continued)
San Diego Gas & Electric Co. (continued)
Series WWW, 2.95%, 08/15/51	$600	$341,065
Sempra
3.80%, 02/01/38	1,329	991,005
6.00%, 10/15/39	700	640,254
4.00%, 02/01/48	829	565,996
Sierra Pacific Power Co., 5.90%, 03/15/54(d)	550	496,071
Southern California Edison Co.
6.00%, 01/15/34	1,243	1,203,630
5.63%, 02/01/36	300	274,092
6.05%, 03/15/39	700	650,815
4.50%, 09/01/40	829	643,523
4.05%, 03/15/42	340	243,256
4.65%, 10/01/43	1,038	801,549
4.00%, 04/01/47	1,779	1,217,700
3.65%, 02/01/50	1,029	653,676
3.45%, 02/01/52	880	526,541
5.70%, 03/01/53(a)	465	404,209
5.88%, 12/01/53	420	373,624
Series 04-G, 5.75%, 04/01/35	300	282,517
Series 05-E, 5.35%, 07/15/35	300	275,121
Series 08-A, 5.95%, 02/01/38	413	383,113
Series 13-A, 3.90%, 03/15/43	307	212,524
Series 20A, 2.95%, 02/01/51	1,000	555,698
Series B, 4.88%, 03/01/49	413	320,815
Series C, 3.60%, 02/01/45	163	105,896
Series C, 4.13%, 03/01/48	1,279	887,107
Series E, 5.45%, 06/01/52	243	202,888
Series H, 3.65%, 06/01/51	229	143,568
Southern Co.
5.70%, 03/15/34(a)	325	309,173
4.25%, 07/01/36	550	445,713
4.40%, 07/01/46	1,920	1,416,261
Southern Power Co.
5.15%, 09/15/41	900	739,373
5.25%, 07/15/43	413	333,058
Series F, 4.95%, 12/15/46	829	633,543
Southwestern Electric Power Co.
6.20%, 03/15/40	300	278,506
3.25%, 11/01/51	329	185,384
Series J, 3.90%, 04/01/45	340	224,890
Series L, 3.85%, 02/01/48	413	263,426
Southwestern Public Service Co.
3.40%, 08/15/46	250	151,475
3.70%, 08/15/47	413	267,476
3.75%, 06/15/49	829	535,101
Series 8, 3.15%, 05/01/50	329	189,961
Tampa Electric Co.
4.10%, 06/15/42	163	119,287
4.35%, 05/15/44	300	220,925
4.30%, 06/15/48	329	236,890
4.45%, 06/15/49	1,036	759,331
3.63%, 06/15/50	300	190,787
5.00%, 07/15/52	175	139,617
Toledo Edison Co., 6.15%, 05/15/37	276	266,509
Tucson Electric Power Co.
4.85%, 12/01/48	163	124,666
4.00%, 06/15/50	500	333,665
3.25%, 05/01/51	130	74,728
5.50%, 04/15/53	250	212,960
Union Electric Co.
5.30%, 08/01/37	300	273,222
8.45%, 03/15/39	300	351,507

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Union Electric Co. (continued)
3.90%, 09/15/42	$1,000	$718,613
3.65%, 04/15/45	285	189,875
4.00%, 04/01/48	829	573,152
3.25%, 10/01/49	413	242,250
3.90%, 04/01/52	579	398,736
5.45%, 03/15/53(a)	600	522,570
Virginia Electric and Power Co.
6.35%, 11/30/37	1,000	972,399
8.88%, 11/15/38	950	1,145,001
4.00%, 01/15/43	463	336,410
4.45%, 02/15/44	538	404,784
4.60%, 12/01/48	374	285,818
3.30%, 12/01/49	209	126,964
2.45%, 12/15/50	891	450,713
2.95%, 11/15/51	913	508,701
5.45%, 04/01/53	1,010	860,886
5.70%, 08/15/53	450	398,279
Series A, 6.00%, 05/15/37	863	825,370
Series B, 6.00%, 01/15/36	829	798,615
Series B, 4.20%, 05/15/45	300	215,661
Series B, 3.80%, 09/15/47	413	275,910
Series C, 4.00%, 11/15/46	225	155,958
Series C, 4.63%, 05/15/52	529	400,983
Series D, 4.65%, 08/15/43	413	321,667
Wisconsin Electric Power Co.
5.70%, 12/01/36	500	477,974
4.30%, 10/15/48	620	458,613
Wisconsin Power and Light Co., 6.38%, 08/15/37	200	197,477
Wisconsin Public Service Corp.
4.75%, 11/01/44	400	319,915
3.30%, 09/01/49	516	315,106
2.85%, 12/01/51	153	84,469
Xcel Energy, Inc.
6.50%, 07/01/36	650	646,391
3.50%, 12/01/49	680	420,085

		199,629,662

Electrical Equipment — 0.1%
Eaton Corp.
4.15%, 11/02/42	913	709,950
4.70%, 08/23/52	800	649,335
Fortive Corp., 4.30%, 06/15/46	500	362,877
Rockwell Automation, Inc., 4.20%, 03/01/49	479	365,507

		2,087,669

Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	550	446,645
Corning, Inc.
5.75%, 08/15/40	350	316,875
4.75%, 03/15/42	550	447,655
5.35%, 11/15/48	620	527,863
3.90%, 11/15/49	163	110,050
4.38%, 11/15/57(a)	620	440,574
5.85%, 11/15/68	496	420,002
5.45%, 11/15/79	963	759,520
Rockwell Automation, Inc., 2.80%, 08/15/61	410	220,158
Tyco Electronics Group SA, 7.13%, 10/01/37	400	426,770

		4,116,112

Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	976	849,474

Security	Par (000)	Value

Energy Equipment & Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc., 4.08%, 12/15/47	$1,243	$886,352
Halliburton Co.
4.85%, 11/15/35(a)	829	729,407
6.70%, 09/15/38	800	837,252
7.45%, 09/15/39	930	1,014,201
4.50%, 11/15/41	450	347,360
4.75%, 08/01/43	736	583,131
5.00%, 11/15/45(a)	1,859	1,527,174
NOV, Inc., 3.95%, 12/01/42(a)	1,017	680,865

		7,455,216

Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	66	48,553
Republic Services, Inc.
6.20%, 03/01/40	400	389,749
5.70%, 05/15/41	600	560,438
3.05%, 03/01/50(a)	350	210,606
Waste Connections, Inc.(a)
3.05%, 04/01/50	379	224,893
2.95%, 01/15/52	650	371,527
Waste Management, Inc.
4.88%, 02/15/34	1,250	1,144,677
2.95%, 06/01/41	470	307,201
4.10%, 03/01/45	355	266,232
4.15%, 07/15/49	663	496,858
2.50%, 11/15/50	450	239,338

		4,260,072

Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,350	904,820
Bank of America Corp.
6.11%, 01/29/37	1,500	1,425,248
7.75%, 05/14/38	1,550	1,660,969
5.88%, 02/07/42	1,661	1,556,750
5.00%, 01/21/44	2,186	1,832,675
4.88%, 04/01/44	829	676,434
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	1,630	934,986
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,589	2,383,033
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	825	455,793
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	4,139	2,523,536
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	496	345,518
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,579	1,190,349
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	2,809	2,062,257
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,243	1,770,115
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,053	1,552,857
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	5,085	3,565,080
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	841	530,709
Barclays PLC
5.25%, 08/17/45	1,250	1,008,566
4.95%, 01/10/47(a)	1,478	1,132,341
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	928	569,391
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	598,507
Citigroup, Inc.
8.13%, 07/15/39	1,975	2,226,882

74	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Citigroup, Inc. (continued)
5.88%, 01/30/42	$1,623	$1,503,987
6.68%, 09/13/43	163	155,838
5.30%, 05/06/44	413	336,609
4.65%, 07/30/45	2,070	1,590,918
4.75%, 05/18/46	2,243	1,674,921
4.65%, 07/23/48	2,393	1,843,111
(1-day SOFR + 1.38%), 2.90%, 11/03/42(b)	1,208	742,273
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	990	854,712
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	900	673,527
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	829	609,154
CME Group, Inc.
5.30%, 09/15/43	829	769,183
4.15%, 06/15/48(a)	650	503,327
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	1,000	870,673
Goldman Sachs Group, Inc.
6.45%, 05/01/36	500	481,775
6.75%, 10/01/37	4,949	4,834,518
6.25%, 02/01/41	2,529	2,448,379
4.80%, 07/08/44	1,636	1,296,518
5.15%, 05/22/45	2,243	1,818,285
4.75%, 10/21/45	1,500	1,197,738
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	1,659	1,022,052
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,479,039
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	1,504	993,524
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	2,309	1,748,136
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	1,579	1,252,968
HSBC Holdings PLC
6.50%, 05/02/36	1,803	1,647,100
6.50%, 09/15/37	2,440	2,219,233
6.80%, 06/01/38	1,350	1,258,978
6.10%, 01/14/42(a)	1,529	1,470,303
5.25%, 03/14/44(a)	1,418	1,142,244
(1-day SOFR + 2.65%), 6.33%, 03/09/44(b)	2,215	2,053,545
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,029	644,397
4.25%, 09/21/48	1,413	1,047,545
3.00%, 06/15/50(a)	1,259	737,840
4.95%, 06/15/52	1,246	1,021,899
3.00%, 09/15/60	1,285	684,561
5.20%, 06/15/62	1,025	845,704
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,586,766
5.50%, 10/15/40	1,259	1,146,947
5.60%, 07/15/41	1,804	1,659,657
5.40%, 01/06/42	1,329	1,196,635
5.63%, 08/16/43(a)	1,413	1,276,961
4.85%, 02/01/44	1,026	853,850
4.95%, 06/01/45	1,536	1,257,706
(1-day SOFR + 1.46%), 3.16%, 04/22/42(b)	908	598,149
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	2,791	1,711,206
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,109	1,242,263
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	1,900	1,314,031
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	1,493	892,162

Security	Par (000)	Value

Financial Services (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	$1,700	$1,300,722
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	3,873	2,707,467
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,513	1,071,128
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	2,029	1,497,725
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,661	1,100,949
Kimberly-Clark Corp.
6.63%, 08/01/37	600	641,478
5.30%, 03/01/41	413	378,097
3.20%, 07/30/46	136	87,103
3.90%, 05/04/47	620	449,757
2.88%, 02/07/50(a)	660	395,482
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	971	762,976
4.34%, 01/09/48	1,001	653,145
(5-year CMT + 1.50%), 3.37%, 12/14/46(b)	1,150	666,380
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	163	131,892
4.15%, 03/07/39(a)	450	354,935
3.75%, 07/18/39	1,832	1,377,972
Morgan Stanley
3.97%, 07/22/38(b)	1,979	1,497,772
6.38%, 07/24/42(a)	1,719	1,703,842
4.30%, 01/27/45	2,479	1,863,241
4.38%, 01/22/47	2,000	1,493,567
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,064	1,138,020
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	1,000	660,849
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	1,579	1,409,974
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,489	1,995,791
Nasdaq, Inc.
2.50%, 12/21/40	600	350,394
3.25%, 04/28/50	430	252,042
3.95%, 03/07/52	2,750	1,816,814
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	292,395
2.93%, 09/17/41(a)	780	485,871
3.05%, 01/14/42(a)	450	295,381
Voya Financial, Inc.
5.70%, 07/15/43	413	346,676
4.80%, 06/15/46	255	183,351

		121,480,851

Food Products — 0.7%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	700	664,610
4.54%, 03/26/42	350	283,025
4.02%, 04/16/43	59	43,548
3.75%, 09/15/47	429	300,000
4.50%, 03/15/49	829	658,673
2.70%, 09/15/51	600	337,312
Hershey Co.
3.13%, 11/15/49	413	255,531
2.65%, 06/01/50	300	169,211
Hormel Foods Corp., 3.05%, 06/03/51	413	245,371
J M Smucker Co.
4.25%, 03/15/35	513	418,208
2.75%, 09/15/41(a)	300	178,542

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
J M Smucker Co. (continued)
6.50%, 11/15/43	$725	$688,052
4.38%, 03/15/45	563	410,574
3.55%, 03/15/50	330	199,845
6.50%, 11/15/53	930	876,871
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL(d)
6.75%, 03/15/34	1,475	1,382,193
7.25%, 11/15/53	825	736,810
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.38%, 02/02/52	850	519,114
6.50%, 12/01/52	1,450	1,191,302
McCormick & Co., Inc., 4.20%, 08/15/47(a)	360	257,503
Mondelez International, Inc., 2.63%, 09/04/50	1,080	588,254
Pilgrim’s Pride Corp., 6.88%, 05/15/34	465	439,982
Tyson Foods, Inc.
4.88%, 08/15/34(a)	425	374,543
5.15%, 08/15/44	413	327,044
4.55%, 06/02/47	813	580,331
5.10%, 09/28/48	1,393	1,076,545

		13,202,994

Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 10/15/44	640	477,117
6.20%, 11/15/53	550	533,793
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	763	550,076
NiSource, Inc., 5.00%, 06/15/52	450	352,381
Southern California Gas Co.
6.35%, 11/15/52	400	386,164
5.75%, 06/01/53	420	371,536

		2,671,067

Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	252,545
6.15%, 05/01/37	650	653,802
5.75%, 05/01/40	750	714,920
5.05%, 03/01/41	450	391,805
5.40%, 06/01/41	500	453,686
4.95%, 09/15/41	250	215,123
4.40%, 03/15/42	647	512,933
4.38%, 09/01/42	563	443,573
4.45%, 03/15/43	830	657,115
5.15%, 09/01/43	713	620,316
4.90%, 04/01/44	1,013	850,529
4.55%, 09/01/44	813	647,081
4.15%, 04/01/45	1,013	757,061
4.70%, 09/01/45	413	334,128
3.90%, 08/01/46	309	218,951
4.13%, 06/15/47	763	563,261
4.05%, 06/15/48	829	600,684
4.15%, 12/15/48	813	596,529
3.55%, 02/15/50	931	620,831
3.05%, 02/15/51	329	193,881
3.30%, 09/15/51	829	516,733
2.88%, 06/15/52	650	370,941
4.45%, 01/15/53	800	619,320
5.20%, 04/15/54	1,410	1,217,498
Canadian National Railway Co. 6.25%, 08/01/34	400	404,026

Security	Par (000)	Value

Ground Transportation (continued)
Canadian National Railway Co. (continued)
6.20%, 06/01/36	$450	$454,639
6.38%, 11/15/37	250	254,442
3.20%, 08/02/46	660	419,589
3.65%, 02/03/48	493	340,802
2.45%, 05/01/50	1,174	618,803
4.40%, 08/05/52(a)	868	670,641
6.13%, 11/01/53	60	59,908
Canadian Pacific Railway Co.
4.80%, 09/15/35	163	143,492
5.95%, 05/15/37	500	480,072
3.00%, 12/02/41(a)	992	796,234
4.30%, 05/15/43	400	301,751
4.80%, 08/01/45	519	413,517
4.95%, 08/15/45	450	368,662
4.70%, 05/01/48	413	321,974
3.50%, 05/01/50	413	263,735
3.10%, 12/02/51(a)	1,792	1,051,934
4.20%, 11/15/69	377	254,882
6.13%, 09/15/2115	963	866,736
CSX Corp.
6.00%, 10/01/36	300	295,532
6.15%, 05/01/37	650	648,195
6.22%, 04/30/40	550	541,172
5.50%, 04/15/41	500	451,575
4.75%, 05/30/42	911	746,406
4.10%, 03/15/44	750	557,948
3.80%, 11/01/46	750	517,665
4.30%, 03/01/48	820	611,876
4.75%, 11/15/48	600	475,028
4.50%, 03/15/49	829	632,693
3.35%, 09/15/49	590	369,982
3.80%, 04/15/50	454	307,059
3.95%, 05/01/50	571	398,167
2.50%, 05/15/51(a)	425	220,807
4.50%, 11/15/52	800	610,304
4.50%, 08/01/54	413	312,224
4.25%, 11/01/66	663	459,825
4.65%, 03/01/68	413	306,119
Norfolk Southern Corp.
4.84%, 10/01/41(a)	600	494,778
3.95%, 10/01/42	626	456,066
4.45%, 06/15/45	563	429,407
4.65%, 01/15/46	600	465,777
3.94%, 11/01/47	745	522,133
4.15%, 02/28/48	713	512,276
4.10%, 05/15/49	400	284,647
3.40%, 11/01/49	276	171,380
3.05%, 05/15/50	750	435,090
2.90%, 08/25/51	626	348,021
4.05%, 08/15/52	829	574,168
3.70%, 03/15/53	272	175,182
4.55%, 06/01/53	675	508,748
5.35%, 08/01/54	1,225	1,045,427
3.16%, 05/15/55	829	469,938
4.10%, 05/15/2121	579	349,223
Union Pacific Corp.
3.38%, 02/01/35	413	322,983
2.89%, 04/06/36	700	512,927
3.60%, 09/15/37	436	335,216
3.55%, 08/15/39	500	368,115
3.20%, 05/20/41	975	663,146

76	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Union Pacific Corp. (continued)
3.38%, 02/14/42	$493	$344,644
4.05%, 11/15/45	163	116,341
4.05%, 03/01/46	466	334,487
4.50%, 09/10/48	413	320,951
4.30%, 03/01/49	650	489,728
3.25%, 02/05/50	1,711	1,075,388
3.80%, 10/01/51	1,013	699,904
2.95%, 03/10/52	1,086	627,392
4.95%, 09/09/52(a)	550	463,630
3.50%, 02/14/53	1,216	786,882
4.95%, 05/15/53(a)	1,400	1,180,334
3.95%, 08/15/59	645	432,914
3.84%, 03/20/60	1,501	988,607
3.55%, 05/20/61	977	593,981
2.97%, 09/16/62	1,000	527,379
5.15%, 01/20/63	200	164,673
4.10%, 09/15/67	400	270,291
3.75%, 02/05/70	400	248,217
3.80%, 04/06/71	1,159	724,215
3.85%, 02/14/72	451	286,506

		50,092,774

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,466	1,336,380
6.15%, 11/30/37	500	513,428
6.00%, 04/01/39	500	501,462
5.30%, 05/27/40	613	574,428
4.75%, 04/15/43	563	486,157
4.90%, 11/30/46	3,309	2,854,204
Baxter International, Inc.
3.50%, 08/15/46	413	247,733
3.13%, 12/01/51(a)	671	368,725
Becton Dickinson & Co.
4.69%, 12/15/44	944	754,519
4.67%, 06/06/47	1,513	1,191,601
3.79%, 05/20/50(a)	497	334,633
Boston Scientific Corp.
6.50%, 11/15/35	240	241,819
4.55%, 03/01/39(a)	615	509,106
7.38%, 01/15/40	250	266,040
4.70%, 03/01/49(a)	689	549,169
Danaher Corp.
4.38%, 09/15/45	475	375,753
2.60%, 10/01/50	813	447,405
2.80%, 12/10/51(a)	1,060	597,137
DH Europe Finance II SARL
3.25%, 11/15/39	729	520,934
3.40%, 11/15/49	708	462,710
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	915	886,366
Koninklijke Philips NV
6.88%, 03/11/38	674	672,695
5.00%, 03/15/42	413	327,783
Medtronic, Inc.
4.38%, 03/15/35	1,938	1,695,460
4.63%, 03/15/45	1,850	1,526,874
Revvity, Inc., 3.63%, 03/15/51	300	181,005
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	330,374
Stryker Corp.
4.10%, 04/01/43	300	225,152
4.38%, 05/15/44	350	269,201
4.63%, 03/15/46	936	755,441
2.90%, 06/15/50(a)	713	416,945

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	$1,177	$749,924
5.30%, 02/01/44	400	357,008
4.10%, 08/15/47	663	493,833
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	250	222,067
4.45%, 08/15/45(a)	413	309,144

		22,552,615

Health Care Providers & Services — 4.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	37,261
Adventist Health System, 3.63%, 03/01/49	127	81,128
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	20,744
3.39%, 10/15/49	1,585	1,023,410
Series 2020, 3.01%, 06/15/50(a)	198	116,208
Aetna, Inc.
6.63%, 06/15/36	700	700,297
6.75%, 12/15/37	475	478,305
4.50%, 05/15/42	428	322,710
4.75%, 03/15/44	849	656,239
3.88%, 08/15/47	869	572,177
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	526,822
Allina Health System, Series 2019, 3.89%, 04/15/49	142	100,822
Ascension Health
3.95%, 11/15/46	1,243	899,706
Series B, 3.11%, 11/15/39	1,500	1,041,939
Banner Health
2.91%, 01/01/42	1,640	1,046,627
2.91%, 01/01/51(a)	231	130,458
Series 2020, 3.18%, 01/01/50	118	72,278
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50(a)	213	149,342
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,427,810
Bon Secours Mercy Health, Inc., Series 20-2, 3.21%, 06/01/50	110	65,936
Cardinal Health, Inc.
4.50%, 11/15/44	400	290,364
4.90%, 09/15/45	320	244,490
4.37%, 06/15/47	413	297,206
Cencora, Inc.
4.25%, 03/01/45(a)	363	264,165
4.30%, 12/15/47	413	302,338
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	98,039
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	785,427
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	52,438
City of Hope, Series 2013, 5.62%, 11/15/43	610	531,766
Cleveland Clinic Foundation, 4.86%, 01/01/2114	250	193,707
CommonSpirit Health
3.82%, 10/01/49	1,437	946,181
4.19%, 10/01/49	1,761	1,229,187
6.46%, 11/01/52(a)	343	335,817
Community Health Network, Inc., Series 20-A,
3.10%, 05/01/50	225	127,593
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49	1,000	653,058
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	622,346
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,164	801,869

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Dignity Health, 5.27%, 11/01/64(a)	$26	$20,862
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	624,870
Elevance Health, Inc.
5.95%, 12/15/34	350	340,883
6.38%, 06/15/37	350	347,203
4.63%, 05/15/42	900	721,622
4.65%, 01/15/43	859	683,704
5.10%, 01/15/44	745	624,236
4.65%, 08/15/44	788	621,033
4.38%, 12/01/47	1,479	1,106,720
4.55%, 03/01/48	620	474,549
3.70%, 09/15/49(a)	800	525,281
3.13%, 05/15/50	999	591,961
3.60%, 03/15/51	1,220	783,064
4.55%, 05/15/52	1,029	779,022
6.10%, 10/15/52	610	576,790
5.13%, 02/15/53	700	580,827
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	326	271,313
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	1,000	764,921
Series 2020, 2.68%, 09/01/41	126	78,411
Series 2020, 2.88%, 09/01/50	657	383,611
Hartford HealthCare Corp., 3.45%, 07/01/54	113	71,682
HCA, Inc.
5.13%, 06/15/39	829	681,943
4.38%, 03/15/42	500	360,343
5.50%, 06/15/47	1,479	1,191,415
5.25%, 06/15/49	1,856	1,426,621
3.50%, 07/15/51	1,545	895,037
4.63%, 03/15/52	1,906	1,326,949
5.90%, 06/01/53	935	790,425
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	1,127	774,114
Humana, Inc.
4.63%, 12/01/42	829	649,968
4.95%, 10/01/44	563	450,107
4.80%, 03/15/47	480	377,560
3.95%, 08/15/49(a)	400	274,351
5.50%, 03/15/53	600	516,801
Indiana University Health, Inc. Obligated Group,
Series 2021, 2.85%, 11/01/51	1,413	802,327
Inova Health System Foundation, 4.07%, 05/15/52	25	18,563
Integris Baptist Medical Center, Inc., Series A,
3.88%, 08/15/50	122	79,691
Johns Hopkins Health System Corp., 3.84%, 05/15/46(a)	1,113	794,217
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	692,162
Series 2019, 3.27%, 11/01/49	243	151,759
Series 2021, 2.81%, 06/01/41	1,430	919,443
Series 2021, 3.00%, 06/01/51(a)	3,055	1,794,019
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	422,383
Series 2020, 3.19%, 07/01/49(a)	913	563,250
Series 2020, 3.34%, 07/01/60	329	194,413
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	225	169,025
Series 2021, 3.20%, 11/15/61	1,801	1,043,651
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	25	16,042

Security	Par (000)	Value

Health Care Providers & Services (continued)
Memorial Health Services, 3.45%, 11/01/49	$323	$207,073
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	112,275
4.13%, 07/01/52	130	95,161
Series 2020, 2.96%, 01/01/50	2,505	1,482,367
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	515,671
Montefiore Obligated Group, 4.29%, 09/01/50	300	167,078
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	68,884
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 07/01/48	1,500	1,067,829
Series 2019, 3.74%, 07/01/49	225	149,140
Series 2020, 3.39%, 07/01/50	120	71,142
MultiCare Health System, 2.80%, 08/15/50	200	105,046
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	20,135
New York and Presbyterian Hospital
2.26%, 08/01/40	413	245,828
4.02%, 08/01/45	97	72,044
2.61%, 08/01/60(a)	413	198,181
Series 2019, 3.95%, 08/01/2119	270	165,577
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	90,568
3.81%, 11/01/49	1,544	995,232
Novant Health, Inc.
2.64%, 11/01/36	66	45,981
3.17%, 11/01/51	1,858	1,120,975
3.32%, 11/01/61	141	81,575
NYU Langone Hospitals
4.37%, 07/01/47(a)	645	497,242
Series 13-A, 5.75%, 07/01/43	500	462,400
Series 2020, 3.38%, 07/01/55	500	297,871
OhioHealth Corp., 2.83%, 11/15/41	272	171,470
Orlando Health Obligated Group, 3.33%, 10/01/50	125	80,173
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50	66	36,898
Piedmont Healthcare, Inc., Series 2042, 2.72%, 01/01/42	106	65,378
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	90,879
Providence St Joseph Health Obligated Group,
Series 21A, 2.70%, 10/01/51	2,499	1,257,017
Queen’s Health Systems, 4.81%, 07/01/52(a)	60	48,988
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	57	34,477
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,150	821,025
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	113	62,700
Sentara Healthcare, Series 2021, 2.93%, 11/01/51	63	36,443
Stanford Health Care
3.03%, 08/15/51	579	346,574
Series 2018, 3.80%, 11/15/48	250	169,012
Summa Health, 3.51%, 11/15/51(a)	130	78,306
Sutter Health
5.55%, 08/15/53	915	833,300
Series 2018, 4.09%, 08/15/48	27	19,688
Series 20A, 3.16%, 08/15/40	115	77,340
Series 20A, 3.36%, 08/15/50	800	495,925
Texas Health Resources, 2.33%, 11/15/50	107	53,100
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,125,904
Series 2019, 3.43%, 12/01/48	64	43,011

78	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Trinity Health Corp. (continued)
Series 2021, 2.63%, 12/01/40	$29	$18,092
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	175,390
UnitedHealth Group, Inc.
4.63%, 07/15/35	58	51,563
5.80%, 03/15/36	1,000	983,480
6.50%, 06/15/37	1,000	1,035,950
6.63%, 11/15/37	800	834,550
6.88%, 02/15/38	926	992,962
3.50%, 08/15/39	1,384	1,016,271
2.75%, 05/15/40	1,175	760,719
5.95%, 02/15/41	26	24,966
3.05%, 05/15/41	1,639	1,093,701
4.63%, 11/15/41	496	407,405
4.38%, 03/15/42	650	514,850
3.95%, 10/15/42	597	445,154
4.25%, 03/15/43	663	517,198
4.75%, 07/15/45	1,143	938,391
4.20%, 01/15/47	620	462,093
4.25%, 04/15/47	829	623,907
3.75%, 10/15/47	1,113	770,736
4.25%, 06/15/48	1,160	867,721
4.45%, 12/15/48	1,579	1,217,643
3.70%, 08/15/49	1,243	841,246
2.90%, 05/15/50	1,069	616,701
3.25%, 05/15/51	2,558	1,571,307
4.75%, 05/15/52	1,750	1,400,860
5.88%, 02/15/53	2,400	2,269,682
5.05%, 04/15/53	1,350	1,135,268
3.88%, 08/15/59	379	250,584
3.13%, 05/15/60	1,150	654,410
4.95%, 05/15/62	1,250	1,014,801
6.05%, 02/15/63	1,400	1,334,152
5.20%, 04/15/63	1,630	1,361,829
UPMC, 5.38%, 05/15/43	500	440,091
WakeMed, Series A, 3.29%, 10/01/52(a)	59	35,003
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	528	414,091
Yale-New Haven Health Services Corp.,
Series 2020, 2.50%, 07/01/50	57	29,034

		87,000,038

Health Care Technology — 0.1%
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	86,682
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	559,450
Quest Diagnostics, Inc., 4.70%, 03/30/45(a)	363	284,687

		930,819

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	213	155,112
McDonald’s Corp.
4.70%, 12/09/35	696	610,677
6.30%, 10/15/37	600	606,376
6.30%, 03/01/38	829	835,973
5.70%, 02/01/39	300	282,392
4.88%, 07/15/40	50	41,954
3.70%, 02/15/42	726	517,230
4.60%, 05/26/45	829	654,672
4.88%, 12/09/45	1,379	1,135,139
4.45%, 03/01/47	1,113	853,964

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
4.45%, 09/01/48	$600	$458,352
3.63%, 09/01/49	1,974	1,308,329
4.20%, 04/01/50	697	507,436
5.15%, 09/09/52	650	547,953
5.45%, 08/14/53	740	652,317
Regency Centers LP, 4.65%, 03/15/49	300	216,752
Starbucks Corp.
3.75%, 12/01/47	829	557,518
4.50%, 11/15/48	930	705,218
4.45%, 08/15/49	800	603,525
3.35%, 03/12/50	829	511,851
3.50%, 11/15/50	1,010	647,172

		12,409,912

Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	500	299,015
MDC Holdings, Inc.
6.00%, 01/15/43	329	258,447
3.97%, 08/06/61	300	158,398
PulteGroup, Inc., 6.00%, 02/15/35	300	279,139
Whirlpool Corp.
5.15%, 03/01/43	130	100,936
4.50%, 06/01/46(a)	413	294,800
4.60%, 05/15/50(a)	496	356,496

		1,747,231

Household Products — 0.0%
Church & Dwight Co., Inc.
3.95%, 08/01/47	370	264,360
5.00%, 06/15/52	400	336,135

		600,495

Insurance — 3.3%
Aflac, Inc.
4.00%, 10/15/46	340	235,225
4.75%, 01/15/49	543	433,136
Alleghany Corp.
4.90%, 09/15/44	300	248,825
3.25%, 08/15/51	429	262,698
Allstate Corp.
5.55%, 05/09/35	450	419,476
5.95%, 04/01/36	350	335,156
4.50%, 06/15/43	397	300,169
4.20%, 12/15/46	729	512,076
3.85%, 08/10/49	559	368,628
(3-mo. LIBOR US + 2.12%), 6.50%, 05/15/67(b)	425	377,969
American Financial Group, Inc., 4.50%, 06/15/47	620	444,273
American International Group, Inc.
3.88%, 01/15/35	500	400,968
6.25%, 05/01/36	750	725,707
4.50%, 07/16/44	700	532,605
4.80%, 07/10/45	620	488,193
4.75%, 04/01/48	829	649,252
4.38%, 06/30/50	963	704,392
Aon Corp., 6.25%, 09/30/40	255	245,691
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	600	331,122
3.90%, 02/28/52	889	597,719
Aon Global Ltd.
4.60%, 06/14/44	563	438,909
4.75%, 05/15/45	663	527,716
Arch Capital Finance LLC, 5.03%, 12/15/46	500	399,728

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arch Capital Group Ltd.
7.35%, 05/01/34	$250	$262,908
3.64%, 06/30/50	1,029	653,783
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	213,836
Arthur J Gallagher & Co.
3.50%, 05/20/51	763	460,048
3.05%, 03/09/52	300	162,740
5.75%, 03/02/53	494	430,462
6.75%, 02/15/54	135	132,651
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	300	175,439
Athene Holding Ltd.
3.95%, 05/25/51	394	246,640
3.45%, 05/15/52(a)	700	391,755
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40(a)	700	690,181
4.40%, 05/15/42	676	558,781
4.30%, 05/15/43(a)	463	373,216
4.20%, 08/15/48	2,209	1,691,654
4.25%, 01/15/49	1,879	1,450,575
2.85%, 10/15/50	1,629	935,815
2.50%, 01/15/51	628	337,885
3.85%, 03/15/52	2,517	1,754,719
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	911	764,347
Brighthouse Financial, Inc.
4.70%, 06/22/47	985	646,955
3.85%, 12/22/51	350	190,389
Brown & Brown, Inc., 4.95%, 03/17/52(a)	570	422,910
Chubb Corp.
6.00%, 05/11/37	1,100	1,088,496
Series 1, 6.50%, 05/15/38	526	543,415
Chubb INA Holdings, Inc.
4.15%, 03/13/43	97	74,837
4.35%, 11/03/45	1,359	1,060,641
2.85%, 12/15/51(a)	413	240,761
3.05%, 12/15/61(a)	936	526,639
Cincinnati Financial Corp., 6.13%, 11/01/34	310	293,728
Corebridge Financial, Inc.
4.35%, 04/05/42	525	380,654
4.40%, 04/05/52	1,155	793,611
Equitable Holdings, Inc., 5.00%, 04/20/48	1,379	1,050,479
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	1,113	673,320
3.13%, 10/15/52	865	486,027
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	219,884
Hartford Financial Services Group, Inc.
5.95%, 10/15/36(a)	500	475,870
6.10%, 10/01/41	26	24,277
4.30%, 04/15/43	500	368,215
4.40%, 03/15/48	350	259,976
3.60%, 08/19/49	656	424,798
2.90%, 09/15/51	629	346,399
Jackson Financial, Inc., 4.00%, 11/23/51	400	236,026
Lincoln National Corp.
6.30%, 10/09/37	363	336,189
7.00%, 06/15/40	375	354,173
4.35%, 03/01/48(a)	280	182,490
4.38%, 06/15/50(a)	413	269,303
Loews Corp.
6.00%, 02/01/35	300	295,414
4.13%, 05/15/43	400	297,928
Manulife Financial Corp., 5.38%, 03/04/46	579	508,143

Security	Par (000)	Value

Insurance (continued)
Markel Group, Inc.
5.00%, 04/05/46	$400	$314,282
4.30%, 11/01/47	220	154,187
5.00%, 05/20/49	600	474,044
4.15%, 09/17/50	413	279,605
3.45%, 05/07/52(a)	475	286,626
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	450	382,855
4.35%, 01/30/47	513	389,667
4.20%, 03/01/48	413	304,975
4.90%, 03/15/49	1,279	1,051,376
2.90%, 12/15/51	343	191,662
6.25%, 11/01/52	450	440,278
5.45%, 03/15/53	610	537,423
5.70%, 09/15/53	1,025	941,000
MetLife, Inc.
6.38%, 06/15/34	613	617,661
5.70%, 06/15/35	1,050	996,534
5.88%, 02/06/41	655	612,256
4.13%, 08/13/42	825	614,225
4.88%, 11/13/43	1,036	845,235
4.72%, 12/15/44	450	353,446
4.05%, 03/01/45	1,013	728,109
4.60%, 05/13/46	693	541,672
5.00%, 07/15/52	910	735,127
5.25%, 01/15/54	1,000	836,244
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	307,422
Old Republic International Corp., 3.85%, 06/11/51	600	371,496
Principal Financial Group, Inc.
6.05%, 10/15/36	450	431,339
4.63%, 09/15/42	250	192,916
4.35%, 05/15/43(a)	300	221,335
4.30%, 11/15/46	213	150,868
5.50%, 03/15/53	325	271,176
Progressive Corp.
4.35%, 04/25/44	376	287,782
3.70%, 01/26/45(a)	130	89,622
4.13%, 04/15/47	713	528,204
4.20%, 03/15/48	413	307,486
3.95%, 03/26/50	413	293,716
3.70%, 03/15/52	655	439,167
Prudential Financial, Inc.
5.70%, 12/14/36	1,000	960,089
6.63%, 12/01/37	300	306,758
3.00%, 03/10/40(a)	379	251,508
4.60%, 05/15/44	763	597,090
3.91%, 12/07/47	813	554,569
4.42%, 03/27/48	450	333,248
3.94%, 12/07/49	752	509,355
4.35%, 02/25/50	1,329	973,419
3.70%, 03/13/51(a)	1,386	902,667
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	338,709
Travelers Cos., Inc.
6.75%, 06/20/36(a)	163	171,912
6.25%, 06/15/37(a)	1,113	1,126,687
5.35%, 11/01/40	650	591,076
4.60%, 08/01/43	702	574,488
4.30%, 08/25/45	163	123,519
3.75%, 05/15/46	450	310,983
4.00%, 05/30/47	563	409,130
4.05%, 03/07/48	450	330,004

80	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Travelers Cos., Inc. (continued)
4.10%, 03/04/49	$163	$119,445
2.55%, 04/27/50	450	244,973
3.05%, 06/08/51	829	493,269
5.45%, 05/25/53	700	628,881
Unum Group
5.75%, 08/15/42	363	300,922
4.50%, 12/15/49	163	108,222
4.13%, 06/15/51	975	607,514
W R Berkley Corp.
4.75%, 08/01/44	300	229,693
4.00%, 05/12/50	413	276,751
3.55%, 03/30/52	413	248,369
3.15%, 09/30/61	300	155,677
Willis North America, Inc.
5.05%, 09/15/48	300	230,471
3.88%, 09/15/49	480	307,045
XL Group Ltd., 5.25%, 12/15/43	300	255,305

		64,831,781

Interactive Media & Services — 0.5%
Alphabet, Inc.(a)
1.90%, 08/15/40	1,141	682,256
2.05%, 08/15/50	2,510	1,297,506
2.25%, 08/15/60	2,043	1,033,058
eBay, Inc.
4.00%, 07/15/42	600	420,824
3.65%, 05/10/51	813	508,779
Meta Platforms, Inc.
4.45%, 08/15/52	2,600	1,965,754
5.60%, 05/15/53	2,320	2,098,248
4.65%, 08/15/62	1,250	942,582
5.75%, 05/15/63	1,740	1,561,034

		10,510,041

IT Services — 0.5%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	666	420,209
4.50%, 08/15/46	300	213,008
5.63%, 07/15/52	440	373,029
Fiserv, Inc., 4.40%, 07/01/49	1,677	1,216,719
International Business Machines Corp.
4.15%, 05/15/39	2,070	1,625,031
5.60%, 11/30/39	850	784,105
2.85%, 05/15/40	655	419,607
4.00%, 06/20/42(a)	902	670,698
4.70%, 02/19/46	491	388,242
4.25%, 05/15/49	2,795	2,042,849
2.95%, 05/15/50	564	320,087
3.43%, 02/09/52	550	339,964
4.90%, 07/27/52	800	642,721
5.10%, 02/06/53(a)	750	623,143
7.13%, 12/01/96	150	157,622
Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	479	297,165

		10,534,199

Leisure Products — 0.0%
Hasbro, Inc.
6.35%, 03/15/40	463	422,093
5.10%, 05/15/44(a)	255	195,900
Mattel, Inc., 5.45%, 11/01/41	250	195,016

		813,009

Security	Par (000)	Value

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 5.40%, 08/10/43	$785	$711,843

Machinery — 0.6%
Brunswick Corp., 5.10%, 04/01/52	329	215,130
Caterpillar, Inc.
5.30%, 09/15/35	250	241,985
6.05%, 08/15/36	690	699,689
5.20%, 05/27/41	994	910,457
3.80%, 08/15/42	1,951	1,473,841
3.25%, 09/19/49	829	543,626
3.25%, 04/09/50	829	540,898
4.75%, 05/15/64	400	320,365
Deere & Co.
3.90%, 06/09/42(a)	1,104	864,468
2.88%, 09/07/49	517	320,915
3.75%, 04/15/50	750	555,106
Dover Corp.
5.38%, 10/15/35	300	280,766
5.38%, 03/01/41	400	352,880
Otis Worldwide Corp.
3.11%, 02/15/40	829	563,716
3.36%, 02/15/50	676	425,457
Snap-on, Inc.
4.10%, 03/01/48	350	256,155
3.10%, 05/01/50	429	262,601
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	295,109
4.85%, 11/15/48	463	352,348
2.75%, 11/15/50	675	344,061
Valmont Industries, Inc., 5.00%, 10/01/44(a)	829	637,803
Xylem, Inc., 4.38%, 11/01/46	413	296,447

		10,753,823

Media — 5.0%
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,085	801,335
4.30%, 07/29/49	498	355,907
3.65%, 08/15/52	658	416,700
Series US-4, 3.65%, 03/17/51	500	318,216
Series US-6, 3.20%, 02/15/52	559	325,734
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35(a)	2,013	1,819,369
5.38%, 04/01/38	829	654,282
3.50%, 06/01/41	979	586,616
3.50%, 03/01/42	1,363	804,932
6.48%, 10/23/45	3,493	2,936,462
5.38%, 05/01/47	2,043	1,477,583
5.75%, 04/01/48	2,359	1,789,835
5.13%, 07/01/49	1,229	850,329
4.80%, 03/01/50	2,726	1,796,955
3.70%, 04/01/51	2,046	1,121,660
3.90%, 06/01/52	2,425	1,368,789
5.25%, 04/01/53(a)	1,252	887,926
6.83%, 10/23/55	163	137,532
3.85%, 04/01/61	1,617	854,209
4.40%, 12/01/61	1,429	832,026
3.95%, 06/30/62	1,243	663,510
5.50%, 04/01/63	1,000	703,084
Comcast Corp.
4.20%, 08/15/34	953	805,607
5.65%, 06/15/35	900	857,585
4.40%, 08/15/35	163	138,681

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
3.20%, 07/15/36	$1,163	$858,348
6.45%, 03/15/37	350	351,821
3.90%, 03/01/38	1,213	940,933
4.60%, 10/15/38	1,370	1,138,136
3.25%, 11/01/39	1,579	1,088,854
3.75%, 04/01/40	1,629	1,197,139
4.65%, 07/15/42	475	381,830
4.75%, 03/01/44	308	248,052
4.60%, 08/15/45	1,036	810,642
3.40%, 07/15/46	1,413	907,588
4.00%, 08/15/47	1,163	819,277
3.97%, 11/01/47	2,093	1,469,095
4.00%, 03/01/48	1,163	820,008
4.70%, 10/15/48	2,286	1,821,260
4.00%, 11/01/49	2,039	1,424,228
3.45%, 02/01/50	1,500	948,286
2.80%, 01/15/51	1,000	546,461
2.89%, 11/01/51	4,709	2,600,625
2.45%, 08/15/52(a)	1,409	708,655
4.05%, 11/01/52	1,047	726,387
5.35%, 05/15/53	1,590	1,367,936
2.94%, 11/01/56	5,401	2,861,445
4.95%, 10/15/58(a)	829	667,184
2.65%, 08/15/62	1,300	631,333
2.99%, 11/01/63	4,079	2,094,089
5.50%, 05/15/64	1,090	929,434
Discovery Communications LLC
5.00%, 09/20/37	463	362,415
6.35%, 06/01/40	700	607,320
4.88%, 04/01/43	500	355,285
5.20%, 09/20/47	1,099	786,651
5.30%, 05/15/49	613	441,553
4.65%, 05/15/50	1,079	709,753
4.00%, 09/15/55	1,575	904,643
Fox Corp.
5.48%, 01/25/39	1,129	934,204
5.58%, 01/25/49	1,429	1,125,855
Grupo Televisa SAB
6.63%, 01/15/40	463	435,220
5.00%, 05/13/45(a)	850	635,375
6.13%, 01/31/46(a)	702	610,740
5.25%, 05/24/49(a)	600	465,426
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	464	294,066
5.40%, 10/01/48	500	402,776
NBCUniversal Media LLC
5.95%, 04/01/41	516	485,126
4.45%, 01/15/43	680	528,041
Paramount Global
6.88%, 04/30/36	1,263	1,088,054
5.90%, 10/15/40	400	294,469
4.85%, 07/01/42	443	282,723
4.38%, 03/15/43	1,186	711,510
5.85%, 09/01/43	1,061	765,994
5.25%, 04/01/44	163	105,968
4.90%, 08/15/44	379	238,143
4.60%, 01/15/45	600	359,416
4.95%, 05/19/50	929	589,173
TELUS Corp.
4.60%, 11/16/48	630	463,172

Security	Par (000)	Value

Media (continued)
TELUS Corp. (continued)
4.30%, 06/15/49	$413	$289,298
Thomson Reuters Corp.
5.50%, 08/15/35	350	322,026
5.85%, 04/15/40	400	359,865
5.65%, 11/23/43(a)	279	236,263
Time Warner Cable LLC
6.55%, 05/01/37	1,288	1,130,781
7.30%, 07/01/38(a)	1,400	1,304,662
6.75%, 06/15/39	1,701	1,483,407
5.88%, 11/15/40	913	720,253
5.50%, 09/01/41	900	674,500
4.50%, 09/15/42	1,163	763,851
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	500	392,347
3.70%, 12/01/42	400	286,183
4.13%, 06/01/44(a)	813	611,030
3.00%, 07/30/46	600	360,041
Series E, 4.13%, 12/01/41	513	391,163
Walt Disney Co.
6.20%, 12/15/34	788	799,459
6.40%, 12/15/35	903	919,413
6.65%, 11/15/37	1,536	1,598,367
4.63%, 03/23/40	829	696,840
3.50%, 05/13/40(a)	1,625	1,168,120
6.15%, 02/15/41(a)	550	532,996
5.40%, 10/01/43	550	490,323
4.75%, 09/15/44	413	336,978
4.95%, 10/15/45	450	371,513
7.75%, 12/01/45	250	288,568
4.75%, 11/15/46	373	301,137
2.75%, 09/01/49	1,779	994,152
4.70%, 03/23/50(a)	1,727	1,398,849
3.60%, 01/13/51	2,524	1,668,188
3.80%, 05/13/60(a)	1,389	905,747
Warnermedia Holdings, Inc.
5.05%, 03/15/42	4,150	3,074,024
5.14%, 03/15/52(a)	6,464	4,574,034
5.39%, 03/15/62	2,750	1,926,012

		98,017,371

Metals & Mining — 1.4%
ArcelorMittal SA
7.00%, 10/15/39	771	732,877
6.75%, 03/01/41	225	204,562
Barrick Gold Corp.
6.45%, 10/15/35	250	246,111
5.25%, 04/01/42	300	258,826
Barrick North America Finance LLC
5.70%, 05/30/41	1,063	972,990
5.75%, 05/01/43	713	656,310
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	665,908
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	913	716,309
5.00%, 09/30/43	2,234	1,930,120
5.50%, 09/08/53	885	804,460
Freeport-McMoRan, Inc.
5.40%, 11/14/34(a)	613	542,323
5.45%, 03/15/43	1,644	1,352,174
Newmont Corp.
5.88%, 04/01/35	563	543,369

82	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metals & Mining (continued)
Newmont Corp. (continued)
6.25%, 10/01/39	$800	$772,637
4.88%, 03/15/42	927	760,219
5.45%, 06/09/44	380	326,906
Nucor Corp.
6.40%, 12/01/37	550	551,280
5.20%, 08/01/43(a)	350	304,307
4.40%, 05/01/48	250	187,443
3.85%, 04/01/52	550	370,230
2.98%, 12/15/55	413	221,229
Precision Castparts Corp.
3.90%, 01/15/43	400	297,005
4.38%, 06/15/45	413	318,504
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	700	699,596
5.75%, 06/01/35	250	237,251
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	974,926
2.75%, 11/02/51	1,289	717,676
Rio Tinto Finance USA PLC
4.75%, 03/22/42	288	243,937
4.13%, 08/21/42	713	548,478
5.13%, 03/09/53	1,130	973,190
Southern Copper Corp.
7.50%, 07/27/35	990	1,045,737
6.75%, 04/16/40	869	859,954
5.25%, 11/08/42	1,250	1,038,725
5.88%, 04/23/45	1,338	1,193,496
Steel Dynamics, Inc., 3.25%, 10/15/50	496	281,894
Teck Resources Ltd.
6.13%, 10/01/35	240	222,069
6.00%, 08/15/40	400	347,151
6.25%, 07/15/41	630	558,440
5.20%, 03/01/42	300	234,155
5.40%, 02/01/43	560	447,706
Vale Overseas Ltd.(a)
8.25%, 01/17/34	410	446,707
6.88%, 11/21/36	1,258	1,232,840
6.88%, 11/10/39	1,226	1,197,655
Vale SA, 5.63%, 09/11/42(a)	379	333,702

		27,571,384

Multi-Utilities — 0.6%
Atmos Energy Corp.
4.15%, 01/15/43(a)	26	19,893
4.30%, 10/01/48	488	363,301
4.13%, 03/15/49	1,243	889,540
3.38%, 09/15/49	520	326,699
2.85%, 02/15/52(a)	650	365,927
5.75%, 10/15/52	500	458,744
Black Hills Corp., 6.15%, 05/15/34	540	508,736
CenterPoint Energy Resources Corp.
5.85%, 01/15/41	163	148,128
4.10%, 09/01/47	380	264,315
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	140	136,219
NiSource, Inc.
5.95%, 06/15/41(a)	319	290,712
5.25%, 02/15/43	301	252,444
4.80%, 02/15/44	663	521,788
5.65%, 02/01/45	428	371,141
4.38%, 05/15/47	963	697,968

Security	Par (000)	Value

Multi-Utilities (continued)
NiSource, Inc. (continued)
3.95%, 03/30/48	$750	$507,203
ONE Gas, Inc.
4.66%, 02/01/44(a)	563	433,580
4.50%, 11/01/48	350	256,743
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	196,540
3.64%, 11/01/46	255	158,956
3.35%, 06/01/50	329	190,423
5.05%, 05/15/52	500	390,066
Public Service Electric and Gas Co.
5.13%, 03/15/53(a)	390	335,021
5.45%, 08/01/53	300	270,718
Southern California Gas Co.
3.75%, 09/15/42	600	412,752
Series UU, 4.13%, 06/01/48	163	113,863
Series VV, 4.30%, 01/15/49	379	271,726
Series WW, 3.95%, 02/15/50	350	234,216
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	550	484,462
4.40%, 06/01/43	261	188,240
3.95%, 10/01/46	620	405,982
4.40%, 05/30/47	350	252,108
Series 21A, 3.15%, 09/30/51	745	419,304
Southwest Gas Corp., 3.18%, 08/15/51	745	402,867
Washington Gas Light Co.
3.65%, 09/15/49	413	258,666
Series K, 3.80%, 09/15/46	350	228,110

		12,027,101

Offshore Drilling & Other Services — 0.2%
Applied Materials, Inc.
5.10%, 10/01/35	400	379,045
5.85%, 06/15/41	625	602,864
4.35%, 04/01/47	970	774,816
2.75%, 06/01/50(a)	763	452,214
KLA Corp., 5.00%, 03/15/49	400	332,222
Lam Research Corp.
4.88%, 03/15/49	829	683,795
2.88%, 06/15/50(a)	779	451,756
3.13%, 06/15/60	500	277,789

		3,954,501

Oil, Gas & Consumable Fuels — 7.9%
Apache Corp.
6.00%, 01/15/37	300	265,479
5.10%, 09/01/40(a)	1,950	1,515,248
5.25%, 02/01/42	100	75,524
4.75%, 04/15/43	200	140,463
5.35%, 07/01/49	350	255,448
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,430	945,835
3.00%, 02/24/50	1,829	1,079,096
2.77%, 11/10/50	1,559	865,377
2.94%, 06/04/51(a)	2,067	1,188,427
3.00%, 03/17/52(a)	1,263	733,658
3.38%, 02/08/61(a)	2,077	1,229,077
Burlington Resources LLC, 5.95%, 10/15/36(a)	250	247,123
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	274,450
6.50%, 02/15/37	400	379,932
6.25%, 03/15/38	925	864,311

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued)
6.75%, 02/01/39	$350	$337,021
4.95%, 06/01/47	643	504,503
Cenovus Energy, Inc.
5.25%, 06/15/37	290	247,952
6.75%, 11/15/39	628	606,977
5.40%, 06/15/47(a)	527	432,865
3.75%, 02/15/52(a)	609	380,758
Chevron Corp., 3.08%, 05/11/50(a)	900	564,952
Chevron USA, Inc.
6.00%, 03/01/41	350	346,958
5.25%, 11/15/43	300	269,956
2.34%, 08/12/50(a)	613	324,633
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,000	962,820
6.40%, 05/15/37	1,329	1,325,996
7.50%, 07/30/39(a)	1,000	1,088,630
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	400	338,349
ConocoPhillips
6.50%, 02/01/39	1,450	1,497,547
4.88%, 10/01/47(a)	500	411,492
ConocoPhillips Co.
3.76%, 03/15/42	630	457,655
4.30%, 11/15/44	829	636,664
5.95%, 03/15/46	300	280,859
3.80%, 03/15/52	988	673,018
5.30%, 05/15/53	980	846,061
5.55%, 03/15/54	1,240	1,108,401
4.03%, 03/15/62	1,530	1,031,604
5.70%, 09/15/63	700	624,658
Continental Resources, Inc., 4.90%, 06/01/44	613	432,839
DCP Midstream Operating LP, 5.60%, 04/01/44	350	295,799
Devon Energy Corp.
5.60%, 07/15/41	1,263	1,072,142
4.75%, 05/15/42	719	548,166
5.00%, 06/15/45(a)	763	587,911
Diamondback Energy, Inc.
4.40%, 03/24/51	613	434,970
4.25%, 03/15/52	700	481,104
6.25%, 03/15/53	600	553,656
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	300	233,300
4.60%, 12/15/44	500	369,300
Enbridge Energy Partners LP
5.50%, 09/15/40	500	420,469
7.38%, 10/15/45	660	674,866
Series B, 7.50%, 04/15/38	350	359,168
Enbridge, Inc.
4.50%, 06/10/44	413	301,151
5.50%, 12/01/46	250	208,578
4.00%, 11/15/49	454	301,130
3.40%, 08/01/51(a)	989	584,809
Energy Transfer LP
4.90%, 03/15/35	463	393,136
6.63%, 10/15/36	370	354,695
7.50%, 07/01/38	500	511,076
6.05%, 06/01/41	700	607,476
6.50%, 02/01/42	963	890,213
6.10%, 02/15/42	250	218,550
4.95%, 01/15/43	163	121,673
5.15%, 02/01/43	413	316,943
5.95%, 10/01/43	397	335,787
5.30%, 04/01/44	626	491,941

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.00%, 05/15/44	$413	$309,208
5.15%, 03/15/45	1,029	796,860
5.35%, 05/15/45	813	638,868
6.13%, 12/15/45	1,036	895,136
5.30%, 04/15/47	920	713,093
5.40%, 10/01/47	1,479	1,161,544
6.00%, 06/15/48	1,000	850,250
6.25%, 04/15/49	1,779	1,565,464
5.00%, 05/15/50	2,036	1,526,564
Series 20Y, 5.80%, 06/15/38	500	436,673
Enterprise Products Operating LLC
6.13%, 10/15/39	600	580,904
6.45%, 09/01/40	600	597,167
5.95%, 02/01/41	597	566,052
4.85%, 08/15/42	1,100	919,583
4.45%, 02/15/43	1,133	894,572
4.85%, 03/15/44	1,529	1,266,276
5.10%, 02/15/45	1,036	881,911
4.90%, 05/15/46	911	749,903
4.25%, 02/15/48	1,279	957,061
4.80%, 02/01/49	1,329	1,074,229
4.20%, 01/31/50	1,378	1,009,314
3.70%, 01/31/51	1,025	685,544
3.20%, 02/15/52(a)	1,029	620,864
3.30%, 02/15/53(a)	981	600,680
4.95%, 10/15/54	300	242,168
3.95%, 01/31/60	1,000	669,648
Series H, 6.65%, 10/15/34	300	310,992
EOG Resources, Inc.
3.90%, 04/01/35	450	369,213
4.95%, 04/15/50	713	598,589
Equinor ASA
3.63%, 04/06/40	829	614,195
5.10%, 08/17/40	911	817,005
4.25%, 11/23/41	225	178,933
3.95%, 05/15/43	1,650	1,249,340
3.25%, 11/18/49	620	393,424
3.70%, 04/06/50	1,429	988,792
Exxon Mobil Corp.
3.00%, 08/16/39	713	496,242
4.23%, 03/19/40	1,844	1,496,455
3.57%, 03/06/45	900	630,223
4.11%, 03/01/46	2,329	1,775,155
3.10%, 08/16/49	1,243	772,350
4.33%, 03/19/50	2,768	2,143,535
3.45%, 04/15/51	2,615	1,718,318
Hess Corp.
6.00%, 01/15/40	750	724,594
5.60%, 02/15/41	1,254	1,164,355
5.80%, 04/01/47(a)	429	404,990
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	829	759,661
6.50%, 02/01/37	576	544,406
6.95%, 01/15/38	1,086	1,076,595
6.50%, 09/01/39	600	556,497
6.55%, 09/15/40	350	324,465
7.50%, 11/15/40	650	655,479
6.38%, 03/01/41	413	376,300
5.00%, 08/15/42	650	507,848
4.70%, 11/01/42(a)	400	296,567
5.00%, 03/01/43	513	396,412
5.50%, 03/01/44	620	505,057

84	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
5.40%, 09/01/44	$463	$372,780
Kinder Morgan, Inc.
5.30%, 12/01/34	763	675,182
5.55%, 06/01/45	1,736	1,428,942
5.05%, 02/15/46	620	472,870
5.20%, 03/01/48	686	533,709
3.25%, 08/01/50	500	282,921
3.60%, 02/15/51	1,029	619,504
5.45%, 08/01/52(a)	700	565,782
Magellan Midstream Partners LP
5.15%, 10/15/43	400	317,473
4.25%, 09/15/46	563	380,234
4.20%, 10/03/47(a)	660	436,474
4.85%, 02/01/49	450	332,985
3.95%, 03/01/50(a)	636	401,335
Marathon Oil Corp.
6.60%, 10/01/37	763	729,331
5.20%, 06/01/45	513	396,048
Marathon Petroleum Corp.
6.50%, 03/01/41	1,150	1,091,450
4.75%, 09/15/44	763	576,632
4.50%, 04/01/48	459	325,953
5.00%, 09/15/54	250	184,337
MPLX LP
4.50%, 04/15/38	1,700	1,324,393
5.20%, 03/01/47	829	641,120
5.20%, 12/01/47	413	317,945
4.70%, 04/15/48	1,386	1,001,932
5.50%, 02/15/49	1,479	1,193,795
4.95%, 03/14/52	1,371	1,016,059
5.65%, 03/01/53	440	361,922
4.90%, 04/15/58	500	351,960
Occidental Petroleum Corp.
6.45%, 09/15/36	1,500	1,456,920
6.20%, 03/15/40	1,000	927,200
6.60%, 03/15/46(a)	500	481,453
4.20%, 03/15/48(a)	1,650	1,112,150
ONEOK Partners LP
6.65%, 10/01/36	500	481,746
6.85%, 10/15/37	400	390,581
6.13%, 02/01/41	575	519,603
6.20%, 09/15/43	350	313,280
ONEOK, Inc.
6.00%, 06/15/35	300	278,004
4.95%, 07/13/47	679	506,805
5.20%, 07/15/48	963	745,081
4.45%, 09/01/49	625	428,012
4.50%, 03/15/50	413	285,151
7.15%, 01/15/51	250	244,476
6.63%, 09/01/53	1,600	1,495,280
Ovintiv, Inc.
6.50%, 08/15/34(a)	413	395,090
6.63%, 08/15/37	725	679,262
6.50%, 02/01/38	243	225,123
7.10%, 07/15/53	350	333,101
Phillips 66
4.65%, 11/15/34	872	758,261
5.88%, 05/01/42	1,426	1,330,609
4.88%, 11/15/44	1,636	1,344,931
3.30%, 03/15/52(a)	967	566,690
Phillips 66 Co.
4.68%, 02/15/45	400	304,447

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co. (continued)
4.90%, 10/01/46	$613	$482,013
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	500	472,719
5.15%, 06/01/42	450	341,255
4.30%, 01/31/43	300	203,184
4.70%, 06/15/44	620	434,088
4.90%, 02/15/45	579	417,616
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	400	383,337
Shell International Finance BV
4.13%, 05/11/35	1,390	1,185,035
6.38%, 12/15/38	2,575	2,632,133
5.50%, 03/25/40(a)	775	723,763
2.88%, 11/26/41	463	299,367
3.63%, 08/21/42(a)	600	434,074
4.55%, 08/12/43	1,159	939,335
4.38%, 05/11/45	2,823	2,204,100
4.00%, 05/10/46	2,086	1,536,087
3.75%, 09/12/46	1,095	766,159
3.13%, 11/07/49	1,128	692,555
3.25%, 04/06/50	1,939	1,222,337
3.00%, 11/26/51	1,000	589,607
Spectra Energy Partners LP
5.95%, 09/25/43	350	304,801
4.50%, 03/15/45	660	476,541
Suncor Energy, Inc.
5.95%, 12/01/34	400	374,957
6.80%, 05/15/38	750	737,452
6.50%, 06/15/38	1,193	1,146,943
6.85%, 06/01/39	613	596,388
4.00%, 11/15/47	829	555,402
3.75%, 03/04/51(a)	621	394,559
Targa Resources Corp.
4.95%, 04/15/52	752	548,711
6.25%, 07/01/52	400	349,614
6.50%, 02/15/53	800	729,413
TotalEnergies Capital International SA
2.99%, 06/29/41	700	461,930
3.46%, 07/12/49	963	637,170
3.13%, 05/29/50	2,329	1,423,429
3.39%, 06/29/60	829	500,063
TransCanada PipeLines Ltd.
4.63%, 03/01/34	1,120	947,379
5.60%, 03/31/34	413	376,287
5.85%, 03/15/36	500	459,816
6.20%, 10/15/37	880	820,708
4.75%, 05/15/38	386	307,099
7.25%, 08/15/38	513	525,844
7.63%, 01/15/39	1,363	1,443,545
6.10%, 06/01/40	500	459,364
5.00%, 10/16/43	517	408,007
4.88%, 05/15/48	870	658,232
5.10%, 03/15/49(a)	1,370	1,069,561
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	339,141
4.45%, 08/01/42	163	122,949
4.60%, 03/15/48	930	699,799
3.95%, 05/15/50	413	279,820
Valero Energy Corp.
6.63%, 06/15/37	1,375	1,350,200
4.90%, 03/15/45(a)	413	324,290
3.65%, 12/01/51	875	531,013
4.00%, 06/01/52(a)	519	337,293

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
5.45%, 04/01/44	$180	$138,532
5.30%, 03/01/48(a)	1,000	747,054
5.50%, 08/15/48	300	227,466
5.25%, 02/01/50	1,100	812,856
Williams Cos., Inc.
6.30%, 04/15/40	1,113	1,050,840
5.80%, 11/15/43	350	304,927
5.40%, 03/04/44	429	356,537
5.75%, 06/24/44	529	461,179
4.90%, 01/15/45	463	355,117
5.10%, 09/15/45	945	759,604
4.85%, 03/01/48	713	545,917
3.50%, 10/15/51	600	362,630
5.30%, 08/15/52	720	585,373

		156,816,988

Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 01/11/36	548	441,241
United Airlines Pass-Through Trust, Class A, 5.80%, 07/15/37	1,200	1,124,531

		1,565,772

Personal Care Products — 0.4%
Colgate-Palmolive Co.
4.00%, 08/15/45	500	393,952
3.70%, 08/01/47(a)	620	455,651
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	298,201
4.38%, 06/15/45	500	382,623
4.15%, 03/15/47	413	306,350
3.13%, 12/01/49	566	345,300
5.15%, 05/15/53	530	454,502
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,000	702,339
Kenvue, Inc.
5.10%, 03/22/43	630	557,345
5.05%, 03/22/53	1,300	1,116,953
5.20%, 03/22/63	700	594,317
Procter & Gamble Co.
5.80%, 08/15/34	350	361,787
5.55%, 03/05/37	950	945,603
3.55%, 03/25/40	463	356,647
3.60%, 03/25/50(a)	829	599,977
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51(a)	704	398,090

		8,269,637

Pharmaceuticals — 6.6%
AbbVie, Inc.
4.55%, 03/15/35	1,720	1,512,143
4.50%, 05/14/35	2,001	1,748,076
4.30%, 05/14/36	1,030	874,684
4.05%, 11/21/39	3,937	3,076,086
4.40%, 11/06/42	2,910	2,310,953
4.85%, 06/15/44	1,036	866,442
4.75%, 03/15/45	552	452,438
4.70%, 05/14/45	2,423	1,969,852
4.45%, 05/14/46	1,486	1,154,823
4.88%, 11/14/48	1,879	1,555,795
4.25%, 11/21/49	5,431	4,075,897
AstraZeneca PLC
6.45%, 09/15/37	2,525	2,625,752
4.00%, 09/18/42	850	658,996

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC (continued)
4.38%, 11/16/45	$1,037	$824,322
4.38%, 08/17/48	745	590,760
2.13%, 08/06/50(a)	348	179,365
3.00%, 05/28/51	650	398,347
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,863	1,479,529
2.35%, 11/13/40	650	390,156
3.55%, 03/15/42	1,040	737,135
3.25%, 08/01/42	750	503,186
4.63%, 05/15/44	650	528,385
5.00%, 08/15/45	650	553,360
4.35%, 11/15/47	1,460	1,110,331
4.55%, 02/20/48	1,042	820,733
4.25%, 10/26/49	3,513	2,612,690
2.55%, 11/13/50	1,589	846,763
3.70%, 03/15/52	1,893	1,270,792
6.25%, 11/15/53(e)	580	573,980
3.90%, 03/15/62(a)	864	564,858
6.40%, 11/15/63(e)	580	574,623
Cigna Group
4.80%, 08/15/38	2,079	1,761,073
3.20%, 03/15/40	829	562,006
6.13%, 11/15/41	350	334,404
4.80%, 07/15/46	1,536	1,219,953
3.88%, 10/15/47	620	422,627
4.90%, 12/15/48	2,693	2,153,554
3.40%, 03/15/50	1,229	759,976
3.40%, 03/15/51	1,436	884,808
CVS Health Corp.
4.88%, 07/20/35	829	715,789
4.78%, 03/25/38	4,573	3,782,303
6.13%, 09/15/39(a)	200	186,358
4.13%, 04/01/40	1,010	748,079
2.70%, 08/21/40	1,283	776,932
5.30%, 12/05/43	750	620,167
5.13%, 07/20/45	2,981	2,379,920
5.05%, 03/25/48(a)	7,642	6,007,259
4.25%, 04/01/50	496	343,738
5.63%, 02/21/53	1,275	1,080,469
5.88%, 06/01/53(a)	1,140	996,940
6.00%, 06/01/63	640	554,451
Eli Lilly & Co.
5.55%, 03/15/37	400	393,089
3.70%, 03/01/45	829	606,689
3.95%, 03/15/49	800	604,391
2.25%, 05/15/50(a)	1,659	880,271
4.88%, 02/27/53	1,110	962,008
4.15%, 03/15/59	500	370,014
2.50%, 09/15/60	796	404,511
4.95%, 02/27/63	940	800,595
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34(a)	463	452,740
6.38%, 05/15/38	2,551	2,655,232
4.20%, 03/18/43	496	397,175
Johnson & Johnson
4.38%, 12/05/33	713	664,146
3.55%, 03/01/36	970	793,699
3.63%, 03/03/37	1,263	1,024,869
5.95%, 08/15/37	850	872,676
3.40%, 01/15/38	850	660,234
5.85%, 07/15/38	600	613,158
2.10%, 09/01/40	1,493	906,770

86	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson (continued)
4.50%, 09/01/40	$291	$250,777
4.85%, 05/15/41	250	223,455
4.50%, 12/05/43	620	530,034
3.70%, 03/01/46	2,063	1,521,436
3.75%, 03/03/47	850	629,388
3.50%, 01/15/48	586	414,286
2.25%, 09/01/50(a)	850	456,932
2.45%, 09/01/60	1,243	637,922
Mead Johnson Nutrition Co.
5.90%, 11/01/39	360	337,858
4.60%, 06/01/44	463	368,022
Merck & Co., Inc.
6.50%, 12/01/33	600	629,683
6.55%, 09/15/37	350	365,493
3.90%, 03/07/39	913	724,955
2.35%, 06/24/40	809	501,908
3.60%, 09/15/42(a)	450	329,434
4.15%, 05/18/43	1,120	878,978
4.90%, 05/17/44	800	691,743
3.70%, 02/10/45	1,876	1,344,116
4.00%, 03/07/49	1,329	982,707
2.45%, 06/24/50	1,129	606,615
2.75%, 12/10/51(a)	1,671	943,583
5.00%, 05/17/53	1,520	1,298,018
2.90%, 12/10/61	1,329	714,641
5.15%, 05/17/63(a)	1,015	864,883
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	294,044
Mylan, Inc.
5.40%, 11/29/43	413	303,851
5.20%, 04/15/48	754	518,404
Novartis Capital Corp.
3.70%, 09/21/42	450	335,550
4.40%, 05/06/44	1,836	1,500,358
4.00%, 11/20/45	1,120	858,123
2.75%, 08/14/50(a)	1,110	659,678
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/53(a)	11,630	10,174,480
5.34%, 05/19/63	200	171,332
Pfizer, Inc.
4.00%, 12/15/36	763	635,168
4.10%, 09/15/38	829	667,499
3.90%, 03/15/39	813	636,501
7.20%, 03/15/39	3,166	3,489,555
2.55%, 05/28/40	1,109	704,014
5.60%, 09/15/40	400	375,617
4.30%, 06/15/43	2,463	1,951,532
4.40%, 05/15/44	813	658,323
4.13%, 12/15/46	1,243	945,020
4.20%, 09/15/48	813	622,960
4.00%, 03/15/49	829	614,056
2.70%, 05/28/50(a)	1,160	673,015
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,391	914,997
3.18%, 07/09/50	1,833	1,087,004
3.38%, 07/09/60(a)	1,078	616,454
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	1,013	709,607
Viatris, Inc.
3.85%, 06/22/40	1,379	858,277
4.00%, 06/22/50	1,643	945,264
Wyeth LLC
6.50%, 02/01/34	813	839,199

Security	Par (000)	Value

Pharmaceuticals (continued)
Wyeth LLC (continued)
5.95%, 04/01/37	$1,563	$1,541,277
Zoetis, Inc.
4.70%, 02/01/43	1,129	927,039
3.95%, 09/12/47	463	331,151
4.45%, 08/20/48	413	317,768
3.00%, 05/15/50	329	195,023

		130,113,332

Professional Services — 0.0%
Verisk Analytics, Inc.
5.50%, 06/15/45	300	253,825
3.63%, 05/15/50(a)	472	301,588

		555,413

Real Estate — 0.0%
VICI Properties LP, 5.63%, 05/15/52	629	492,356

Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34	750	681,887

Retail REITs — 0.1%
NNN REIT, Inc.
3.10%, 04/15/50	829	453,228
3.50%, 04/15/51	350	209,355
3.00%, 04/15/52	378	201,706
Realty Income Corp., 4.65%, 03/15/47	500	392,541

		1,256,830

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	430	331,235
Analog Devices, Inc.
2.80%, 10/01/41	701	444,608
2.95%, 10/01/51(a)	950	556,597
Broadcom, Inc.(d)
3.47%, 04/15/34	2,881	2,195,148
3.14%, 11/15/35	3,443	2,428,681
3.19%, 11/15/36	2,700	1,869,909
4.93%, 05/15/37	2,400	2,000,215
3.50%, 02/15/41	2,466	1,640,093
3.75%, 02/15/51	1,385	883,114
Honeywell International, Inc.
4.50%, 01/15/34	900	808,802
5.70%, 03/15/36	450	439,209
5.70%, 03/15/37(a)	400	390,240
5.38%, 03/01/41	400	369,532
3.81%, 11/21/47	413	295,991
2.80%, 06/01/50	659	409,338
Intel Corp.
4.60%, 03/25/40(a)	600	502,330
2.80%, 08/12/41	657	411,257
4.80%, 10/01/41	740	613,656
5.63%, 02/10/43	1,380	1,263,601
4.90%, 07/29/45	750	646,252
4.10%, 05/19/46	1,123	819,442
4.10%, 05/11/47	1,113	802,393
3.73%, 12/08/47	1,909	1,284,836
3.25%, 11/15/49	1,750	1,055,561
4.75%, 03/25/50	2,156	1,693,062
3.05%, 08/12/51	1,050	601,148
4.90%, 08/05/52	1,500	1,195,329
5.70%, 02/10/53(a)	1,860	1,664,575
3.10%, 02/15/60	813	438,978
4.95%, 03/25/60(a)	829	664,758
3.20%, 08/12/61	1,257	687,168

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
5.05%, 08/05/62	$800	$631,146
5.90%, 02/10/63	1,050	949,321
KLA Corp.
3.30%, 03/01/50	736	463,839
4.95%, 07/15/52	1,245	1,043,117
5.25%, 07/15/62	720	610,152
Massachusetts Institute of Technology, 3.07%, 04/01/52	230	143,092
Micron Technology, Inc.
3.37%, 11/01/41	413	260,276
3.48%, 11/01/51	413	242,177
NVIDIA Corp.
3.50%, 04/01/40	988	739,652
3.50%, 04/01/50(a)	2,093	1,432,288
3.70%, 04/01/60	693	466,095
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	963	614,991
3.13%, 02/15/42	413	254,718
3.25%, 11/30/51	475	271,781
QUALCOMM, Inc.
4.65%, 05/20/35(a)	963	876,104
4.80%, 05/20/45(a)	1,470	1,236,155
4.30%, 05/20/47(a)	1,543	1,178,836
3.25%, 05/20/50(a)	660	421,264
4.50%, 05/20/52	942	724,108
6.00%, 05/20/53	1,020	981,614
Texas Instruments, Inc.
3.88%, 03/15/39	829	658,927
4.15%, 05/15/48	1,479	1,119,529
2.70%, 09/15/51	500	282,084
4.10%, 08/16/52	95	69,940
5.00%, 03/14/53	570	485,377
5.05%, 05/18/63	1,175	978,410
TSMC Arizona Corp.
3.13%, 10/25/41	916	629,887
3.25%, 10/25/51	750	476,760
4.50%, 04/22/52(a)	1,180	957,086

		48,605,784

Software — 2.7%
Activision Blizzard, Inc.
4.50%, 06/15/47	350	292,852
2.50%, 09/15/50	1,460	816,168
Electronic Arts, Inc., 2.95%, 02/15/51	571	327,955
Intuit, Inc., 5.50%, 09/15/53	1,185	1,077,997
Microsoft Corp.
3.50%, 02/12/35(a)	1,515	1,288,901
4.20%, 11/03/35	700	630,149
3.45%, 08/08/36	1,742	1,420,509
4.10%, 02/06/37	850	736,731
5.30%, 02/08/41	750	734,513
4.45%, 11/03/45	1,000	854,923
3.70%, 08/08/46	1,729	1,287,377
4.25%, 02/06/47	1,500	1,225,122
2.53%, 06/01/50(a)	6,411	3,669,796
2.92%, 03/17/52	6,177	3,813,116
4.50%, 02/06/57	709	585,244
2.68%, 06/01/60	3,708	2,050,356
3.04%, 03/17/62(a)	2,165	1,285,575
Oracle Corp.
4.30%, 07/08/34	1,066	888,544
3.90%, 05/15/35	1,213	955,385

Security	Par (000)	Value

Software (continued)
Oracle Corp. (continued)
3.85%, 07/15/36	$1,370	$1,044,895
3.80%, 11/15/37	1,670	1,228,903
6.50%, 04/15/38	1,200	1,170,904
6.13%, 07/08/39	1,413	1,320,369
3.60%, 04/01/40	2,884	1,980,304
5.38%, 07/15/40(a)	1,679	1,428,866
3.65%, 03/25/41	2,385	1,624,099
4.50%, 07/08/44	913	674,883
4.13%, 05/15/45	1,866	1,292,586
4.00%, 07/15/46	2,866	1,925,600
4.00%, 11/15/47	1,743	1,158,814
3.60%, 04/01/50(a)	4,419	2,707,831
3.95%, 03/25/51	2,534	1,644,917
6.90%, 11/09/52	2,600	2,562,049
5.55%, 02/06/53	2,375	1,973,132
4.38%, 05/15/55	1,036	700,942
3.85%, 04/01/60	2,791	1,675,158
4.10%, 03/25/61	1,450	909,452
Salesforce, Inc.
2.70%, 07/15/41(a)	1,179	758,164
2.90%, 07/15/51	2,048	1,204,489
3.05%, 07/15/61	1,020	568,097

		53,495,667

Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	550	473,446

Specialty Retail — 0.1%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	339,304
Lowe’s Cos., Inc.
2.80%, 09/15/41	1,213	736,774
5.80%, 09/15/62	700	593,125

		1,669,203

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,167,938
2.38%, 02/08/41(a)	1,500	957,037
3.85%, 05/04/43	3,000	2,320,173
4.45%, 05/06/44	1,163	980,761
3.45%, 02/09/45	2,069	1,479,660
4.38%, 05/13/45	2,013	1,650,473
4.65%, 02/23/46	4,242	3,619,065
3.85%, 08/04/46	2,020	1,514,782
4.25%, 02/09/47(a)	1,163	939,426
3.75%, 09/12/47	500	364,740
3.75%, 11/13/47	1,036	759,352
2.95%, 09/11/49	1,386	863,189
2.65%, 05/11/50	2,494	1,443,654
2.40%, 08/20/50	523	290,936
2.65%, 02/08/51	2,536	1,456,238
2.70%, 08/05/51	1,815	1,049,639
3.95%, 08/08/52(a)	1,950	1,445,698
4.85%, 05/10/53	680	590,675
2.55%, 08/20/60(a)	829	454,064
2.80%, 02/08/61	973	537,303
2.85%, 08/05/61	2,430	1,350,828
4.10%, 08/08/62	1,000	733,302
Dell International LLC/EMC Corp.
8.10%, 07/15/36	901	977,176
3.38%, 12/15/41	779	501,828
8.35%, 07/15/46	725	809,935
3.45%, 12/15/51	1,113	663,127

88	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell, Inc., 6.50%, 04/15/38(a)	$329	$313,854
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	663	650,805
6.35%, 10/15/45	1,220	1,118,191
HP, Inc., 6.00%, 09/15/41(a)	988	894,724

		31,898,573

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	929	669,092
3.63%, 05/01/43	450	334,266
3.88%, 11/01/45(a)	763	569,880
3.38%, 11/01/46	343	230,948
3.38%, 03/27/50(a)	1,450	975,681

		2,779,867

Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39(a)	1,793	1,593,746
3.40%, 02/04/41	1,579	967,613
4.25%, 08/09/42	850	581,782
4.50%, 05/02/43	629	444,016
5.38%, 01/31/44(a)	1,644	1,410,591
3.88%, 09/16/46	1,036	639,914
5.95%, 02/14/49(a)	2,393	2,030,033
4.45%, 05/06/50	541	359,150
3.70%, 02/04/51(a)	1,145	667,101
4.00%, 02/04/61	979	590,114
BAT Capital Corp.
4.39%, 08/15/37	2,466	1,792,299
3.73%, 09/25/40	730	462,931
7.08%, 08/02/43	700	638,170
4.54%, 08/15/47	2,369	1,532,664
4.76%, 09/06/49	970	644,860
5.28%, 04/02/50	463	329,280
3.98%, 09/25/50	946	556,575
5.65%, 03/16/52	454	341,432
7.08%, 08/02/53	900	803,260
Philip Morris International, Inc.
6.38%, 05/16/38	1,400	1,385,787
4.38%, 11/15/41	695	522,543
4.50%, 03/20/42	510	390,120
3.88%, 08/21/42	788	552,936
4.13%, 03/04/43	971	695,853
4.88%, 11/15/43	663	528,332
4.25%, 11/10/44	1,150	829,394
Reynolds American, Inc.
5.70%, 08/15/35	593	508,069
7.25%, 06/15/37	400	385,847
6.15%, 09/15/43	497	415,371
5.85%, 08/15/45	2,450	1,915,219

		24,515,002

Trading Companies & Distributors — 0.0%
GATX Corp.
6.05%, 03/15/34(a)	400	376,880
6.90%, 05/01/34	275	274,535

		651,415

Transportation Infrastructure — 0.7%
FedEx Corp.
4.90%, 01/15/34(a)	400	364,267
3.90%, 02/01/35	423	340,594
3.25%, 05/15/41	708	466,718

Security	Par (000)	Value

Transportation Infrastructure (continued)
FedEx Corp. (continued)
3.88%, 08/01/42	$500	$356,195
4.10%, 04/15/43	500	360,077
5.10%, 01/15/44	650	536,054
4.10%, 02/01/45	600	425,769
4.75%, 11/15/45	946	734,266
4.55%, 04/01/46	1,220	920,319
4.40%, 01/15/47	763	560,649
4.05%, 02/15/48	1,053	733,164
4.95%, 10/17/48	829	659,942
5.25%, 05/15/50	1,129	937,863
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	756	592,828
United Parcel Service, Inc.
6.20%, 01/15/38	1,226	1,254,930
5.20%, 04/01/40	379	344,194
4.88%, 11/15/40(a)	400	350,484
3.63%, 10/01/42(a)	463	337,572
3.40%, 11/15/46	142	94,812
3.75%, 11/15/47	1,463	1,038,282
4.25%, 03/15/49	879	668,688
3.40%, 09/01/49(a)	575	385,391
5.30%, 04/01/50(a)	1,129	1,012,483
5.05%, 03/03/53	1,000	858,517

		14,334,058

Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	827,193
4.30%, 12/01/42	500	387,058
4.30%, 09/01/45	163	121,439
4.00%, 12/01/46	280	197,692
3.75%, 09/01/47(a)	613	419,717
4.20%, 09/01/48	500	367,139
4.15%, 06/01/49(a)	413	299,791
3.45%, 05/01/50(a)	600	383,444
3.25%, 06/01/51(a)	745	459,185
Essential Utilities, Inc.
4.28%, 05/01/49	400	280,078
3.35%, 04/15/50	429	252,094
5.30%, 05/01/52	579	467,502

		4,462,332

Wireless Telecommunication Services — 1.7%
America Movil SAB de C.V.
6.38%, 03/01/35	900	902,250
6.13%, 11/15/37	300	289,656
6.13%, 03/30/40	1,650	1,581,525
4.38%, 07/16/42	1,371	1,045,388
4.38%, 04/22/49(a)	1,228	915,106
Crown Castle, Inc., 4.15%, 07/01/50	500	333,641
Orange SA
5.38%, 01/13/42	812	704,398
5.50%, 02/06/44	750	660,225
Rogers Communications, Inc.
7.50%, 08/15/38	200	198,368
4.50%, 03/15/42(a)	976	722,050
4.50%, 03/15/43	500	360,709
5.45%, 10/01/43	500	409,633
5.00%, 03/15/44	1,013	778,939
4.30%, 02/15/48	636	427,035
4.35%, 05/01/49	1,036	705,361
3.70%, 11/15/49(a)	979	596,756

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (continued)
4.55%, 03/15/52(a)	$2,010	$1,390,215
T-Mobile U.S., Inc.
4.38%, 04/15/40(a)	2,036	1,574,716
3.00%, 02/15/41	1,959	1,236,520
4.50%, 04/15/50	2,200	1,604,991
3.30%, 02/15/51	2,600	1,527,894
3.40%, 10/15/52	2,859	1,691,974
5.65%, 01/15/53	1,650	1,426,172
5.75%, 01/15/54	2,000	1,755,743
3.60%, 11/15/60	1,606	934,271
5.80%, 09/15/62	650	560,120
T-Mobile USA, Inc., 6.00%, 06/15/54	1,005	912,505
Vodafone Group PLC
6.15%, 02/27/37	1,263	1,199,034
5.00%, 05/30/38(a)	500	433,010
4.38%, 02/19/43	1,187	877,854
5.25%, 05/30/48	1,200	967,742
4.88%, 06/19/49(a)	1,493	1,129,345
4.25%, 09/17/50	1,135	773,997
5.63%, 02/10/53	1,700	1,429,825
5.13%, 06/19/59	496	373,132
5.75%, 02/10/63	400	333,297

		32,763,397

Total Corporate Bonds — 87.5% (Cost: $2,254,659,481)		1,736,093,432

Foreign Agency Obligations

Chile — 0.6%
Chile Government International Bond
3.50%, 01/31/34	1,300	1,041,300
4.95%, 01/05/36	1,500	1,331,250
3.10%, 05/07/41	2,500	1,625,000
4.34%, 03/07/42	1,900	1,467,750
3.63%, 10/30/42(a)	300	206,925
3.86%, 06/21/47(a)	975	677,137
3.50%, 01/25/50(a)	2,178	1,373,229
4.00%, 01/31/52(a)	960	660,000
5.33%, 01/05/54	1,470	1,242,360
3.10%, 01/22/61(a)	1,932	1,032,654
3.25%, 09/21/71	708	375,240

		11,032,845

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	1,516	1,553,426

Indonesia — 0.4%
Indonesia Government International Bond
4.35%, 01/11/48	1,666	1,267,509
5.35%, 02/11/49	900	793,044
3.70%, 10/30/49(a)	1,000	675,900
3.50%, 02/14/50(a)	478	310,351
4.20%, 10/15/50(a)	1,528	1,118,878
3.05%, 03/12/51	1,589	969,814
4.30%, 03/31/52	750	555,473
5.45%, 09/20/52	575	507,087
5.65%, 01/11/53(a)	630	574,610
3.20%, 09/23/61	478	271,179

Security	Par (000)	Value

Indonesia (continued)
Indonesia Government International Bond (continued)
4.45%, 04/15/70	$1,000	$728,980
3.35%, 03/12/71(a)	750	429,660

		8,202,485

Israel — 0.3%
Israel Government International Bond
4.50%, 01/30/43	1,585	1,230,852
4.13%, 01/17/48	978	680,933
3.88%, 07/03/50	1,978	1,304,491
4.50%, 12/31/99	850	556,920
State of Israel, 3.38%, 01/15/50	1,778	1,073,467

		4,846,663

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	1,783	1,168,685
3.88%, 05/06/51	2,178	1,354,329

		2,523,014

Mexico — 1.4%
Mexico Government International Bond
3.50%, 02/12/34	3,150	2,397,150
6.35%, 02/09/35	2,605	2,482,565
6.05%, 01/11/40	2,406	2,153,370
4.28%, 08/14/41	2,582	1,834,511
4.75%, 03/08/44	3,272	2,412,380
5.55%, 01/21/45(a)	2,565	2,122,537
4.60%, 01/23/46	2,082	1,468,851
4.35%, 01/15/47(a)	1,522	1,026,589
4.60%, 02/10/48	1,422	988,290
4.50%, 01/31/50	1,729	1,183,501
5.00%, 04/27/51(a)	2,110	1,548,782
4.40%, 02/12/52	2,150	1,415,775
6.34%, 05/04/53	2,864	2,481,656
3.77%, 05/24/61	2,710	1,514,890
5.75%, 12/31/99	2,472	1,870,068
Series A, 6.75%, 09/27/34	1,497	1,483,527

		28,384,442

Panama — 0.6%
Panama Government International Bond
6.40%, 02/14/35	2,000	1,818,000
6.70%, 01/26/36	1,938	1,803,309
6.88%, 01/31/36	1,020	959,608
4.50%, 05/15/47	1,150	738,875
4.50%, 04/16/50(a)	2,268	1,409,562
4.30%, 04/29/53	1,578	939,699
6.85%, 03/28/54	1,350	1,151,550
4.50%, 04/01/56(a)	2,058	1,236,858
3.87%, 07/23/60(a)	2,903	1,515,366
4.50%, 01/19/63	1,500	874,500

		12,447,327

Peru — 0.5%
Peruvian Government International Bond
8.75%, 11/21/33	1,414	1,648,950
3.00%, 01/15/34	2,187	1,650,091
6.55%, 03/14/37	1,113	1,119,121
3.30%, 03/11/41(a)	1,209	798,545
5.63%, 11/18/50(a)	2,410	2,123,210
3.55%, 03/10/51(a)	1,725	1,078,988
2.78%, 12/01/60	1,886	943,943

90	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru (continued)
Peruvian Government International Bond (continued)
3.60%, 01/15/72	$925	$521,700
3.23%, 07/28/2121	913	457,870

		10,342,418

Philippines — 0.6%
Philippines Government International Bond
6.38%, 10/23/34	1,750	1,796,305
5.00%, 01/13/37	1,128	1,026,672
3.95%, 01/20/40	1,850	1,413,086
3.70%, 03/01/41	1,926	1,392,825
3.70%, 02/02/42(a)	2,903	2,074,252
2.95%, 05/05/45	478	292,861
2.65%, 12/10/45	1,310	758,529
3.20%, 07/06/46	1,910	1,197,436
4.20%, 03/29/47	900	668,574
5.95%, 10/13/47	700	665,903
5.50%, 01/17/48	1,200	1,075,212

		12,361,655

Poland — 0.1%
Republic of Poland Government International Bond, 5.50%, 04/04/53(a)	2,350	2,064,405

South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	478	302,215
Korea International Bond
4.13%, 06/10/44	1,000	801,950
3.88%, 09/20/48	345	258,757

		1,362,922

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	729,922
Inter-American Development Bank
3.20%, 08/07/42	370	269,187
4.38%, 01/24/44	225	191,980
International Bank for Reconstruction & Development, 4.75%, 02/15/35(a)	413	393,948

		1,585,037

Uruguay — 0.4%
Uruguay Government International Bond
5.75%, 10/28/34	1,300	1,298,050
7.63%, 03/21/36(a)	1,050	1,185,975
4.13%, 11/20/45(a)	800	632,000
5.10%, 06/18/50	3,606	3,108,372
4.98%, 04/20/55	2,324	1,935,892

		8,160,289

Total Foreign Agency Obligations — 5.3% (Cost: $135,648,138)		104,866,928

Municipal Bonds

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	910	792,103

California — 1.7%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	629,141
Series S-1, 6.92%, 04/01/40	500	540,597
Series S-1, 7.04%, 04/01/50	25	28,340
Series S-3, 6.91%, 10/01/50	1,540	1,703,873

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	$845	$505,093
California Health Facilities Financing Authority, RB, M/F Housing, 4.35%, 06/01/41	500	406,845
California State University, RB
Series B, 5.18%, 11/01/53	1,245	1,076,203
Series E, 2.90%, 11/01/51	125	78,402
California State University, Refunding RB
Series B, 2.98%, 11/01/51	835	504,598
Series B, 2.72%, 11/01/52	270	153,906
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, (AGM), 4.24%, 05/15/48	540	413,976
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	27,279
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,525	1,514,069
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	138,778
Series A, (AGM), 3.92%, 01/15/53	110	74,553
Golden State Tobacco Securitization Corp.,
Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	946,130
Class B, (SAP), 3.00%, 06/01/46	90	79,390
Series A-1, 3.71%, 06/01/41	210	140,829
Series A-1, 4.21%, 06/01/50	210	136,796
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	1,315	1,434,138
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, BAB, 5.74%, 06/01/39	625	606,940
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	28,158
Los Angeles Department of Water & Power, RB, BAB
5.72%, 07/01/39	125	121,461
6.57%, 07/01/45	1,300	1,360,213
Los Angeles Unified School District, GO, BAB
Series KR, 5.75%, 07/01/34	690	682,210
Series RY, 6.76%, 07/01/34	1,775	1,872,901
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	290	167,526
Series N, 3.71%, 05/15/2120	1,400	819,447
Series Q, 4.56%, 05/15/53	1,135	898,039
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	57,512
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	514,985
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	186,045
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,052,042
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50 ..	225	147,354
State of California, GO, BAB
7.50%, 04/01/34	520	580,174
7.55%, 04/01/39	1,965	2,219,909
7.30%, 10/01/39	3,390	3,719,470

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California, GO, BAB (continued)
7.35%, 11/01/39	$1,270	$1,394,706
7.63%, 03/01/40(a)	2,480	2,812,194
7.60%, 11/01/40(a)	1,525	1,736,994
State of California, Refunding GO
4.50%, 04/01/33	125	113,203
4.60%, 04/01/38	100	87,037
5.20%, 03/01/43	265	232,892
University of California, RB
Series AD, 4.86%, 05/15/2112	225	173,677
Series AQ, 4.77%, 05/15/2115(a)	333	250,525
University of California, RB, BAB
5.77%, 05/15/43	815	785,893
5.95%, 05/15/45(a)	400	389,758

		33,544,201

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	25	24,533

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114(a)	530	421,476
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	95	63,407
District of Columbia, RB, BAB, Series E, 5.59%, 12/01/34	1,125	1,107,513
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	27,940

		1,620,336

Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	437,003
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	58,213

		495,216

Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	110,017
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,015	1,031,911
6.66%, 04/01/57	823	836,820

		1,978,748

Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	25	15,511

Illinois — 0.3%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	100	80,129
Series C, Senior Lien, 4.57%, 01/01/54	100	79,926
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	940,661
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	420	437,825
Series B, 6.90%, 12/01/40	1,140	1,188,524

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	$345	$342,871
Illinois State Toll Highway Authority, RB, BAB,
Series A, 6.18%, 01/01/34	163	164,398
Metropolitan Water Reclamation District of Greater Chicago, GO, BAB, 5.72%, 12/01/38	670	653,023
Sales Tax Securitization Corp., Refunding RB
3.59%, 01/01/43	320	242,177
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	732,083
State of Illinois, GO, BAB, 7.35%, 07/01/35	896	914,702

		5,776,319

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, 3.05%, 01/01/51(a)	55	36,081

Kansas — 0.0%
Kansas Development Finance Authority, RB,
Series K, (BAM), 2.77%, 05/01/51	90	55,386

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-4, 4.48%, 08/01/39	1,460	1,274,139
Series A-3, 5.20%, 12/01/39	495	463,869
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	150	101,052

		1,839,060

Massachusetts — 0.1%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49(a)	25	15,427
Commonwealth of Massachusetts, GO, BAB, 5.46%, 12/01/39	820	786,677
Commonwealth of Massachusetts, Refunding GO
Series D, 2.66%, 09/01/39	637	463,693
Series D, 2.81%, 09/01/43(a)	820	527,244
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	650,150
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	41,260
Massachusetts Water Resources Authority,
Refunding RB, Series C, 2.82%, 08/01/41	110	78,008

		2,562,459

Michigan — 0.2%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	70,506
3.38%, 12/01/40	1,555	1,124,154
Michigan State Building Authority, Refunding RB,
2nd Series, 2.71%, 10/15/40	155	103,895
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	161,933
University of Michigan, RB
Series A, 3.50%, 04/01/52(a)	55	37,403
Series A, 4.45%, 04/01/2122	1,547	1,122,573
Series B, 2.44%, 04/01/40	475	307,087
Series B, 2.56%, 04/01/50	1,163	657,304
University of Michigan, Refunding RB, Series C,
3.60%, 04/01/47	1,000	765,992

		4,350,847

92	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	$118	$87,957

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	500,512
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	155	100,609

		601,121

Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	81,343

Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	384,012

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,045,280
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41(a)	620	676,060
Series F, 7.41%, 01/01/40	2,505	2,812,907
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	281,008
Rutgers The State University of New Jersey,
Refunding RB, Series R, 3.27%, 05/01/43	345	246,747

		5,062,002

New York — 0.9%
City of New York, GO, 5.26%, 10/01/52(a)	780	705,575
City of New York, GO, BAB
5.52%, 10/01/37	400	383,120
Series F-1, 6.27%, 12/01/37	415	423,148
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	1,858,069
7.34%, 11/15/39	400	446,576
6.81%, 11/15/40	320	320,796
Metropolitan Transportation Authority, Refunding RB,
Series C-2, 5.18%, 11/15/49	125	104,642
New York City Municipal Water Finance Authority, RB, BAB
5.75%, 06/15/41(a)	2,825	2,700,012
5.95%, 06/15/42	55	53,946
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44(a)	25	24,275
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	205,487
6.01%, 06/15/42	490	483,734
5.44%, 06/15/43	125	115,473
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB
5.77%, 08/01/36	25	24,790
5.57%, 11/01/38	520	501,941
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,070,325
Series F, 5.63%, 03/15/39	350	340,093
New York State Thruway Authority, Refunding RB
Series M, 2.90%, 01/01/35	400	317,234
Series M, 3.50%, 01/01/42	95	71,475

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., RB, BAB, 5.77%, 03/15/39	$1,125	$1,109,983
Port Authority of New York & New Jersey, ARB
3.14%, 02/15/51	1,600	1,020,829
3.18%, 07/15/60	370	210,071
192nd Series, 4.81%, 10/15/65	125	102,220
215th Series, 3.29%, 08/01/69(a)	125	72,060
Series 20, 4.23%, 10/15/57	1,070	791,556
Port Authority of New York & New Jersey, RB
165th Series, 5.65%, 11/01/40	1,025	976,797
168th Series, 4.93%, 10/01/51	1,030	878,491
181st Series, 4.96%, 08/01/46	110	93,888
182nd Series, 5.31%, 08/01/46	25	22,342
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62	2,315	1,764,228

		17,193,176

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	37,498

Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	602,823
Series B, 8.08%, 02/15/50	400	484,032
American Municipal Power, Inc., RB, BAB, 5.94%, 02/15/47	1,025	986,547
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38(a)	400	290,006
Series B, 4.53%, 01/01/35	280	256,226
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,547,288
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	99,416

		4,266,338

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
4.85%, 02/01/45	500	447,859
4.38%, 11/01/45	290	247,669
Class A3, 4.71%, 05/01/52	115	97,630
Series A-2, 4.62%, 06/01/44	580	502,811
Series A-3, 5.09%, 02/01/52	265	229,105

		1,525,074

Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	71,045
State of Oregon Department of Transportation, RB, BAB, Series A, 5.83%, 11/15/34	55	55,419

		126,464

Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	74,679
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,023,616
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	267,200
Series D, 2.84%, 09/01/50	95	56,864

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	$610	$561,348
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119	113	65,100

		2,048,807

South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	25,313

Texas — 0.8%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	2,505	2,244,677
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	152,313
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	155	148,500
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	403,419
Series B, 6.00%, 12/01/44	1,450	1,467,506
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	275,344
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51	1,300	962,752
Series A, 4.51%, 11/01/51	190	151,607
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	94,174
Series A, 3.14%, 11/01/45	190	127,736
Series C, 3.09%, 11/01/40	1,065	742,619
Series C, 2.92%, 11/01/50(a)	720	452,872
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	890	544,301
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,260,775
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	592,470
State of Texas, GO, BAB
5.52%, 04/01/39	945	906,264
Series A, 4.68%, 04/01/40	1,500	1,349,439
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35	1,565	1,516,635
Series 2023-1, 5.17%, 04/01/41	1,500	1,390,225
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	375	267,697
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	400	354,673
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	482,169

		15,888,167

Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	258,867
Series A, 3.23%, 09/01/2119	55	29,533
Series U, 2.58%, 11/01/51(a)	215	119,539

		407,939

Security	Par (000)	Value

Washington — 0.0%
State of Washington, GO, BAB, Series B, 5.14%, 08/01/40	$325	$297,089

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	412,558

Total Municipal Bonds — 5.1% (Cost: $126,849,031)		101,535,658

Preferred Securities

Capital Trust — 0.1%

Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	1,250	1,171,846

Total Preferred Securities — 0.1% (Cost: $1,300,445)		1,171,846

Total Long-Term Investments — 98.0% (Cost: $2,518,457,095)		1,943,667,864

	Shares

Short-Term Securities

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(f)(g)(h)	175,495,370	175,565,567

Total Short-Term Securities — 8.8% (Cost: $175,507,525)		175,565,567

Total Investments — 106.8% (Cost: $2,693,964,620)		2,119,233,431

Liabilities in Excess of Other Assets — (6.8)%		(135,667,957)

Net Assets — 100.0%		$1,983,565,474

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

94	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Credit Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$104,925,359	$70,571,223	(a)	$—	$(5,873)	$74,858	$175,565,567	175,495,370	$1,618,125	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,736,093,432	$—	$1,736,093,432
Foreign Agency Obligations	—	104,866,928	—	104,866,928
Municipal Bonds	—	101,535,658	—	101,535,658
Preferred Securities
Capital Trust	—	1,171,846	—	1,171,846
Short-Term Securities
Money Market Funds	175,565,567	—	—	175,565,567

	$175,565,567	$1,943,667,864	$—	$2,119,233,431

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments October 31, 2023	iShares U.S. Long Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.0%
Fannie Mae, 5.63%, 07/15/37	$4,000	$4,119,169
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,017,478
5.50%, 07/15/36	4,730	4,830,275
Tennessee Valley Authority
5.88%, 04/01/36	11,841	12,286,113
3.50%, 12/15/42	66	48,917

		22,301,952

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $26,275,764)		22,301,952

U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 08/15/39(a)	29,566	27,760,774
4.75%, 02/15/37 - 02/15/41(a)	28,828	28,035,724
5.00%, 05/15/37(a)	27,415	27,452,482
4.38%, 02/15/38 - 08/15/43(a)	65,670	59,230,214
3.50%, 02/15/39	12,761	10,550,256
4.25%, 05/15/39 - 11/15/40	20,025	17,994,888
4.63%, 02/15/40	16,575	15,545,537
1.13%, 05/15/40 - 08/15/40(a)	119,755	64,927,460
3.88%, 08/15/40 - 05/15/43	54,603	45,427,424
1.38%, 11/15/40 - 08/15/50(a)	127,489	62,839,969
1.88%, 02/15/41 - 11/15/51(a)	242,985	138,573,431
2.25%, 05/15/41 - 02/15/52(a)	362,778	223,546,611
1.75%, 08/15/41	44,509	26,425,480
3.75%, 08/15/41 - 11/15/43	45,466	37,027,867
2.00%, 11/15/41 - 08/15/51(a)	174,541	96,657,476
3.13%, 11/15/41 - 05/15/48	88,536	64,473,831
2.38%, 02/15/42 - 05/15/51(a)	74,460	45,368,923
3.00%, 05/15/42 - 08/15/52(a)	367,992	256,946,036
3.25%, 05/15/42	23,247	17,703,135
2.75%, 08/15/42 - 11/15/47	157,938	107,301,406

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.38%, 08/15/42 - 11/15/48	$84,477	$63,558,749
4.00%, 11/15/42 - 11/15/52(a)	88,000	73,919,657
2.88%, 05/15/43 - 05/15/52(a)	138,608	94,100,597
3.63%, 08/15/43 - 05/15/53(a)	171,656	134,531,404
2.50%, 02/15/45 - 05/15/46(a)	247,030	158,202,205
1.25%, 05/15/50(a)	28,428	12,506,099
1.63%, 11/15/50(a)	254,369	124,591,129
4.13%, 08/15/53(a)	60,700	51,926,953

Total U.S. Treasury Obligations — 97.3% (Cost: $2,869,806,353)		2,087,125,717

Total Long-Term Investments — 98.3% (Cost: $2,896,082,117)		2,109,427,669

	Shares

Short-Term Securities

Money Market Funds — 36.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(c)(d)	771,246,176	771,554,674

Total Short-Term Securities — 36.0% (Cost: $771,288,241)		771,554,674

Total Investments — 134.3% (Cost: $3,667,370,358)		2,880,982,343

Liabilities in Excess of Other Assets — (34.3)%		(735,569,200)

Net Assets — 100.0%		$2,145,413,143

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$667,911,530	$103,220,804	(a)	$—	$34,404	$387,936	$771,554,674	771,246,176	$1,667,282	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

96	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	1	12/19/23	$112	$(16,093)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 16,093	$ —	$ 16,093

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,370,516)	$ —	$ (1,370,516)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 815,478	$ —	$ 815,478

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,303,750

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$22,301,952	$—	$22,301,952
U.S. Treasury Obligations	—	2,087,125,717	—	2,087,125,717
Short-Term Securities
Money Market Funds	771,554,674	—	—	771,554,674

	$771,554,674	$2,109,427,669	$—	$2,880,982,343

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) October 31, 2023	iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities

Interest Rate Contracts	$(16,093)	$—	$—	$(16,093)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

98	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Series 2022-1, Class A, 2.21%, 03/15/27	$3,750	$3,569,968
Series 2022-2, Class A, 3.39%, 05/15/27	8,302	8,014,131
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/26	4,166	4,065,648
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 08/18/25	1,708	1,695,943
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	620	605,387
Series 2022-B, Class A4, 3.80%, 08/15/28	450	431,990
Santander Drive Auto Receivables Trust,
Series 2022-4, Class A3, 4.14%, 02/16/27	682	675,569
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	1,544	1,502,555
Series 2021-B, Class A4, 0.53%, 10/15/26	2,073	1,927,394
Series 2022-B, Class A3, 2.93%, 09/15/26	10,000	9,724,799
Verizon Master Trust, Series 2021-1, Class A, 0.50%, 05/20/27	2,382	2,310,432

Total Asset-Backed Securities — 0.8% (Cost: $35,509,346)		34,523,816

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 2.8%
Bank
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,411,579
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	3,752,204
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,451,775
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,755,261
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,300,613
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	5,980,519
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,269,740
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,333,232
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	2,834,236
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	5,923,623
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,189,356
Series 2020-B19, Class B, 2.35%, 09/15/53	937	575,900
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,251,203
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,485,519
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	5,294,359
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,088,146
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/47	413	401,280
Series 2014-GC25, Class AS, 4.02%, 10/10/47	1,243	1,194,444
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,701,088
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	748,764
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,093,949
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,691,263
Commercial Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	265	258,841
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	366	364,119
Series 2015-PC1, Class A5, 3.90%, 07/10/50	1,243	1,194,596
Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	583,685
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	829	787,604
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,660,476
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,002,843

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	$6,225	$5,648,961
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class A2, 2.92%, 06/25/32	2,000	1,630,931
GS Mortgage Securities Corp. II, Series 2018- GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,230,579
GS Mortgage Securities Trust
Series 2014-GC24, Class A5, 3.93%, 09/10/47	5,809	5,641,078
Series 2015-GC30, Class A4, 3.38%, 05/10/50	496	471,306
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,908	1,801,350
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47	163	161,755
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,611	1,520,795
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,590,815
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,430,030
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 3.96%, 07/15/46(a)	249	237,553
Series 2015-C24, Class A4, 3.73%, 05/15/48	620	589,836
Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,247,715
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	918,152
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,269,222
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	419,726
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	512,385
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48	1,243	1,188,848
Series 2015-SG1, Class A4, 3.79%, 09/15/48	4,028	3,839,361
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	2,852,969
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,033,688
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,769,197

Total Non-Agency Mortgage-Backed Securities — 2.8% (Cost: $140,082,857)		119,586,469

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.6%
Ginnie Mae Mortgage-Backed Securities
3.00%, 03/20/52	6,152	5,032,400
3.50%, 05/20/53	4,984	4,299,506
4.50%, 05/20/53	7,195	6,503,810
5.50%, 07/20/53 - 09/20/53	25,531	24,433,500
6.00%, 09/20/53	5,868	5,752,326
Uniform Mortgage-Backed Securities
2.50%, 03/01/37 - 04/01/53	38,594	29,909,381
2.00%, 10/01/37 - 07/01/51	18,480	14,013,366
3.50%, 07/01/38	6,431	5,872,393
4.00%, 01/01/50	2,233	1,963,675
3.00%, 07/01/50 - 03/01/52	49,976	40,245,526
6.00%, 01/01/53 - 09/01/53	53,118	51,927,258
5.00%, 04/01/53 - 07/01/53	32,036	29,590,642
5.50%, 04/01/53 - 06/01/53	32,826	31,266,870
6.50%, 07/01/53 - 10/01/53	24,301	24,296,830
4.50%, 08/01/53	3,837	3,430,294

		278,537,777

Commercial Mortgage-Backed Securities — 2.3%
Fannie Mae
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,570	4,272,189

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) October 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Series 2016-M6, Class A2, 2.49%, 05/25/26	$4,720	$4,402,944
Series 2017-M15, Class A2, 2.96%, 09/25/27(a)	2,991	2,772,434
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,489	2,231,824
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	6,877	6,084,035
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,707	3,195,727
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,549	3,572,182
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	1,906,810
Series 2022-M21, Class A2, 1.60%, 04/25/31(a)	3,536	2,697,457
Freddie Mac Multifamily Structured Pass Through Certificates
Series K052, Class A2, 3.15%, 11/25/25	620	593,633
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	3,916,446
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,692,305
Series K067, Class A1, 2.90%, 03/25/27	1,969	1,875,516
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,561,942
Series K081, Class A2, 3.90%, 08/25/28(a)	8,302	7,781,020
Series K088, Class A2, 3.69%, 01/25/29	413	380,903
Series K100, Class A2, 2.67%, 09/25/29	8,302	7,121,378
Series K101, Class A2, 2.52%, 10/25/29	4,690	3,982,290
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,717,368
Series K111, Class A2, 1.35%, 05/25/30	829	641,020
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,391,684
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,193,673
Series K144, Class A2, 2.45%, 04/25/32	5,000	3,933,689
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	2,683,661
Series K730, Class A2, 3.59%, 01/25/25(a)	7,122	6,947,911
Series K734, Class A2, 3.21%, 02/25/26	4,731	4,524,545

		95,074,586

Mortgage-Backed Securities — 86.8%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	914	783,194
4.00%, 02/01/47 - 02/01/57	3,250	2,843,974
3.50%, 11/01/51	4,981	4,209,927
(12-mo. LIBOR US + 1.53%), 5.19%, 05/01/43(a)	36	35,299
(12-mo. LIBOR US + 1.54%), 5.41%, 06/01/43(a)	48	47,864
(12-mo. LIBOR US + 1.70%), 5.95%, 08/01/42(a)	12	11,883
(12-mo. LIBOR US + 1.75%), 6.00%, 08/01/41(a)	4	3,799
(12-mo. LIBOR US + 1.83%), 5.69%, 11/01/40(a).	2	2,318
Freddie Mac, Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,259,824
Freddie Mac Mortgage-Backed Securities
8.00%, 12/01/24	3	2,671
3.00%, 03/01/27 - 10/01/47	34,861	29,442,124
2.50%, 07/01/28 - 01/01/33	8,068	7,407,367
3.50%, 03/01/32 - 06/01/49	33,995	29,491,792
5.00%, 04/01/33 - 04/01/49	1,466	1,393,178
4.00%, 05/01/33 - 01/01/49	11,621	10,314,879
5.50%, 06/01/35 - 01/01/39	50	48,652
4.50%, 06/01/38 - 01/01/49	4,838	4,427,082
(12-mo. LIBOR US + 1.50%), 5.25%, 06/01/43(a)	1	985
(12-mo. LIBOR US + 1.70%), 5.42%, 08/01/41(a)	3	2,647
(12-mo. LIBOR US + 1.84%), 5.23%, 09/01/40(a)	5	5,112

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K109, Class A2, 1.56%, 04/25/30	$8,471		$6,665,710
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000		8,539,307
Ginnie Mae Mortgage-Backed Securities
7.50%, 12/15/23	—	(b)	6
5.50%, 12/15/32 - 11/20/53(c)	32,042		30,664,329
6.00%, 03/15/35 - 11/20/53(c)	24,173		23,686,189
6.50%, 09/15/36 - 11/20/53(c)	18,516		18,473,604
4.50%, 07/15/39 - 11/20/53(c)	62,279		56,550,621
5.00%, 11/15/39 - 11/20/53(c)	61,411		57,274,486
4.00%, 03/15/41 - 11/20/53(c)	82,843		73,565,815
3.50%, 09/20/42 - 11/20/53(c)	124,363		107,060,977
3.00%, 01/20/43 - 11/20/53(c)	158,618		131,794,764
2.50%, 05/20/45 - 11/20/53(c)	239,043		190,395,364
2.00%, 07/20/50 - 11/20/53(c)	223,484		172,711,111
1.50%, 10/20/51	785		583,219
Uniform Mortgage-Backed Securities
4.50%, 05/01/24 - 11/13/53(c)	144,421		129,542,318
4.00%, 10/01/25 - 11/13/53(c)	228,726		201,120,056
3.50%, 02/01/26 - 11/13/53(c)	265,910		226,690,454
3.00%, 01/01/27 - 11/13/53(c)	392,809		326,009,786
2.50%, 09/01/28 - 11/13/53(c)	749,854		590,947,591
7.00%, 02/01/32	8		7,691
6.50%, 07/01/32 - 11/13/53(c)	14,106		14,021,090
5.00%, 11/01/33 - 11/13/53(c)	108,680		100,403,569
6.00%, 03/01/34 - 11/13/53(c)	23,416		22,832,521
2.00%, 12/01/35 - 11/13/53(c)	1,178,325		900,170,842
1.50%, 03/01/36 - 11/01/51	128,412		96,422,676
5.50%, 04/01/36 - 11/13/53(c)	92,089		87,545,634

			3,667,414,301

Total U.S. Government Sponsored Agency Securities — 95.7% (Cost: $4,741,887,362)			4,041,026,664

Total Long-Term Investments — 99.3% (Cost: $4,917,479,565)			4,195,136,949

	Shares

Short-Term Securities

Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, Series M, 5.54%(d)(e)	580,649,445	580,881,705

Total Short-Term Securities — 13.8% (Cost: $580,633,793)		580,881,705

Total Investments Before TBA Sale Commitments — 113.1% (Cost: $5,498,113,358)		4,776,018,654

	Par (000)

TBA Sale Commitments(c)

Mortgage-Backed Securities — (1.1)%
Ginnie Mae Mortgage-Backed Securities, 3.50%, 11/20/53	$(1,725)	(1,470,113)
Uniform Mortgage-Backed Securities
2.00%, 11/13/53	(24,075)	(17,676,316)
2.50%, 11/13/53	(19,450)	(14,918,758)
3.00%, 11/13/53	(8,750)	(7,000,087)

100	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) October 31, 2023	iShares U.S. Securitized Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.50%, 11/13/53	$(2,050)	$(1,706,892)
4.00%, 11/13/53	(600)	(518,250)
4.50%, 11/13/53	(1,125)	(1,004,484)
5.00%, 11/13/53	(1,100)	(1,014,063)

Total TBA Sale Commitments — (1.1)% (Proceeds: $(45,456,106))		(45,308,963)

Total Investments, Net of TBA Sale Commitments — 112.0% (Cost: $5,452,657,252)		4,730,709,691

Liabilities in Excess of Other Assets — (12.0)%		(505,673,687)

Net Assets — 100.0%		$4,225,036,004

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rounds to less than 1,000.
(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$629,253,363	$—	$(48,776,350	)(a)	$44,114	$360,578	$580,881,705	580,649,445	$36,145,953	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$34,523,816	$—	$34,523,816
Non-Agency Mortgage-Backed Securities	—	119,586,469	—	119,586,469
U.S. Government Sponsored Agency Securities	—	4,041,026,664	—	4,041,026,664
Short-Term Securities
Money Market Funds	580,881,705	—	—	580,881,705
Liabilities
Investments
TBA Sale Commitments	—	(45,308,963)	—	(45,308,963)

	$580,881,705	$4,149,827,986	$—	$4,730,709,691

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	101

Statements of Assets and Liabilities

October 31, 2023

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,385,017,181	$3,895,305,355	$1,943,667,864	$2,109,427,669
Investments, at value — affiliated(c)	182,872,847	1,621,788,775	175,565,567	771,554,674
Cash pledged for futures contracts	—	—	—	7,000
Receivables:
Investments sold	31,492,262	38,208,431	—	10,000,286
Securities lending income — affiliated	61,999	161,780	57,726	80,195
Capital shares sold	—	—	728,396	—
Dividends — affiliated	90,670	20,658	77,477	23,564
Interest — unaffiliated	23,188,684	29,782,307	29,798,519	28,489,116
Prepaid expenses	5,554	4,544	3,710	3,666

Total assets	2,622,729,197	5,585,271,850	2,149,899,259	2,919,586,170

LIABILITIES
Bank overdraft	—	28,097	—	—
Collateral on securities loaned	167,334,237	1,611,619,239	159,757,787	764,713,617
Payables:
Investments purchased	25,923,035	26,702,916	6,538,412	9,420,981
Capital shares redeemed	5,427,255	23,984,540	—	—
Trustees’ and Officer’s fees	2,720	3,915	3,752	3,946
Professional fees	33,860	33,722	33,834	33,721
Variation margin on futures contracts	—	—	—	762

Total liabilities	198,721,107	1,662,372,429	166,333,785	774,173,027

Commitments and contingent liabilities

NET ASSETS	$2,424,008,090	$3,922,899,421	$1,983,565,474	$2,145,413,143

NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$2,736,846,293	$4,372,755,964	$2,627,903,756	$2,969,339,221
Accumulated loss	(312,838,203)	(449,856,543)	(644,338,282)	(823,926,078)

NET ASSETS	$2,424,008,090	$3,922,899,421	$1,983,565,474	$2,145,413,143

Net asset value	$9.42	$9.44	$8.17	$7.25

(a) Investments, at cost — unaffiliated	$2,614,380,028	$4,256,285,843	$2,518,457,095	$2,896,082,117
(b) Securities loaned, at value	$161,173,833	$1,569,523,120	$153,306,778	$735,282,283
(c) Investments, at cost — affiliated	$182,804,902	$1,621,128,767	$175,507,525	$771,288,241
(d) Shares outstanding	257,297,124	415,575,072	242,763,970	295,991,474
(e) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f) Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

102	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (continued)

October 31, 2023

iShares U.S. Securitized Bond Index Fund

ASSETS
Investments, at value — unaffiliated(a)	$4,195,136,949
Investments, at value — affiliated(b)	580,881,705
Cash pledged as collateral for TBA commitments	269,000
Receivables:
Investments sold	67,622
TBA sale commitments	45,456,106
Dividends — affiliated	2,878,567
Interest — unaffiliated	11,635,933
Principal paydowns	127,485
Prepaid expenses	3,746

Total assets	4,836,457,113

LIABILITIES
Bank overdraft	17,200
TBA sale commitments, at value(c)	45,308,963
Payables:
Investments purchased	566,056,527
Trustees’ and Officer’s fees	4,699
Professional fees	33,720

Total liabilities	611,421,109

Commitments and contingent liabilities

NET ASSETS	$4,225,036,004

NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$5,038,327,686
Accumulated loss	(813,291,682)

NET ASSETS	$4,225,036,004

Net asset value	$8.76

(a) Investments, at cost — unaffiliated	$4,917,479,565
(b) Investments, at cost — affiliated	$580,633,793
(c) Proceeds from TBA sale commitments	$45,456,106
(d) Shares outstanding	482,106,852
(e) Shares authorized	Unlimited
(f) Par value	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Operations

Year Ended October 31, 2023

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund

INVESTMENT INCOME
Dividends — affiliated	$1,205,105	$585,121	$1,061,119	$812,621
Interest — unaffiliated	75,454,034	88,199,499	105,138,413	73,560,105
Securities lending income — affiliated — net	592,789	1,931,971	557,006	854,661
Foreign taxes withheld	(274)	—	—	—

Total investment income	77,251,654	90,716,591	106,756,538	75,227,387

EXPENSES
Administration	1,283,499	1,926,345	1,252,410	1,054,422
Investment advisory	1,283,499	1,926,345	1,252,410	1,054,422
Professional	33,736	33,966	33,735	33,888
Trustees and Officer	20,723	33,035	20,158	19,712
Miscellaneous	1,068	1,068	2,103	1,068

Total expenses	2,622,525	3,920,759	2,560,816	2,163,512
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(2,621,457)	(3,919,691)	(2,558,713)	(2,162,444)

Total expenses after fees waived and/or reimbursed	1,068	1,068	2,103	1,068

Net investment income	77,250,586	90,715,523	106,754,435	75,226,319

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,682,196)	(35,161,156)	(45,661,123)	(27,123,094)
Investments — affiliated	9,892	(159,708)	(5,873)	34,404
Futures contracts	—	—	—	(1,370,516)

	(14,672,304)	(35,320,864)	(45,666,996)	(28,459,206)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(10,230,552)	(7,101,329)	(48,436,540)	(261,837,524)
Investments — affiliated	90,062	849,264	74,858	387,936
Futures contracts	—	—	—	815,478

	(10,140,490)	(6,252,065)	(48,361,682)	(260,634,110)

Net realized and unrealized loss	(24,812,794)	(41,572,929)	(94,028,678)	(289,093,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,437,792	$49,142,594	$12,725,757	$(213,866,997)

See notes to financial statements.

104	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (continued)

Year Ended October 31, 2023

iShares U.S. Securitized Bond Index Fund

INVESTMENT INCOME
Dividends — affiliated	$36,145,953
Interest — unaffiliated	108,667,498

Total investment income	144,813,451

EXPENSES
Administration	2,530,344
Investment advisory	2,530,344
Trustees and Officer	34,238
Professional	33,886
Miscellaneous	2,068

Total expenses	5,130,880
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(5,128,812)

Total expenses after fees waived and/or reimbursed	2,068

Net investment income	144,811,383

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(36,983,899)
Investments — affiliated	44,114

(36,939,785)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(151,624,014)
Investments — affiliated	360,578

(151,263,436)

Net realized and unrealized loss	(188,203,221)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(43,391,838)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund		iShares U.S. Intermediate Government Bond Index Fund
		Period from		Period from
	Year Ended	05/20/22 (a)	Year Ended	05/20/22 (a)
	10/31/23	to 10/31/22	10/31/23	to 10/31/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$77,250,586	$23,149,963	$90,715,523	$27,621,404
Net realized loss	(14,672,304)	(66,202,940)	(35,320,864)	(54,656,754)
Net change in unrealized appreciation (depreciation)	(10,140,490)	(35,394,589)	(6,252,065)	(126,789,563)

Net increase (decrease) in net assets resulting from operations	52,437,792	(78,447,566)	49,142,594	(153,824,913)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(77,358,427)	(23,303,934)	(89,518,603)	(27,048,669)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	678,827,108	1,871,853,117	500,310,980	3,643,838,032

NET ASSETS
Total increase in net assets	653,906,473	1,770,101,617	459,934,971	3,462,964,450
Beginning of period	1,770,101,617	—	3,462,964,450	—

End of period	$2,424,008,090	$1,770,101,617	$3,922,899,421	$3,462,964,450

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares U.S. Long Credit Bond Index Fund		iShares U.S. Long Government Bond Index Fund

	Year Ended 10/31/23	Period from 05/20/22 to 10/31/22 (a)	Year Ended 10/31/23	Period from 05/20/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$106,754,435	$42,486,679	$75,226,319	$25,501,108
Net realized loss	(45,666,996)	(21,571,184)	(28,459,206)	(6,608,515)
Net change in unrealized appreciation (depreciation)	(48,361,682)	(315,076,386)	(260,634,110)	(353,582,214)

Net increase (decrease) in net assets resulting from operations	12,725,757	(294,160,891)	(213,866,997)	(334,689,621)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(106,546,280)	(42,348,892)	(74,646,145)	(25,264,214)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	153,018,649	2,260,877,131	573,402,649	2,220,477,471

NET ASSETS
Total increase in net assets	59,198,126	1,924,367,348	284,889,507	1,860,523,636
Beginning of period	1,924,367,348	—	1,860,523,636	—

End of period	$1,983,565,474	$1,924,367,348	$2,145,413,143	$1,860,523,636

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Changes in Net Assets (continued)

	iShares U.S. Securitized Bond Index Fund

	Year Ended 10/31/23	Period from 05/20/22 to 10/31/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$144,811,383	$44,751,001
Net realized loss	(36,939,785)	(49,850,568)
Net change in unrealized appreciation (depreciation)	(151,263,436)	(311,838,720)

Net decrease in net assets resulting from operations	(43,391,838)	(316,938,287)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(145,884,807)	(47,023,066)
Return of capital	(1,646,980)	—

Decrease in net assets resulting from distributions to shareholders	(147,531,787)	(47,023,066)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	548,245,723	4,231,675,259

NET ASSETS
Total increase in net assets	357,322,098	3,867,713,906
Beginning of period	3,867,713,906	—

End of period	$4,225,036,004	$3,867,713,906

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

108	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Intermediate Credit Bond Index Fund

	Year Ended 10/31/23		Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$9.43		$10.00

Net investment income(b)	0.35		0.12
Net realized and unrealized loss	(0.01)		(0.57)

Net increase (decrease) from investment operations	0.34		(0.45)

Distributions from net investment income(c)	(0.35)		(0.12)

Net asset value, end of period	$9.42		$9.43

Total Return(d)
Based on net asset value	3.53%		(4.49	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12%		0.12	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(h)	—	%(g)

Net investment income	3.61%		2.84	%(g)

Supplemental Data
Net assets, end of period (000)	$2,424,008		$1,770,102

Portfolio turnover rate	14%		19	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Intermediate Government Bond Index Fund

	Year Ended 10/31/23		Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$9.51		$10.00

Net investment income(b)	0.23		0.08
Net realized and unrealized loss	(0.08)		(0.50)

Net increase (decrease) from investment operations	0.15		(0.42)

Distributions from net investment income(c)	(0.22)		(0.07)

Net asset value, end of period	$9.44		$9.51

Total Return(d)
Based on net asset value	1.59%		(4.18	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10%		0.10	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(h)	—	%(g)

Net investment income	2.35%		1.73	%(g)

Supplemental Data
Net assets, end of period (000)	$3,922,899		$3,462,964

Portfolio turnover rate	24%		16	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

110	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Long Credit Bond Index Fund

	Year Ended 10/31/23		Period from 05/20/22 to 10/31/22	(a)

Net asset value, beginning of period	$8.53		$10.00

Net investment income(b)	0.47		0.20
Net realized and unrealized loss	(0.36)		(1.47)

Net increase (decrease) from investment operations	0.11		(1.27)

Distributions from net investment income(c)	(0.47)		(0.20)

Net asset value, end of period	$8.17		$8.53

Total Return(d)
Based on net asset value	0.80%		(12.84	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12%		0.12	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(h)	—	%(g)

Net investment income	5.11%		4.79	%(g)

Supplemental Data
Net assets, end of period (000)	$1,983,565		$1,924,367

Portfolio turnover rate	13%		7	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Long Government Bond Index Fund

			Period from
	Year Ended		05/20/22	(a)
	10/31/23		to 10/31/22

Net asset value, beginning of period	$8.18		$10.00

Net investment income(b)	0.30		0.13
Net realized and unrealized loss	(0.93)			(1.82)

Net decrease from investment operations	(0.63)			(1.69)

Distributions from net investment income(c)	(0.30)			(0.13)

Net asset value, end of period	$7.25		$8.18

Total Return(d)
Based on net asset value	(8.17)%		(17.06	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10%		0.10	%(g)

Total expenses after fees waived and/or reimbursed	0.00	%(h)	—	%(g)

Net investment income	3.57%		3.09	%(g)

Supplemental Data
Net assets, end of period (000)	$2,145,413		$1,860,524

Portfolio turnover rate	4%		5	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

112	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Securitized Bond Index Fund

			Period from
	Year Ended		05/20/22	(a)
	10/31/23		to 10/31/22

Net asset value, beginning of period	$9.12		$10.00

Net investment income(b)	0.32		0.11
Net realized and unrealized loss		(0.35)		(0.88)

Net decrease from investment operations		(0.03)		(0.77)

Distributions(c)
From net investment income		(0.33)		(0.11)
Return of capital	(0.00	)(d)	—

Total distributions		(0.33)		(0.11)

Net asset value, end of period	$8.76		$9.12

Total Return(e)
Based on net asset value		(0.53)%	(7.71	)%(f)

Ratios to Average Net Assets(g)
Total expenses		0.12%	0.12	%(h)

Total expenses after fees waived and/or reimbursed	0.00	%(i)	—	%(h)

Net investment income		3.43%	2.53	%(h)

Supplemental Data
Net assets, end of period (000)	$4,225,036		$3,867,714

Portfolio turnover rate(j)		341%	150	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

		Period from
	Year Ended	05/20/22	(a)
	10/31/23	to 10/31/22

Portfolio turnover rate (excluding MDRs)	163%		150%

(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	113

Notes to Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex. Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period and as of the report date. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer

114	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (continued)

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can

116	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash Collateral	Non-Cash Collateral		Net
Fund Name/Counterparty	Loaned at Value	Received (a)	Received, at Fair Value	(a)	Amount

U.S. Intermediate Credit Bond
Barclays Capital, Inc.	$12,294,062	$(12,294,062)	$—		$—
BMO Capital Markets Corp.	4,727,236	(4,727,236)	—		—
BNP Paribas SA	41,059,839	(41,059,839)	—		—
BofA Securities, Inc.	12,391,831	(12,391,831)	—		—
Goldman Sachs & Co. LLC	14,282,175	(14,282,175)	—		—
HSBC Securities (USA), Inc.	1,294,446	(1,294,446)	—		—
J.P. Morgan Securities LLC	24,578,958	(24,578,958)	—		—
Jefferies LLC	2,330,547	(2,330,547)	—		—
Nomura Securities International, Inc.	4,582,579	(4,582,579)	—		—
RBC Capital Markets LLC	15,932,306	(15,932,306)	—		—
Scotia Capital (USA), Inc.	4,470,273	(4,470,273)	—		—
State Street Bank & Trust Co.	3,150,292	(3,150,292)	—		—
TD Securities (USA) LLC	777,233	(777,233)	—		—
Toronto-Dominion Bank	632,325	(632,325)	—		—
UBS AG	195,569	(195,569)	—		—
Wells Fargo Securities LLC	18,474,162	(18,474,162)	—		—

	$161,173,833	$(161,173,833)	$—		$—

U.S. Intermediate Government Bond
BofA Securities, Inc.	$153,800,547	$(153,800,547)	$—		$—
Citigroup Global Markets, Inc.	66,868,879	(66,868,879)	—		—
Credit Agricole Corporate & Investment Bank SA	513,917,878	(513,917,878)	—		—
Goldman Sachs & Co. LLC	204,805,392	(204,805,392)	—		—
HSBC Securities (USA), Inc.	126,518,434	(126,518,434)	—		—
J.P. Morgan Securities LLC	168,588,111	(168,588,111)	—		—
Morgan Stanley	265,542,750	(265,542,750)	—		—
Wells Fargo Securities LLC	69,481,129	(69,481,129)	—		—

	$1,569,523,120	$(1,569,523,120)	$—		$—

U.S. Long Credit Bond
Barclays Capital, Inc.	$19,088,792	$(19,088,792)	$—		$—
BMO Capital Markets Corp.	1,518,947	(1,518,947)	—		—
BNP Paribas SA	40,794,304	(40,794,304)	—		—
BofA Securities, Inc.	9,088,180	(9,088,180)	—		—
HSBC Securities (USA), Inc.	4,129,460	(4,129,460)	—		—
J.P. Morgan Securities LLC	38,458,992	(38,458,992)	—		—
Jefferies LLC	2,536,655	(2,536,655)	—		—
Nomura Securities International, Inc.	2,781,085	(2,781,085)	—		—
RBC Capital Markets LLC	11,104,925	(11,104,925)	—		—
Scotia Capital (USA), Inc.	6,871,380	(6,871,380)	—		—
State Street Bank & Trust Co.	5,504,582	(5,504,582)	—		—
UBS AG	87,529	(87,529)	—		—
Wells Fargo Bank N.A.	1,483,620	(1,483,620)	—		—
Wells Fargo Securities LLC	9,858,327	(9,858,327)	—		—

	$153,306,778	$(153,306,778)	$—		$—

U.S. Long Government Bond
BofA Securities, Inc.	$10,470,519	$(10,470,519)	$—		$—
Citigroup Global Markets, Inc.	339,297,889	(339,297,889)	—		—
Credit Agricole Corporate & Investment Bank SA	212,384,199	(212,384,199)	—		—
HSBC Securities (USA), Inc.	13,848,598	(13,848,598)	—		—
J.P. Morgan Securities LLC	106,183,765	(106,183,765)	—		—
Morgan Stanley	52,967,945	(52,967,945)	—		—
Wells Fargo Securities LLC	129,368	(129,368)	—		—

	$735,282,283	$(735,282,283)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees

U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06

The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2023, the amounts were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

U.S. Intermediate Credit Bond	$1,283,499
U.S. Intermediate Government Bond	1,926,345
U.S. Long Credit Bond	1,252,410
U.S. Long Government Bond	1,054,422
U.S. Securitized Bond	2,530,344

118	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Administration Fees

U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06

The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2023, the amounts were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

U.S. Intermediate Credit Bond	$1,283,499
U.S. Intermediate Government Bond	1,926,345
U.S. Long Credit Bond	1,252,410
U.S. Long Government Bond	1,054,422
U.S. Securitized Bond	2,530,344

Expense Waivers and Reimbursements: The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2033. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2023, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

U.S. Intermediate Credit Bond	$54,459
U.S. Intermediate Government Bond	67,001
U.S. Long Credit Bond	53,893
U.S. Long Government Bond	53,600
U.S. Securitized Bond	68,124

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2023, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

U.S. Intermediate Credit Bond	$179,314
U.S. Intermediate Government Bond	815,934

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements  (continued)

Fund Name	Amounts

U.S. Long Credit Bond	$162,636
U.S. Long Government Bond	363,143

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended October 31, 2023, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the year ended October 31, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities

Fund Name	Purchases	Sales	Purchases	Sales

U.S. Intermediate Credit Bond	$—	$—	$973,843,877	$292,160,693
U.S. Intermediate Government Bond	1,433,893,001	920,943,281	5,408,946	—
U.S. Long Credit Bond	—	—	417,458,191	257,871,502
U.S. Long Government Bond	650,125,612	83,076,521	6,910,953	5,789,450
U.S. Securitized Bond	—	—	14,714,382,800	14,205,432,642

For the year ended October 31, 2023, purchases and sales related to mortgage dollar rolls were as follows:

Fund Name	Purchases	Sales

U.S. Securitized Bond	$7,430,734,692	$7,427,137,495

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

Fund Name	Year Ended 10/31/23	Year Ended 10/31/22

U.S. Intermediate Credit Bond
Ordinary income	$77,358,427	$23,303,934

U.S. Intermediate Government Bond
Ordinary income	$89,518,603	$27,048,669

U.S. Long Credit Bond
Ordinary income	$106,546,280	$42,348,892

U.S. Long Government Bond
Ordinary income	$74,646,145	$25,264,214

120	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Fund Name	Year Ended 10/31/23	Year Ended 10/31/22

U.S. Securitized Bond
Ordinary income	$145,884,807	$47,023,066
Return of capital	1,646,980	—

	$147,531,787	$47,023,066

As of October 31, 2023, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

U.S. Intermediate Credit Bond	$3,798	$(81,273,219)	$(231,568,782)	$(312,838,203)
U.S. Intermediate Government Bond	10,060	(86,114,195)	(363,752,408)	(449,856,543)
U.S. Long Credit Bond	3,992	(61,349,243)	(582,993,031)	(644,338,282)
U.S. Long Government Bond	5,252	(33,584,335)	(790,346,995)	(823,926,078)
U.S. Securitized Bond	—	(87,116,574)	(726,175,108)	(813,291,682)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of realized gains (losses) for tax purposes and amortization methods for premiums on fixed income securities.

As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Intermediate Credit Bond	$2,799,458,811	$895,908	$(232,464,690)	$(231,568,782)
U.S. Intermediate Government Bond	5,880,846,540	322,295	(364,074,703)	(363,752,408)
U.S. Long Credit Bond	2,702,226,461	153,461	(583,146,492)	(582,993,031)
U.S. Long Government Bond	3,671,329,339	157,478	(790,504,473)	(790,346,995)
U.S. Securitized Bond	5,502,340,905	591,824	(726,766,932)	(726,175,108)

9.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2023, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Notes to Financial Statements  (continued)

that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

122	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Year Ended 10/31/23		Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts	Shares	Amounts

U.S. Intermediate Credit Bond
Shares sold	72,487,287	$707,238,370	271,911,778	$2,718,174,088
Shares issued in reinvestment of distributions	7,993,574	77,358,950	2,392,662	23,304,023
Shares redeemed	(10,971,490)	(105,770,212)	(86,516,687)	(869,624,994)

	69,509,371	$678,827,108	187,787,753	$1,871,853,117

	Year Ended 10/31/23		Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts	Shares	Amounts

U.S. Intermediate Government Bond
Shares sold	89,647,418	$867,928,770	474,514,308	$4,743,912,073
Shares issued in reinvestment of distributions	9,290,586	89,518,684	2,769,160	27,048,669
Shares redeemed	(47,418,357)	(457,136,474)	(113,228,043)	(1,127,122,710)

	51,519,647	$500,310,980	364,055,425	$3,643,838,032

	Year Ended 10/31/23		Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts	Shares	Amounts

U.S. Long Credit Bond
Shares sold	38,136,216	$350,550,132	237,144,897	$2,377,357,132
Shares issued in reinvestment of distributions	11,669,706	106,546,600	4,539,345	42,348,843
Shares redeemed	(32,636,820)	(304,078,083)	(16,089,374)	(158,828,844)

	17,169,102	$153,018,649	225,594,868	$2,260,877,131

	Year Ended 10/31/23		Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts	Shares	Amounts

U.S. Long Government Bond
Shares sold	70,820,611	$594,020,955	234,116,473	$2,285,383,527
Shares issued in reinvestment of distributions	8,853,903	74,647,020	2,761,471	25,264,214
Shares redeemed	(11,242,159)	(95,265,326)	(9,318,825)	(90,170,270)

	68,432,355	$573,402,649	227,559,119	$2,220,477,471

N O T E S T O F I N A N C I A L S T A T E M E N T S	123

Notes to Financial Statements  (continued)

	Year Ended 10/31/23		Period from 05/20/22(a) to 10/31/22

Fund Name	Shares	Amounts	Shares	Amounts

U.S. Securitized Bond
Shares sold	65,646,206	$617,560,584	437,111,769	$4,362,411,151
Shares issued in reinvestment of distributions	15,816,297	147,532,018	4,888,972	47,023,064
Shares redeemed	(23,299,753)	(216,846,879)	(18,056,639)	(177,758,956)

	58,162,750	$548,245,723	423,944,102	$4,231,675,259

(a)	Commencement of operations.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

124	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock FundsSM and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting BlackRock FundsSM, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023 and the statements of changes in net assets and the financial highlights for the year ended October 31, 2023 and for the period May 20, 2022 (commencement of operations) to October 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets and each of the financial highlights for the year ended October 31, 2023 and for the period May 20, 2022 (commencement of operations) to October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

iShares U.S. Intermediate Credit Bond Index Fund

iShares U.S. Intermediate Government Bond Index Fund

iShares U.S. Long Credit Bond Index Fund

iShares U.S. Long Government Bond Index Fund

iShares U.S. Securitized Bond Index Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	125

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2023:

Fund Name	Federal Obligation Interest

U.S. Intermediate Government Bond	$15,191,806
U.S. Long Government Bond	30,955,580

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2023:

Fund Name	Interest Dividends

U.S. Intermediate Credit Bond	$76,747,434
U.S. Intermediate Government Bond	87,575,510
U.S. Long Credit Bond	105,927,167
U.S. Long Government Bond	73,758,100
U.S. Securitized Bond	143,327,496

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2023:

Fund Name	Interest- Related Dividends

U.S. Intermediate Credit Bond	$76,551,006
U.S. Intermediate Government Bond	87,480,137
U.S. Long Credit Bond	105,767,072
U.S. Long Government Bond	73,625,645
U.S. Securitized Bond	137,459,820

126	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares U.S. Intermediate Credit Bond Index Fund (“Intermediate Credit Bond Index Fund”), iShares U.S. Intermediate Government Bond Index Fund (“Intermediate Government Bond Index Fund”), iShares U.S. Long Credit Bond Index Fund (“Long Credit Bond Index Fund”), iShares U.S. Long Government Bond Index Fund (“Long Government Bond Index Fund”) and iShares U.S. Securitized Bond Index Fund (“Securitized Bond Index Fund” and, together with Intermediate Credit Bond Index Fund, Intermediate Government Bond Index Fund, Long Credit Bond Index Fund and Long Government Bond Index Fund, the “Funds”), and BlackRock Fund Advisors (the “Manager”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	127

Disclosure of Investment Advisory Agreement   (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that each of Intermediate Credit Bond Index Fund’s, Intermediate Government Bond Index Fund’s, Long Credit Bond Index Fund’s, Long Government Bond Index Fund’s and Securitized Bond Index Fund’s net performance was compared to its benchmark, and that each Fund had less than one full year of performance information as of December 31, 2022. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed

128	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement  (continued)

BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Long Government Bond Index Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board noted that each of Intermediate Credit Bond Index Fund’s, Long Credit Bond Index Fund’s and Securitized Bond Index Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.

The Board noted that Intermediate Government Bond Index Fund’s contractual management fee rate ranked third out of four funds, and that the actual management fee rate and total expense ratio each ranked first out of four funds relative to the Fund’s Expense Peers.

The Board also noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by each Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	129

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)

Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.

			28 RICs consisting of 169 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)

Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof from 2018 to 2022; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021; Member of the President’s Counsel, Commonfund since 2023.

			28 RICs consisting of 169 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)

Chief Investment Officer, Williams College from 2006 to 2023; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.

			28 RICs consisting of 169 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)

Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.

			28 RICs consisting of 169 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)

Director, Pioneer Legal Institute since 2023; Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.

			28 RICs consisting of 169 Portfolios	None

130	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022.	28 RICs consisting of 169 Portfolios	GrafTech International Ltd. (materials manufacturing); Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems) from 2015 to 2020; Hertz Global Holdings (car rental) from 2015 to 2021

Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	28 RICs consisting of 169 Portfolios	None

Donald C. Opatrny 1952	Trustee (Since 2019)

Chair of the Board of Phoenix Art Museum since 2022 and Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee thereof since 2020; Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014.

			28 RICs consisting of 169 Portfolios	None

Kenneth L. Urish 1951	Trustee (Since 2007)

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001, Emeritus since 2022; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.

			28 RICs consisting of 169 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	131

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Claire A. Walton 1957	Trustee (Since 2016)	Advisory Board Member, Grossman School of Business at the University of Vermont since 2023; Advisory Board Member, Scientific Financial Systems since 2022; General Partner of Neon Liberty Capital Management, LLC since 2003; Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Massachusetts Council on Economic Education from 2013 to 2015; Director, Woodstock Ski Runners from 2013 to 2022.	28 RICs consisting of 169 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	98 RICs consisting of 273 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	100 RICs consisting of 275 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

132	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)	Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed- Income Complex and the iShares Complex from 2014 to 2023.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	133

Additional Information

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

134	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information   (continued)

BlackRock Privacy Principles (continued)

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02114

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10001

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	135

Glossary of Terms Used in this Report

Currency Abbreviation

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAN	State Aid Notes

SAP	Subject to Appropriations

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

136	2 0 2 3 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

ISUSCGSB-10/23-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares U.S. Intermediate Credit bond Index Fund	$33,633	$28,800	$0	$0	$12,000	$12,000	$0	$0
iShares U.S. Intermediate Government Bond Index Fund	$33,633	$28,800	$0	$0	$12,000	$12,000	$0	$0
iShares U.S. Long Credit Bond Index Fund	$33,633	$28,800	$0	$0	$12,000	$12,000	$0	$0
iShares U.S. Long Government Bond Index Fund	$33,633	$28,800	$0	$0	$12,000	$12,000	$0	$0
iShares U.S. Securitized Bond Index Fund	$33,633	$28,800	$0	$0	$12,000	$12,000	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares U.S. Intermediate Credit bond Index Fund	$12,000	$12,000
iShares U.S. Intermediate Government Bond Index Fund	$12,000	$12,000
iShares U.S. Long Credit Bond Index Fund	$12,000	$12,000
iShares U.S. Long Government Bond Index Fund	$12,000	$12,000
iShares U.S. Securitized Bond Index Fund	$12,000	$12,000

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 14 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 21, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 21, 2023